UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Address of principal executive offices) (Zip code)

Rodney R. Miller, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-2142

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.

The Schedule(s) of Investments is attached herewith.

Quarterly N-Q

September 30, 2008 (Unaudited)

DATE TARGET FUNDS:

- MyDestination 2005 Fund
- MyDestination 2015 Fund
- MyDestination 2025 Fund
- MyDestination 2035 Fund
- MyDestination 2045 Fund

ASSET ALLOCATION FUNDS:

- Conservative Allocation Fund
- Balanced Allocation Fund
- Growth Allocation Fund
- Aggressive Allocation Fund
- Conservative Allocation Fund I
- Balanced Allocation Fund I
- Growth Allocation Fund I
- Aggressive Allocation Fund I

SELECT FUNDS:

- Money Market Fund
- Low-Duration Bond Fund
- Medium-Duration Bond Fund
- Extended-Duration Bond Fund
- Global Bond Fund
- Equity Index Fund
- Real Estate Securities Fund
- Value Equity Fund
- Growth Equity Fund
- Small Cap Equity Fund
- International Equity Fund

GuideStone® Funds

Well Done…good and faithful servant. MATTHEW 25:21

MyDestination 2005 Fund
SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 84.4%
GuideStone Money Market Fund (GS4 Class)¥	569,796	$569,796
GuideStone Low-Duration Bond Fund (GS4 Class)¥	787,629	9,664,203
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	825,375	10,259,416
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	55,658	715,758
GuideStone Global Bond Fund (GS4 Class)¥	183,003	1,535,399
GuideStone Equity Index Fund (GS4 Class)¥	98,825	1,497,198
GuideStone Real Estate Securities Fund (GS4 Class)¥	311,692	2,770,940
GuideStone Value Equity Fund (GS4 Class)¥	577,954	7,744,578
GuideStone Growth Equity Fund (GS4 Class)¥	482,060	7,500,847
GuideStone Small Cap Equity Fund (GS4 Class)¥	171,920	2,076,798
GuideStone International Equity Fund (GS4 Class)¥	614,448	7,871,080

Total Affiliated Mutual Funds (Cost $62,933,389)		52,206,013

EXCHANGE TRADED FUND — 14.6%
iShares Lehman Treasury
Inflation Protected Securities Fund
(Cost $9,116,377)	89,046	9,020,360

	Par
U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Bill
2.09%, 12/04/08‡‡	$75,000	74,906
U.S. Treasury Note
4.25%, 11/15/13	480,000	510,525

Total U.S. Treasury Obligations (Cost $585,488)		585,431

TOTAL INVESTMENTS — 100.0% (Cost $72,635,254)		61,811,804
Other Assets in Excess of Liabilities — 0.0%		22,616

NET ASSETS — 100.0%		$61,834,420

PORTFOLIO SUMMARY (based on net assets)

		%
Bond Funds		35.9
Domestic Equity Funds		34.9
Exchange Traded Fund		14.6
International Equity Fund		12.7
U.S. Treasury Obligations		1.0
Futures Contracts		0.9
Money Market Fund		0.9

		100.9

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 — Quoted Prices	$61,226,373	$(22,224)
Level 2 — Other Significant Observable Inputs	585,431	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$61,811,804	$(22,224)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

2	See Notes to Schedules of Investments.

MyDestination 2015 Fund
SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 90.9%
GuideStone Money Market Fund (GS4 Class)¥	1,823,542	$1,823,542
GuideStone Low-Duration Bond Fund (GS4 Class)¥	912,506	11,196,454
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	1,529,315	19,009,387
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	554,071	7,125,356
GuideStone Global Bond Fund (GS4 Class)¥	1,020,743	8,564,030
GuideStone Equity Index Fund (GS4 Class)¥	334,085	5,061,382
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,208,771	10,745,975
GuideStone Value Equity Fund (GS4 Class)¥	2,118,217	28,384,104
GuideStone Growth Equity Fund (GS4 Class)¥	1,791,047	27,868,684
GuideStone Small Cap Equity Fund (GS4 Class)¥	660,758	7,981,959
GuideStone International Equity Fund (GS4 Class)¥	2,280,955	29,219,028

Total Affiliated Mutual Funds (Cost $196,636,266)		156,979,901

EXCHANGE TRADED FUND — 8.5%
iShares Lehman Treasury
Inflation Protected Securities Fund
(Cost $14,847,504)	145,227	14,711,495

	Par
U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bill
2.09%, 12/04/08‡‡	$150,000	149,812
U.S. Treasury Note
4.00%, 02/15/15	800,000	840,375

Total U.S. Treasury Obligations (Cost $988,003)		990,187

TOTAL INVESTMENTS — 100.0% (Cost $212,471,773)		172,681,583
Liabilities in Excess of Other Assets — 0.0%		(33,179)

NET ASSETS — 100.0%		$172,648,404

PORTFOLIO SUMMARY (based on net assets)

		%
Domestic Equity Funds		46.3
Bond Funds		26.6
International Equity Fund		16.9
Exchange Traded Fund		8.5
Money Market Fund		1.1
Futures Contracts		0.9
U.S. Treasury Obligations		0.6

		100.9

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 — Quoted Prices	$171,691,396	$(60,043)
Level 2 — Other Significant Observable Inputs	990,187	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$172,681,583	$(60,043)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.	3

MyDestination 2025 Fund
SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.4%
GuideStone Money Market Fund (GS4 Class)¥	1,898,579	$1,898,579
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	606,861	7,543,287
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	557,100	7,164,309
GuideStone Global Bond Fund (GS4 Class)¥	992,189	8,324,467
GuideStone Equity Index Fund (GS4 Class)¥	254,317	3,852,900
GuideStone Real Estate Securities Fund (GS4 Class)¥	960,611	8,539,832
GuideStone Value Equity Fund (GS4 Class)¥	1,677,033	22,472,238
GuideStone Growth Equity Fund (GS4 Class)¥	1,393,591	21,684,274
GuideStone Small Cap Equity Fund (GS4 Class)¥	637,939	7,706,303
GuideStone International Equity Fund (GS4 Class)¥	1,830,260	23,445,630

Total Affiliated Mutual Funds (Cost $144,881,102)		112,631,819

	Par
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bill
2.09%, 12/04/08‡‡	$125,000	124,843
U.S. Treasury Note
5.13%, 05/15/16	405,000	445,817

Total U.S. Treasury Obligations (Cost $577,576)		570,660

TOTAL INVESTMENTS — 99.9% (Cost $145,458,678)		113,202,479
Other Assets in Excess of Liabilities — 0.1%		152,003

NET ASSETS — 100.0%		$113,354,482

PORTFOLIO SUMMARY (based on net assets)

		%
Domestic Equity Funds		56.7
International Equity Fund		20.7
Bond Funds		20.3
Money Market Fund		1.7
Futures Contracts		1.6
U.S. Treasury Obligations		0.5

		101.5

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 — Quoted Prices	$112,631,819	$(75,727)
Level 2 — Other Significant Observable Inputs	570,660	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$113,202,479	$(75,727)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

4	See Notes to Schedules of Investments.

MyDestination 2035 Fund
SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS4 Class)¥	806,182	$806,182
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	47,834	594,582
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	45,228	581,636
GuideStone Global Bond Fund (GS4 Class)¥	198,941	1,669,118
GuideStone Equity Index Fund (GS4 Class)¥	112,550	1,705,138
GuideStone Real Estate Securities Fund (GS4 Class)¥	385,599	3,427,975
GuideStone Value Equity Fund (GS4 Class)¥	733,054	9,822,928
GuideStone Growth Equity Fund (GS4 Class)¥	617,575	9,609,462
GuideStone Small Cap Equity Fund (GS4 Class)¥	313,835	3,791,124
GuideStone International Equity Fund (GS4 Class)¥	822,390	10,534,810

Total Affiliated Mutual Funds (Cost $55,111,052)		42,542,955

	Par
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bill
2.09%, 12/04/08‡‡	$75,000	74,906
U.S. Treasury Note
4.13%, 05/15/15	49,000	51,718

Total U.S. Treasury Obligations (Cost $126,616)		126,624

TOTAL INVESTMENTS — 100.1% (Cost $55,237,668)		42,669,579
Liabilities in Excess of Other Assets — (0.1)%		(42,950)

NET ASSETS — 100.0%		$42,626,629

PORTFOLIO SUMMARY (based on net assets)

		%
Domestic Equity Funds		66.5
International Equity Fund		24.7
Bond Funds		6.7
Money Market Fund		1.9
Futures Contracts		1.6
U.S. Treasury Obligations		0.3

		101.7

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 — Quoted Prices	$42,542,955	$(24,951)
Level 2 — Other Significant Observable Inputs	126,624	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$42,669,579	$(24,951)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.	5

MyDestination 2045 Fund
SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS4 Class)¥	826,476	$826,476
GuideStone Equity Index Fund (GS4 Class)¥	56,037	848,964
GuideStone Real Estate Securities Fund (GS4 Class)¥	206,544	1,836,175
GuideStone Value Equity Fund (GS4 Class)¥	308,339	4,131,737
GuideStone Growth Equity Fund (GS4 Class)¥	260,964	4,060,600
GuideStone Small Cap Equity Fund (GS4 Class)¥	138,293	1,670,581
GuideStone International Equity Fund (GS4 Class)¥	355,716	4,556,721

Total Affiliated Mutual Funds (Cost $22,800,471)		17,931,254

	Par
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
2.09%, 12/04/08‡‡	$45,000	44,944
5.61%, 12/04/08‡‡	20,000	19,975

Total U.S. Treasury Obligations (Cost $64,833)		64,919

TOTAL INVESTMENTS — 100.2% (Cost $22,865,304)		17,996,173
Liabilities in Excess of Other Assets — (0.2)%		(28,966)

NET ASSETS — 100.0%		$17,967,207

PORTFOLIO SUMMARY (based on net assets)

		%
Domestic Equity Funds		69.8
International Equity Fund		25.4
Money Market Fund		4.6
Futures Contracts		3.9
U.S. Treasury Obligation		0.4

		104.1

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 — Quoted Prices	$17,931,254	$(18,381)
Level 2 — Other Significant Observable Inputs	64,919	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$17,996,173	$(18,381)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

6	See Notes to Schedules of Investments.

Conservative Allocation Fund
SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 98.7%
GuideStone Money Market Fund (GS4 Class)¥	342,491	$342,491
GuideStone Low-Duration Bond Fund (GS4 Class)¥	17,494,351	214,655,691
GuideStone Equity Index Fund (GS4 Class)¥	270,343	4,095,694
GuideStone Value Equity Fund (GS4 Class)¥	1,392,724	18,662,500
GuideStone Growth Equity Fund (GS4 Class)¥	1,135,863	17,674,034
GuideStone Small Cap Equity Fund (GS4 Class)¥	375,926	4,541,182
GuideStone International Equity Fund (GS4 Class)¥	1,451,207	18,589,962

Total Affiliated Mutual Funds (Cost $273,335,759)		278,561,554

	Par
U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Bill
2.09%, 12/04/08‡‡	$115,000	114,856
U.S. Treasury Note
4.25%, 10/15/10	2,305,000	2,412,508

Total U.S. Treasury Obligations (Cost $2,528,884)		2,527,364

TOTAL INVESTMENTS — 99.6% (Cost $275,864,643)		281,088,918
Other Assets in Excess of Liabilities — 0.4%		1,062,573

NET ASSETS — 100.0%		$282,151,491

PORTFOLIO SUMMARY (based on net assets)

		%
Bond Fund		76.1
Domestic Equity Funds		15.9
International Equity Fund		6.6
U.S. Treasury Obligations		0.9
Futures Contracts		0.3
Money Market Fund		0.1

		99.9

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 — Quoted Prices	$278,561,554	$(59,544)
Level 2 — Other Significant Observable Inputs	2,527,364	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$281,088,918	$(59,544)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.	7

Balanced Allocation Fund
SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.4%
GuideStone Money Market Fund (GS4 Class)¥	5,637,275	$5,637,275
GuideStone Low-Duration Bond Fund (GS4 Class)¥	14,009,023	171,890,714
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	19,345,680	240,466,806
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	7,120,655	91,571,626
GuideStone Global Bond Fund (GS4 Class)¥	6,464,350	54,235,894
GuideStone Equity Index Fund (GS4 Class)¥	2,217,302	33,592,124
GuideStone Value Equity Fund (GS4 Class)¥	11,479,062	153,819,437
GuideStone Growth Equity Fund (GS4 Class)¥	9,397,710	146,228,364
GuideStone Small Cap Equity Fund (GS4 Class)¥	3,086,429	37,284,062
GuideStone International Equity Fund (GS4 Class)¥	11,593,496	148,512,679

Total Affiliated Mutual Funds (Cost $1,161,878,693)		1,083,238,981

	Par
U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bill
2.09%, 12/04/08‡‡	$815,000	813,979
U.S. Treasury Note
4.25%, 11/15/13	5,590,000	5,945,490

Total U.S. Treasury Obligations (Cost $6,787,893)		6,759,469

TOTAL INVESTMENTS — 100.0% (Cost $1,168,666,586)		1,089,998,450
Other Assets in Excess of Liabilities — 0.0%		163,630

NET ASSETS — 100.0%		$1,090,162,080

PORTFOLIO SUMMARY (based on net assets)

		%
Bond Funds		51.2
Domestic Equity Funds		34.0
International Equity Fund		13.7
Futures Contracts		0.6
U.S. Treasury Obligations		0.6
Money Market Fund		0.5

		100.6

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 — Quoted Prices	$1,083,238,981	$(142,364)
Level 2 — Other Significant Observable Inputs	6,759,469	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,089,998,450	$(142,364)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

8	See Notes to Schedules of Investments.

Growth Allocation Fund
SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS4 Class)¥	2,989,710	$2,989,710
GuideStone Low-Duration Bond Fund (GS4 Class)¥	5,556,842	68,182,454
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	7,708,641	95,818,410
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	2,806,101	36,086,456
GuideStone Global Bond Fund (GS4 Class)¥	2,554,160	21,429,405
GuideStone Equity Index Fund (GS4 Class)¥	2,597,266	39,348,576
GuideStone Value Equity Fund (GS4 Class)¥	13,565,012	181,771,156
GuideStone Growth Equity Fund (GS4 Class)¥	11,091,076	172,577,148
GuideStone Small Cap Equity Fund (GS4 Class)¥	3,615,355	43,673,489
GuideStone International Equity Fund (GS4 Class)¥	13,750,026	176,137,833

Total Affiliated Mutual Funds (Cost $902,768,809)		838,014,637

	Par
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bill
2.09%, 12/04/08‡‡	$875,000	873,904
U.S. Treasury Note
4.25%, 11/15/13	915,000	973,188

Total U.S. Treasury Obligations (Cost $1,848,145)		1,847,092

TOTAL INVESTMENTS — 100.0% (Cost $904,616,954)		839,861,729
Liabilities in Excess of Other Assets — 0.0%		(11,941)

NET ASSETS — 100.0%		$839,849,788

PORTFOLIO SUMMARY (based on net assets)

		%
Domestic Equity Funds		52.1
Bond Funds		26.4
International Equity Fund		20.9
Money Market Fund		0.4
Futures Contracts		0.3
U.S. Treasury Obligations		0.2

		100.3

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 — Quoted Prices	$838,014,637	$(90,488)
Level 2 — Other Significant Observable Inputs	1,847,092	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$839,861,729	$(90,488)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.	9

Aggressive Allocation Fund
SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	2,447,610	$2,447,610
GuideStone Equity Index Fund (GS4 Class)¥	3,101,839	46,992,854
GuideStone Value Equity Fund (GS4 Class)¥	16,127,627	216,110,201
GuideStone Growth Equity Fund (GS4 Class)¥	13,184,462	205,150,224
GuideStone Small Cap Equity Fund (GS4 Class)¥	4,349,813	52,545,740
GuideStone International Equity Fund (GS4 Class)¥	16,338,337	209,294,092

Total Affiliated Mutual Funds (Cost $794,039,488)		732,540,721

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.09%, 12/04/08‡‡
(Cost $876,777)	$880,000	878,897

TOTAL INVESTMENTS — 100.0% (Cost $794,916,265)		733,419,618
Liabilities in Excess of Other Assets — 0.0%		(322,485)

NET ASSETS — 100.0%		$733,097,133

PORTFOLIO SUMMARY (based on net assets)

		%
Domestic Equity Funds		71.0
International Equity Fund		28.6
Futures Contracts		0.3
Money Market Fund		0.3
U.S. Treasury Obligation		0.1

		100.3

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 — Quoted Prices	$732,540,721	$(127,159)
Level 2 — Other Significant Observable Inputs	878,897	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$733,419,618	$(127,159)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

10	See Notes to Schedules of Investments.

Conservative Allocation Fund I
SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.1%
GuideStone Money Market Fund (GS2 Class)¥	900,731	$900,731
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,447,302	45,593,916
GuideStone Equity Index Fund (GS2 Class)¥	104,525	867,555
GuideStone Value Equity Fund (GS2 Class)¥	560,324	3,961,488
GuideStone Growth Equity Fund (GS2 Class)¥	382,011	3,751,346
GuideStone Small Cap Equity Fund (GS2 Class)¥	118,656	962,303
GuideStone International Equity Fund (GS2 Class)¥	385,735	3,946,070

Total Affiliated Mutual Funds (Cost $68,286,208)		59,983,409

	Par
U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Bills
1.42%, 12/04/08‡‡	$15,000	14,981
2.09%, 12/04/08‡‡	20,000	19,975
U.S. Treasury Note
4.25%, 10/15/10	915,000	957,676

Total U.S. Treasury Obligations (Cost $993,325)		992,632

TOTAL INVESTMENTS — 100.7% (Cost $69,279,533)		60,976,041
Liabilities in Excess of Other Assets — (0.7)%		(432,964)

NET ASSETS — 100.0%		$60,543,077

PORTFOLIO SUMMARY (based on net assets)

		%
Bond Funds		75.3
Domestic Equity Funds		15.8
International Equity Fund		6.5
U.S. Treasury Obligations		1.6
Money Market Fund		1.5
Futures Contracts		0.5

		101.2

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$59,983,409	$(2,698)
Level 2 — Other Significant Observable Inputs	992,632	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$60,976,041	$(2,698)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.	11

Balanced Allocation Fund I
SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 98.9%
GuideStone Money Market Fund (GS2 Class)¥	3,397,118	$3,397,118
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,571,858	46,636,453
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	8,731,782	65,226,408
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	3,859,237	24,853,489
GuideStone Global Bond Fund (GS4 Class)¥	1,753,159	14,709,004
GuideStone Equity Index Fund (GS2 Class)¥	1,097,145	9,106,303
GuideStone Value Equity Fund (GS2 Class)¥	5,900,702	41,717,960
GuideStone Growth Equity Fund (GS2 Class)¥	4,038,950	39,662,491
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,247,061	10,113,663
GuideStone International Equity Fund (GS2 Class)¥	3,936,161	40,266,926

Total Affiliated Mutual Funds (Cost $361,463,945)		295,689,815

	Par
U.S. TREASURY OBLIGATIONS — 1.1%
U.S. Treasury Bill
2.09%, 12/04/08‡‡	$210,000	209,737
U.S. Treasury Note
4.25%, 11/15/13	2,810,000	2,988,699

Total U.S. Treasury Obligations (Cost $3,186,520)		3,198,436

TOTAL INVESTMENTS — 100.0% (Cost $364,650,465)		298,888,251
Liabilities in Excess of Other Assets — 0.0%		(30,699)

NET ASSETS — 100.0%		$298,857,552

PORTFOLIO SUMMARY (based on net assets)

		%
Bond Funds		50.7
Domestic Equity Funds		33.6
International Equity Fund		13.5
Money Market Fund		1.1
U.S. Treasury Obligations		1.1
Futures Contracts		1.0

		101.0

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$295,689,815	$(109,384)
Level 2 — Other Significant Observable Inputs	3,198,436	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$298,888,251	$(109,384)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

12	See Notes to Schedules of Investments.

Growth Allocation Fund I
SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.5%
GuideStone Money Market Fund (GS2 Class)¥	2,074,969	$2,074,969
GuideStone Low-Duration Bond Fund (GS2 Class)¥	1,909,853	15,985,469
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	3,011,266	22,494,154
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	1,314,402	8,464,748
GuideStone Global Bond Fund (GS4 Class)¥	598,871	5,024,524
GuideStone Equity Index Fund (GS2 Class)¥	1,110,247	9,215,052
GuideStone Value Equity Fund (GS2 Class)¥	6,016,408	42,536,003
GuideStone Growth Equity Fund (GS2 Class)¥	4,122,743	40,485,332
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,262,743	10,240,845
GuideStone International Equity Fund (GS2 Class)¥	4,037,663	41,305,292

Total Affiliated Mutual Funds (Cost $249,277,082)		197,826,388

	Par
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bills
1.68%, 12/04/08‡‡	$40,000	39,950
2.09%, 12/04/08‡‡	190,000	189,762
U.S. Treasury Note
4.25%, 11/15/13	630,000	670,064

Total U.S. Treasury Obligations (Cost $894,047)		899,776

TOTAL INVESTMENTS — 100.0% (Cost $250,171,129)		198,726,164
Other Assets in Excess of Liabilities — 0.0%		62,135

NET ASSETS — 100.0%		$198,788,299

PORTFOLIO SUMMARY (based on net assets)

		%
Domestic Equity Funds		51.6
Bond Funds		26.1
International Equity Fund		20.8
Money Market Fund		1.0
Futures Contracts		1.0
U.S. Treasury Obligations		0.5

		101.0

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$197,826,388	$(109,276)
Level 2 — Other Significant Observable Inputs	899,776	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$198,726,164	$(109,276)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.	13

Aggressive Allocation Fund I
SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS2 Class)¥	2,132,146	$2,132,146
GuideStone Equity Index Fund (GS2 Class)¥	1,105,596	9,176,448
GuideStone Value Equity Fund (GS2 Class)¥	5,961,156	42,145,372
GuideStone Growth Equity Fund (GS2 Class)¥	4,083,859	40,103,498
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,266,712	10,273,035
GuideStone International Equity Fund (GS2 Class)¥	3,997,147	40,890,813

Total Affiliated Mutual Funds (Cost $190,422,068)		144,721,312

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
2.09%, 12/04/08‡‡
(Cost $194,286)	$195,000	194,756

TOTAL INVESTMENTS — 100.0% (Cost $190,616,354)		144,916,068
Other Assets in Excess of Liabilities — 0.0%		64,782

NET ASSETS — 100.0%		$144,980,850

PORTFOLIO SUMMARY (based on net assets)

		%
Domestic Equity Funds		70.1
International Equity Fund		28.2
Money Market Fund		1.5
Futures Contracts		1.4
U.S. Treasury Obligation		0.2

		101.4

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$144,721,312	$(97,613)
Level 2 — Other Significant Observable Inputs	194,756	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$144,916,068	$(97,613)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

14	See Notes to Schedules of Investments.

Money Market Fund
SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 7.6%
Federal Home Loan Bank
2.29%, 10/07/08	$20,000,000	$19,992,367
2.36%, 03/13/09†	30,000,000	30,000,000
Federal Home Loan Mortgage Corporation
2.10%, 12/15/08	30,000,000	29,868,750

Total Agency Obligations (Cost $79,861,117)		79,861,117

CERTIFICATES OF DEPOSIT — 27.3%
Barclays Bank PLC NY
2.75%, 11/21/08	14,000,000	14,000,000
2.81%, 12/09/08	12,000,000	12,000,000
BNP Paribas NY
2.95%, 10/28/08	10,000,000	10,000,000
2.85%, 12/04/08	8,000,000	8,000,000
2.85%, 12/08/08	9,000,000	9,000,000
3.05%, 01/15/09	9,000,000	9,000,000
2.10%, 02/18/09	9,000,000	9,000,000
DnB NORBank ASA NY
2.84%, 12/05/08	1,950,000	1,950,000
HSBC Bank USA
2.50%, 11/06/08	20,000,000	20,000,000
Nordea Bank Finland PLC NY
2.66%, 10/17/08	7,000,000	7,000,000
4.82%, 10/22/08	16,000,000	16,000,890
Rabobank Nederland NV NY
2.70%, 11/07/08	7,000,000	7,000,000
3.01%, 02/19/09	6,000,000	6,000,000
Royal Bank of Scotland NY
3.14%, 03/09/09	12,820,000	12,820,000
Sanpaolo IMI SpA NY
2.86%, 12/05/08	8,020,000	8,020,000
Societe Generale NY
2.92%, 11/14/08	4,000,000	4,000,024
2.92%, 12/05/08	9,000,000	9,000,000
3.18%, 12/23/08	6,220,000	6,220,141
State Street Bank & Trust NY
2.65%, 12/03/08	25,000,000	25,000,000
Svenska Handelsbank NY
2.75%, 12/10/08	12,000,000	12,000,232
Toronto Dominion Bank NY
2.83%, 12/05/08	2,800,000	2,800,000
3.00%, 12/16/08	1,450,000	1,450,000
3.11%, 12/30/08	20,000,000	20,000,000
3.03%, 01/19/09	13,000,000	13,000,000
3.03%, 02/11/09	2,700,000	2,700,000
US Bank NA
2.77%, 10/27/08	39,000,000	39,000,000

Total Certificates of Deposit (Cost $284,961,287)		284,961,287

COMMERCIAL PAPER — 53.0%
Amstel Funding Corporation
2.75%, 10/10/08	35,000,000	34,975,937
Atlantis One Funding Corporation
2.76%, 10/23/08	10,000,000	9,983,133
2.76%, 11/10/08	9,000,000	8,972,400
BASF AG
2.38%, 10/06/08	32,061,000	32,050,402
2.55%, 10/27/08	13,000,000	12,976,058
CAFCO LLC
2.84%, 10/02/08	6,000,000	5,999,527
Ciesco LLC
2.78%, 11/03/08	3,500,000	3,491,081
Citigroup Funding, Inc.
2.94%, 10/02/08	10,000,000	9,999,183
2.90%, 12/12/08	25,000,000	24,855,000
3.15%, 03/17/09	5,000,000	4,926,938
Dexia LLC
2.81%, 10/20/08	5,000,000	4,992,598
DnB NORBank ASA
3.02%, 10/20/08	10,000,000	9,984,061
Enterprise Funding LLC
2.74%, 10/24/08	15,000,000	14,973,742
Falcon Asset Securitization Co.
5.50%, 10/01/08	45,000,000	45,000,000
General Electric Capital Services, Inc.
2.63%, 10/20/08	30,000,000	29,958,358
ING America Insurance Holdings
5.00%, 10/01/08	9,459,000	9,459,000
2.72%, 10/10/08	17,000,000	16,988,440
JPMorgan Chase & Co.
2.70%, 12/02/08	20,000,000	19,907,000
2.62%, 12/03/08	14,000,000	13,935,810
2.75%, 12/10/08	20,000,000	19,893,056
Jupiter Securitization Co., LLC
5.50%, 10/01/08	15,000,000	15,000,000
KBC Financial Products International, Ltd.
6.25%, 10/01/08	5,000,000	5,000,000
2.79%, 11/17/08	2,000,000	1,992,715
Liberty Street Funding LLC
2.88%, 11/03/08	8,000,000	7,978,880
Old Line Funding LLC
2.79%, 10/17/08	15,000,000	14,981,400
2.79%, 11/03/08	11,000,000	10,971,868
Park Avenue Receivables Corporation
5.50%, 10/01/08	50,000,000	50,000,000
Prudential Funding LLC
2.45%, 10/07/08	10,000,000	9,995,917
2.40%, 10/16/08	13,000,000	12,987,000
2.52%, 11/19/08	6,000,000	5,979,420
Raiffeisen Zentralbank
2.87%, 10/17/08	10,000,000	9,987,244
Thunder Bay Funding LLC
2.77%, 11/14/08	9,000,000	8,969,530
Toyota Motor Credit Corporation
2.60%, 12/01/08	40,000,000	39,823,778
Windmill Funding I Corporation
2.78%, 10/20/08	27,000,000	26,960,385

Total Commercial Paper (Cost $553,949,861)		553,949,861

MASTER NOTE — 1.4%
Citigroup Global Markets, Inc.
7.22%, 02/28/09†
(Cost $15,000,000)	15,000,000	15,000,000

See Notes to Schedules of Investments.	15

Money Market Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
TIME DEPOSITS — 3.8%
Wells Fargo Bank NA
2.55%, 10/17/08	$20,000,000	$20,000,000
2.65%, 12/19/08	20,000,000	20,000,000

Total Time Deposits (Cost $40,000,000)		40,000,000

VARIABLE RATE OBLIGATIONS — 6.8%
American Express Bank FSB
2.74%, 10/10/08†	10,000,000	10,000,000
Bank of Montreal
2.99%, 10/07/08 144A†	9,200,000	9,200,000
Deutsche Bank AG
3.41%, 12/25/08†	8,230,000	8,230,000
HSBC Bank USA, Inc.
3.19%, 10/14/08†	1,645,000	1,645,000
ING Bank NV
3.13%, 11/24/08 144A†	4,750,000	4,750,000
ING USA Global Funding Trust
3.51%, 12/19/08†	2,725,000	2,725,000
Lloyds TSB Group PLC
3.10%, 11/07/08 144A†	7,450,000	7,450,000
Nordea Bank AB
3.15%, 10/23/08 144A†	6,900,000	6,900,000
Societe Generale North America, Inc.
3.22%, 10/24/08†	5,500,000	5,500,000
Wachovia Bank NA
3.19%, 10/06/08†Δ	6,250,000	6,250,000
Westpac Banking Corporation
2.88%, 12/11/08†	8,250,000	8,250,000

Total Variable Rate Obligations (Cost $70,900,000)		70,900,000

	Shares
MONEY MARKET FUND — 0.6%
Northern Institutional Liquid Assets Portfolio§
(Cost $5,640,000)	5,640,000	5,640,000

TOTAL INVESTMENTS — 100.5% (Cost $1,050,312,265)		1,050,312,265
Liabilities in Excess of Other Assets — (0.5)%		(4,736,925)

NET ASSETS — 100.0%		$1,045,575,340

PORTFOLIO SUMMARY (based on net assets)

		%
Commercial Paper		53.0
Certificates of Deposit		27.3
Agency Obligations		7.6
Variable Rate Obligations		6.8
Time Deposits		3.8
Master Note		1.4
Money Market Fund		0.6

		100.5

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$5,640,000	$—
Level 2 — Other Significant Observable Inputs	1,044,672,265	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,050,312,265	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

16	See Notes to Schedules of Investments.

Low-Duration Bond Fund
SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 9.2%
Federal Home Loan Bank
0.75%, 10/10/08	$500,000	$499,906
2.25%, 10/10/08	400,000	399,775
2.10%, 10/17/08	27,000,000	26,974,800
2.20%, 04/01/09	1,480,000	1,472,827
5.00%, 09/18/09	2,880,000	2,926,886
5.00%, 03/14/14	390,000	402,728
5.38%, 06/13/14	895,000	938,921
5.25%, 09/12/14	895,000	931,517
Federal Home Loan Mortgage Corporation
3.25%, 02/25/11	8,000,000	7,982,584
3.00%, 04/01/11	4,000,000	3,952,244
Federal National Mortgage Association
2.08%, 11/03/08	8,000,000	7,984,747
1.03%, 11/04/08	8,340,000	8,323,695
2.07%, 10/12/10	3,855,000	3,839,245
Small Business Administration
6.95%, 11/10/16	717,760	737,504

Total Agency Obligations (Cost $67,500,851)		67,367,379

ASSET-BACKED SECURITIES — 11.8%
Accredited Mortgage Loan Trust
3.26%, 02/25/37†	1,391,870	1,328,523
American Express Issuance Trust
4.02%, 01/18/11	2,580,000	2,552,135
Amresco Independence Funding, Inc.
3.75%, 06/15/26 144A	329,209	250,686
Asset-Backed Securities Corporation Home Equity
3.48%, 09/25/34†	100,868	88,220
2.52%, 11/25/36†	335,086	332,527
BA Credit Card Trust
2.47%, 08/15/12†	2,625,000	2,547,052
Bear Stearns Asset-Backed Securities Trust
2.52%, 11/25/36†	721,488	670,420
3.40%, 02/25/37†	2,293,326	2,171,726
3.46%, 10/25/37†	1,439,957	1,197,640
Business Loan Express
4.00%, 01/01/25 144A†	229,171	199,646
Capital Auto Receivables Asset Trust
5.32%, 03/20/10 144A‡‡	2,300,000	2,303,350
Carmax Auto Owner Trust
5.24%, 07/15/11	4,000,000	3,988,531
Carrington Mortgage Loan Trust
3.39%, 02/25/36†	1,372,370	1,255,196
Chase Issuance Trust
2.71%, 09/15/11†	3,100,000	3,063,099
2.48%, 03/15/13†	3,100,000	2,987,152
4.26%, 05/15/13	2,880,000	2,806,184
Citibank Credit Card Issuance Trust
2.50%, 12/15/10†	3,180,000	3,174,160
Citigroup Mortgage Loan Trust, Inc.
3.27%, 07/25/45†	3,238,113	2,942,926
Conseco Financial Corporation
6.04%, 11/01/29	27,225	26,518
Countrywide Asset-Backed Certificates
3.36%, 03/25/25†	61,036	60,874
CSAB Mortgage Backed Trust
5.72%, 09/25/36	900,000	587,035
Daimler Chrysler Auto Trust
3.39%, 07/08/11†	1,500,000	1,491,666
FHLMC Structured Pass-Through Securities
2.72%, 08/25/31†	1,216,694	1,100,737
First Franklin Mortgage Loan Asset-Backed Certificates
2.52%, 12/25/36†	556,142	540,392
Ford Credit Auto Owner Trust
2.49%, 12/15/09†	434,341	433,757
5.07%, 12/15/10	2,598,000	2,569,249
3.37%, 01/15/11†	1,500,000	1,484,054
3.96%, 04/15/12	3,585,000	3,464,865
Fremont Home Loan Trust
2.52%, 10/25/36†	198,261	189,491
GSAA Trust
3.53%, 12/25/34†	589,095	440,164
IFC SBA Loan-Backed Adjustable Rate Certificate
3.25%, 01/15/24 144A†	264,624	254,039
JP Morgan Mortgage Acquisition Corporation
3.26%, 06/25/37†	2,676,013	2,417,100
Long Beach Mortgage Loan Trust
2.51%, 11/25/36†	478,418	462,868
Merrill Lynch Mortgage Investors, Inc.
2.50%, 06/25/37†	269,848	265,966
Morgan Stanley ABS Capital I
3.26%, 11/25/36†	1,907,139	1,843,021
3.25%, 01/25/37†	1,230,751	1,161,650
3.32%, 02/25/37†	2,058,910	1,960,494
3.27%, 05/25/37†	2,169,212	2,076,422
Nelnet Student Loan Trust
2.89%, 07/25/16†	21,949	21,919
Option One Mortgage Loan Trust
2.51%, 02/25/37†	457,186	451,111
PG&E Energy Recovery Funding LLC
4.37%, 06/25/14	350,000	340,421
Residential Asset Mortgage Products, Inc.
3.29%, 07/25/36†	280,607	278,719
Securitized Asset-Backed Receivables LLC Trust
3.25%, 01/25/37†	1,250,978	1,180,510
SLM Student Loan Trust
3.90%, 10/25/16†	3,985,000	3,985,000
4.10%, 01/25/18†	3,975,000	3,957,609
2.91%, 10/25/18†	1,086,631	1,078,822
Soundview Home Equity Loan Trust
3.33%, 01/25/37†	1,300,556	1,238,002
3.27%, 08/25/37†	1,406,900	1,361,797

See Notes to Schedules of Investments.	17

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Specialty Underwriting & Residential Finance
2.50%, 06/25/37†	$92,878	$92,114
2.52%, 11/25/37†	558,558	532,724
Structured Asset Investment Loan Trust
2.52%, 07/25/36†	238,353	225,820
Structured Asset Securities Corporation
4.90%, 04/25/35†	1,380,724	911,501
2.52%, 10/25/36†	764,588	725,614
Structured Asset Receivables Trust
3.22%, 01/21/09 144A†	1,239,770	1,225,017
3.32%, 04/21/11 144A†	2,351,064	2,217,288
TXU Electric Delivery Transition Bond Co., LLC
4.81%, 11/17/14	2,360,000	2,387,657
USAA Auto Owner Trust
4.89%, 08/15/12	2,500,000	2,499,842
Wachovia Auto Loan Owner Trust
5.08%, 04/20/12 144A	3,000,000	2,934,832
Wells Fargo Home Equity Trust
3.30%, 04/25/37†	1,741,687	1,655,408
World Omni Auto Receivables Trust
5.01%, 10/15/10	526,353	527,329

Total Asset-Backed Securities (Cost $89,585,778)		86,518,591

COMMERCIAL PAPER — 1.1%
BNP Paribas Finance, Inc.
3.90%, 10/27/08	6,000,000	5,988,215
Dexia LLC
3.90%, 10/23/08	2,500,000	2,495,982

Total Commercial Paper (Cost $8,484,694)		8,484,197

CORPORATE BONDS — 13.7%
Abbott Laboratories
5.60%, 05/15/11	750,000	775,615
AEP Texas Central Transition Funding LLC
4.98%, 07/01/15	2,900,000	2,888,963
American Electric Power Co., Inc.
5.25%, 06/01/15	1,600,000	1,468,754
American Express Co.
7.00%, 03/19/18	1,400,000	1,237,652
American International Group, Inc.
8.25%, 08/15/18 144A	2,700,000	1,570,765
Amgen, Inc.
4.00%, 11/18/09Δ	1,000,000	990,831
Anadarko Petroleum Corporation
3.22%, 09/15/09†	295,000	291,594
AT&T, Inc.
5.50%, 02/01/18	5,600,000	4,995,704
Bank of America Corporation
8.13%, 12/15/49†	3,100,000	2,508,489
Bank of America NA
3.40%, 05/12/10†	3,100,000	3,060,856
3.35%, 06/23/10†	3,300,000	3,242,181
Bear Stearns Co., Inc.
7.25%, 02/01/18	3,300,000	3,181,108
BellSouth Corporation
4.20%, 09/15/09Δ	2,217,000	2,187,425
Caterpillar Financial Services Corporation
2.98%, 10/28/08†	5,500,000	5,495,374
CenterPoint Energy Transition Bond Co., LLC
4.97%, 08/01/14	2,875,000	2,882,302
Chicago Transit Authority
6.90%, 12/01/40	2,500,000	2,603,400
Cisco Systems, Inc.
5.25%, 02/22/11Δ	750,000	766,051
Citigroup Capital XXI
8.30%, 12/21/49†	3,100,000	2,314,767
Citigroup, Inc.
6.13%, 05/15/18Δ	6,400,000	5,308,314
8.40%, 04/30/49†	3,900,000	2,659,449
ConocoPhillips Australia Funding Co.
2.81%, 04/09/09†	835,000	826,935
CVS Caremark Corporation
4.00%, 09/15/09Δ	1,085,000	1,064,246
Florida Power Corporation
6.65%, 07/15/11	600,000	627,252
General Electric Capital Corporation
9.83%, 12/15/08	350,000	353,075
4.25%, 09/13/10Δ	2,400,000	2,294,638
5.00%, 12/01/10‡‡	2,225,000	2,150,505
6.50%, 09/15/37 144A(U)†	1,600,000	1,703,066
Goldman Sachs Capital III
3.58%, 12/01/49†	1,390,000	492,922
Goldman Sachs Group, Inc.
6.15%, 04/01/18	3,100,000	2,582,071
HSBC Finance Corporation
4.13%, 12/15/08	700,000	692,565
John Deere Capital Corporation
3.49%, 01/18/11†	760,000	760,308
3.57%, 06/10/11†	4,700,000	4,712,948
Kraft Foods, Inc.
5.63%, 08/11/10	495,000	505,120
6.13%, 02/01/18	600,000	563,039
6.88%, 02/01/38	1,100,000	1,015,714
Lehman Brothers Holdings, Inc.
6.63%, 01/18/12#	600,000	78,000
6.20%, 09/26/14#	500,000	65,000
6.75%, 12/28/17#	2,600,000	13,000
6.88%, 05/02/18#	2,400,000	312,000
Morgan Stanley
2.82%, 05/07/09†	300,000	260,145
4.90%, 05/14/10†	2,200,000	1,606,785
5.63%, 01/09/12	2,131,000	1,486,788
5.95%, 12/28/17Δ	7,600,000	4,768,384
Nabors Industries, Inc.
6.15%, 02/15/18 144A	3,300,000	3,151,747
Oracle Corporation
5.00%, 01/15/11Δ	1,040,000	1,065,292
Overseas Private Investment Corporation
4.85%, 07/12/10Ω	2,600,000	2,589,125
5.13%, 07/12/12Ω	2,100,000	2,134,687
Procter & Gamble Co.
2.99%, 03/09/10†	830,000	828,156

18	See Notes to Schedules of Investments.

	Par	Value
SLM Corporation
4.00%, 01/15/09Δ	$841,000	$689,660
Sprint Capital Corporation
8.38%, 03/15/12Δ	1,000,000	900,646
Time Warner Cable, Inc.
5.40%, 07/02/12	1,325,000	1,261,408
Time Warner, Inc.
3.03%, 11/13/09†	6,000,000	5,762,118
Wachovia Corporation
2.94%, 03/15/11†	540,000	397,404
7.98%, 02/28/49†	400,000	167,396
XTO Energy, Inc.
5.00%, 08/01/10	1,020,000	1,025,628
ZFS Finance USA Trust I
5.88%, 05/09/32 144A†	845,000	578,056
6.15%, 12/15/49 144A†	845,000	613,943

Total Corporate Bonds (Cost $121,244,716)		100,529,366

FOREIGN BONDS — 4.8%
Australia — 0.2%
National Australia Bank, Ltd.
3.25%, 02/08/10 144A†	1,600,000	1,598,733

Bermuda — 0.1%
Ingersoll-Rand Global Holding Co., Ltd.
5.40%, 08/13/10Ω†	545,000	544,150

Canada — 0.3%
Province of Ontario
3.13%, 09/08/10	760,000	765,898
2.75%, 02/22/11Δ	775,000	771,280
Toronto-Dominion Bank
5.76%, 09/10/10(E)†	550,000	766,074

		2,303,252

Cayman Islands — 0.2%
Petroleum Export, Ltd.
4.62%, 06/15/10 144A	755,556	749,581
4.63%, 06/15/10 144A	755,556	749,647

		1,499,228

France — 0.3%
Caisse d’Amortissement de la Dette Sociale
3.75%, 07/12/09(E)	1,600,000	2,244,816
French Government Bond
5.75%, 10/25/32(E)	100,000	159,940

		2,404,756

Germany — 0.9%
Deutsche Bundesrepublik
6.25%, 01/04/30(E)	100,000	169,783
4.25%, 07/04/39(E)	1,400,000	1,859,718
German Treasury Bill
3.22%, 10/15/08(E)Ω	2,450,000	3,444,790
Kreditanstalt fuer Wiederaufbau
4.38%, 06/30/09(E)	1,000,000	1,406,248

		6,880,539

Luxembourg — 0.5%
Unicredito Luxembourg Finance SA
2.85%, 10/24/08 144A†	3,800,000	3,797,059

Netherlands — 0.3%
Bank Nederlandse Gemeenten
4.00%, 03/02/09(E)	500,000	700,871
Nederlandse Waterschapsbank NV
4.63%, 07/25/11(E)	1,000,000	1,406,500

		2,107,371

South Korea — 0.2%
Export-Import Bank of Korea
2.77%, 06/01/09†	1,300,000	1,289,695

Supranational — 0.4%
European Investment Bank
4.75%, 04/15/11(E)	1,500,000	2,142,656
International Bank for Reconstruction & Development
3.13%, 11/15/11	800,000	792,560

		2,935,216

Switzerland — 0.7%
UBS AG
3.98%, 06/19/10†	3,100,000	3,094,569
5.88%, 12/20/17	2,000,000	1,778,888

		4,873,457

United Kingdom — 0.7%
HSBC Holdings PLC
6.50%, 09/15/37	1,600,000	1,364,757
Network Rail MTN Finance PLC
3.13%, 03/30/09(E)	1,854,000	2,598,048
Vodafone Group PLC
3.09%, 02/27/12†	950,000	896,060

		4,858,865

Total Foreign Bonds (Cost $36,882,361)		35,092,321

MORTGAGE-BACKED SECURITIES — 56.2%
Adjustable Rate Mortgage Trust
3.48%, 11/25/35†	992,147	629,574
3.46%, 03/25/36†	1,696,901	986,285
5.94%, 03/25/37†	3,576,491	2,300,093
American Home Mortgage Assets
3.48%, 11/25/35†	930,726	491,964
4.00%, 11/25/46†	1,487,615	748,901
American Home Mortgage Investment Trust
4.29%, 10/25/34†	1,496,230	1,195,842
Bank of America Commercial Mortgage, Inc.
3.88%, 09/11/36	1,804,195	1,745,939
Bank of America Funding Corporation
4.59%, 12/20/36†	2,348,335	2,065,104
6.14%, 01/20/47†	1,308,331	884,586

See Notes to Schedules of Investments.	19

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Bank of America Mortgage Securities, Inc.
6.50%, 10/01/19	$383,431	$385,747
6.17%, 11/20/36†	2,100,265	1,674,666
Bear Stearns Adjustable Rate Mortgage Trust
4.76%, 12/01/33†	600,264	538,341
4.60%, 01/25/34†	599,729	561,415
4.00%, 07/25/34†	1,620,856	1,512,128
4.13%, 03/25/35†	2,561,732	2,379,502
Bear Stearns Alt-A Trust
3.58%, 06/25/34†	634,654	374,745
5.50%, 09/25/35†	827,995	666,529
Bear Stearns Commercial Mortgage Securities
2.57%, 03/15/19 144A†	1,410,586	1,316,127
4.48%, 06/11/41	600,000	583,323
4.03%, 02/13/46	381,259	374,755
Chase Manhattan Bank - First Union National Bank
7.44%, 08/15/31†	1,975,957	1,986,536
Citigroup Mortgage Loan Trust, Inc.
5.81%, 07/25/36†	2,904,502	2,327,631
Commercial Mortgage Pass-Through Certificates
7.42%, 08/15/33†	1,731,209	1,752,872
Countrywide Alternative Loan Trust
6.00%, 10/25/32	231,057	203,215
5.50%, 05/31/35	1,069,729	953,839
3.94%, 11/25/35†	2,297,814	1,497,923
Countrywide Home Loan Mortgage Pass-Through Trust
4.24%, 09/25/33†	1,638,659	1,623,626
3.48%, 01/25/35†	261,763	197,396
Deutsche ALT-A Securities, Inc.
3.29%, 03/30/36†	250,541	240,290
5.87%, 10/25/36 STEP	800,000	517,967
5.89%, 10/25/36 STEP	800,000	517,409
DLJ Commercial Mortgage Corporation
7.18%, 11/10/33	1,980,063	2,010,454
Federal Home Loan Mortgage Corporation
7.50%, 03/01/09	464	465
5.88%, 03/21/11	1,260,000	1,310,245
16.25%, 07/01/11	17	18
15.25%, 08/01/11	981	1,127
5.38%, 09/15/11	3,533,870	3,588,986
4.00%, 08/01/15	1,402,255	1,376,356
5.00%, 11/15/16	1,224,419	1,235,362
3.50%, 12/01/18	2,820,456	2,668,504
10.75%, 02/01/19	69,936	74,500
2.69%, 02/15/19†	4,895,932	4,769,430
4.25%, 06/15/24	881,168	880,910
6.93%, 07/01/27†	25,731	26,490
5.88%, 06/01/28 STRIP†	224,888	223,387
2.81%, 12/15/30†	952,539	937,999
4.58%, 06/01/33†	2,172,914	2,189,396
3.98%, 04/01/34†	2,412,740	2,427,258
4.39%, 10/01/34†	750,773	761,929
4.72%, 08/01/35†	2,350,085	2,371,569
4.81%, 08/01/35†	1,518,066	1,516,403
4.82%, 10/01/35†	1,025,297	1,027,193
5.03%, 12/01/35†	4,417,536	4,486,875
5.83%, 04/01/36†	3,243,174	3,301,428
29.72%, 04/15/38 IOΩ†	11,527,926	1,109,530
6.00%, 08/01/38	1,282,511	1,306,115
5.50%, 10/01/38 TBA	1,000,000	994,688
Federal Housing Authority
7.43%, 09/01/22	1,583	1,615
Federal National Mortgage Association
6.50%, 11/01/08	26	25
4.00%, 07/01/18	159,349	154,665
4.00%, 08/01/18	671,273	651,542
4.00%, 05/01/19	3,626,691	3,470,223
4.00%, 06/01/19	6,135,736	5,871,020
4.00%, 08/01/19	334,840	320,394
4.00%, 10/01/19	1,248,099	1,194,252
4.00%, 11/25/19	730,694	699,583
4.00%, 12/01/19	804,455	769,748
4.00%, 01/01/20	197,233	187,984
4.00%, 07/01/20	43,259	41,231
5.50%, 09/25/24	1,468,429	1,477,427
6.14%, 12/01/24†	90,018	91,019
9.00%, 05/01/25	82,191	90,776
9.00%, 07/01/25	92,253	101,802
6.00%, 02/25/27	2,082,171	2,116,515
5.50%, 11/25/27	2,901,119	2,950,629
3.12%, 05/25/30†	1,877,266	1,840,421
3.81%, 05/25/30†	1,849,659	1,819,780
2.72%, 09/25/30†	52,857	52,622
6.30%, 09/01/31†	73,535	74,699
3.31%, 03/25/32	360,884	334,825
5.50%, 09/25/32	2,900,000	2,910,702
5.46%, 04/01/33†	404,950	414,536
4.24%, 06/01/33†	130,222	131,411
5.50%, 06/01/33	21,874	21,878
5.50%, 07/01/33	19,340	19,343
4.24%, 10/01/33†	1,052,133	1,051,088
5.50%, 10/01/33	110,828	110,847
4.24%, 12/01/33†	318,586	318,934
4.50%, 06/01/34	63,548	60,365
4.50%, 09/01/34	245,127	232,541
4.91%, 09/01/34†	944,208	955,454
5.09%, 09/01/34†	674,445	681,589
4.72%, 10/01/34†	1,015,891	1,029,810
5.08%, 10/01/34†	1,142,382	1,165,904
4.50%, 12/01/34	77,367	73,395
4.50%, 02/01/35	2,792,608	2,645,731
4.50%, 03/01/35	1,636,678	1,550,597
4.50%, 04/01/35	2,708,784	2,566,316
4.50%, 05/01/35	785,895	744,561
4.50%, 06/01/35	61,170	57,953
4.85%, 06/01/35†	1,542,994	1,550,080
5.00%, 06/01/35	48,533,843	47,367,836
4.50%, 08/01/35	1,668,333	1,580,588
4.69%, 08/01/35†	5,016,308	5,015,989
4.44%, 09/01/35†	2,348,718	2,339,802
4.50%, 09/01/35	1,029,913	975,745
4.64%, 09/01/35†	3,151,466	3,173,775
7.50%, 09/01/35	1,517,928	1,639,739
4.50%, 10/01/35	619,893	587,290
5.33%, 10/01/35†	2,135,266	2,144,260
4.50%, 11/01/35	671,663	636,338

20	See Notes to Schedules of Investments.

	Par	Value
4.90%, 12/01/35†	$212,274	$212,571
6.00%, 02/01/36	694,505	704,466
4.50%, 06/01/36	54,598	51,675
4.50%, 07/01/36	801,770	758,850
6.00%, 07/01/36	1,430,284	1,450,350
6.00%, 09/01/36	6,300,000	6,371,859
8.38%, 10/01/36 IOΩ	2,126,382	473,615
5.50%, 01/01/37	7,343,064	7,332,842
0.00%, 03/25/37 IOΩ†	7,785,527	591,280
7.43%, 05/01/37 IOΩ	2,314,081	491,282
29.31%, 07/25/37 IOΩ†	4,320,574	364,512
32.96%, 02/25/38 IOΩ†	2,525,684	179,865
6.00%, 10/11/38 TBA	1,300,000	1,316,656
5.50%, 10/14/38 TBA	6,700,000	6,681,160
4.49%, 07/01/44†	335,569	334,679
6.50%, 12/31/49	1,423,500	1,437,519
FHLMC Structured Pass-Through Securities
3.47%, 05/25/43†	1,513,426	1,515,635
4.48%, 07/25/44†	2,234,581	2,033,495
First Horizon Alternative Mortgage Securities
4.74%, 06/25/34†	838,379	696,271
General Electric Capital Commercial Mortgage Corporation
4.09%, 01/10/38	1,020,289	999,938
5.56%, 06/10/38	546,230	542,318
GMAC Commercial Mortgage Securities, Inc.
7.72%, 03/15/33†	2,018,464	2,045,569
7.18%, 08/15/36†	1,032,565	1,037,228
Government National Mortgage Association
6.00%, 12/15/08	3,080	3,091
6.00%, 02/15/11	27,357	27,506
6.38%, 06/20/17†	19,078	19,362
6.38%, 06/20/21†	8,823	8,962
5.13%, 10/20/27†	66,599	67,308
8.50%, 10/15/29	28,255	31,092
8.50%, 01/15/30	25,210	27,730
3.06%, 02/16/30†	257,235	257,941
8.50%, 03/15/30	4,459	4,904
8.50%, 04/15/30	13,871	15,257
8.50%, 05/15/30	139,134	153,041
8.50%, 06/15/30	13,469	14,816
8.50%, 07/15/30	116,219	127,839
8.50%, 08/15/30	22,990	25,289
8.50%, 09/15/30	2,479	2,726
8.50%, 11/15/30	66,456	73,099
8.50%, 12/15/30	66,078	72,684
8.50%, 02/15/31	42,608	46,792
4.75%, 05/20/34†	1,188,540	1,185,422
4.75%, 06/20/34†	1,615,930	1,611,903
6.00%, 06/15/36	866,518	880,895
6.50%, 10/20/37	4,460,675	4,571,059
6.50%, 04/15/38	1,982,444	2,032,542
6.00%, 07/20/38	4,437,720	4,501,719
6.50%, 07/20/38	4,414,529	4,523,351
5.00%, 10/01/38 TBA	8,000,000	7,845,000
5.50%, 10/22/38 TBA	300,000	300,281
6.00%, 10/22/38 TBA	25,500,000	25,874,544
6.50%, 10/22/38 TBA	17,500,000	17,910,165
6.00%, 11/20/38 TBA	6,000,000	6,075,000
Greenpoint Mortgage Funding Trust
3.39%, 01/25/37†	1,305,751	789,298
2.74%, 11/25/45†	419,789	264,240
GS Mortgage Securities Corporation II
6.04%, 08/15/18 144A	265,603	268,262
3.38%, 01/10/40 IO 144AΩ†	23,462,832	260,205
GSR Mortgage Loan Trust
5.71%, 06/01/34†	715,662	646,218
6.01%, 09/25/34†	905,323	735,794
4.54%, 09/25/35†	4,021,497	3,435,243
4.55%, 09/25/35†	1,931,868	1,798,927
5.25%, 10/25/35†	1,196,112	919,199
HarborView Mortgage Loan Trust
3.34%, 11/19/35 STEP	1,532,750	975,548
5.30%, 12/19/35†	3,155,075	2,861,699
3.24%, 11/19/36†	2,618,221	1,567,914
Impac Secured Assets CMN Owner Trust
2.55%, 01/25/37†	749,431	684,531
Indymac Index Mortgage Loan Trust
2.74%, 06/25/37†	954,122	400,944
3.40%, 09/25/46†	1,499,906	909,378
JP Morgan Mortgage Trust
3.89%, 08/25/34†	2,694,585	2,458,208
5.02%, 02/25/35†	1,017,386	885,394
4.76%, 07/25/35†	3,315,167	3,154,469
LB-UBS Commercial Mortgage Trust
6.16%, 07/14/16 144A	2,029,406	2,031,650
7.95%, 05/15/25†	4,354,126	4,436,085
6.37%, 12/15/28	1,520,000	1,522,486
2.59%, 04/15/37 IO 144AΩ†	16,405,019	163,791
Luminent Mortgage Trust
3.47%, 11/26/35†	2,128,744	1,262,221
3.38%, 12/25/36†	1,499,883	912,681
MASTR Adjustable Rate Mortgages Trust
4.67%, 12/25/33†	1,249,224	1,266,859
Merrill Lynch Mortgage Investors, Inc.
4.23%, 08/25/34†	2,426,561	2,091,358
MLCC Mortgage Investors, Inc.
2.84%, 03/15/25 STEP	330,162	250,849
4.73%, 12/25/34†	1,720,450	1,598,304
5.40%, 02/25/36 STRIP†	1,835,831	1,661,700
Morgan Stanley Capital I
6.53%, 03/15/31†	1,000,282	997,834
5.36%, 12/15/44	3,636,558	3,474,911
NationsLink Funding Corporation
6.32%, 01/20/31	208,527	207,837
Opteum Mortgage Acceptance Corporation
3.30%, 12/25/35†	868,236	832,580
3.27%, 07/25/36†	947,770	898,794
Permanent Financing PLC
2.86%, 06/10/34(U)†	3,255,000	3,201,140
Permanent Master Issuer PLC
2.84%, 01/15/16(U)†	2,195,000	2,134,719

See Notes to Schedules of Investments.	21

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
PNC Mortgage Acceptance Corporation
7.30%, 10/12/33†	$2,057,147	$2,086,673
5.91%, 03/12/34	617,186	614,795
Provident Funding Mortgage Loan Trust
4.05%, 04/25/34†	2,443,031	2,395,322
Residential Accredit Loans, Inc.
2.87%, 01/25/33†	508,922	459,575
Residential Asset Securitization Trust
3.51%, 05/25/35†	1,322,275	1,142,268
Residential Funding Mortgage Securities I
6.50%, 03/25/32	99,909	94,445
Structured Adjustable Rate Mortgage Loan Trust
4.92%, 03/25/34†	1,035,470	894,604
5.31%, 08/25/34†	1,310,312	1,153,457
3.51%, 09/25/34†	214,965	165,938
Structured Asset Mortgage Investments, Inc.
5.04%, 10/19/34†	584,884	514,055
2.75%, 05/25/35†	1,138,248	725,711
3.28%, 07/19/35†	177,204	110,213
2.53%, 08/25/36†	582,694	536,036
Structured Asset Securities Corporation
2.52%, 05/25/36†	513,391	485,894
TBW Mortgage Backed Pass Through Certificates
6.01%, 07/25/37 STEP	700,000	503,925
Thornburg Mortgage Securities Trust
2.58%, 04/25/36†	1,900,000	1,890,369
3.33%, 07/25/36†	904,073	858,321
2.61%, 03/25/37†	1,565,503	1,471,002
2.60%, 06/25/37†	1,549,334	1,451,940
TIAA Retail Commercial Trust
6.68%, 06/19/31 144A†	2,029,318	2,032,225
5.69%, 08/15/39†	2,545,489	2,468,603
Wachovia Bank Commercial Mortgage Trust
4.04%, 02/15/34	1,346,276	1,300,360
5.74%, 05/15/43 STRIP†	1,600,000	1,436,742
Washington Mutual Alternative Mortgage Pass-Through Certificates
3.45%, 05/04/37†	2,645,378	1,499,553
3.92%, 05/25/47†	1,140,952	545,832
Washington Mutual Mortgage Pass-Through Certificates
3.75%, 12/25/27†	2,746,465	2,362,537
3.92%, 06/25/34†	2,335,999	2,116,500
4.68%, 05/25/35†	3,550,000	2,731,867
6.07%, 10/25/36†	2,624,482	2,094,882
5.71%, 02/25/37†	1,381,518	1,016,993
5.35%, 03/25/37†	3,136,981	2,629,509
5.67%, 05/25/37†	1,500,281	1,356,143
5.87%, 06/25/37†	3,614,091	2,437,088
4.48%, 06/25/42†	49,554	45,021
2.78%, 01/25/45†	1,165,461	776,080
3.53%, 08/25/45†	565,432	367,814
3.50%, 10/25/45†	591,928	373,917
4.06%, 06/25/46†	2,103,947	1,322,551
3.60%, 01/25/47†	1,199,871	652,810
Washington Mutual Mortgage Securities Corporation
7.45%, 03/25/32†	121,339	112,915
Wells Fargo Mortgage-Backed Securities Trust
4.75%, 04/25/19	2,613,541	2,464,080
3.99%, 01/25/35†	2,035,295	1,880,357
4.54%, 02/25/35†	3,494,647	2,990,477
5.24%, 04/25/36†	3,200,080	2,749,053
5.65%, 07/25/36†	2,463,115	1,888,823
6.00%, 07/25/37	3,274,345	3,046,763

Total Mortgage-Backed Securities (Cost $435,470,517)		412,028,344

MUNICIPAL BONDS — 0.8%
New York City Municipal Water Finance Authority Series A Revenue Bond
5.00%, 06/15/38	1,000,000	934,070
Sales Tax Asset Receivable Corporation, New York, Series B Revenue Bond (FSA Insured)
3.60%, 10/15/08	425,000	425,166
State of California General Obligation Bond
5.00%, 11/01/32	3,200,000	2,930,560
State of Georgia General Obligation Bond
5.50%, 07/01/11	1,750,000	1,872,937

Total Municipal Bonds (Cost $6,518,845)		6,162,733

	Number of Contracts
PURCHASED OPTIONS — 1.2%
Call Options — 0.1%
30-Year Federal National Mortgage Association, Strike Price $106.00, Expires 10/07/08	150	—
30-Year Federal National Mortgage Association, Strike Price $106.50, Expires 11/06/08	500	—
30-Year Federal National Mortgage Association, Strike Price $107.00, Expires 12/04/08	140	—
30-Year Federal National Mortgage Association, Strike Price $107.50, Expires 11/21/08	70	1,971
30-Year Federal National Mortgage Association, Strike Price $94.30, Expires 02/13/09	1,200	440,348

		442,319

Call Swaptions — 1.1%
3-Month LIBOR, Strike Price $3.15, Expires 02/02/09	4,080	206,620
3-Month LIBOR, Strike Price $3.50, Expires 02/02/09	1,890	151,498
3-Month LIBOR, Strike Price $3.70, Expires 12/15/08	14,520	1,357,919

22	See Notes to Schedules of Investments.

	Number of Contracts	Value
3-Month LIBOR, Strike Price $4.00, Expires 04/20/09	9,700	$548,504
3-Month LIBOR, Strike Price $4.18, Expires 04/20/09	29,210	2,144,684
3-Month LIBOR, Strike Price $5.05, Expires 12/18/09	75	226,124
3-Month LIBOR, Strike Price $7.00, Expires 03/18/09	4,850	3,131,716
Euro vs. U.S. Dollar, Strike Price $1.38, Expires 05/21/10	18,000	175,550

		7,942,615

Put Options — 0.0%
30-Year Federal National Mortgage Association, Strike Price $70.00, Expires 11/06/08	600	—
30-Year Federal National Mortgage Association, Strike Price $72.00, Expires 12/04/08	40	—
30-Year Government National Mortgage Association, Strike Price $70.00, Expires 11/12/08	500	—
30-Year Government National Mortgage Association, Strike Price $72.00, Expires 11/12/08	300	—
30-Year Government National Mortgage Association, Strike Price $74.00, Expires 10/15/08	60	—
30-Year Government National Mortgage Association, Strike Price $76.00, Expires 11/12/08	1,750	29
30-Year Government National Mortgage Association, Strike Price $81.00, Expires 12/11/08	660	917
30-Year Government National Mortgage Association, Strike Price $85.00, Expires 10/15/08	75	—

		946

Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $5.05, Expires 12/18/09	7	12,117
Euro vs. U.S. Dollar, Strike Price $1.38, Expires 05/21/10	18,000	136,757

		148,874

Total Purchased Options (Cost $8,907,274)		8,534,754

	Shares
MONEY MARKET FUNDS — 10.2%
GuideStone Money Market Fund (GS4 Class)¥	9,975,557	9,975,557
Northern Institutional Liquid Assets Portfolio§	64,652,692	64,652,692

Total Money Market Funds (Cost $74,628,249)		74,628,249

	Par
U.S. TREASURY OBLIGATIONS — 9.7%
U.S. Treasury Bill
1.60%, 10/02/08Δ	$4,600,000	4,599,796

U.S. Treasury Inflationary Index Bond
2.38%, 01/15/25	1,400,000	1,583,144

U.S. Treasury Notes
2.63%, 05/31/10Δ	32,250,000	32,620,391
3.88%, 09/15/10Δ	4,588,000	4,767,221
4.50%, 11/15/10Δ	2,800,000	2,948,971
3.50%, 05/31/13Δ	1,500,000	1,537,266
3.38%, 06/30/13	9,500,000	9,693,714
3.38%, 07/31/13	1,300,000	1,324,071
3.13%, 08/31/13Δ	3,205,000	3,230,541
3.50%, 02/15/18	8,800,000	8,632,254
3.88%, 05/15/18Δ	600,000	604,126

		65,358,555

Total U.S. Treasury Obligations (Cost $71,072,530)		71,541,495

TOTAL INVESTMENTS — 118.7% (Cost $920,295,815)		870,887,429

	Number of Contracts
WRITTEN OPTIONS — (0.9)%
Call Option — 0.0%
90-Day Eurodollar Futures, Strike Price $96.75, Expires 12/15/08	(37)	(44,400)

Call Swaptions — (0.9)%
3-Month LIBOR, Strike Price $4.25, Expires 02/02/09	(1,360)	(272,325)
3-Month LIBOR, Strike Price $4.26, Expires 04/20/09	(3,380)	(417,488)
3-Month LIBOR, Strike Price $4.30, Expires 12/15/08	(4,780)	(904,910)
3-Month LIBOR, Strike Price $4.30, Expires 12/15/08	(60)	(11,359)
3-Month LIBOR, Strike Price $4.44, Expires 04/20/09	(9,420)	(1,661,814)
3-Month LIBOR, Strike Price $4.60, Expires 02/02/09	(630)	(195,609)
3-Month LIBOR, Strike Price $5.25, Expires 10/27/08	(7)	(63,012)
3-Month LIBOR, Strike Price $5.25, Expires 10/27/08	(19)	(175,454)
3-Month LIBOR, Strike Price $7.00, Expires 03/18/09	(1,490)	(3,010,173)

		(6,712,144)

Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $5.25, Expires 10/27/08	(19)	(7,403)
3-Month LIBOR, Strike Price $5.25, Expires 10/27/08	(7)	(1,987)

		(9,390)

Total Written Options (Premiums received $(7,797,118))		(6,765,934)

See Notes to Schedules of Investments.	23

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
SECURITIES SOLD SHORT — (11.2)%
Mortgage-Backed Securities — (6.7)%
Federal National Mortgage Association
5.00%, 10/01/38 TBA	$(12,000,000)	$(11,692,500)
5.50%, 10/01/37 TBA	(34,300,000)	(34,203,548)
6.00%, 10/01/37 TBA	(3,400,000)	(3,443,561)

		(49,339,609)

U.S. Treasury Obligations — (4.5)%
U.S. Treasury Bond
5.00%, 05/15/37	(12,800,000)	(14,243,008)
U.S. Treasury Notes
3.50%, 02/15/18	(8,800,000)	(8,632,254)
3.38%, 06/30/13	(9,500,000)	(9,693,715)

		(32,568,977)

Total Securities Sold Short (Cost $(82,110,549))		(81,908,586)

Liabilities in Excess of Other Assets — (6.6)%		(48,589,387)

NET ASSETS — 100.0%		$733,623,522

Swap agreements outstanding at September 30, 2008:

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
British Pounds
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.25%(k)	06/15/37	1,200,000	$(64,903)
Receive fixed rate payments of 4.50% and pay variable rate payments on the six month LIBOR floating rate(m)	09/17/11	6,000,000	(185,410)
Receive fixed rate payments of 4.50% and pay variable rate payments on the six month LIBOR floating rate(b)	09/17/11	4,800,000	(148,328)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.25%(f)	06/15/37	3,400,000	(183,892)
Receive fixed rate payments of 4.50% and pay variable rate payments on the six month LIBOR floating rate(g)	09/17/11	30,200,000	(933,230)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.00%(g)	06/15/37	3,200,000	(90,531)

			(1,606,294)

Canadian Dollars
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.50%(j)	06/21/38	1,400,000	43,696

Euro
Receive fixed rate payments of 4.50% and pay variable rate payments on the six month EURIBOR floating rate(f)	06/15/10	12,200,000	(34,518)

24	See Notes to Schedules of Investments.

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive fixed rate payments of 2.09% and pay variable rate payments on the France CPI Ex Tobacco(c)	10/15/10	1,500,000	$(12,278)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 5.00%(b)	09/17/38	700,000	(70,254)
Receive fixed rate payments of 4.50% and pay variable rate payments on the six month LIBOR floating rate(f)	03/18/14	3,300,000	(23,473)
Receive fixed rate payments of 4.50% and pay variable rate payments on the six month LIBOR floating rate(g)	03/18/14	3,600,000	(16,265)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 5.00%(m)	09/17/38	700,000	(70,254)
Receive fixed rate payments of 5.50% and pay variable rate payments on the six month LIBOR floating rate(b)	12/17/10	1,000,000	25,828
Receive fixed rate payments of 5.50% and pay variable rate payments on the six month EURIBOR floating rate(k)	12/17/10	4,400,000	113,644
Receive fixed rate payments of 5.50% and pay variable rate payments on the six month LIBOR floating rate(f)	09/15/10	14,200,000	328,664

			241,094

Japanese Yen
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 2.00%(m)	12/17/17	130,000,000	(33,907)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 2.00%(f)	12/17/17	120,000,000	(31,299)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 2.00%(b)	12/17/17	30,000,000	(7,825)

			(73,031)

U.S. Dollars
Receive variable rate payments on maturity and pay fixed rate payments of 4.50%(j)	01/23/09	4,300,000	320,200
Receive fixed rate payments of 0.55% and pay floating par in the event of default on Deutsche Bank AG(m)	12/20/08	3,200,000	(7,176)
Receive variable rate payments in the event of default on Citigroup, Inc. BP DUB and pay fixed payments of 1.01%(f)	06/20/18	6,400,000	695,725
Receive variable rate payments in the event of default on Nabors Industries and pay fixed rate payments of 0.63%(d)	03/20/18	3,300,000	154,167
Receive variable rate payments in the event of default on CDX IG9 Index and pay fixed rate payments of 0.80%(g)	12/20/17	7,100,000	388,110
Receive floating par in the event of default on the Dow Jones CDX HVOL7 Index and pay fixed rate payments of 0.75%(b)	12/20/11	9,000,000	856,484

See Notes to Schedules of Investments.	25

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive floating rate payments in the event of default on CDX IG9 and pay fixed rate payments at 0.80%(k)	12/20/17	$5,400,000	$295,182
Receive floating par in the event of default on Target Corporation BP MYC, 5.88% due 03/01/12 and pay fixed rate payments of 0.11%(k)	06/20/12	900,000	16,364
Receive floating par in the event of default on the Dow Jones CDX HY-8 and pay fixed rate payments of 1.63%(d)	06/20/12	4,900,000	474,379
Receive variable rate payments in the event of default on CDX IG9 and pay fixed rate payments of 0.60%(g)	12/20/12	1,500,000	65,299
Receive variable rate payments in the event of default on CDX IG9 and pay fixed rate payments of 0.80%(b)	12/20/17	2,500,000	136,658
Receive variable rate payments in the event of default on CDX IG9 and pay fixed rate payments of 0.80%(m)	12/20/17	2,100,000	114,793
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(m)	12/17/13	17,600,000	(117,698)
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(d)	12/17/13	24,900,000	(166,517)
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(k)	12/17/13	33,000,000	(220,685)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 4.00%(m)	12/17/10	400,000	(3,882)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(k)	12/17/38	5,300,000	245,093
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(f)	12/17/13	8,500,000	(56,843)
Receive floating par in event of default on American Electric Power BBP CBK and pay fixed rate payments of 6.26%(d)	06/20/15	1,600,000	381
Receive floating par in the event of default on the Dow Jones CDX IG7 Index and pay fixed rate payments of 0.65%(k)	12/20/16	3,600,000	260,554
Receive floating par in the event of default on Autozone BP RYL, 5.88% due 10/15/12 and pay fixed rate payments of 0.64%(m)	06/20/17	600,000	17,414
Receive floating par in the event of default on Autozone BP RYL, 5.88% due 10/15/12 and pay fixed rate payments of 0.64%(m)	06/20/17	500,000	14,338

26	See Notes to Schedules of Investments.

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive floating par in the event of default on Autozone BP RYL, 5.88% due 10/15/12 and pay fixed rate payments of 0.67%(m)	06/20/17	$1,300,000	$35,031
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(j)	12/17/23	2,900,000	(105,778)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(f)	12/17/15	37,000,000	(1,453,672)
Receive floating par in the event of default on Bear Stearns Co., Inc. and pay fixed rate payments of 2.18%(c)	03/20/18	1,700,000	(95,183)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(d)	12/17/15	8,100,000	(318,236)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(m)	12/17/23	15,800,000	(576,310)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(m)	12/17/15	3,400,000	(133,581)
Receive floating par in the event of default on Morgan Stanley ABS Capital I, 7.02% due 12/27/33 and pay fixed rate payments of 0.54%(k)	12/27/33	658,458	417,955
Receive floating par in the event of default on Long Beach Mortgage Trust, 6.72% due 02/25/34 and pay fixed rate payments of 0.49%(b)	02/25/34	860,618	270,529
Receive floating par in the event of default on Specialty Underwriting & Residential Finance, 6.62% due 02/25/35 and pay fixed rate payments of 0.59%(b)	02/25/35	1,024,593	187,158
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(f)	12/17/28	1,900,000	(72,203)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(m)	12/17/18	10,100,000	(386,467)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(j)	12/17/18	1,900,000	(72,702)
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(j)	12/17/13	19,600,000	(131,073)
Receive fixed rate payments of 1.10% and pay floating par in the event of default on GECC SP(b)	03/20/09	3,800,000	(108,308)
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(b)	12/17/13	600,000	(4,012)

See Notes to Schedules of Investments.	27

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive variable rate payments in the event of default on CDX IG10 and pay fixed rate payments of 1.55%(p)	06/20/13	$1,600,000	$9,626
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 5.00%(m)	12/17/28	2,400,000	(91,204)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(k)	12/17/18	20,500,000	(784,414)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(d)	12/17/28	6,800,000	(258,411)
Receive fixed rate payments of 4.00% and pay variable rate payments on the six month LIBOR BBA(g)	12/17/13	10,700,000	(71,555)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 5.00%(j)	12/17/28	2,200,000	(85,649)
Receive floating par in the event of default on Structured Asset Investment Loan Trust, 6.14% due 02/25/35 and pay fixed rate payments of 0.61%(b)	02/25/35	1,137,620	1,096,712

			750,593

			$(643,942)

PORTFOLIO SUMMARY (based on net assets)

			%
Mortgage-Backed Securities			56.2
Futures Contracts			46.5
Corporate Bonds			13.7
Asset-Backed Securities			11.8
Money Market Funds			10.2
U.S. Treasury Obligations			9.7
Agency Obligations			9.2
Foreign Bonds			4.8
Forward Foreign Currency Contracts			3.5
Purchased Options			1.2
Commercial Paper			1.1
Municipal Bonds			0.8
Swap Agreements			(0.1)
Written Options			(0.9)
Securities Sold Short			(11.2)

			156.5

28	See Notes to Schedules of Investments.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Assets:
Level 1 — Quoted Prices	$75,383,821	$1,295,946
Level 2 — Other Significant
Observable Inputs	790,779,797	226,208
Level 3 — Significant
Unobservable Inputs	4,723,811	—

Total Assets	$870,887,429	$1,522,154

Liabilities:
Level 1 — Quoted Prices	$(44,400)	$—
Level 2 — Other Significant
Observable Inputs	(88,630,120)	(643,942)
Level 3 — Significant
Unobservable Inputs	—	—

Total Liabilities	$(88,674,520)	$(643,942)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance, 12/31/07	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	20,546	—
Net purchases (sales)	4,703,265	—
Transfers in and/or out of Level 3	—	—

Balance, 09/30/08	$4,723,811	$—

See Notes to Schedules of Investments.	29

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 2.3%
Federal Farm Credit Bank
5.05%, 11/06/17	$400,000	$405,363
Federal Home Loan Bank
4.63%, 10/10/12	890,000	910,052
Federal Home Loan Mortgage Corporation
5.50%, 07/18/16	2,500,000	2,649,450
5.00%, 02/16/17	3,300,000	3,349,936
5.13%, 11/17/17	1,600,000	1,651,813
4.88%, 06/13/18	5,600,000	5,686,598
5.63%, 11/23/35	1,260,000	1,242,725
Federal National Mortgage Association
1.37%, 12/15/08‡‡	347,000	345,211
2.28%, 12/15/08‡‡	22,000	21,887
2.45%, 12/15/08‡‡	104,000	103,464
2.46%, 12/15/08‡‡	102,000	101,474
3.63%, 08/15/11	3,600,000	3,627,378
5.25%, 08/01/12	500,000	506,215
5.00%, 05/11/17	1,000,000	1,024,716
Tennessee Valley Authority
5.38%, 04/01/46	1,800,000	1,880,514

Total Agency Obligations (Cost $23,227,177)		23,506,796

ASSET-BACKED SECURITIES — 4.6%
Access Group, Inc.
4.09%, 10/27/25†	1,900,000	1,878,356
Amortizing Residential Collateral Trust
2.75%, 04/25/32†	49,352	32,099
Argent Securities, Inc.
3.26%, 10/25/36†	459,580	449,420
Asset-Backed Securities Corporation Home Equity
3.48%, 09/25/34†	168,112	147,032
Bayview Financial Acquisition Trust
4.38%, 02/28/44†	699,190	633,915
Bear Stearns Asset-Backed Securities, Inc.
6.00%, 02/01/36	4,285,361	3,782,500
6.50%, 02/01/36	4,072,435	3,216,588
Chase Issuance Trust
3.14%, 11/15/11†	4,400,000	4,363,707
CIT Mortgage Loan Trust
4.35%, 09/25/24 144A†@	800,000	300,000
3.46%, 10/25/37 144A†@	1,266,490	1,057,519
3.72%, 10/25/37 144A†@	430,000	215,000
Countrywide Home Equity Loan Trust
2.76%, 05/15/29†	503,266	366,571
2.73%, 12/15/35†	1,377,278	799,150
2.63%, 08/15/36†	2,038,774	1,210,989
Daimler Chrysler Auto Trust
3.94%, 09/10/12†	4,300,000	4,221,505
EMC Mortgage Loan Trust
3.76%, 11/25/41 144A†	262,737	243,493
FBR Securitization Trust
3.47%, 10/25/35†	2,044,941	1,985,513
Ford Credit Auto Owner Trust
3.37%, 01/15/11†	2,100,000	2,077,675
Franklin Auto Trust
4.77%, 06/20/12†	700,000	695,344
GMAC Mortgage Corporation Loan Trust
7.00%, 09/25/37	615,290	318,875
HFC Home Equity Loan Asset-Backed Certificates
3.67%, 11/20/36†	1,335,815	1,044,206
Lehman XS Trust
3.51%, 11/25/35†	2,545,168	1,603,844
2.73%, 12/25/35†	301,108	194,808
3.48%, 02/25/36†	1,472,785	955,863
Morgan Stanley Dean Witter Credit Corporation HELOC Trust
3.40%, 07/25/17 STEP	132,289	90,547
Nelnet Student Loan Trust
4.28%, 04/25/24†	780,000	753,613
Provident Bank Home Equity Loan Trust
3.75%, 08/25/31†	165,418	114,201
Residential Asset Mortgage Products, Inc.
2.96%, 03/25/34†	450,727	306,001
Residential Funding Securities LLC
3.66%, 06/25/33 144A†	472,352	370,723
Salomon Brothers Mortgage Securities VII
3.69%, 03/25/28 STEP	65,929	64,316
Securitized Asset-Backed Receivables LLC Trust
3.44%, 02/25/37†	3,880,885	2,224,733
SLM Student Loan Trust
4.31%, 04/25/23†	7,500,000	7,528,125
Structured Asset Securities Corporation
3.51%, 04/25/31 144A†	3,705,342	2,824,142

Total Asset-Backed Securities (Cost $55,185,314)		46,070,373

CORPORATE BONDS — 25.3%
Ace INA Holdings, Inc.
5.80%, 03/15/18Δ	575,000	524,801
AES Corporation
8.75%, 05/15/13 144A	325,000	328,250
7.75%, 10/15/15	270,000	246,375
8.00%, 10/15/17Δ	1,490,000	1,352,175
Allied Waste North America, Inc.
7.13%, 05/15/16	125,000	117,187
Allstate Life Global Funding Trusts
5.38%, 04/30/13	400,000	386,522
American Achievement Corporation
8.25%, 04/01/12 144A	30,000	30,075
American Electric Power Co., Inc.
5.25%, 06/01/15	2,300,000	2,111,333
American Express Bank FSB
6.00%, 09/13/17	3,100,000	2,593,237
American Express Co.
7.00%, 03/19/18Δ	2,500,000	2,210,092
6.80%, 09/01/49†	1,340,000	1,147,079
American Express Credit Corporation
5.88%, 05/02/13Δ	4,300,000	3,966,961

30	See Notes to Schedules of Investments.

	Par	Value
American General Finance Corporation
6.90%, 12/15/17	$780,000	$362,152
American International Group, Inc.
5.85%, 01/16/18	1,220,000	613,268
8.25%, 08/15/18 144A	3,200,000	1,861,648
6.25%, 03/15/37	680,000	109,019
AmerisourceBergen Corporation
5.88%, 09/15/15	130,000	117,580
Ameritech Capital Funding Corporation
6.25%, 05/18/09	100,000	101,620
Anadarko Petroleum Corporation
3.22%, 09/15/09†	1,070,000	1,057,645
6.45%, 09/15/36	110,000	86,486
ANZ Capital Trust I
4.48%, 01/29/49 144A	125,000	121,821
ANZ Capital Trust II
5.36%, 12/29/49 144A‡‡	800,000	715,200
Apache Corporation
6.00%, 09/15/13	680,000	678,441
ASIF Global Financing XIX
4.90%, 01/17/13 144A	100,000	82,181
Astoria Financial Corporation
5.75%, 10/15/12	450,000	426,641
AT&T, Inc.
5.10%, 09/15/14	550,000	515,058
5.50%, 02/01/18Δ	7,700,000	6,869,093
6.40%, 05/15/38	275,000	231,470
BAC Capital Trust XIV
5.63%, 12/31/49†	40,000	20,713
Bank of America Corporation
3.05%, 10/14/16†Δ	1,700,000	1,459,173
5.75%, 12/01/17	3,130,000	2,658,707
5.65%, 05/01/18Δ	5,925,000	4,999,361
8.13%, 12/15/49†	20,000	16,184
8.00%, 12/29/49†Δ	12,300,000	9,754,663
Bank of America NA
3.40%, 05/12/10†	4,100,000	4,048,229
Bear Stearns Co., Inc.
6.95%, 08/10/12	900,000	909,871
6.40%, 10/02/17	750,000	701,588
7.25%, 02/01/18	3,260,000	3,142,549
BellSouth Capital Funding
7.88%, 02/15/30	460,000	443,941
BellSouth Corporation
4.75%, 11/15/12Δ	40,000	38,014
6.88%, 10/15/31	10,000	8,995
Boardwalk Pipelines LP
5.88%, 11/15/16	625,000	587,296
Boeing Co.
6.63%, 02/15/38	210,000	208,099
Caterpillar Financial Services Corporation
4.23%, 06/24/11†	3,800,000	3,661,581
6.20%, 09/30/13	980,000	981,011
CenterPoint Energy Resources Corporation
5.95%, 01/15/14	525,000	489,964
Chesapeake Energy Corporation
6.25%, 01/15/18	140,000	120,400
7.25%, 12/15/18Δ	205,000	189,625
Chubb Corporation
6.50%, 05/15/38	150,000	136,096
6.38%, 03/29/49†	375,000	286,400
CitiFinancial, Inc.
6.63%, 06/01/15	300,000	248,618
Citigroup, Inc.
5.85%, 07/02/13	1,050,000	921,969
6.50%, 08/19/13	850,000	756,214
5.00%, 09/15/14	920,000	706,230
5.50%, 02/15/17	1,160,000	891,252
6.13%, 05/15/18	8,700,000	7,215,989
6.88%, 03/05/38Δ	1,965,000	1,611,748
8.40%, 04/30/49†	425,000	289,812
Clear Channel Communications, Inc.
4.25%, 05/15/09	250,000	236,250
5.50%, 09/15/14	765,000	240,975
Comcast Cable Communications LLC
6.75%, 01/30/11Δ	230,000	233,412
Comcast Cable Communications Holdings, Inc.
8.38%, 03/15/13	225,000	236,196
9.46%, 11/15/22	275,000	302,946
Comcast Corporation
6.50%, 01/15/17Δ	60,000	56,479
5.70%, 05/15/18Δ	1,890,000	1,652,610
Comcast Holdings Corporation
10.63%, 07/15/12	550,000	598,605
Commonwealth Edison Co.
5.40%, 12/15/11	650,000	635,947
5.90%, 03/15/36	200,000	163,510
Community Health Systems, Inc.
8.88%, 07/15/15	405,000	386,775
Complete Production Services, Inc.
8.00%, 12/15/16	280,000	267,400
ConocoPhillips
8.75%, 05/25/10Δ	230,000	247,125
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,570,000	1,582,796
Countrywide Home Loans, Inc.
6.25%, 04/15/09Δ	375,000	364,197
5.63%, 07/15/09	2,100,000	1,986,392
4.13%, 09/15/09	475,000	436,953
Cox Communications, Inc.
4.63%, 01/15/10Δ	800,000	788,485
CSC Holdings, Inc.
7.63%, 04/01/11Δ	590,000	569,350
6.75%, 04/15/12	60,000	55,275
CSX Corporation
6.25%, 03/15/18Δ	125,000	113,332
CVS Pass-Through Trust
6.94%, 01/10/30 144A	988,896	938,972
Daimler Finance NA LLC
5.88%, 03/15/11Δ	590,000	588,316
5.75%, 09/08/11	900,000	889,160
7.30%, 01/15/12	550,000	556,625
6.50%, 11/15/13	100,000	97,693
DaVita, Inc.
6.63%, 03/15/13	310,000	296,050
Dean Foods Co.
7.00%, 06/01/16Δ	375,000	328,125

See Notes to Schedules of Investments.	31

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Delta Air Lines, Inc.
6.82%, 08/10/22	$467,468	$385,661
DI Finance
9.50%, 02/15/13Δ	90,000	88,200
DirecTV Holdings LLC
8.38%, 03/15/13	155,000	153,837
Dominion Resources, Inc.
5.13%, 12/15/09	230,000	232,024
3.87%, 06/17/10†	4,000,000	3,995,688
4.75%, 12/15/10Δ	70,000	69,693
5.70%, 09/17/12	1,230,000	1,219,213
6.00%, 11/30/17	3,800,000	3,607,264
DRS Technologies, Inc.
6.63%, 02/01/16Δ	90,000	91,350
Duke Energy Carolinas LLC
5.63%, 11/30/12Δ	580,000	587,963
Dynegy Holdings, Inc.
7.75%, 06/01/19	395,000	317,975
Eastman Kodak Co.
7.25%, 11/15/13Δ	490,000	460,600
EchoStar DBS Corporation
7.00%, 10/01/13Δ	10,000	8,675
6.63%, 10/01/14	30,000	24,150
7.13%, 02/01/16	200,000	161,500
Edison Mission Energy
7.00%, 05/15/17Δ	240,000	217,200
7.20%, 05/15/19Δ	320,000	283,200
7.63%, 05/15/27	120,000	97,800
El Paso Corporation
7.00%, 06/15/17Δ	890,000	799,543
7.80%, 08/01/31	750,000	635,638
7.75%, 01/15/32Δ	99,000	83,353
El Paso Natural Gas Co.
7.50%, 11/15/26	300,000	274,027
8.38%, 06/15/32	210,000	202,220
El Paso Performance-Linked Trust
7.75%, 07/15/11 144A	1,460,000	1,485,743
Electronic Data Systems Corporation
7.13%, 10/15/09	1,000,000	1,016,370
Energy Future Holdings Corporation
5.55%, 11/15/14	120,000	90,151
6.50%, 11/15/24	370,000	237,494
6.55%, 11/15/34	1,620,000	1,003,498
Energy Transfer Partners LP
5.65%, 08/01/12	275,000	267,490
5.95%, 02/01/15	975,000	925,348
6.70%, 07/01/18	1,180,000	1,120,442
Entergy Gulf States, Inc.
3.57%, 12/08/08 144A†Δ	881,000	879,163
Enterprise Products Operating LP
4.95%, 06/01/10Δ	650,000	644,840
8.38%, 08/01/45†	350,000	324,891
7.03%, 01/15/49†Δ	350,000	282,628
Exelon Corporation
5.63%, 06/15/35Δ	675,000	525,150
FirstEnergy Corporation
6.45%, 11/15/11	60,000	60,328
7.38%, 11/15/31Δ	1,490,000	1,388,991
Fiserv, Inc.
6.13%, 11/20/12Δ	575,000	558,059
Ford Motor Co.
7.45%, 07/16/31Δ	550,000	239,250
Ford Motor Credit Co., LLC
7.38%, 10/28/09	650,000	522,697
5.70%, 01/15/10Δ	125,000	95,756
7.88%, 06/15/10	500,000	381,800
8.03%, 06/15/11†Δ	607,000	442,226
12.00%, 05/15/15Δ	1,320,000	1,008,335
8.00%, 12/15/16Δ	1,300,000	823,021
Forest City Enterprises, Inc.
7.63%, 06/01/15Δ	20,000	16,100
6.50%, 02/01/17	70,000	53,900
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	1,420,000	1,400,789
Freescale Semiconductor, Inc.
8.88%, 12/15/14Δ	75,000	52,125
Frontier Communications Corporation
9.25%, 05/15/11Δ	415,000	417,075
7.88%, 01/15/27	150,000	113,250
General Electric Capital Corporation
5.45%, 01/15/13Δ	150,000	140,268
General Electric Co.
5.00%, 02/01/13	920,000	848,140
General Motors Acceptance Corporation LLC
5.85%, 01/14/09Δ	220,000	188,039
5.63%, 05/15/09Δ	1,490,000	1,064,760
7.75%, 01/19/10	500,000	299,455
6.88%, 09/15/11	2,315,000	1,033,476
6.75%, 12/01/14Δ	1,900,000	729,944
8.00%, 11/01/31	200,000	75,547
General Motors Corporation
8.25%, 07/15/23Δ	210,000	83,475
8.38%, 07/05/33(E)	170,000	92,140
Georgia Gulf Corporation
9.50%, 10/15/14Δ	60,000	37,200
Georgia-Pacific Corporation LLC
8.13%, 05/15/11	4,000	3,980
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	1,470,000	1,398,185
Glen Meadow Pass-Through Trust
6.51%, 02/12/47 144A†	600,000	443,369
Goldman Sachs Capital II
5.79%, 12/29/49†	60,000	26,377
Goldman Sachs Group, Inc.
4.50%, 06/15/10	930,000	863,642
5.75%, 10/01/16Δ	1,900,000	1,543,448
6.25%, 09/01/17Δ	4,000,000	3,354,216
5.95%, 01/18/18	3,500,000	2,892,242
GrafTech Finance, Inc.
10.25%, 02/15/12Δ	74,000	76,590
HCA, Inc.
6.30%, 10/01/12Δ	32,000	27,760
9.13%, 11/15/14Δ	60,000	58,500
6.50%, 02/15/16	686,000	547,085
9.25%, 11/15/16Δ	480,000	468,000
9.63%, 11/15/16 PIK	466,000	443,865
7.69%, 06/15/25	250,000	187,060

32	See Notes to Schedules of Investments.

	Par	Value
Hertz Corporation
8.88%, 01/01/14Δ	$115,000	$99,762
10.50%, 01/01/16Δ	65,000	54,600
Hess Corporation
7.88%, 10/01/29	260,000	254,780
7.30%, 08/15/31	1,060,000	972,707
Host Hotels & Resorts LP
6.75%, 06/01/16	30,000	24,675
HSBC Finance Corporation
8.00%, 07/15/10	440,000	449,184
7.00%, 05/15/12	390,000	379,300
6.38%, 11/27/12	70,000	67,427
Humana, Inc.
7.20%, 06/15/18	240,000	227,707
Idearc, Inc.
8.00%, 11/15/16	340,000	94,350
ILFC E-Capital Trust II
6.25%, 12/21/45 144A†Δ	280,000	83,762
International Business Machines Corporation
3.38%, 07/28/11†	3,700,000	3,699,138
International Lease Finance Corporation
4.95%, 02/01/11	300,000	221,962
iStar Financial, Inc.
5.13%, 04/01/11Δ	175,000	89,294
5.65%, 09/15/11Δ	250,000	130,075
5.95%, 10/15/13	200,000	104,097
6.50%, 12/15/13	125,000	64,435
JC Penney Co., Inc.
7.40%, 04/01/37Δ	50,000	41,944
John Deere Capital Corporation
3.57%, 06/10/11†	6,100,000	6,116,805
JPMorgan Chase & Co.
5.75%, 01/02/13Δ	320,000	306,638
5.15%, 10/01/15Δ	1,890,000	1,702,552
6.00%, 01/15/18	1,025,000	936,280
7.90%, 04/30/49†	875,000	738,615
JPMorgan Chase Bank NA
6.00%, 10/01/17	475,000	436,113
Kansas City Southern Railway
8.00%, 06/01/15Δ	120,000	118,800
Kerr-McGee Corporation
6.95%, 07/01/24	1,000,000	947,493
7.88%, 09/15/31	1,830,000	1,723,097
Kinder Morgan Energy Partners LP
6.30%, 02/01/09Δ	150,000	149,814
6.75%, 03/15/11Δ	130,000	131,713
7.13%, 03/15/12Δ	500,000	505,910
5.85%, 09/15/12	20,000	19,445
5.00%, 12/15/13Δ	200,000	185,443
6.00%, 02/01/17Δ	510,000	463,037
5.95%, 02/15/18	830,000	740,593
6.95%, 01/15/38	60,000	51,567
Kraft Foods, Inc.
6.50%, 08/11/17	300,000	289,137
Kroger Co.
6.15%, 01/15/20	500,000	459,300
L-3 Communications Corporation
7.63%, 06/15/12	250,000	246,875
6.38%, 10/15/15Δ	370,000	342,250
Lamar Media Corporation
6.63%, 08/15/15	80,000	66,600
Land O’ Lakes, Inc.
9.00%, 12/15/10	125,000	128,125
Lehman Brothers Holdings Capital Trust V
5.86%, 11/29/49#	2,330,000	1,165
Lehman Brothers Holdings, Inc.
6.63%, 01/18/12#	200,000	26,000
5.25%, 02/06/12#Δ	390,000	50,700
5.63%, 01/24/13#	2,300,000	299,000
6.20%, 09/26/14#	300,000	39,000
6.50%, 07/19/17#	150,000	750
6.75%, 12/28/17#	3,340,000	16,700
Liberty Media Corporation
7.88%, 07/15/09	10,000	10,081
5.70%, 05/15/13Δ	25,000	20,918
3.75%, 02/15/30 CONV	40,000	18,200
Lincoln National Corporation
7.00%, 05/17/49†	775,000	591,809
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	2,645,000	2,384,904
5.70%, 05/02/17	400,000	327,931
6.40%, 08/28/17	775,000	671,400
MetLife Capital Trust IV
7.88%, 12/15/37 144A	300,000	206,041
MetLife Capital Trust X
9.25%, 04/08/38 144A†	300,000	285,450
MetLife, Inc.
6.40%, 12/15/36Δ	150,000	93,738
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	750,000	632,708
5.95%, 05/15/37	150,000	123,160
Morgan Stanley
4.90%, 05/14/10†	3,100,000	2,264,107
6.75%, 04/15/11	700,000	518,356
5.63%, 01/09/12	410,000	286,055
5.75%, 08/31/12Δ	3,325,000	2,346,798
3.24%, 10/18/16†	340,000	221,987
5.75%, 10/18/16	3,700,000	2,297,696
5.95%, 12/28/17	450,000	282,339
6.63%, 04/01/18Δ	4,775,000	3,164,942
Nelnet, Inc.
7.40%, 09/29/36†	475,000	320,995
Nevada Power Co.
5.88%, 01/15/15	350,000	332,387
6.65%, 04/01/36	300,000	267,322
New Cingular Wireless Services, Inc.
8.13%, 05/01/12	135,000	144,100
Nextel Communications, Inc.
5.95%, 03/15/14	294,000	197,188
7.38%, 08/01/15	130,000	85,849
Niagara Mohawk Power Corporation
7.75%, 10/01/08	1,340,000	1,340,000
Nortek, Inc.
8.50%, 09/01/14	62,000	35,650
NRG Energy, Inc.
7.25%, 02/01/14	285,000	265,050
7.38%, 02/01/16	80,000	72,200
7.38%, 01/15/17Δ	35,000	31,937

See Notes to Schedules of Investments.	33

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Omnicom Group, Inc.
5.90%, 04/15/16	$700,000	$690,555
ONEOK Partners LP
6.65%, 10/01/36	375,000	329,142
6.85%, 10/15/37Δ	325,000	292,320
Overseas Private Investment Corporation
4.85%, 07/12/10Ω	3,600,000	3,584,942
5.13%, 07/12/12Ω	3,000,000	3,049,552
Oxford Industries, Inc.
8.88%, 06/01/11	95,000	86,331
Pacific Energy Partners LP
7.13%, 06/15/14	60,000	59,039
Pacific Gas & Electric Co.
6.05%, 03/01/34	580,000	513,509
5.80%, 03/01/37Δ	250,000	213,925
PartnerRe Finance II
6.44%, 12/01/49†	75,000	54,283
Patrons’ Legacy
5.65%, 01/17/17 144A	1,320,891	1,011,274
Peabody Energy Corporation
6.88%, 03/15/13Δ	145,000	140,650
7.88%, 11/01/26	1,500,000	1,342,500
Pemex Project Funding Master Trust
9.13%, 10/13/10	235,000	252,037
6.63%, 06/15/35	159,000	146,406
Phoenix Life Insurance Co.
7.15%, 12/15/34 144A	425,000	406,811
Pricoa Global Funding I
2.90%, 01/30/12 144A†	2,300,000	2,216,032
3.97%, 09/27/13 144A†	1,700,000	1,598,124
Pride International, Inc.
7.38%, 07/15/14Δ	130,000	124,800
Private Export Funding Corporation
5.45%, 09/15/17	3,200,000	3,326,371
Progress Energy, Inc.
5.63%, 01/15/16	150,000	142,213
7.75%, 03/01/31	350,000	360,430
Prudential Financial, Inc.
1.19%, 12/15/37†Δ	3,700,000	3,510,930
PVNGS II Funding Corporation, Inc.
8.00%, 12/30/15	1,384,000	1,454,224
Qwest Capital Funding, Inc.
7.25%, 02/15/11Δ	200,000	188,000
Qwest Corporation
5.63%, 11/15/08	600,000	597,000
8.88%, 03/15/12Δ	200,000	197,000
7.50%, 06/15/23	500,000	395,000
Rabobank Capital Funding II
5.26%, 12/29/13 144A†	50,000	46,338
Rabobank Capital Funding Trust III
5.25%, 10/31/49 144A†	350,000	302,156
Reinsurance Group of America, Inc.
6.75%, 12/15/35†	250,000	163,001
Residential Capital LLC
8.50%, 05/15/10 144AΔ	315,000	174,825
9.63%, 05/15/15 144A	416,000	101,920
RH Donnelley Corporation
8.88%, 10/15/17	45,000	15,525
Service Corporation International
7.63%, 10/01/18	90,000	81,000
7.50%, 04/01/27Δ	200,000	154,000
Simon Property Group LP REIT
6.13%, 05/30/18Δ	1,000,000	887,353
SLM Corporation
5.45%, 04/25/11Δ	350,000	245,133
5.00%, 10/01/13	350,000	217,216
Sonat, Inc.
7.63%, 07/15/11Δ	460,000	467,836
Southern Natural Gas Co.
8.00%, 03/01/32	400,000	374,225
Sovereign Bank
4.38%, 08/01/13†	525,000	384,699
Sprint Capital Corporation
7.63%, 01/30/11	250,000	227,616
8.38%, 03/15/12	340,000	306,220
6.90%, 05/01/19	30,000	23,290
6.88%, 11/15/28	50,000	33,574
8.75%, 03/15/32	170,000	132,879
Steel Dynamics, Inc.
7.38%, 11/01/12	65,000	59,800
6.75%, 04/01/15Δ	225,000	194,625
Suburban Propane Partners LP
6.88%, 12/15/13	195,000	173,550
Sungard Data Systems, Inc.
9.13%, 08/15/13Δ	120,000	108,600
SunTrust Preferred Capital I
5.85%, 12/31/49†	2,120,000	1,166,734
Target Corporation
7.00%, 01/15/38	4,400,000	4,152,311
Tenet Healthcare Corporation
9.88%, 07/01/14Δ	7,000	6,860
9.25%, 02/01/15Δ	1,382,000	1,312,900
Tennessee Gas Pipeline Co.
7.00%, 10/15/28Δ	175,000	150,842
7.63%, 04/01/37	50,000	44,627
TEPPCO Partners LP
6.65%, 04/15/18	650,000	645,232
Terex Corporation
7.38%, 01/15/14	90,000	82,350
Time Warner Cable, Inc.
5.40%, 07/02/12	1,100,000	1,047,207
6.55%, 05/01/37	325,000	263,958
Time Warner, Inc.
3.03%, 11/13/09†	7,600,000	7,298,683
6.88%, 05/01/12	110,000	109,150
7.70%, 05/01/32	600,000	525,558
Time Warner Entertainment Co. LP
8.38%, 07/15/33	590,000	562,301
Travelers Cos., Inc.
6.25%, 03/15/37†	400,000	308,122
Unilever Capital Corporation
7.13%, 11/01/10Δ	285,000	304,226
Union Pacific Corporation
6.65%, 01/15/11Δ	260,000	268,025
United Air Lines, Inc.
9.21%, 01/21/17#@	81,379	460
9.56%, 10/19/18#@	182,702	82,672
United Parcel Service, Inc.
4.50%, 01/15/13Δ	1,480,000	1,497,445

34	See Notes to Schedules of Investments.

	Par	Value
UnitedHealth Group, Inc.
4.88%, 02/15/13	$370,000	$353,985
4.88%, 04/01/13	410,000	391,828
Valero Energy Corporation
6.63%, 06/15/37Δ	575,000	497,638
Ventas Realty LP
8.75%, 05/01/09	70,000	70,350
9.00%, 05/01/12	40,000	41,900
6.50%, 06/01/16	70,000	66,500
Verizon Communications, Inc.
5.55%, 02/15/16Δ	2,100,000	1,938,216
6.10%, 04/15/18	640,000	592,019
5.85%, 09/15/35	600,000	470,544
6.40%, 02/15/38Δ	675,000	565,029
Verizon Global Funding Corporation
7.38%, 09/01/12	290,000	299,613
4.38%, 06/01/13	140,000	129,244
Visteon Corporation
8.25%, 08/01/10Δ	28,000	23,380
12.25%, 12/31/16 144AΔ	70,000	42,350
Wachovia Bank NA
3.25%, 03/23/09†	750,000	705,722
Wachovia Capital Trust III
5.80%, 08/29/49†	580,000	243,710
Wachovia Corporation
5.25%, 08/01/14	1,850,000	1,135,669
5.63%, 10/15/16	520,000	324,412
5.75%, 02/01/18	600,000	450,863
7.98%, 02/28/49†Δ	7,600,000	3,180,524
Waste Management, Inc.
7.75%, 05/15/32	980,000	966,823
WEA Finance LLC
7.13%, 04/15/18 144A	500,000	450,248
WellPoint, Inc.
5.88%, 06/15/17	720,000	667,572
Wells Fargo & Co.
4.38%, 01/31/13Δ	600,000	552,064
Wells Fargo Capital X
5.95%, 12/15/36	200,000	165,372
Wells Fargo Capital XIII
7.70%, 12/29/49†	350,000	305,480
Wells Fargo Capital XV
9.75%, 12/29/49†Δ	1,490,000	1,446,690
Westlake Chemical Corporation
6.63%, 01/15/16Δ	85,000	72,675
Weyerhaeuser Co.
6.75%, 03/15/12	735,000	726,977
Williams Cos., Inc.
7.50%, 01/15/31	20,000	18,246
7.75%, 06/15/31	200,000	187,393
8.75%, 03/15/32	983,000	1,010,466
Windstream Corporation
8.63%, 08/01/16Δ	630,000	584,325
Xerox Corporation
7.13%, 06/15/10	250,000	255,832
6.75%, 02/01/17	70,000	66,162
XTO Energy, Inc.
7.50%, 04/15/12	43,000	45,067
5.50%, 06/15/18Δ	1,120,000	991,803
6.50%, 12/15/18Δ	900,000	836,319
6.75%, 08/01/37	30,000	26,698
ZFS Finance USA Trust I
6.15%, 12/15/49 144A†	525,000	381,444

Total Corporate Bonds (Cost $305,771,606)		255,027,710

FOREIGN BONDS — 7.9%
Argentina — 0.0%
Republic of Argentina
3.09%, 08/03/12†	1,120,000	443,632

Australia — 0.3%
National Australia Bank, Ltd.
3.25%, 02/08/10 144A†	2,100,000	2,098,337
QBE Insurance Group, Ltd.
5.65%, 07/01/23 144A†@	525,000	523,782

		2,622,119

Bermuda — 0.2%
Arch Capital Group, Ltd.
7.35%, 05/01/34	400,000	380,019
Aspen Insurance Holdings, Ltd.
6.00%, 08/15/14	325,000	297,058
Catlin Insurance Co., Ltd.
7.25%, 12/31/49 144A†@	375,000	167,602
Endurance Specialty Holdings, Ltd.
6.15%, 10/15/15	425,000	356,434
Merna Reinsurance, Ltd.
4.55%, 07/07/10 144A†	950,000	908,390

		2,109,503

Canada — 0.6%
Anadarko Finance Co.
7.50%, 05/01/31	460,000	422,904
Bombardier, Inc.
7.25%, 11/15/16 144A(E)@	250,000	317,634
Canadian Government Inflationary Index
4.00%, 12/01/31(C)	230,000	357,870
Canadian Natural Resources, Ltd.
5.70%, 05/15/17	225,000	197,014
5.85%, 02/01/35	50,000	36,460
6.50%, 02/15/37	450,000	361,539
6.25%, 03/15/38	150,000	116,016
Conoco Funding Co.
7.25%, 10/15/31	315,000	335,372
EnCana Corporation
6.50%, 02/01/38	725,000	586,605
General Motors Nova Scotia Finance Co.
6.85%, 10/15/08Δ	1,670,000	1,657,475
Hydro Quebec
6.30%, 05/11/11	305,000	327,975
Nexen, Inc.
5.88%, 03/10/35Δ	800,000	600,702
OPTI Canada, Inc.
8.25%, 12/15/14Δ	125,000	112,500
Rogers Cable, Inc.
6.75%, 03/15/15Δ	10,000	9,821
Rogers Communications, Inc.
6.80%, 08/15/18	300,000	284,307
Rogers Wireless, Inc.
6.38%, 03/01/14	340,000	325,534

See Notes to Schedules of Investments.	35

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Sun Media Corporation
7.63%, 02/15/13	$90,000	$83,250

		6,132,978

Cayman Islands — 0.6%
MUFG Capital Finance 1, Ltd.
6.35%, 07/25/25†	450,000	344,542
Petrobras International Finance Co.
6.13%, 10/06/16	870,000	824,325
Petroleum Export, Ltd.
4.62%, 06/15/10 144A	350,000	347,233
4.63%, 06/15/10 144A	466,667	463,017
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 07/30/49 144A†	690,000	512,864
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A†Δ	1,130,000	474,347
Systems 2001 Asset Trust LLC
6.66%, 09/15/13 144A	695,268	680,769
Transocean, Inc.
7.50%, 04/15/31	325,000	325,865
6.80%, 03/15/38Δ	450,000	414,119
Vale Overseas, Ltd.
8.25%, 01/17/34	40,000	41,994
6.88%, 11/21/36	1,491,000	1,334,604
Willow Re, Ltd.
7.92%, 06/16/10 144A†	300,000	298,959

		6,062,638

Chile — 0.0%
Codelco, Inc.
4.75%, 10/15/14 144A	210,000	199,827

France — 0.2%
AXA SA
6.46%, 12/14/18 144A†	150,000	85,801
Compagnie Generale de Geophysique - Veritas
7.50%, 05/15/15(E)	200,000	192,000
7.75%, 05/15/17Δ	155,000	148,025
French Government Bond
5.75%, 10/25/32(E)	500,000	799,702
Legrand SA
8.50%, 02/15/25	250,000	251,429

		1,476,957

Germany — 0.9%
Deutsche Bank AG
6.00%, 09/01/17Δ	3,100,000	2,933,716
Deutsche Bundesrepublik
3.75%, 01/04/15(E)	1,450,000	2,026,040
6.25%, 01/04/30(E)	500,000	848,918
4.25%, 07/04/39(E)	2,800,000	3,719,436

		9,528,110

Hungary — 0.1%
Hungary Government Bond
6.00%, 11/24/23(H)Δ	142,590,000	693,584

Iceland — 0.6%
Glitnir Banki HF
6.33%, 07/28/11 144A	600,000	474,912
6.38%, 09/25/12 144A	580,000	439,791
6.69%, 06/15/16 144A†	1,000,000	529,660
7.45%, 09/14/16 144A†	100,000	51,507
Kaupthing Bank HF
5.75%, 10/04/11 144A	250,000	198,848
7.63%, 02/28/15 144A@	2,490,000	2,330,640
7.13%, 05/19/16 144AΔ	350,000	213,380
Landsbanki Islands HF
6.10%, 08/25/11 144A	1,500,000	1,272,165

		5,510,903

India — 0.1%
ICICI Bank, Ltd.
6.38%, 04/30/22 144A†	618,000	427,192
6.38%, 04/30/22†Δ	430,000	327,155

		754,347

Ireland — 0.2%
DEPFA ACS Bank
5.13%, 03/16/37 144A	800,000	761,160
Vimpel Communications
8.38%, 04/30/13 144A	850,000	676,405
VTB 24 Capital PLC
3.50%, 12/07/09†	370,000	334,388

		1,771,953

Italy — 0.1%
Telecom Italia Capital SA
6.20%, 07/18/11Δ	150,000	150,138
5.25%, 11/15/13	165,000	146,545
4.95%, 09/30/14	835,000	705,007
5.25%, 10/01/15Δ	130,000	108,363

		1,110,053

Japan — 0.1%
Aiful Corporation
5.00%, 08/10/10 144A	600,000	466,266
Resona Bank, Ltd.
4.13%, 06/27/38 144A(E)†@	500,000	559,961
5.85%, 07/15/49 144A†@	475,000	349,846

		1,376,073

Jersey — 0.2%
HBOS Capital Funding LP
6.07%, 12/31/49 144A†	600,000	388,373
HSBC Capital Funding LP
4.61%, 12/29/49 144A†Δ	960,000	821,553
Swiss Re Capital I LP
6.85%, 05/29/49 144A†	650,000	553,207

		1,763,133

Luxembourg — 1.4%
ArcelorMittal
6.13%, 06/01/18 144A	800,000	710,130
Enel Finance International SA
5.70%, 01/15/13 144A@Δ	700,000	707,847
Evraz Group SA
8.88%, 04/24/13 144A	680,000	520,200
FMC Finance III SA
6.88%, 07/15/17	250,000	241,875
Gaz Capital for Gazprom
6.21%, 11/22/16 144A	840,000	666,339
6.51%, 03/07/22 144A	640,000	462,400
GazInvest Luxemburg SA for Gazprombank
7.25%, 10/30/08	700,000	696,535

36	See Notes to Schedules of Investments.

	Par	Value
Hellas Telecommunications SA
8.46%, 10/15/12(E)†	$375,000	$434,560
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%, 05/15/17 144A	1,240,000	888,336
TNK-BP Finance SA
7.50%, 07/18/16 144A	780,000	547,950
6.63%, 03/20/17 144A	260,000	169,650
7.88%, 03/13/18 144A	340,000	239,700
Tyco Electronics Group SA
6.00%, 10/01/12Δ	250,000	246,600
Tyco International Group SA
6.13%, 11/01/08	90,000	90,129
6.00%, 11/15/13	2,920,000	2,864,374
Unicredito Luxembourg Finance SA
2.85%, 10/24/08 144A†	4,000,000	3,996,904
VTB Capital SA
6.61%, 10/31/12 144A	200,000	161,000
6.88%, 05/29/18	350,000	260,246

		13,904,775

Marshall Islands — 0.0%
Teekay Shipping Corporation
8.88%, 07/15/11	176,000	178,640

Mexico — 0.3%
America Movil Sab de CV
5.50%, 03/01/14	300,000	282,842
5.63%, 11/15/17	460,000	433,249
United Mexican States
6.75%, 09/27/34Δ	2,001,000	2,016,008

		2,732,099

Netherlands — 0.4%
Deutsche Telekom International Finance BV
5.75%, 03/23/16Δ	510,000	455,603
8.25%, 06/15/30	600,000	581,616
HSBK Europe BV
9.25%, 10/16/13 144A	710,000	543,150
Intergas Finance BV
6.38%, 05/14/17 144A	980,000	708,050
Koninklijke KPN NV
8.00%, 10/01/10	780,000	817,721
NXP BV
7.88%, 10/15/14Δ	30,000	20,250
9.50%, 10/15/15Δ	95,000	49,163
TuranAlem Finance BV
8.25%, 01/22/37 144A	1,440,000	810,000
8.25%, 01/22/37Δ	650,000	373,490

		4,359,043

Russia — 0.1%
Russian Federation
8.25%, 03/31/10Δ	1,288,978	1,335,033

South Korea — 0.0%
Export-Import Bank of Korea
5.25%, 02/10/14 144A	235,000	207,735

Spain — 0.1%
Santander Perpetual SA Unipersonal
6.67%, 10/24/17 144A†Δ	100,000	93,368
Telefonica Emisiones SAU
6.42%, 06/20/16	900,000	846,270

		939,638

Switzerland — 1.1%
Credit Suisse Group
5.00%, 05/15/13	6,500,000	6,029,549
UBS AG
3.98%, 06/19/10†	4,000,000	3,992,992
5.88%, 12/20/17	1,400,000	1,245,222

		11,267,763

United Kingdom — 0.3%
British Telecommunications PLC
8.88%, 12/15/30	600,000	599,966
HSBC Holdings PLC
6.80%, 06/01/38	425,000	360,912
Inmarsat Finance PLC
17.53%, 11/15/12 STEPΩ	375,000	371,250
Royal Bank of Scotland Group PLC
9.12%, 03/31/10	550,000	533,500
7.64%, 03/31/45†	300,000	223,834
6.99%, 10/29/45 144A†Δ	770,000	574,717

		2,664,179

Venezuela — 0.0%
Venezuela Government International Bond
6.00%, 12/09/20	310,000	185,225

Total Foreign Bonds (Cost $88,833,340)		79,329,940

LOAN AGREEMENTS — 0.9%
Chrysler Finance Co. Bridge Loan
6.78%, 08/03/14	8,613,000	5,971,677
Ford Motor Co. Tranche B
5.49%, 11/29/13†	53,364	36,621
Georgia Pacific Corporation
4.40%, 12/20/12	231,521	207,428
4.45%, 12/20/12	280,952	251,716
4.57%, 12/20/12†	3,238,095	2,901,133

Total Loan Agreements (Cost $ 12,044,150)		9,368,575

MORTGAGE-BACKED SECURITIES — 74.2%
ABN AMRO Mortgage Corporation
9.29%, 06/25/33 IOΩ@	513,717	48,722
Adjustable Rate Mortgage Trust
5.00%, 04/25/35 STRIP†	273,653	233,998
American Home Mortgage Assets
4.00%, 11/25/46†	1,711,459	861,589
3.99%, 02/25/47†	2,563,148	1,289,205
Bank of America Commercial Mortgage, Inc.
5.12%, 10/10/45†	3,000,000	2,704,537
Bank of America Funding Corporation
2.55%, 07/20/36†	2,248,470	2,059,861
Bank of America Mortgage Securities, Inc.
4.52%, 07/25/34†	571,820	537,564

See Notes to Schedules of Investments.	37

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Bear Stearns Adjustable Rate Mortgage Trust
5.60%, 02/25/33†	$281,300	$262,419
4.45%, 04/25/34†	391,803	358,883
5.32%, 05/25/34†	1,321,772	1,108,826
3.65%, 06/25/34†	1,300,000	1,283,977
4.13%, 03/25/35†	2,426,779	2,254,150
5.08%, 06/25/35†	1,044,137	854,333
Bear Stearns Alt-A Trust
3.11%, 02/25/34 STEP	139,465	99,078
5.37%, 05/25/35†	735,802	624,670
5.50%, 09/25/35†	1,073,451	864,119
Bear Stearns Alt-A Trust II
6.25%, 09/25/47†	2,635,628	1,718,808
Bear Stearns Structured Products, Inc.
4.64%, 09/25/37†	1,846,429	1,490,642
3.81%, 09/27/37 144A†	4,666,683	4,655,296
Chase Mortgage Finance Corporation
4.42%, 02/01/37†	1,269,588	1,144,410
4.51%, 02/01/37†	603,651	541,145
Citigroup Commercial Mortgage Trust
2.56%, 11/15/36 144A†	13,149	12,415
Citigroup Mortgage Loan Trust, Inc.
4.90%, 12/25/35†	2,615,412	2,284,639
Commerical Mortgage Asset Trust
7.55%, 01/17/10†	286,772	289,122
Countrywide Alternative Loan Trust
5.50%, 10/25/33	193,137	153,967
3.56%, 09/25/35†	2,432,380	1,537,062
4.79%, 09/25/35†	342,589	217,847
3.54%, 10/25/35†	1,568,323	992,785
2.79%, 11/20/35†	1,871,736	1,192,352
2.80%, 11/20/35†	553,715	353,209
3.49%, 11/20/35†	805,946	514,612
3.54%, 11/20/35†	2,325,603	1,483,478
2.76%, 12/25/35†	1,653,998	1,042,095
3.48%, 12/25/35†	877,288	551,122
2.73%, 02/25/36†	1,780,185	1,108,074
6.00%, 08/25/37	1,679,954	1,082,847
4.67%, 04/25/43†	2,881,705	1,520,085
3.40%, 09/25/46†	1,800,190	993,879
Countrywide Home Loan Mortgage Pass-Through Trust
4.54%, 02/19/34†	2,206,942	2,093,332
4.54%, 11/20/34†	368,652	288,241
4.90%, 08/20/35†	1,520,610	1,180,190
2.70%, 03/25/36†	612,044	372,840
Credit Suisse Mortgage Capital Certificates
5.85%, 03/15/39 STRIP†	800,000	720,674
5.38%, 02/15/40	4,180,000	3,501,077
CS First Boston Mortgage Securities Corporation
0.70%, 04/25/33 IOΩ@	20,060	284
4.87%, 05/25/33 IOΩ@	7,354	37
5.50%, 06/25/33 IOΩ@	22,333	536
7.82%, 07/25/33 IOΩ†@	355,360	—
8.60%, 07/25/33 IOΩ@	702,021	73,253
6.18%, 08/25/33 IOΩ†@	379,996	—
6.53%, 06/15/34	1,500,000	1,505,517
Federal Home Loan Mortgage Corporation
7.00%, 11/01/14	38,564	40,685
7.00%, 04/01/15	48,955	51,647
7.00%, 12/01/15	35,926	37,825
8.50%, 06/01/16	13,787	15,030
4.50%, 05/01/18	168,596	165,906
4.50%, 06/01/18	39,161	38,536
8.50%, 06/01/18	7,705	8,400
4.50%, 09/01/18	153,565	151,115
4.50%, 10/01/18	117,419	115,612
4.50%, 11/01/18	121,259	119,452
4.50%, 12/01/18	373,613	367,651
5.00%, 12/01/18	692,036	693,931
4.50%, 01/01/19	43,850	43,150
4.50%, 03/01/19	88,636	87,273
4.50%, 06/01/19	1,615,930	1,590,147
5.00%, 06/01/20	578,395	577,480
5.00%, 07/01/20	598,488	595,672
2.57%, 04/15/22 POΩ@	35,188	30,717
8.00%, 08/01/24	5,729	6,226
7.50%, 11/01/29	17,801	19,316
6.50%, 12/01/29	386,179	400,036
7.50%, 12/01/29	29,515	32,028
7.50%, 02/01/31	33,720	36,510
6.68%, 07/01/31†	55,004	55,632
7.11%, 08/01/31†	3,868	3,919
7.50%, 11/01/31	10,455	11,312
5.35%, 04/01/32†	8,716	8,847
4.28%, 03/01/34†	13,313	13,453
5.00%, 12/01/34	135,442	132,230
5.50%, 05/01/35	2,308,227	2,299,243
(1.58)%, 08/15/35Ω†@	133,159	130,469
5.00%, 11/01/35	1,874,448	1,828,829
5.50%, 11/01/35	722,083	719,272
5.00%, 12/01/35	452,026	441,025
6.00%, 02/01/36	1,716,929	1,739,675
5.00%, 03/01/36	1,396,088	1,362,111
5.00%, 04/01/36	1,184,044	1,155,228
5.00%, 06/01/36	2,003,832	1,955,458
6.05%, 01/01/37†	2,309,439	2,365,561
5.50%, 03/01/37	928,962	924,765
5.68%, 04/01/37†	3,899,614	3,970,575
(1.89)%, 04/15/37Ω†@	70,422	72,609
(0.71)%, 06/15/37Ω†@	179,935	181,461
5.50%, 07/01/37	653,583	650,631
5.66%, 09/01/37†	4,719,280	4,805,544
7.00%, 11/01/37	776,952	813,682
5.50%, 02/01/38	7,622,303	7,587,873
5.50%, 04/01/38	300,000	298,645
5.50%, 06/01/38	1,999,999	1,990,965
5.50%, 07/01/38	999,999	995,482
5.00%, 08/01/38	6,273,750	6,121,065
5.50%, 10/01/38 TBA	5,000,000	4,973,440
5.00%, 10/11/38 TBA	200,000	194,812
Federal Housing Administration
7.43%, 10/01/18	195,464	189,643
Federal National Mortgage Association
4.00%, 06/01/13	66,498	65,766
4.00%, 07/01/13	90,555	89,893
4.00%, 08/01/13	126,115	124,690

38	See Notes to Schedules of Investments.

	Par	Value
4.00%, 09/01/13	$241,040	$238,242
4.00%, 10/01/13	504,949	498,921
8.00%, 06/01/15	32,341	34,301
8.00%, 06/15/15	11,878	12,598
8.00%, 07/01/15	24,801	26,303
8.00%, 09/01/15	49,756	52,004
5.00%, 12/25/15	81,362	81,561
7.50%, 04/01/16	16,205	17,252
6.00%, 05/01/16	154,930	158,587
6.00%, 07/01/16	19,292	19,748
5.00%, 11/01/17	193,216	194,093
5.00%, 12/01/17	995,913	999,302
5.00%, 01/01/18	2,504,282	2,515,009
5.00%, 02/01/18	499,851	501,850
5.50%, 02/01/18	171,458	172,987
5.00%, 04/01/18	826,821	829,542
5.00%, 05/01/18	1,149,101	1,153,404
4.50%, 06/01/18	4,145,058	4,084,101
5.00%, 06/01/18	131,158	131,589
4.00%, 09/01/18	3,618,768	3,512,400
4.50%, 09/01/18	114,892	113,202
4.50%, 10/01/18	235,227	231,767
4.50%, 10/20/18 TBA	1,000,000	974,375
4.50%, 11/01/18	51,654	50,895
5.00%, 11/01/18	235,832	236,902
4.50%, 12/01/18	3,196,781	3,149,770
4.50%, 01/01/19	63,329	62,398
5.00%, 02/01/19	160,934	160,961
4.50%, 03/01/19	87,399	86,113
5.00%, 03/01/19	1,191,619	1,191,817
5.00%, 04/01/19	1,618,092	1,620,582
4.00%, 05/01/19	9,726,733	9,387,326
4.50%, 05/01/19	339,301	333,251
4.50%, 06/01/19	169,306	166,287
4.50%, 07/01/19	54,961	53,981
4.50%, 08/01/19	167,695	164,705
5.00%, 08/01/19	584,073	584,169
6.00%, 09/01/19	818,116	837,426
5.00%, 10/01/19	256,372	256,414
5.00%, 11/01/19	1,067,786	1,067,962
4.50%, 04/01/20	541,383	533,422
4.50%, 08/01/20	343,067	335,878
4.50%, 09/01/20	278,033	272,207
4.50%, 11/17/20 TBA	2,000,000	1,945,624
6.00%, 12/01/20	1,544,724	1,581,184
4.50%, 03/01/21	349,704	341,173
4.50%, 08/01/21	31,926	31,148
11.29%, 08/25/21 IOΩ@	215	5,193
12.57%, 10/25/21 IOΩ@	390	8,849
20.43%, 01/25/22†	66,284	69,820
3.53%, 03/25/22†	6,834	6,827
4.50%, 04/01/22	295,548	288,275
9.50%, 05/01/22	5,426	6,030
4.50%, 06/01/22	1,428,738	1,393,582
5.22%, 07/01/22†	27,425	27,507
6.00%, 01/01/23	149,742	152,933
5.00%, 07/01/23	995,959	989,899
5.00%, 10/01/23 TBA	7,500,000	7,446,090
5.50%, 10/01/23 TBA	10,800,000	10,884,370
6.00%, 10/01/23 TBA	550,000	560,141
9.50%, 07/01/24	9,533	10,555
5.47%, 07/01/27†	27,851	27,750
5.65%, 08/01/27†	83,868	84,951
4.53%, 11/01/27†	75,175	74,903
7.39%, 02/01/30†	173,719	176,201
3.81%, 05/25/30†	1,935,033	1,903,775
5.34%, 06/01/30†	31,538	32,201
8.00%, 10/01/30	59,693	64,667
3.20%, 10/18/30†	62,174	61,576
7.15%, 12/01/30†	8,035	8,158
4.53%, 01/01/31†	9,148	9,134
5.07%, 05/01/31†	18,787	19,147
7.50%, 05/01/31	16,024	17,310
5.00%, 06/01/31†	7,480	7,618
6.00%, 01/01/32	101,963	103,840
6.00%, 03/01/32	294,625	300,113
6.50%, 03/01/32	285,387	296,523
6.00%, 04/01/32	660,273	672,322
4.53%, 06/01/32†	10,302	10,295
5.22%, 08/01/32†	38,992	38,975
5.59%, 02/01/33†	4,304	4,378
5.22%, 05/01/33†	90,642	90,659
0.00%, 07/25/33 IOΩ†@	412,218	12,498
0.00%, 04/25/34 IOΩ†@	604,727	14,019
0.00%, 06/25/34 IOΩ†@	892,496	25,946
5.00%, 08/01/34	320,703	313,199
6.00%, 10/01/34	112,208	114,010
6.50%, 10/01/34 TBA	3,000,000	3,075,936
4.50%, 12/01/34	368,624	349,697
4.57%, 12/01/34†	677,519	684,872
6.00%, 01/01/35	2,444,488	2,483,748
4.50%, 02/01/35	406,244	385,386
4.50%, 03/01/35	1,273,200	1,206,236
5.00%, 03/01/35	275,078	268,641
4.50%, 04/01/35	898,691	851,425
4.50%, 05/01/35	755,007	715,298
6.00%, 05/01/35	3,099,536	3,143,990
0.11%, 05/25/35Ω†@	80,765	81,651
5.00%, 06/01/35	3,006,991	2,936,629
4.50%, 07/01/35	442,619	419,339
6.00%, 07/01/35	940,498	953,987
5.00%, 08/01/35	223,034	217,676
4.50%, 09/01/35	116,715	110,576
5.00%, 09/01/35	8,478,142	8,293,004
5.50%, 09/01/35	684,833	683,880
4.50%, 10/01/35	300,424	284,623
6.00%, 10/01/35	267,129	270,960
6.00%, 10/13/35 TBA	6,000,000	6,076,872
4.53%, 11/01/35†	33,770	33,790
4.79%, 11/01/35†	1,005,639	1,034,314
4.80%, 11/01/35†	481,040	494,780
4.82%, 11/01/35†	468,509	481,891
5.04%, 11/01/35†	472,940	486,437
6.00%, 11/01/35	1,373,855	1,393,558
5.00%, 12/01/35	6,385,236	6,235,824
5.50%, 04/01/36	708,662	699,296
6.50%, 04/01/36	874,914	898,125
4.44%, 05/01/36†	446,375	446,835
5.00%, 09/01/36	869,428	848,540
6.50%, 09/01/36	1,859,777	1,909,116
(0.84)%, 09/25/36Ω†@	75,642	67,756
6.50%, 10/01/36	912,393	936,598
5.00%, 11/01/36	903,262	880,997
5.50%, 11/01/36	2,055,562	2,051,737
6.50%, 11/01/36	3,436,074	3,527,513
5.00%, 02/01/37	24,581	23,970
5.51%, 02/01/37†	4,158,549	4,158,889
5.00%, 03/01/37	753,520	734,786

See Notes to Schedules of Investments.	39

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
5.50%, 03/01/37	$92,565	$92,436
6.50%, 03/01/37	1,808,508	1,856,441
6.00%, 04/01/37	441,066	447,229
6.50%, 04/01/37	746,274	766,030
7.00%, 04/01/37	8,336,829	8,707,555
5.50%, 05/01/37	1,941,521	1,937,799
6.50%, 05/01/37	798,034	819,161
5.61%, 06/01/37†	3,558,703	3,623,816
5.00%, 07/01/37	24,899	24,279
6.00%, 07/01/37	14,592,201	14,796,099
6.50%, 08/01/37	1,080,288	1,108,886
6.50%, 09/01/37	1,300,393	1,334,826
5.50%, 10/01/37 TBA	2,100,000	2,094,095
6.50%, 10/01/37	1,692,511	1,737,363
7.00%, 10/01/37	18,094	18,926
7.00%, 11/01/37	2,832,151	2,962,445
7.50%, 11/01/37	2,425,928	2,567,291
4.53%, 12/01/37†	157,969	158,087
5.50%, 12/01/37	79,726	79,573
6.50%, 12/01/37	795,892	816,961
7.50%, 12/01/37	849,366	898,860
4.53%, 01/01/38†	73,256	73,312
5.50%, 01/01/38	998,631	996,717
6.00%, 01/01/38	558,934	566,744
5.00%, 02/01/38	5,999,998	5,850,225
5.50%, 02/01/38	1,944,032	1,940,111
6.00%, 02/01/38	999,901	1,013,872
4.50%, 03/01/38	61,338	58,035
5.50%, 03/01/38	3,633,989	3,626,659
4.50%, 04/01/38	1,738,662	1,645,044
5.00%, 04/01/38‡‡	2,388,499	2,328,877
5.50%, 04/01/38	2,022,273	2,018,194
5.00%, 05/01/38	442,252	431,257
5.50%, 05/01/38	993,737	991,732
6.00%, 05/01/38	3,847,878	3,901,645
5.00%, 06/01/38	10,722,335	10,454,683
6.50%, 06/01/38	82,436	84,618
5.00%, 07/01/38	12,158,773	11,855,264
5.50%, 07/01/38	2,996,483	2,990,439
5.00%, 08/01/38	1,869,065	1,822,409
6.00%, 08/01/38	220,211	223,266
5.00%, 09/01/38	1,866,233	1,819,648
6.00%, 09/01/38	3,779,783	3,830,351
6.50%, 09/01/38	257,514	264,305
5.00%, 10/01/38 TBA	125,650,000	122,430,219
4.50%, 10/14/38 TBA	2,000,000	1,891,250
6.00%, 10/14/38 TBA	500,000	506,406
6.50%, 10/14/38 TBA	11,200,000	11,483,494
5.00%, 11/13/38 TBA	56,000,000	54,477,472
4.26%, 06/01/40†	126,000	125,263
4.26%, 10/01/40†	368,485	366,354
5.47%, 11/01/40†	52,837	52,879
FFCA Secured Lending Corporation
57.83%, 07/18/20 IO 144AΩ†@	1,305,158	50,470
FHLMC Structured Pass-Through Securities
4.48%, 07/25/44†	2,140,257	1,947,659
First Horizon Alternative Mortgage Securities
4.74%, 06/25/34†	889,894	739,054
First Horizon Asset Securities, Inc.
4.75%, 12/25/34†	164,650	145,229
First Union National Bank Commercial Mortgage Trust
7.20%, 10/01/32	1,443,325	1,465,403
General Electric Capital Commercial Mortgage Corporation
5.51%, 11/10/45 STRIP†	1,230,000	1,128,184
GMAC Commercial Mortgage Securities, Inc.
6.28%, 11/15/39	2,000,000	1,992,099
GMAC Mortgage Corporation Loan Trust
4.39%, 06/25/34†	732,170	674,825
Government National Mortgage Association
7.00%, 10/15/25	65,111	68,826
7.00%, 01/15/26	23,147	24,448
7.00%, 07/15/27	175,265	184,988
7.00%, 12/15/27	1,551	1,637
7.00%, 01/15/28	32,111	33,857
7.00%, 03/15/28	209,877	221,534
7.00%, 07/15/28	24,033	25,340
7.50%, 07/15/28	15,271	16,476
6.50%, 08/15/28	22,209	22,889
7.00%, 08/15/28	39,622	41,777
7.50%, 08/15/28	15,783	17,029
6.50%, 09/15/28	143,468	147,856
6.00%, 10/15/28	16,703	17,038
7.00%, 10/15/28	77,598	81,817
6.00%, 12/15/28	2,580	2,632
6.00%, 01/15/29	554	565
7.50%, 03/15/29	56,637	61,144
7.50%, 11/15/29	24,838	26,785
5.13%, 11/20/29†	93,604	94,709
8.50%, 08/15/30	4,997	5,496
8.50%, 11/20/30	28,902	31,675
6.00%, 04/15/31	4,490	4,575
6.50%, 08/15/31	198,078	203,084
7.50%, 08/15/31	68,436	73,719
6.50%, 10/15/31	355,171	364,364
6.00%, 11/15/31	964,328	980,039
6.50%, 11/15/31	378,863	388,437
6.00%, 12/15/31	249,268	253,329
6.00%, 01/15/32	409,152	416,713
6.00%, 02/15/32	530,489	539,140
6.50%, 02/15/32	564,334	580,051
26.09%, 02/16/32†	196,499	260,685
6.00%, 04/15/32	450,451	458,775
6.50%, 04/15/32	333,707	342,140
7.50%, 04/15/32	95,005	102,214
6.50%, 06/15/32	1,107,860	1,138,416
6.50%, 07/15/32	142,153	145,745
6.50%, 08/15/32	454,384	465,866
6.50%, 09/15/32	541,388	555,070
6.00%, 10/15/32	584,061	593,577
6.00%, 11/15/32	518,879	527,623
6.00%, 12/15/32	236,537	240,397
6.50%, 12/15/32	41,995	43,056
6.00%, 01/15/33	262,298	266,571
6.00%, 02/15/33	187,828	190,888
6.50%, 03/15/33	83,177	85,279
5.00%, 04/15/33	256,199	251,908
6.50%, 04/15/33	1,337,255	1,371,049
5.00%, 05/15/33	2,062,250	2,029,361

40	See Notes to Schedules of Investments.

	Par	Value
6.00%, 05/15/33	$1,277,250	$1,298,059
5.00%, 06/15/33	266,177	261,719
6.00%, 06/15/33	170,362	173,137
5.00%, 07/15/33	636,482	625,821
5.00%, 08/15/33	1,259,850	1,237,641
5.00%, 09/15/33	903,034	886,779
5.00%, 10/15/33	493,297	484,610
6.00%, 10/15/33	883,753	898,152
6.50%, 10/15/33	265,968	272,689
5.00%, 11/15/33	61,094	60,126
6.00%, 12/15/33	929,771	944,918
5.00%, 01/15/34	402,245	395,319
5.00%, 03/15/34	509,859	501,080
5.00%, 04/15/34	203,028	199,532
5.00%, 05/15/34	120,138	118,069
5.00%, 06/15/34	755,806	742,792
6.00%, 06/15/34	97,810	99,525
5.00%, 08/15/34	523,409	514,397
5.00%, 11/15/34	1,166,010	1,145,933
5.00%, 12/15/34	1,009,571	992,188
5.00%, 01/15/35	726,046	713,318
5.00%, 04/15/35	4,099,079	4,027,217
5.00%, 05/15/35	61,534	60,456
5.00%, 06/15/35	119,928	117,826
5.00%, 07/15/35	320,343	314,727
5.00%, 08/15/35	339,717	333,761
5.00%, 09/15/35	1,590,694	1,562,807
5.00%, 10/15/35	1,111,144	1,091,664
5.00%, 11/15/35	6,167,024	6,058,909
5.00%, 12/15/35	25,483	25,036
6.00%, 02/15/36	14,752	14,997
5.00%, 03/15/36	753,391	740,193
5.00%, 05/15/36	55,055	54,073
5.00%, 06/15/36	29,391	28,867
6.00%, 06/15/36	866,518	880,895
6.00%, 07/15/36	102,757	104,462
6.00%, 08/15/36	1,001,023	1,016,989
6.00%, 10/15/36	256,150	260,168
5.50%, 10/22/38 TBA	1,400,000	1,401,313
6.00%, 10/22/38 TBA	10,100,000	10,248,349
6.50%, 10/22/38 TBA	28,000,000	28,656,264
6.00%, 11/20/38 TBA	26,000,000	26,325,000
Greenpoint Mortgage Funding Trust
3.39%, 01/25/37†	1,641,865	992,472
3.29%, 03/25/37†	3,940,711	2,367,586
GS Mortgage Securities Corporation II
4.68%, 07/10/39	1,300,000	1,211,963
GSMPS Mortgage Loan Trust
3.44%, 02/25/35 144A†	327,518	268,574
3.56%, 09/25/35 144A†	2,260,117	1,833,052
GSR Mortgage Loan Trust
4.54%, 09/25/35†	1,202,615	1,027,298
HarborView Mortgage Loan Trust
3.34%, 11/19/35 STEP	437,928	278,728
5.74%, 12/19/35†	706,975	477,517
2.71%, 01/19/36 STEP	262,687	168,746
3.28%, 01/19/36 STEP	1,198,274	778,039
6.00%, 08/19/36†	1,753,896	1,178,634
2.66%, 12/19/37†	1,528,259	919,897
Impac CMB Trust
3.19%, 10/25/34†	157,844	72,676
2.72%, 11/25/35 STEP	1,442,727	734,780
Impac Secured Assets CMN Owner Trust
2.71%, 05/25/35†	1,143,334	755,149
Indymac ARM Trust
5.37%, 09/28/31†	21,268	20,903
Indymac INDA Mortgage Loan Trust
6.25%, 11/01/37†	858,370	707,700
Indymac Index Mortgage Loan Trust
5.36%, 08/25/35†	476,574	356,971
5.10%, 09/25/35†	597,607	403,345
6.57%, 09/25/35†	642,588	439,230
2.68%, 04/25/46†	1,150,999	699,554
3.40%, 09/25/46†	1,866,449	1,131,610
JP Morgan Alternative Loan Trust
2.72%, 01/25/36†	931,993	571,100
JP Morgan Chase Commercial Mortgage Securities Corporation
4.90%, 09/12/37	3,400,000	3,024,467
4.92%, 10/15/42†	200,000	177,748
JP Morgan Mortgage Trust
5.02%, 02/25/35†	1,326,425	1,154,339
4.07%, 07/25/35†	810,636	735,289
4.20%, 07/25/35†	851,301	771,132
4.77%, 07/25/35†	770,769	698,023
5.06%, 07/25/35†	611,594	568,368
LB-UBS Commercial Mortgage Trust
4.66%, 07/15/30	1,000,000	927,828
4.74%, 07/15/30	830,000	738,818
17.20%, 06/15/36 IO 144AΩ†@	4,290,895	91,530
4.95%, 09/15/40	900,000	809,953
Liberty Street Funding LLC
5.50%, 09/01/37	988,684	986,789
Luminent Mortgage Trust
2.61%, 07/25/36†	655,333	395,406
3.38%, 12/25/36†	4,109,268	2,500,495
2.66%, 02/25/46†	1,171,899	719,787
MASTR Adjustable Rate Mortgages Trust
5.20%, 05/25/34†	343,056	301,288
5.65%, 11/25/35 144A†	1,409,562	1,130,737
3.94%, 12/25/46†	786,553	399,558
4.49%, 12/25/46†	2,359,658	1,181,089
3.41%, 05/25/47†	4,078,966	2,479,615
MASTR Reperforming Loan Trust
7.00%, 08/25/34 144A	909,437	901,781
Merrill Lynch-Countrywide Financial Corporation Commercial Mortgage Trust
5.49%, 03/01/45†	960,000	805,200
MLCC Mortgage Investors, Inc.
2.86%, 09/25/27 STEP	497,792	446,340
Morgan Stanley Capital I
5.16%, 10/12/42†	3,000,000	2,629,068
Prime Mortgage Trust
5.50%, 05/25/35 144A	7,366,558	6,226,077
6.00%, 05/25/35 144A	970,664	872,764
6.00%, 11/25/36 144A	3,893,152	3,279,525

See Notes to Schedules of Investments.	41

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
RBSGC Mortgage Pass Through Certificates
3.66%, 01/25/37†	$1,440,988	$1,103,030
Residential Accredit Loans, Inc.
4.29%, 01/25/46†	1,117,501	673,665
Residential Funding Mortgage Securities I
5.18%, 09/25/35†	739,813	630,114
5.20%, 09/25/35†	667,443	582,201
Sequoia Mortgage Trust
3.41%, 07/20/33†	263,428	249,406
2.74%, 10/20/34 STEP	258,851	211,679
Structured Adjustable Rate Mortgage Loan Trust
4.38%, 05/25/34†	474,065	362,175
5.25%, 09/25/34†	220,753	175,202
5.45%, 11/25/34†	893,983	748,807
3.55%, 08/25/35†	756,681	465,682
Structured Asset Mortgage Investments, Inc.
3.28%, 07/19/35†	232,580	144,654
3.52%, 12/25/35†	1,077,105	661,474
2.69%, 02/25/36†	1,132,664	666,543
4.36%, 11/25/37†	2,630,058	1,481,327
Structured Asset Securities Corporation
4.85%, 09/25/33†	1,000,000	950,459
Thornburg Mortgage Securities Trust
3.32%, 06/25/09†	3,302,444	3,269,596
3.41%, 12/25/35†	3,760,570	3,745,407
3.38%, 01/25/36†	4,170,913	4,142,124
6.22%, 09/25/37†	3,050,810	2,583,596
Wachovia Bank Commercial Mortgage Trust
5.38%, 10/15/44 STRIP†	3,000,000	2,735,561
WAMU Alternative Mortgage Pass-Through Certificates
4.13%, 11/25/46†	2,544,323	1,348,113
Washington Mutual Mortgage Pass-Through Certificates
3.75%, 12/25/27†	2,476,323	2,130,158
6.51%, 02/25/33†	26,633	25,396
4.24%, 06/25/34†	609,391	552,926
5.62%, 12/25/36†	795,060	622,496
5.71%, 02/25/37†	1,383,120	1,018,173
5.87%, 02/25/37†	895,635	754,370
4.48%, 06/25/42†	42,564	38,670
3.50%, 07/25/45†	1,518,259	1,009,303
3.53%, 07/25/45†	1,004,965	660,532
3.53%, 08/25/45†	3,316,630	2,157,472
3.50%, 10/25/45†	3,032,421	1,915,560
3.47%, 11/25/45†	1,316,205	832,430
3.48%, 12/25/45†	841,965	548,713
3.50%, 12/25/45†	1,786,544	1,252,951
3.62%, 04/25/47†	1,790,407	1,035,914
5.91%, 01/01/49 IOΩ†@	1,499,601	675
Wells Fargo Alternative Loan Trust
6.60%, 11/01/37†	2,557,970	1,721,223
Wells Fargo Mortgage-Backed Securities Trust
3.54%, 09/25/34†	2,440,000	2,415,847
5.03%, 04/25/35†	2,094,244	1,813,967
5.36%, 10/25/35†	868,338	752,364
5.11%, 03/25/36†	16,731	14,861
Zuni Mortgage Loan Trust
3.34%, 07/25/36†	1,700,081	1,638,540

Total Mortgage-Backed Securities (Cost $786,655,686)		748,932,188

MUNICIPAL BONDS — 0.3%
South Carolina Transportation Infrastructure Bank, Series A Revenue Bond (AMBAC Insured)
5.00%, 10/01/23	2,700,000	2,608,794
Virginia State Housing Development Authority, Commonwealth Mortgage, Series H Revenue Bond (MBIA Insured)
5.38%, 07/01/36	1,000,000	919,350

Total Municipal Bonds (Cost $3,635,657)		3,528,144

	Number of Contracts
PURCHASED OPTIONS — 1.0%
Call Options — 0.0%
10-Year U.S. Treasury Futures, Strike Price $138.00, Expires 11/21/08	732	11,438
15-Year U.S. Treasury Long Bond Futures, Strike Price $140.00, Expires 11/21/08	459	7,172
1-Year Eurodollar Mid-CRV Futures, Strike Price $116.00, Expires 11/21/08	10	774
3-Month LIBOR, Strike Price $124.00, Expires 11/21/08	56	3,153
5-Year U.S. Treasury Note Futures, Strike Price $125.00, Expires 11/21/08	673	5,258
Euro vs. U.S. Dollar, Strike Price $1.375, Expires 05/21/10	17,000	165,934

		193,729

Call Swaptions — 1.0%
3-Month LIBOR, Strike Price $3.15, Expires 02/02/09	5,100	258,275
3-Month LIBOR, Strike Price $3.50, Expires 02/02/09	2,380	190,775
3-Month LIBOR, Strike Price $3.70, Expires 12/15/08	12,290	1,149,368
3-Month LIBOR, Strike Price $4.18, Expires 04/20/09	39,550	2,903,876
3-Month LIBOR, Strike Price $4.25, Expires 07/06/09	6,640	1,042,222
3-Month LIBOR, Strike Price $5.05, Expires 12/18/09	970	292,391
3-Month LIBOR, Strike Price $7.00, Expires 03/18/09	6,600	4,261,717
Euro vs. Japanese Yen, Strike Price $148.40, Expires 06/03/10	10,000	55,959

		10,154,583

42	See Notes to Schedules of Investments.

	Number of Contracts	Value
Put Options — 0.0%
30-Year Federal National Mortgage Association, Strike Price $69.50, Expires 10/07/08	500	$—
30-Year Federal National Mortgage Association, Strike Price $70.00, Expires 11/06/08	710	—
30-Year Federal National Mortgage Association, Strike Price $72.00, Expires 12/04/08	2,000	—
30-Year Federal National Mortgage Association, Strike Price $74.00, Expires 11/06/08	2,250	—
30-Year Government National Mortgage Association, Strike Price $76.00, Expires 11/12/08	1,400	23
30-Year Government National Mortgage Association, Strike Price $86.00, Expires 12/11/08	1,500	39
30-Year Government National Mortgage Association, Strike Price $91.00, Expires 10/15/08	1,400	4
Euro vs. U.S. Dollar, Strike Price $1.375, Expires 05/21/10	17,000	128,984

		129,050

Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $5.05, Expires 12/18/09	90	15,579
Euro vs. Japanese Yen, Strike Price $148.40, Expires 06/03/10	10,000	119,668

		135,247

Total Purchased Options (Cost $10,929,827)		10,612,609

	Shares
PREFERRED STOCKS — 0.1%
CORTS Trust for Ford Motor Co.	9,100	62,244
Federal Home Loan Mortgage CorporationΔ	55,675	90,750
Federal National Mortgage AssociationΔ	42,050	92,218
General Motors Corporation CONV	40,650	361,378
Wachovia Corporation	1,000	385,000

Total Preferred Stocks (Cost $4,296,846)		991,590

	Par	Value
REPURCHASE AGREEMENT — 3.7%
Merrill Lynch
0.25% (dated 09/30/08, due 10/01/08, repurchase price $36,900,256, collateralized by Federal National Mortgage Association Bond, 2.750%, due 04/11/11, total market value $37,638,000)
(Cost $36,900,000)	$36,900,000	$36,900,000

	Shares
MONEY MARKET FUNDS — 14.0%
GuideStone Money Market Fund (GS4 Class)¥	11,088,707	11,088,707
Northern Institutional Liquid Assets Portfolio§	130,472,947	130,472,947

Total Money Market Funds (Cost $141,561,654)		141,561,654

	Par
U.S. TREASURY OBLIGATIONS — 7.6%
U.S. Treasury Bill
1.60%, 10/02/08Δ	$15,600,000	15,599,309

U.S. Treasury Bonds
8.13%, 08/15/19Δ	1,900,000	2,550,602
5.38%, 02/15/31Δ	6,000,000	6,819,846

		9,370,448

U.S. Treasury Inflationary Index Bonds
2.50%, 07/15/16Δ	4,580,000	5,106,470
2.38%, 01/15/25Δ	3,240,000	3,663,847
2.00%, 01/15/26Δ	3,460,000	3,501,720
2.38%, 01/15/27Δ	2,560,000	2,700,856
1.75%, 01/15/28Δ	3,700,000	3,389,865
3.63%, 04/15/28Δ	900,000	1,408,298
3.88%, 04/15/29Δ	4,468,000	7,149,867

		26,920,923

U.S. Treasury Notes
2.63%, 05/31/10Δ	150,000	151,723
3.38%, 07/31/13	8,400,000	8,555,534
3.88%, 05/15/18Δ	700,000	704,813

		9,412,070

U.S. Treasury STRIPS
5.24%, 05/15/20Ω	3,000,000	1,784,091
4.63%, 11/15/21ΩΔ	13,480,000	7,404,685
4.43%, 08/15/24Ω	8,200,000	3,951,359
4.49%, 05/15/26Ω	1,500,000	663,815
4.49%, 11/15/26Ω	3,600,000	1,554,246

		15,358,196

Total U.S. Treasury Obligations (Cost $76,970,020)		76,660,946

TOTAL INVESTMENTS — 141.9% (Cost $1,546,011,277)		1,432,490,525

See Notes to Schedules of Investments.	43

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Value
WRITTEN OPTIONS — (0.9)%
Call Options — 0.0%
90-Day Eurodollar Futures, Strike Price $97.50, Expires 03/17/09	(1)	$(500)

Call Swaptions — (0.9)%
3-Month LIBOR, Strike Price $4.25, Expires 02/02/09	(1,700)	(340,407)
3-Month LIBOR, Strike Price $4.30, Expires 12/15/08	(3,740)	(708,026)
3-Month LIBOR, Strike Price $4.30, Expires 12/15/08	(390)	(73,831)
3-Month LIBOR, Strike Price $4.44, Expires 04/20/09	(12,750)	(2,249,270)
3-Month LIBOR, Strike Price $4.60, Expires 02/02/09	(800)	(248,393)
3-Month LIBOR, Strike Price $4.90, Expires 07/06/09	(2,210)	(986,486)
3-Month LIBOR, Strike Price $5.25, Expires 10/27/08	(100)	(90,017)
3-Month LIBOR, Strike Price $5.25, Expires 10/27/08	(240)	(221,626)
3-Month LIBOR, Strike Price $7.00, Expires 03/18/09	(2,030)	(4,101,108)

		(9,019,164)

Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $5.25, Expires 10/27/08	(240)	(9,351)
3-Month LIBOR, Strike Price $5.25, Expires 10/27/08	(100)	(2,839)

		(12,190)

Total Written Options (Premiums received $(9,673,437))		(9,031,854)

	Par
SECURITIES SOLD SHORT — (1.6)%
Federal National Mortgage Association 7.00%, 10/01/37 TBA	$(9,000,000)	(9,402,192)
Government National Mortgage Association 5.00%, 10/01/38 TBA	(6,600,000)	(6,472,125)

Total Securities Sold Short (Cost $(15,981,750))		(15,874,317)

Liabilities in Excess of Other Assets — (39.5)%		(398,239,248)

NET ASSETS — 100.0%		$1,009,345,106

Swap agreements outstanding at September 30, 2008:

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Brazilian Real
Receive fixed rate payments of 13.95% and pay floating rate payments of 2.68%(f)	01/02/12	2,200,000	$(4,948)
Receive fixed rate payments of 12.40% and pay floating par of 3.10%(h)	01/04/10	3,930,000	(21,734)
Receive fixed rate payments of 13.98% and pay floating rate payments of 2.68%(f)	01/02/12	2,000,000	(41)
Receive variable rate payments on the three month BRL BRR CDI and pay fixed rate payments of 10.12%(k)	01/02/12	51,100,000	(2,616,252)
Receive fixed rate payments of 14.17% and pay floating rate payments of 2.68%(h)	01/03/11	3,000,000	(2,961)
Receive variable rate payments on the three month BRL BRR CDI and pay fixed rate payments of 14.77%(j)	01/02/12	1,000,000	5,322

			(2,640,614)

British Pounds
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(d)	09/15/15	2,500,000	(24,920)
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(f)	09/15/10	4,000,000	(16,879)
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(b)	09/15/10	10,200,000	(43,040)

44	See Notes to Schedules of Investments.

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(m)	09/15/15	400,000	$(3,987)
Receive fixed rate payments of 4.50% and pay variable rate payments on the six month LIBOR floating rate(k)	09/17/11	1,600,000	(86,537)
Pay fixed rate payments of 4.25% and receive variable rate payments on the six month LIBOR floating rate(f)	06/15/37	4,800,000	(259,612)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.00%(b)	06/15/37	1,900,000	(53,753)
Receive fixed rate payments of 4.50% and pay variable rate payments on the six month LIBOR floating rate(k)	09/17/11	15,600,000	(482,067)

			(970,795)

Euro
Receive fixed rate payments of 4.50% and pay variable rate payments on the six month EURIBOR floating rate(f)	06/15/10	16,900,000	(47,816)
Receive fixed rate payments of 4.50% and pay variable rate payments on the six month EURIBOR floating rate(f)	03/18/14	8,500,000	(60,460)
Receive fixed rate payments of 4.00% and pay variable rate payments on the six month EURIBOR floating rate(f)	06/15/13	6,000,000	(237,374)
Receive variable rate payments on the six month EURIBOR floating rate and pay fixed rate payments of 5.00%(b)	09/17/38	1,400,000	(140,508)
Receive variable rate payments on the six month EURIBOR floating rate and pay fixed rate payments of 5.00%(m)	09/17/38	1,400,000	(140,508)
Receive fixed rate payments of 5.50% and pay variable rate payments on the six month EURIBOR floating rate(b)	12/17/10	1,300,000	33,577
Receive fixed rate payments of 5.50% and pay variable rate payments on the six month EURIBOR floating rate(k)	12/17/10	5,700,000	147,220
Receive fixed rate payments of 5.50% and pay variable rate payments on the six month EURIBOR floating rate(f)	09/15/10	17,400,000	402,729

			(43,140)

French Franc
Receive fixed rate payments of 2.15% and pay variable rate payments on the France CPI Ex Tobacco(n)	10/15/10	300,000	(1,378)

Japanese Yen
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 2.00%(m)	12/17/17	130,000,000	(33,907)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 2.00%(f)	12/17/17	130,000,000	(33,907)

See Notes to Schedules of Investments.	45

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 2.00%(b)	12/17/17	30,000,000	$(7,825)

			(75,639)

Mexican Pesos
Receive fixed rate payments of 8.17% and pay variable rate payments on the six month MX BRR TIIE(j)	11/04/16	93,000,000	(310,179)

U.S. Dollars
Receive variable rate payments on the CDX IG50 Index and pay fixed rate payments of 1.55%(f)	06/20/13	$10,000,000	111,190
Pay floating par in the event of default on Deutsche Bank AG SP and receive fixed rate payments of 0.55%(m)	12/20/08	800,000	(1,794)
Receive floating par in the event of default on Emerson Electric Co., 4.63% due 10/15/12 and pay fixed rate payments of 0.22%(k)	12/20/08	300,000	(43)
Receive floating par in the event of default on Devon Financing Corporation, 6.88% due 09/30/11 and pay fixed rate payments of 0.35%(j)	12/20/08	500,000	(25)
Receive floating par in the event of default on Dominion Resources, Inc. and pay fixed rate payments of 0.69%(d)	12/20/17	3,800,000	3,489
Receive floating par in the event of default on Carnival Corporation, 6.15% due 04/15/08 and pay fixed rate payments of 0.44%(n)	12/20/08	300,000	219
Receive floating par In the event of default on Citigroup and pay fixed rate payments of 1.01%(f)	06/20/18	8,700,000	945,752
Receive floating par in the event of default on Kroger Co. 6.75% due 04/15/12 and pay fixed rate payments of 0.53% (k)	12/20/08	300,000	(121)
Receive variable rate payments on CMM FRA Index and pay fixed rate payments of 4.50%(j)	01/23/09	5,800,000	431,897
Receive floating par In the event of default on the ABX.HE.AAA .07-01 SP and pay fixed rate payments of 0.09%(p)	08/25/37	1,000,000	(478,751)
Receive floating par in the event of default on the CDX HY-10 Index and pay fixed rate payments of 5.00%(b)	06/20/13	1,800,000	177,270
Receive floating par in the event of default on the CDX HY-10 Index and pay fixed rate payments of 5.00%(n)	06/20/13	1,800,000	177,270
Receive floating par in the event of default on DaimlerChrysler NA Holding, 5.75% due 09/08/11 and pay fixed rate payments of 0.58%(b)	09/20/11	900,000	10,481

46	See Notes to Schedules of Investments.

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive floating par in the event of default on the Dow Jones CDX X07 Index and pay fixed rate payments of 1.65%(h)	12/20/11	$3,885,716	$327,607
Receive floating par in the event of default on the Dow Jones CDX HVOL7 Index and pay fixed rate payments of 0.75%(b)	12/20/11	1,700,000	161,780
Receive floating par in the event of default on International Lease Finance Corporation, 5.40% due 02/15/12 and pay fixed rate payments of 0.17%(b)	03/20/12	400,000	95,932
Receive floating par in the event of default on XL Capital (Europe) PLC, 6.50% due 01/15/12 and pay fixed rate payments of 0.21%(b)	03/20/12	500,000	54,847
Receive floating par in the event of default on the Dow Jones CDX HY-8 and pay fixed rate payments of 2.75%(j)	06/20/12	1,188,000	135,956
Receive floating par in the event of default on Target Corporation BP MYC, 5.88% due 03/01/12 and pay fixed rate payments of 0.11%(k)	06/20/12	1,200,000	21,819
Receive variable rate payments in the event of default on CDX IG10 and pay fixed rate payments of 1.55%(p)	06/20/13	1,200,000	7,219
Receive variable rate payments in the event of default on CDX IG10 and pay fixed rate payments of 1.50%(f)	06/20/18	3,100,000	7,552
Receive floating par in the event of default on the Dow Jones CDX HY-8 and pay fixed rate payments of 1.60%(j)	06/20/12	1,200,000	117,380
Receive fixed rate payments of 0.87% in the event of default on Deutsche Bank SP and pay floating par(c)	09/20/12	700,000	(166,529)
Receive floating par in the event of default on the CDX IG10 Index and pay fixed rate payments of 1.50%(k)	06/20/18	12,400,000	30,206
Receive floating par in the event of default on the Dow Jones CDX IG9 Index and pay fixed rate payments of 0.80%(m)	12/20/17	7,400,000	404,509
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(m)	12/17/13	12,600,000	(84,261)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(j)	12/17/38	2,700,000	(124,858)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(f)	12/17/28	2,300,000	(87,404)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(m)	12/17/18	700,000	(26,785)

See Notes to Schedules of Investments.	47

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(j)	12/17/13	$40,900,000	$(273,515)
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(d)	06/18/13	32,100,000	(214,666)
Receive floating par in the event of default on Sealed Air Corporation, 5.63% due 07/15/13 and pay fixed rate payments of 0.58%(k)	09/20/13	400,000	20,966
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(b)	12/17/13	2,300,000	(15,381)
Receive floating par in the event of default on American Electric Power BP CBK and pay fixed rate payments of 6.26%(d)	06/20/15	2,300,000	548
Receive floating par in the event of default on CitiFinancial, 6.63% due 06/01/15 and pay fixed rate payments of 0.15%(b)	06/20/15	300,000	40,245
Receive floating par in the event of default on Omnicom Group, Inc., 5.90% due 04/15/16 and pay fixed rate payments of 0.39%(k)	06/20/16	700,000	14,742
Receive floating par in the event of default on Band of America, 5.62% due 10/14/16 and pay fixed rate payments of 0.17%(d)	12/20/16	1,700,000	155,860
Receive floating par in the event of default on the Dow Jones CDX IG7 Index and pay fixed rate payments of 0.65%(k)	12/20/16	3,900,000	282,267
Receive floating par in the event of default on Federal Republic of Brazil, 12.50% due 03/06/30 and pay fixed rate payments of 1.04%(f)	05/20/17	1,000,000	(79,417)
Receive floating par in the event of default on AutoZone BP RYL, 5.88% due 10/15/12 and pay fixed rate payments of 0.67%(m)	06/20/17	1,700,000	45,809
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(k)	12/17/13	83,200,000	(556,393)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(k)	12/17/18	17,300,000	(661,969)
Receive floating par in the event of default on AutoZone BP RYL, 5.88% due 10/15/12 and pay fixed rate payments of 0.64%(m)	06/20/17	900,000	26,120
Receive floating par in the event of default on AutoZone BP RYL, 5.88% due 10/15/12 and pay fixed rate payments of 0.64%(m)	06/20/17	600,000	17,206
Receive floating par in the event of default on GMAC LLC, 6.88% due 08/28/12 and pay fixed rate payments of 3.53%(f)	09/20/17	8,400,000	(4,373,272)

48	See Notes to Schedules of Investments.

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive floating par In the event of default on the CX IG 9 Index and pay fixed rate payments of 0.80%(j)	12/20/17	$4,000,000	$(145,901)
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(f)	12/17/13	8,800,000	(58,849)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(m)	12/17/28	6,700,000	(254,611)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(d)	12/17/15	3,600,000	(141,438)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(j)	12/17/28	9,000,000	(350,381)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(b)	06/18/18	46,700,000	(453,246)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(d)	06/18/18	19,300,000	(733,431)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(m)	12/17/23	22,600,000	(824,342)
Receive floating par in the event of default on CDX IG 50 and pay fixed rate payments of 1.55%(f)	06/20/13	15,000,000	166,785
Receive floating par in the event of default on CDX IG 50 and pay fixed rate payments of 1.55%(f)	06/20/13	15,000,000	166,785
Receive fixed rate of 4.25% and pay variable rate payments on the three month LIBOR floating rate(h)	12/17/13	1,000,000	18,605
Receive fixed rate payments of 4.25% and pay variable rate payments on the three month LIBOR floating rate(f)	12/17/13	4,800,000	90,324
Receive fixed rate payments of 4.25% and pay variable rate payments on the three month LIBOR floating rate(f)	12/17/13	1,600,000	30,108
Receive fixed rate payments of 4.75% and pay variable rate payments on the three month LIBOR floating rate(h)	12/17/18	2,200,000	81,686
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(f)	12/17/28	900,000	57,981
Receive fixed rate payments of 4.75% and pay variable rate payments on the three month LIBOR floating rate(h)	12/17/18	13,300,000	493,829
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(h)	12/17/38	1,700,000	131,928

See Notes to Schedules of Investments.	49

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed payments of 4.50%(a)	12/17/15	$24,000,000	$(450,510)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 4.75%(h)	12/17/23	2,700,000	(87,718)
Receive fixed rate payments of 4.25% and pay variable rate payments on the three month LIBOR floating rate(a)	12/17/13	6,700,000	127,536
Receive fixed rate payments of 4.25% and pay variable rate payments on the three month LIBOR floating rate(f)	12/17/13	29,700,000	558,878
Receive variable payments on the three month LIBOR floating rate and pay fixed rate payments of 4.75%(f)	12/17/23	12,800,000	(418,837)
Receive fixed rate payments of 4.75% and pay variable rate payments on the three month floating LIBOR rate(f)	12/17/18	1,200,000	45,102
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(f)	12/17/28	1,100,000	(70,866)
Receive fixed rate payments of 4.75% and pay variable rate payments on the three month LIBOR floating rate(f)	12/17/18	1,200,000	45,102
Receive variable payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(f)	12/17/28	1,100,000	(70,866)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 4.25%(a)	12/17/13	23,200,000	(441,618)
Receive fixed rate payments of 4.75% and pay variable payments on the three month floating LIBOR rate(h)	12/17/18	3,200,000	118,816
Receive variable rate payments on the three month LIBOR and pay fixed rate payments of 5.00%(h)	12/17/28	3,100,000	(198,871)

			(5,887,066)

			$(9,928,811)

PORTFOLIO SUMMARY (based on net assets)

%
Mortgage-Backed Securities	74.2
Futures Contracts	26.8
Corporate Bonds	25.3
Money Market Funds	14.0
Foreign Bonds	7.9
U.S. Treasury Obligations	7.6
Asset-Backed Securities	4.6
Repurchase Agreement	3.7
Agency Obligations	2.3
Forward Foreign Currency Contracts	1.8
Purchased Options	1.0
Loan Agreements	0.9
Municipal Bonds	0.3
Preferred Stocks	0.1
Written Options	(0.9)
Swap Agreements	(1.0)
Securities Sold Short	(1.6)

167.0

50	See Notes to Schedules of Investments.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Assets:
Level 1 — Quoted Prices	$143,051,650	$116,684
Level 2 — Other Significant Observable Inputs	1,279,353,505	(124,021)
Level 3 — Significant Unobservable Inputs	10,085,370	5,322

Total Assets	$1,432,490,525	$(2,015)

Liabilities:
Level 1 — Quoted Prices	$(500)	$—
Level 2 — Other Significant Observable Inputs	(24,905,671)	(9,934,133)
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(24,906,171)	$(9,934,133)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance, 12/31/07	$3,244,625	$—
Accrued discounts/premiums	147,976	(98)
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(1,049,353)	3,510
Net purchases (sales)	7,742,122	1,910
Transfers in and/or out of Level 3	—	—

Balance, 09/30/08	$10,085,370	$5,322

See Notes to Schedules of Investments.	51

Extended-Duration Bond Fund
SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Par	Value
ASSET-BACKED SECURITIES — 7.5%
Capital One Multi-Asset Execution Trust
5.75%, 07/15/20	$12,900,000	$11,323,882
Citibank Credit Card Issuance Trust
6.15%, 06/15/39	12,650,000	11,431,079
Community Program Loan Trust
4.50%, 04/01/29	1,950,000	1,731,990
Discover Card Master Trust
5.65%, 03/16/20	9,100,000	8,805,669

Total Asset-Backed Securities (Cost $36,546,042)		33,292,620

CORPORATE BONDS — 59.2%
Abbott Laboratories
6.15%, 11/30/37Δ	4,555,000	4,276,744
Albertson’s, Inc.
7.75%, 06/15/26	800,000	739,334
6.63%, 06/01/28	105,000	85,596
7.45%, 08/01/29Δ	985,000	881,013
8.00%, 05/01/31Δ	110,000	102,493
American Express Co.
8.15%, 03/19/38Δ	12,446,000	11,160,652
American International Group, Inc.
5.85%, 01/16/18	6,027,000	3,029,646
8.25%, 08/15/18 144A	7,794,000	4,534,276
Anadarko Petroleum Corporation
5.95%, 09/15/16	1,080,000	994,170
6.45%, 09/15/36	760,000	597,537
Apache Corporation
6.00%, 01/15/37	1,640,000	1,390,449
Archer-Daniels-Midland Co.
6.45%, 01/15/38Δ	1,885,000	1,705,731
Arrow Electronics, Inc.
6.88%, 07/01/13	205,000	208,610
ASIF Global Financing XXVII
2.38%, 02/26/09 144A(G)	6,700,000	4,329,384
AT&T Corporation
6.50%, 03/15/29	125,000	104,919
6.50%, 09/01/37	11,130,000	9,496,005
Avnet, Inc.
6.00%, 09/01/15	875,000	844,157
Bank of America Corporation
8.00%, 12/29/49†	11,010,000	8,731,613
Barclays Financial LLC
4.16%, 02/22/10 144A(T)	25,000,000	742,574
4.10%, 03/22/10 144A(T)	7,000,000	204,253
4.06%, 09/16/10 144A(W)	730,000,000	613,237
Borden, Inc.
7.88%, 02/15/23	1,200,000	558,000
Bruce Mansfield Unit
6.85%, 06/01/34@	1,255,000	1,305,396
Camden Property Trust
5.70%, 05/15/17	25,000	22,136
Chesapeake Energy Corporation
6.88%, 01/15/16Δ	610,000	559,675
6.50%, 08/15/17Δ	45,000	39,600
6.88%, 11/15/20Δ	320,000	275,200
CIT Group Holdings, Inc.
5.40%, 01/30/16	50,000	24,231
CIT Group, Inc.
7.63%, 11/30/12Δ	8,440,000	5,358,269
5.00%, 02/13/14	265,000	150,058
5.13%, 09/30/14	590,000	291,282
5.50%, 12/01/14(U)	600,000	548,461
5.00%, 02/01/15	55,000	27,218
5.65%, 02/13/17	215,000	105,057
5.80%, 10/01/36	220,000	100,771
Citigroup Capital XXI
8.30%, 12/21/49†	4,312,000	3,219,766
Citigroup, Inc.
6.63%, 06/15/32	3,128,000	2,272,298
5.88%, 05/29/37	4,141,000	2,879,109
Comcast Corporation
5.50%, 03/15/11Δ	500,000	491,240
5.65%, 06/15/35Δ	660,000	492,037
6.50%, 11/15/35	555,000	464,708
6.45%, 03/15/37	2,415,000	1,953,404
6.95%, 08/15/37	625,000	534,592
Commonwealth Edison Co.
4.75%, 12/01/11@	267,000	254,102
ConocoPhillips
5.90%, 05/15/38	2,590,000	2,292,769
Constellation Energy Group, Inc.
4.55%, 06/15/15Δ	750,000	643,942
Continental Airlines, Inc.
6.95%, 02/02/11	192,631	180,832
8.31%, 04/02/18	461,837	368,397
7.57%, 03/15/20	389,823	315,757
Corning, Inc.
6.20%, 03/15/16	230,000	222,395
7.25%, 08/15/36	850,000	755,583
Cox Communications, Inc.
6.75%, 03/15/11	250,000	254,087
Cummins, Inc.
6.75%, 02/15/27	750,000	674,044
5.65%, 03/01/28	1,520,000	1,070,430
7.13%, 03/01/28	425,000	407,753
DCP Midstream LP
6.45%, 11/03/36 144A	490,000	393,063
Dillard’s, Inc.
7.75%, 07/15/26	890,000	511,750
7.00%, 12/01/28	500,000	257,500
Duke Energy Carolinas LLC
6.10%, 06/01/37Δ	1,483,000	1,314,887
6.00%, 01/15/38	375,000	338,242
Duke Realty LP
5.95%, 02/15/17	70,000	62,761
El Paso Corporation
7.00%, 05/15/11Δ	400,000	401,166
Emerson Electric Co.
5.25%, 10/15/18	2,900,000	2,768,215
First Industrial LP
7.60%, 07/15/28	1,000,000	841,854
Foot Locker, Inc.
8.50%, 01/15/22	1,000,000	910,000
Ford Motor Co.
6.63%, 10/01/28	680,000	261,800
6.38%, 02/01/29Δ	1,255,000	470,625

52	See Notes to Schedules of Investments.

	Par	Value
Ford Motor Credit Co., LLC
5.70%, 01/15/10Δ	$135,000	$103,416
7.00%, 10/01/13	315,000	193,765
8.00%, 12/15/16Δ	1,000,000	633,093
General Electric Capital Corporation
6.75%, 03/15/32	4,865,000	4,071,548
6.15%, 08/07/37	6,114,000	4,694,543
General Motors Acceptance Corporation LLC
6.88%, 08/28/12Δ	250,000	99,436
8.00%, 11/01/31	325,000	122,764
Georgia-Pacific Corporation
7.38%, 12/01/25	240,000	195,000
7.25%, 06/01/28	300,000	238,500
7.75%, 11/15/29	3,700,000	3,071,000
Georgia-Pacific LLC
8.00%, 01/15/24Δ	30,000	26,550
8.88%, 05/15/31	60,000	52,500
Goldman Sachs Group, Inc.
5.15%, 01/15/14	415,000	341,208
5.00%, 10/01/14	815,000	680,607
GTE Corporation
6.94%, 04/15/28	10,000	8,506
HCA, Inc.
6.30%, 10/01/12Δ	1,500,000	1,301,250
7.58%, 09/15/25	1,000,000	741,730
7.05%, 12/01/27	500,000	340,145
HCP, Inc.
6.00%, 03/01/15	1,500,000	1,274,214
Highwoods Properties, Inc.
7.50%, 04/15/18	1,500,000	1,331,475
Historic TW, Inc.
6.63%, 05/15/29	60,000	48,044
Home Depot, Inc.
5.88%, 12/16/36	875,000	616,817
HSBC Bank USA NA
5.88%, 11/01/34Δ	6,960,000	5,414,574
iStar Financial, Inc.
8.63%, 06/01/13	635,000	330,462
5.95%, 10/15/13	305,000	158,747
5.70%, 03/01/14Δ	1,171,000	574,353
JC Penney Corporation, Inc.
6.38%, 10/15/36Δ	810,000	617,789
Johnson & Johnson
5.95%, 08/15/37	1,000,000	992,415
JPMorgan Chase Capital XXV
6.80%, 10/01/37	15,524,000	11,931,591
Kimberly-Clark Corporation
6.63%, 08/01/37	1,424,000	1,429,307
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	280,000	209,129
Koninklijke Philips Electronics NV
6.88%, 03/11/38	8,692,000	8,639,318
Kraft Foods, Inc.
6.50%, 11/01/31Δ	815,000	710,527
Lehman Brothers Holdings, Inc.
6.00%, 05/03/32#	45,000	225
6.88%, 07/17/37#	635,000	3,175
Lennar Corporation
5.60%, 05/31/15	935,000	612,425
6.50%, 04/15/16	625,000	425,000
Lowe’s Cos., Inc.
6.65%, 09/15/37	3,051,000	2,935,535
M&T Bank Corporation
6.63%, 12/04/17Δ	9,370,000	7,803,636
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37	240,000	174,297
MBIA Insurance Corporation
14.00%, 01/15/33 144A†Δ	4,750,000	2,757,261
McDonald’s Corporation
6.30%, 10/15/37	6,763,000	6,582,881
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	1,000,000	992,090
6.50%, 09/15/37Δ	685,000	602,800
Monsanto Co.
5.88%, 04/15/38	2,054,000	1,867,624
Morgan Stanley
3.88%, 01/15/09Δ	645,000	593,450
5.45%, 01/09/17	5,000	3,106
5.95%, 12/28/17	5,000	3,137
Mosaic Global Holdings, Inc.
7.38%, 08/01/18	500,000	497,343
7.30%, 01/15/28	690,000	676,416
Motorola, Inc.
6.50%, 11/15/28Δ	500,000	374,556
Nextel Communications, Inc.
5.95%, 03/15/14	5,000	3,354
7.38%, 08/01/15	35,000	23,113
NGPL PipeCo LLC
7.12%, 12/15/17 144AΔ	640,000	608,443
NiSource Finance Corporation
6.15%, 03/01/13	1,000,000	968,840
6.40%, 03/15/18	1,640,000	1,472,258
Northern Telecom Capital
7.88%, 06/15/26	450,000	182,250
Nucor Corporation
6.40%, 12/01/37	9,494,000	8,706,321
Owens Corning, Inc.
6.50%, 12/01/16	240,000	212,702
7.00%, 12/01/36	355,000	286,137
PacifiCorp
6.25%, 10/15/37	3,833,000	3,489,755
Pioneer Natural Resources Co.
7.20%, 01/15/28Δ	2,500,000	2,164,840
PPL Electric Utilities Corporation
6.45%, 08/15/37	3,076,000	2,876,857
Preston Corporation
7.00%, 05/01/11 CONV	201,000	191,139
Prologis
5.63%, 11/15/15	35,000	30,643
Pulte Homes, Inc.
5.20%, 02/15/15Δ	40,000	32,200
7.88%, 06/15/32	1,500,000	1,117,500
6.38%, 05/15/33	1,000,000	735,000
Qwest Corporation
7.25%, 09/15/25Δ	1,000,000	750,000
6.88%, 09/15/33	2,250,000	1,524,375
Regions Financial Corporation
7.38%, 12/10/37	11,088,000	7,299,386
SLM Corporation
5.38%, 05/15/14	200,000	124,135
Southern Natural Gas Co.
7.35%, 02/15/31	1,750,000	1,543,122

See Notes to Schedules of Investments.	53

Extended-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Sprint Capital Corporation
6.90%, 05/01/19	$75,000	$58,225
6.88%, 11/15/28	3,400,000	2,283,005
Swift Energy Co.
7.63%, 07/15/11	150,000	143,250
Target Corporation
6.50%, 10/15/37	5,400,000	4,975,830
7.00%, 01/15/38	5,150,000	4,860,091
Tennessee Gas Pipeline Co.
7.00%, 10/15/28Δ	750,000	646,464
Time Warner, Inc.
7.63%, 04/15/31	35,000	30,468
6.50%, 11/15/36	120,000	91,377
Toll Brothers Finance Corporation
5.15%, 05/15/15	1,285,000	1,088,205
Toro Co.
6.63%, 05/01/37	300,000	317,161
Union Pacific Resources Group
7.15%, 05/15/28	250,000	230,843
United Parcel Service, Inc.
6.20%, 01/15/38	2,651,000	2,473,542
United Technologies Corporation
6.13%, 07/15/38	5,948,000	5,766,021
Verizon Communications, Inc.
6.40%, 02/15/38	2,068,000	1,731,081
6.90%, 04/15/38	2,570,000	2,284,756
Verizon Global Funding Corporation
5.85%, 09/15/35	2,420,000	1,897,861
Verizon Maryland, Inc.
5.13%, 06/15/33	50,000	33,925
Verizon New York, Inc.
7.38%, 04/01/32	385,000	336,943
Wachovia Bank NA
5.85%, 02/01/37Δ	6,077,000	2,708,908
6.60%, 01/15/38	7,257,000	4,309,011
Wal-Mart Stores, Inc.
5.25%, 09/01/35	1,822,000	1,461,071
6.50%, 08/15/37	4,385,000	4,127,171
WellPoint, Inc.
6.38%, 06/15/37	2,080,000	1,784,923
Wells Fargo Bank NA
5.95%, 08/26/36	12,588,000	9,880,372
Western Union Co.
6.20%, 11/17/36	2,155,000	1,688,822
Williams Cos., Inc.
7.50%, 01/15/31	1,250,000	1,140,387
Xerox Capital Trust I
8.00%, 02/01/27	1,500,000	1,367,107
XTO Energy, Inc.
6.10%, 04/01/36	50,000	41,524

Total Corporate Bonds (Cost $318,771,256)		262,616,849

FOREIGN BONDS — 29.5%
Australia — 2.0%
New South Wales Treasury Corporation
7.00%, 12/01/10(A)	1,125,000	910,013
6.00%, 05/01/12(A)	120,000	95,167
Qantas Airways, Ltd.
6.05%, 04/15/16 144A	345,000	316,298
Queensland Treasury Corporation
6.00%, 06/14/11(A)	1,385,000	1,100,563
Rio Tinto Finance USA, Ltd.
7.13%, 07/15/28Δ	6,830,000	6,551,391

		8,973,432

Brazil — 1.2%
Federative Republic of Brazil
10.25%, 01/10/28(B)	2,525,000	1,172,336
8.25%, 01/20/34	3,500,000	3,972,500

		5,144,836

Canada — 7.8%
British Columbia Generic Residual
5.69%, 06/09/14 STRIP(C)Ω	8,480,000	6,390,378
Canada Generic Residual
16.67%, 06/01/25 STRIP(C)Ω	3,685,000	1,708,760
Canadian National Railway Co.
6.38%, 11/15/37	6,770,000	6,503,370
CIT Group Funding Co.
5.20%, 06/01/15	240,000	118,002
Kinder Morgan Finance Co.
5.70%, 01/05/16Δ	125,000	108,125
Methanex Corporation
6.00%, 08/15/15	25,000	22,021
Ontario Generic Residual
13.78%, 07/13/22 STRIP(C)Ω	3,900,000	1,848,767
20.44%, 03/08/29 STRIP(C)Ω	7,000,000	2,334,978
Saskatchewan Residual
5.52%, 04/10/14 STRIP(C)Ω	7,500,000	5,683,580
13.35%, 02/04/22 STRIP(C)Ω	3,000,000	1,502,466
Talisman Energy, Inc.
5.85%, 02/01/37	670,000	504,432
6.25%, 02/01/38	450,000	350,509
TransCanada Pipelines, Ltd.
6.20%, 10/15/37(C)	8,512,000	7,331,973

		34,407,361

Cayman Islands — 0.1%
Enersis SA
7.40%, 12/01/16	625,000	632,525

Iceland — 1.1%
Glitnir Banki HF
6.38%, 09/25/12 144A	6,275,000	4,758,082

Ireland — 0.0%
Elan Finance PLC
7.75%, 11/15/11	30,000	27,300
8.88%, 12/01/13Δ	85,000	71,825

		99,125

Luxembourg — 1.3%
Covidien International Finance SA
6.55%, 10/15/37	5,307,000	5,118,267
Telecom Italia Capital SA
6.38%, 11/15/33	410,000	299,587
6.00%, 09/30/34	415,000	291,538

		5,709,392

54	See Notes to Schedules of Investments.

	Par	Value
Malaysia — 0.0%
Telekom Malaysia BHD
7.88%, 08/01/25 144A	$225,000	$247,248

Mexico — 1.2%
Mexican Bonos
9.00%, 12/20/12(M)	23,000,000	2,155,331
8.00%, 12/07/23(M)	34,000,000	2,990,004

		5,145,335

Netherlands — 0.2%
Rabobank Nederland NV
14.00%, 01/28/09 144A(I)	110,000,000	1,049,014

Philippines — 0.1%
Quezon Power (Philippines), Ltd.
8.86%, 06/15/17	377,500	377,500

Spain — 3.1%
Santander Perpetual SA Unipersonal
6.67%, 10/24/17 144A†Δ	11,600,000	10,830,746
Telefonica Emisones SAU
7.05%, 06/20/36	3,105,000	2,816,359

		13,647,105

Supranational — 2.1%
Inter-American Development Bank
0.61%, 05/11/09(B)ΩΔ	7,500,000	3,517,657
6.00%, 12/15/17(Z)	8,765,000	5,675,554

		9,193,211

United Kingdom — 9.3%
Barclays Bank PLC
7.70%, 10/25/49†	10,840,000	9,553,140
HBOS PLC
6.75%, 05/21/18 144AΔ	11,684,000	9,813,123
HSBC Holdings PLC
6.50%, 09/15/37	6,500,000	5,544,324
Standard Chartered Bank
6.40%, 09/26/17 144AΔ	10,027,000	9,284,501
Tesco PLC
6.15%, 11/15/37 144A	7,550,000	6,217,954
Vodafone Group PLC
6.15%, 02/27/37Δ	1,000,000	805,470

		41,218,512

Total Foreign Bonds (Cost $134,982,767)		130,602,678

MORTGAGE-BACKED SECURITY — 0.0%
Federal Home Loan Mortgage Corporation
5.00%, 12/01/31
(Cost $168,879)	180,033	176,183

	Shares
PREFERRED STOCKS — 0.1%
Chesapeake Energy Corporation CONVΔ	330	42,122
El Paso Energy Capital Trust I CONVΔ	5,350	178,155

Total Preferred Stocks (Cost $253,515)		220,277

MONEY MARKET FUNDS — 10.5%
GuideStone Money Market Fund (GS4 Class)¥	6,135,828	6,135,828
Northern Institutional Liquid Assets Portfolio§	40,594,626	40,594,626

Total Money Market Funds (Cost $46,730,454)		46,730,454

	Par
U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Note
4.63%, 10/31/11
(Cost $1,054,440)	$1,055,000	1,125,636

TOTAL INVESTMENTS — 107.1% (Cost $538,507,353)		474,764,697
Liabilities in Excess of Other Assets — (7.1)%		(31,445,232)

NET ASSETS — 100.0%		$443,319,465

See Notes to Schedules of Investments.	55

Extended-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

	%
Corporate Bonds	59.2
Foreign Bonds	29.5
Money Market Funds	10.5
Asset-Backed Securities	7.5
U.S. Treasury Obligation	0.3
Preferred Stocks	0.1
Mortgage-Backed Security	—	**

	107.1

**	Rounds to less than 0.005%.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$46,950,731	$—
Level 2 — Other Significant Observable Inputs	427,813,966	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$474,764,697	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

56	See Notes to Schedules of Investments.

Global Bond Fund
SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Mortgage Corporation
5.00%, 12/14/18	$206,000	$194,009
Federal National Mortgage Association
1.37%, 12/15/08‡‡	282,000	280,546

Total Agency Obligations (Cost $457,059)		474,555

ASSET-BACKED SECURITIES — 3.4%
ARG Funding Corporation
2.64%, 05/20/11†	665,000	610,997
Bear Stearns Asset-Backed Securities Trust
3.69%, 10/25/33 STEP	145,232	129,537
Capital One Multi-Asset Execution Trust
2.52%, 03/16/15†	720,000	625,087
Carrington Mortgage Loan Trust
3.53%, 10/25/35†	111,292	105,477
Chase Issuance Trust
2.84%, 11/15/12†	1,135,000	1,040,496
2.72%, 04/15/19†	760,000	536,579
Citibank Credit Card Issuance Trust
7.75%, 06/20/14	710,000	621,029
Discover Card Master Trust I
2.58%, 06/16/15†	655,000	552,922
GMAC Mortgage Corporation Loan Trust
3.28%, 12/25/36†	1,737,559	1,094,548
Lehman XS Trust
3.30%, 02/25/37†	651,207	592,856
Morgan Stanley Mortgage Loan Trust
3.33%, 10/25/36†	287,120	275,305
Origen Manufactured Housing
2.62%, 11/15/18†	109,283	88,777
RAAC Series
3.55%, 07/25/37 144A†	277,847	273,148
Residential Asset Securities Corporation
6.35%, 03/25/32	76,519	53,954
SACO I, Inc.
3.38%, 09/25/35†	137,540	49,805
Security National Mortgage Loan Trust
3.49%, 01/25/37 144A†	244,740	237,704

Total Asset-Backed Securities (Cost $7,942,919)		6,888,221

CORPORATE BONDS — 41.1%
Activant Solutions, Inc.
9.50%, 05/01/16	65,000	48,425
Advanced Medical Optics, Inc.
7.50%, 05/01/17	45,000	39,375
AES Corporation
8.38%, 03/01/11(U)	50,000	88,003
8.75%, 05/15/13 144A	312,000	315,120
8.00%, 10/15/17	315,000	285,862
Affinion Group, Inc.
10.13%, 10/15/13	100,000	94,500
11.50%, 10/15/15	105,000	98,175
Allegheny Energy Supply
7.80%, 03/15/11	90,000	90,000
Allied Waste North America, Inc.
7.13%, 05/15/16	225,000	210,938
American General Finance Corporation
5.75%, 09/15/16 144A	700,000	320,454
American International Group, Inc.
5.05%, 10/01/15	100,000	53,976
AMH Holdings, Inc.
21.00%, 03/01/14 STEPΩΔ	190,000	123,500
Amkor Technologies, Inc.
7.75%, 05/15/13Δ	660,000	566,775
Anadarko Petroleum Corporation
5.95%, 09/15/16	20,000	18,411
Appleton Papers, Inc.
8.13%, 06/15/11	40,000	35,300
9.75%, 06/15/14	100,000	77,250
Ashtead Capital, Inc.
9.00%, 08/15/16 144A	140,000	121,100
Ashton Woods USA LLC
9.50%, 10/01/15	40,000	18,200
Associated Materials, Inc.
9.75%, 04/15/12Δ	120,000	118,800
AT&T Corporation
6.50%, 03/15/29	580,000	486,823
Autonation, Inc.
4.79%, 04/15/13†Δ	200,000	169,500
Avis Budget Car Rental LLC
5.30%, 05/15/14†	225,000	139,500
Baltimore Gas & Electric Co.
5.20%, 06/15/33	1,125,000	767,788
Banca Popolare di Lodi Investors Trust III
6.74%, 06/30/36(E)†	260,000	277,284
Belden & Blake Corporation
8.75%, 07/15/12Δ	120,000	109,800
Blockbuster, Inc.
9.00%, 09/01/12Δ	110,000	79,200
Boeing Capital Corporation, Ltd.
5.80%, 01/15/13Δ	60,000	62,233
Boston Scientific Corporation
7.00%, 11/15/35Δ	215,000	192,425
Buffets, Inc.
12.50%, 11/01/14#	105,000	1,575
CCH I Holdings LLC
11.00%, 10/01/15Δ	520,000	345,800
CDX North America High Yield
7.63%, 06/29/12 144A	1,930,500	1,768,821
Cengage Learning Acquisitions, Inc.
10.50%, 01/15/15 144A	100,000	83,000
Ceridian Corporation
12.25%, 11/15/15 PIK 144AΔ	60,000	49,050
Charter Communications Holdings LLC
12.13%, 01/15/12 STEP	70,000	41,650
Charter Communications Operating LLC
10.88%, 09/15/14 144A	140,000	136,500

See Notes to Schedules of Investments.	57

Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Chesapeake Energy Corporation
7.50%, 09/15/13	$265,000	$257,712
6.50%, 08/15/17Δ	1,190,000	1,047,200
6.25%, 01/15/18	30,000	25,800
7.25%, 12/15/18Δ	95,000	87,875
Chiquita Brands International, Inc.
7.50%, 11/01/14Δ	450,000	348,750
CII Carbon LLC
11.13%, 11/15/15 144A	190,000	186,200
Cincinnati Bell Telephone Co.
6.30%, 12/01/28	155,000	110,825
CIT Group Holdings, Inc.
5.40%, 01/30/16	10,000	4,846
CIT Group, Inc.
5.00%, 02/13/14	800,000	453,006
5.13%, 09/30/14	240,000	118,488
5.00%, 02/01/15Δ	1,575,000	779,419
5.85%, 09/15/16	240,000	116,551
5.65%, 02/13/17	5,000	2,443
Clear Channel Communications, Inc.
5.50%, 09/15/14	40,000	12,600
6.88%, 06/15/18	770,000	296,450
CMP Susquehanna Corporation
9.88%, 05/15/14	80,000	45,200
Colorado Interstate Gas Co.
5.95%, 03/15/15	20,000	18,322
6.80%, 11/15/15	125,000	119,044
Comcast Corporation
6.50%, 01/15/15	60,000	57,723
6.50%, 01/15/17	60,000	56,479
Commerzbank Capital Funding Trust I
5.01%, 04/12/37(E)†	900,000	735,123
Community Health Systems, Inc.
8.88%, 07/15/15Δ	100,000	95,500
Complete Production Services, Inc.
8.00%, 12/15/16	80,000	76,400
Continental Airlines, Inc.
5.98%, 04/19/22	545,000	419,650
Countrywide Financial Corporation
5.80%, 06/07/12	90,000	76,088
6.25%, 05/15/16Δ	280,000	199,614
CSC Holdings, Inc.
8.13%, 08/15/09Δ	270,000	267,975
Cummins, Inc.
5.65%, 03/01/28	1,500,000	1,056,345
DAE Aviation Holdings, Inc.
11.25%, 08/01/15 144AΔ	230,000	215,050
DaVita, Inc.
6.63%, 03/15/13	140,000	133,700
Delhaize America, Inc.
9.00%, 04/15/31	301,000	316,756
Deutsche Postbank Funding Trust IV
5.98%, 06/29/49(E)†	300,000	266,855
Developers Diversified Realty Corporation
5.38%, 10/15/12	315,000	286,647
Dex Media West LLC
9.88%, 08/15/13	275,000	171,187
Dex Media, Inc.
29.45%, 11/15/13 STEPΩΔ	10,000	4,650
DI Finance
9.50%, 02/15/13Δ	180,000	176,400
Dole Food Co., Inc.
7.25%, 06/15/10Δ	100,000	88,500
Dollar General Corporation
11.88%, 07/15/17 PIK	195,000	181,350
DP World, Ltd.
6.85%, 07/02/37	1,200,000	890,717
DR Horton, Inc.
6.50%, 04/15/16	345,000	263,925
Dynegy Holdings, Inc.
7.50%, 06/01/15Δ	307,000	260,950
7.75%, 06/01/19	746,000	600,530
EchoStar DBS Corporation
7.00%, 10/01/13Δ	600,000	520,500
Education Management LLC
8.75%, 06/01/14	35,000	29,400
10.25%, 06/01/16	95,000	76,475
El Paso Corporation
7.75%, 01/15/32	150,000	126,293
El Paso Natural Gas Co.
8.63%, 01/15/22Δ	90,000	90,338
8.38%, 06/15/32	75,000	72,221
El Pollo Loco, Inc.
11.75%, 11/15/13	45,000	43,200
Embarq Corporation
8.00%, 06/01/36	1,245,000	892,254
Energy Future Holdings Corporation
5.55%, 11/15/14	1,370,000	1,029,222
11.25%, 11/01/17 PIK 144A	890,000	756,500
6.50%, 11/15/24	370,000	237,494
6.55%, 11/15/34	300,000	185,833
Enterprise Products Operating LP
8.38%, 08/01/45†	60,000	55,696
Erac USA Finance Co.
6.38%, 10/15/17 144A	245,000	195,044
7.00%, 10/15/37 144A	1,065,000	751,921
Eurohypo Capital Funding Trust 1
6.45%, 12/23/49(E)†	27,000	24,775
EXCO Resources, Inc.
7.25%, 01/15/11	125,000	118,750
Expedia, Inc.
8.50%, 07/01/16 144AΔ	10,000	9,050
FirstEnergy Corporation
7.38%, 11/15/31	45,000	41,949
Ford Motor Co.
6.63%, 10/01/28	850,000	327,250
7.45%, 07/16/31Δ	2,300,000	1,000,500
Ford Motor Credit Co., LLC
5.63%, 10/01/08	240,000	240,000
5.70%, 01/15/10Δ	1,250,000	957,557
5.54%, 01/13/12†	37,500	24,007
7.00%, 10/01/13Δ	650,000	399,833
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	470,000	463,641
Freescale Semiconductor, Inc.
10.13%, 12/15/16Δ	661,000	426,345

58	See Notes to Schedules of Investments.

	Par	Value
Frontier Communications Corporation
9.25%, 05/15/11	$200,000	$201,000
7.13%, 03/15/19Δ	500,000	400,000
General Electric Capital Corporation
3.49%, 03/08/12(G)	200,000	139,230
7.63%, 12/10/14(Z)	905,000	590,088
6.50%, 09/28/15(Z)	255,000	152,182
6.75%, 09/26/16(Z)	150,000	89,380
6.75%, 03/15/32	30,000	25,107
General Motors Acceptance Corporation LLC
6.75%, 12/01/14Δ	650,000	249,718
8.00%, 11/01/31	1,235,000	466,504
General Motors Corporation
8.25%, 07/15/23Δ	375,000	149,062
8.38%, 07/05/33(E)	250,000	135,500
8.38%, 07/15/33Δ	1,700,000	688,500
Georgia Gulf Corporation
9.50%, 10/15/14Δ	125,000	77,500
Georgia-Pacific LLC
8.00%, 01/15/24	355,000	314,175
8.88%, 05/15/31	750,000	656,250
GMAC LLC
5.38%, 06/06/11(E)	470,000	284,516
6.00%, 12/15/11Δ	1,605,000	714,069
Goldman Sachs Group, Inc.
6.65%, 05/15/09	20,000	19,599
5.15%, 01/15/14	300,000	246,657
5.00%, 10/01/14	600,000	501,061
Goodyear Tire & Rubber Co.
7.00%, 03/15/28	690,000	514,050
Graham Packaging Co., Inc.
8.50%, 10/15/12Δ	25,000	23,250
9.88%, 10/15/14Δ	65,000	56,875
Graphic Packaging International Corporation
9.50%, 08/15/13Δ	145,000	131,950
H&E Equipment Services, Inc.
8.38%, 07/15/16Δ	205,000	152,725
Hawaiian Telcom Communications, Inc.
12.50%, 05/01/15Δ	65,000	9,425
Hawker Beechcraft Acquisition Co., LLC
8.88%, 04/01/15 PIKΔ	230,000	209,300
9.75%, 04/01/17Δ	50,000	45,000
HCA, Inc.
8.75%, 11/01/10(U)	140,000	235,831
7.88%, 02/01/11	240,000	232,800
6.25%, 02/15/13	480,000	403,200
5.75%, 03/15/14	40,000	31,400
6.38%, 01/15/15Δ	870,000	689,475
7.19%, 11/15/15	205,000	164,683
6.50%, 02/15/16	220,000	175,450
9.25%, 11/15/16	60,000	58,500
9.63%, 11/15/16 PIK	185,000	176,212
7.50%, 12/15/23	555,000	409,340
8.36%, 04/15/24	90,000	70,207
7.69%, 06/15/25	775,000	579,886
7.58%, 09/15/25	570,000	422,786
Hertz Corporation
8.88%, 01/01/14Δ	500,000	433,750
Hess Corporation
6.65%, 08/15/11	60,000	60,038
Hexion US Finance Corporation
9.75%, 11/15/14	1,170,000	930,150
Home Depot, Inc.
5.40%, 03/01/16	270,000	229,921
5.88%, 12/16/36	1,515,000	1,067,975
Host Hotels & Resorts LP
2.63%, 04/15/27 144A	750,000	585,000
Idearc, Inc.
8.00%, 11/15/16	1,034,000	286,935
International Lease Finance Corporation
6.63%, 12/07/09(U)	395,000	587,780
5.00%, 04/15/10	145,000	107,447
5.55%, 09/05/12	50,000	36,800
6.38%, 03/25/13Δ	245,000	154,855
International Paper Co.
5.50%, 01/15/14Δ	575,000	529,454
7.95%, 06/15/18	635,000	624,996
iStar Financial, Inc.
5.65%, 09/15/11	92,000	47,868
5.50%, 06/15/12	75,000	38,277
8.63%, 06/01/13	75,000	39,031
5.95%, 10/15/13	954,000	496,541
5.70%, 03/01/14	62,000	30,410
6.05%, 04/15/15Δ	20,000	9,811
5.88%, 03/15/16	22,000	10,793
Jarden Corporation
7.50%, 05/01/17	100,000	83,750
JC Penney Corporation, Inc.
6.38%, 10/15/36Δ	1,270,000	968,632
7.63%, 03/01/38	1,300,000	1,010,853
Jefferson Smurfit Corporation
7.50%, 06/01/13Δ	625,000	509,375
Jones Apparel Group, Inc.
6.13%, 11/15/34	135,000	85,050
K Hovnanian Enterprises, Inc.
6.38%, 12/15/14Δ	795,000	465,075
Kerr-McGee Corporation
6.95%, 07/01/24	30,000	28,425
Keystone Automotive Operations, Inc.
9.75%, 11/01/13Δ	85,000	45,475
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	1,060,000	945,818
Knight, Inc.
5.15%, 03/01/15Δ	150,000	127,875
Kraft Foods, Inc.
4.13%, 11/12/09	40,000	39,715
6.50%, 11/01/31Δ	1,200,000	1,046,174
L-3 Communications Corporation
7.63%, 06/15/12	600,000	592,500
6.13%, 01/15/14Δ	45,000	41,850
6.38%, 10/15/15	450,000	416,250
Lamar Media Corporation
6.63%, 08/15/15	100,000	83,250
Lehman Brothers Holdings, Inc.
5.25%, 02/06/12#	130,000	16,900
6.00%, 05/03/32#	45,000	225
6.88%, 07/17/37#	695,000	3,475

See Notes to Schedules of Investments.	59

Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Leiner Health Products, Inc.
11.00%, 06/01/12#	$285,000	$14,962
Lennar Corporation
5.60%, 05/31/15	1,400,000	917,000
Level 3 Communications, Inc.
3.50%, 06/15/12	195,000	138,694
Level 3 Financing, Inc.
9.25%, 11/01/14	260,000	197,600
8.75%, 02/15/17	1,185,000	865,050
Mariner Energy, Inc.
8.00%, 05/15/17	70,000	59,500
Marsh & McLennan Cos., Inc.
5.88%, 08/01/33	1,000,000	840,085
Maxtor Corporation
5.75%, 03/01/12@	116,000	107,300
MBIA Insurance Corporation
14.00%, 01/15/33 144A†Δ	435,000	252,507
Merrill Lynch & Co., Inc.
6.11%, 01/29/37	2,000,000	1,392,160
Metals USA, Inc.
11.13%, 12/01/15	140,000	135,100
MetroPCS Wireless, Inc.
9.25%, 11/01/14	40,000	37,600
Michaels Stores, Inc.
11.38%, 11/01/16Δ	50,000	23,875
Midwest Generation LLC
8.30%, 07/02/09	35,781	36,252
Mirant Mid-Atlantic LLC
9.13%, 06/30/17	152,070	164,235
Morgan Stanley
4.75%, 04/01/14	50,000	26,533
Motorola, Inc.
6.50%, 09/01/25Δ	720,000	553,619
6.50%, 11/15/28	155,000	116,112
6.63%, 11/15/37	625,000	456,784
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	1,132,298
Neiman-Marcus Group, Inc.
9.00%, 10/15/15 PIKΔ	355,000	299,088
7.13%, 06/01/28	30,000	21,900
Nevada Power Co.
8.25%, 06/01/11	290,000	311,027
5.88%, 01/15/15	100,000	94,968
NewPage Corporation
9.05%, 05/01/12†	265,000	238,500
Nextel Communications, Inc.
5.95%, 03/15/14	970,000	650,587
7.38%, 08/01/15	1,615,000	1,066,504
Noranda Aluminium Holding Corporation
8.58%, 11/15/14†	90,000	59,850
Norcraft Holdings LP
12.91%, 09/01/12 STEPΩ	195,000	176,475
Nortek, Inc.
8.50%, 09/01/14	15,000	8,625
Nortel Networks Corporation
2.13%, 04/15/14Δ	2,835,000	1,371,431
Northern Telecom Capital
7.88%, 06/15/26	460,000	186,300
NRG Energy, Inc.
7.38%, 02/01/16	300,000	270,750
NTK Holdings, Inc.
52.87%, 03/01/14ΩΔ	160,000	69,600
Oncor Electric Delivery Co.
6.38%, 01/15/15	100,000	90,705
Orion Power Holdings, Inc.
12.00%, 05/01/10	55,000	53,625
Owens Corning, Inc.
7.00%, 12/01/36	220,000	177,324
Panhandle Eastern Pipeline Co.
7.00%, 06/15/18Δ	1,100,000	1,040,711
Pemex Project Funding Master Trust
6.63%, 06/15/35	1,810,000	1,666,630
Penhall International Corporation
12.00%, 08/01/14 144A	205,000	142,475
PetroHawk Energy Corporation
9.13%, 07/15/13	70,000	66,150
Pioneer Natural Resources Co.
5.88%, 07/15/16Δ	900,000	779,887
7.20%, 01/15/28	315,000	272,770
Qwest Capital Funding, Inc.
6.50%, 11/15/18	225,000	164,812
Qwest Communications International, Inc.
6.30%, 02/15/09†	33,000	32,752
7.25%, 02/15/11	35,000	33,337
7.50%, 02/15/14	20,000	17,400
Qwest Corporation
7.88%, 09/01/11	100,000	96,500
6.03%, 06/15/13†	100,000	85,500
7.63%, 06/15/15	300,000	262,500
6.50%, 06/01/17Δ	65,000	52,325
7.50%, 06/15/23	125,000	98,750
7.25%, 09/15/25	90,000	67,500
6.88%, 09/15/33	3,500,000	2,371,250
7.25%, 10/15/35	110,000	78,650
Realogy Corporation
12.38%, 04/15/15Δ	235,000	81,075
Residential Capital LLC
9.63%, 05/15/15 144A	667,000	163,415
RH Donnelley Corporation
6.88%, 01/15/13Δ	320,000	126,400
RSC Equipment Rental, Inc.
9.50%, 12/01/14Δ	160,000	122,000
Ryerson, Inc.
12.00%, 11/01/15 144A	160,000	136,800
Sbarro, Inc.
10.38%, 02/01/15Δ	70,000	48,300
Sequa Corporation
11.75%, 12/01/15 144A	50,000	42,250
13.50%, 12/01/15 PIK 144A	51,687	43,676
Service Corporation International
7.50%, 04/01/27	75,000	57,750
SLM Corporation
6.50%, 06/15/10(Z)	275,000	141,555
5.38%, 01/15/13	650,000	426,120
5.00%, 10/01/13	380,000	235,834
4.75%, 03/17/14(E)	170,000	163,962
5.38%, 05/15/14	1,000,000	620,674
8.45%, 06/15/18	769,000	523,667
Smurfit-Stone Container Enterprises, Inc.
8.00%, 03/15/17Δ	335,000	262,975
Sprint Capital Corporation
8.38%, 03/15/12	60,000	54,039

60	See Notes to Schedules of Investments.

	Par	Value
Steel Dynamics, Inc.
7.38%, 11/01/12	$45,000	$41,400
Stone Energy Corporation
8.25%, 12/15/11Δ	115,000	107,525
Suburban Propane Partners LP
6.88%, 12/15/13	145,000	129,050
Sungard Data Systems, Inc.
10.25%, 08/15/15Δ	190,000	165,775
Swift Transportation Co., Inc.
10.55%, 05/15/15 144A†	50,000	15,750
12.50%, 05/15/17 144AΔ	180,000	60,300
Tenet Healthcare Corporation
6.38%, 12/01/11	110,000	106,288
7.38%, 02/01/13Δ	1,100,000	1,006,500
9.88%, 07/01/14Δ	375,000	367,500
6.88%, 11/15/31	85,000	58,225
Time Warner Cable, Inc.
5.85%, 05/01/17	1,200,000	1,058,960
Time Warner, Inc.
6.88%, 05/01/12	90,000	89,304
Toledo Edison Co.
6.15%, 05/15/37	125,000	102,073
Toys “R” Us, Inc.
7.38%, 10/15/18Δ	335,000	219,425
TRW Automotive, Inc.
6.38%, 03/15/14 144A(E)	147,000	161,418
Tube City IMS Corporation
9.75%, 02/01/15	80,000	71,600
Unicredito Italiano Capital Trust III
4.03%, 10/29/49(E)†	250,000	245,279
United Rentals, Inc.
7.00%, 02/15/14	655,000	461,775
UnitedHealth Group, Inc.
5.80%, 03/15/36	790,000	601,095
Universal Hospital Services, Inc.
6.30%, 06/01/15†	20,000	17,700
8.50%, 06/01/15 PIK	20,000	18,750
US Investigations Services, Inc.
10.50%, 11/01/15 144A	150,000	134,250
US Oncology Holdings, Inc.
8.33%, 03/15/12 PIK	107,104	82,470
USG Corporation
6.30%, 11/15/16	1,250,000	950,000
Valor Telecommunications Enterprises Finance Corporation
7.75%, 02/15/15Δ	125,000	119,219
Vanguard Health Holding Co. II LLC
9.00%, 10/01/14	220,000	213,400
Verizon Global Funding Corporation
6.88%, 06/15/12	30,000	30,557
Visteon Corporation
8.25%, 08/01/10Δ	57,000	47,595
12.25%, 12/31/16 144AΔ	145,000	87,725
W&T Offshore, Inc.
8.25%, 06/15/14 144A	50,000	40,250
Wachovia Corporation
5.25%, 08/01/14	120,000	73,665
Waste Management, Inc.
7.38%, 08/01/10	50,000	51,798
7.38%, 05/15/29	50,000	47,465
Western Union Co.
6.20%, 11/17/36	620,000	485,879
Westvaco Corporation
8.20%, 01/15/30	150,000	141,131
7.95%, 02/15/31	135,000	129,566
Weyerhaeuser Co.
6.75%, 03/15/12	120,000	118,690
Whiting Petroleum Corporation
7.00%, 02/01/14	130,000	111,150
Williams Cos., Inc.
7.13%, 09/01/11	525,000	517,459
7.50%, 01/15/31	130,000	118,600
Windstream Corporation
8.63%, 08/01/16	650,000	602,875
Xerox Corporation
9.75%, 01/15/09	500,000	508,360
XTO Energy, Inc.
7.50%, 04/15/12	30,000	31,442

Total Corporate Bonds (Cost $101,680,036)		84,115,102

FOREIGN BONDS — 34.7%
Argentina — 0.2%
Republic of Argentina
7.00%, 09/12/13	488,000	332,312

Australia — 1.7%
National Capital Instruments LLC
6.07%, 12/29/49(E)†	150,000	149,931
New South Wales Treasury Corporation
7.00%, 12/01/10(A)	2,825,000	2,285,145
Queensland Treasury Corporation
6.00%, 06/14/11(A)	1,220,000	969,449

		3,404,525

Bermuda — 0.5%
White Mountains Re Group, Ltd.
6.38%, 03/20/17Δ	1,250,000	1,105,692

Brazil — 3.0%
Brazil Notas do Tesouro Nacional, Series F
10.00%, 07/01/10(B)	2,000,000	980,771
10.00%, 01/01/12(B)	2,000,000	934,147
Federative Republic of Brazil
10.25%, 01/10/28(B)	6,000,000	2,785,748
11.00%, 08/17/40Δ	1,210,000	1,520,062

		6,220,728

Canada — 7.7%
Bell Canada
5.00%, 02/15/17(C)	410,000	304,284
6.55%, 05/01/29(C)	380,000	271,454
7.30%, 02/23/32 144A(C)	640,000	494,314
6.10%, 03/16/35 144A(C)	380,000	259,907
Bombardier, Inc.
7.25%, 11/15/16(E)	161,000	209,407
Canadian Government
5.25%, 06/01/12(C)	10,000,000	10,099,413
Conoco Funding Co.
6.35%, 10/15/11	70,000	72,543

See Notes to Schedules of Investments.	61

Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Methanex Corporation
8.75%, 08/15/12	$70,000	$72,100
Nortel Networks, Ltd.
6.88%, 09/01/23	380,000	142,500
Novelis, Inc.
7.25%, 02/15/15	115,000	100,625
OPTI Canada, Inc.
7.88%, 12/15/14	100,000	89,000
8.25%, 12/15/14	70,000	63,000
Province of Manitoba
6.38%, 09/01/15(Z)	815,000	529,215
Province of Quebec
6.75%, 11/09/15(Z)	2,650,000	1,781,120
Rogers Cable, Inc.
7.88%, 05/01/12Δ	240,000	249,816
Rogers Wireless, Inc.
9.63%, 05/01/11	450,000	482,501
Stone Container Finance
7.38%, 07/15/14	650,000	503,750
Sun Media Corporation
7.63%, 02/15/13	100,000	92,500

		15,817,449

Cayman Islands — 0.9%
MUFG Capital Finance 2, Ltd.
4.85%, 07/25/36(E)†	500,000	484,669
Odebrecht Finance, Ltd.
7.50%, 10/18/17	100,000	91,250
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A†	120,000	50,373
SMFG Preferred Capital, Ltd.
6.16%, 12/31/49(U)†	350,000	456,398
Vale Overseas, Ltd.
6.88%, 11/21/36	927,000	829,764

		1,912,454

Colombia — 0.2%
Republic of Colombia
7.38%, 09/18/37	400,000	401,400

Denmark — 0.2%
Nordic Telephone Co. Holdings ApS
8.88%, 05/01/16 144A	265,000	242,475
10.46%, 05/01/16(E)†	111,000	143,764

		386,239

Ecuador — 0.1%
Republic of Ecuador
10.00%, 08/15/30 STEP	150,000	109,500

Egypt — 0.9%
Egypt Treasury Bills
13.84%, 03/03/09Ω(Y)	6,975,000	1,206,787
13.82%, 04/14/09Ω(Y)	3,375,000	574,908

		1,781,695

Finland — 0.2%
M-real OYJ
9.33%, 12/15/10(E)†	300,000	348,535

France — 1.1%
Akerys Holdings SA
8.21%, 08/01/14 144A(E)†	260,000	65,885
AXA SA
6.21%, 10/05/49(E)†	360,000	341,638
Banque Federative du Credit Mutuel
4.47%, 10/28/35(E)†	157,000	150,805
Compagnie Generale de Geophysique - Veritas
7.50%, 05/15/15(E)Δ	90,000	86,400
Credit Agricole SA
4.13%, 11/09/49(E)†Δ	500,000	474,779
Dexia Credit Local
4.30%, 11/18/49(E)†	500,000	375,142
Europcar Groupe SA
8.47%, 05/15/13(E)†	155,000	155,201
French Government Bond
6.44%, 10/25/32(E)Ω	1,030,000	459,203
Zlomrex International Finance SA
8.50%, 02/01/14(E)	200,000	159,081

		2,268,134

Germany — 0.7%
Bayerische Landesbank
5.75%, 10/23/17(E)†	550,000	680,715
HSH Nordbank AG
5.16%, 02/14/17(E)†	52,000	59,409
HT1 Funding GmbH
6.35%, 07/29/49(E)†	450,000	396,766
Kabel Deutschland GmbH
10.75%, 07/01/14(E)	106,000	143,258
Kreditanstalt fuer Wiederaufbau
10.75%, 02/01/10(I)	26,800,000	254,174

		1,534,322

Hungary — 1.0%
Hungary Government Bond
6.00%, 10/24/12(H)	206,970,000	1,074,436
5.50%, 02/12/14(H)	210,000,000	1,051,758

		2,126,194

Iceland — 0.3%
Kaupthing Bank HF
5.75%, 10/04/11 144A	100,000	79,539
7.13%, 05/19/16 144A	150,000	91,449
6.13%, 10/04/16	700,000	454,557

		625,545

Ireland — 0.8%
Ardagh Glass Finance PLC
7.13%, 06/15/17(E)	112,000	119,438
7.13%, 06/15/17 144A(E)	85,000	87,653
Ardagh Glass Group PLC
10.75%, 03/01/15	85,000	98,123
Elan Finance PLC
7.75%, 11/15/11	875,000	796,250
8.88%, 12/01/13	235,000	198,575
Smurfit Kappa Funding PLC
7.75%, 04/01/15(E)Δ	200,000	229,471
Vimpel Communications
8.38%, 04/30/13 144A	100,000	79,577

		1,609,087

62	See Notes to Schedules of Investments.

	Par	Value
Italy — 0.1%
Banco Popolare SC
6.16%, 06/29/49(E)†	$200,000	$187,121

Japan — 1.4%
Japanese 20-Year Government Bond
2.10%, 03/20/27(J)	84,000,000	792,176
Japanese 30-Year Government Bond
2.30%, 12/20/36(J)	74,000,000	694,670
Japanese Government CPI Linked Bond
1.30%, 09/10/17(J)	98,000,000	884,494
Resona Bank, Ltd.
5.99%, 08/10/49(U)†	300,000	477,404

		2,848,744

Jersey — 0.3%
HSBC Capital Funding LP
5.13%, 12/29/49(E)†	420,000	464,949
RZB Finance Jersey IV, Ltd.
5.17%, 05/16/16(E)†	250,000	252,400

		717,349

Kazakhstan — 0.1%
KazMunaiGaz Finance Sub BV
8.38%, 07/02/13	230,000	198,950

Luxembourg — 1.6%
Evraz Group SA
8.88%, 04/24/13 144A	160,000	122,400
9.50%, 04/24/18	100,000	72,500
Fortis Hybrid Financing
5.13%, 06/29/49(E)†Δ	250,000	158,864
Gaz Capital for Gazprom
6.21%, 11/22/16 144A	200,000	158,652
Gaz Capital SA
7.29%, 08/16/37Δ	190,000	136,895
HSH Nordbank Luxembourg
7.41%, 06/30/49(E)†	450,000	364,552
Kuznetski Capital for Bank of Moscow
6.81%, 05/10/17†	271,000	177,505
Lecta SA
7.59%, 02/15/14(E)†	200,000	191,460
7.59%, 02/15/14 144A(E)†	102,000	98,722
RSHB Capital SA for OJSC Russian Agricultural Bank
7.13%, 01/14/14	120,000	99,900
6.97%, 09/21/16†Δ	100,000	79,615
6.30%, 05/15/17 144A	386,000	276,531
TNK-BP Finance SA
7.50%, 07/18/16 144A	250,000	175,625
7.88%, 03/13/18	870,000	611,871
Tyco International Group SA
6.38%, 10/15/11	90,000	90,795
UBS Luxembourg SA for OJSC Vimpel Communications
8.25%, 05/23/16	255,000	184,607
Wind Acquisition Finance SA
9.75%, 12/01/15(E)	53,000	67,898
9.75%, 12/01/15 144A(E)	200,000	256,219

		3,324,611

Mexico — 2.2%
Axtel SAB de CV
7.63%, 02/01/17	20,000	17,884
7.63%, 02/01/17 144A	490,000	438,158
Kansas City Southern de Mexico SA de CV
7.63%, 12/01/13	140,000	134,400
Mexican Bonos
9.00%, 06/20/13(M)	12,000,000	1,125,585
8.00%, 12/07/23(M)	30,500,000	2,682,210
United Mexican States
6.05%, 01/11/40	20,000	18,020

		4,416,257

Netherlands — 2.5%
ABN Amro Bank NV
4.31%, 02/10/49(E)†	595,000	517,954
Arpeni Pratama Ocean Line Investment BV
8.75%, 05/03/13	160,000	109,600
Carlson Wagonlit BV
10.71%, 05/01/15 144A(E)†	200,000	181,606
Clondalkin Acquisition BV
6.96%, 12/15/13 144A(E)†	66,000	74,680
Clondalkin Industries BV
8.00%, 03/15/14 144A(E)	150,000	144,651
Deutsche Telekom International Finance BV
5.75%, 03/23/16Δ	80,000	71,467
ELM BV for Swiss Life Insurance & Pension Group
5.85%, 04/12/49(E)†	300,000	269,304
ELM BV for Swiss Reinsurance Co.
5.25%, 05/25/49(E)†	400,000	348,284
Fresenius Finance BV
5.50%, 01/31/16(E)	136,000	150,296
GMAC International Finance BV
5.75%, 05/21/10(E)Δ	632,000	597,229
Impress Holdings BV
8.09%, 09/15/13 144A(E)†	200,000	247,068
9.25%, 09/15/14 144A(E)	150,000	175,271
Lukoil International Finance BV
6.36%, 06/07/17	650,000	502,028
NXP BV
9.50%, 10/15/15Δ	90,000	46,575
OI European Group BV
6.88%, 03/31/17 144A(E)	220,000	266,355
SNS Reaal
6.26%, 03/17/38(E)†	260,000	237,076
TuranAlem Finance BV
7.13%, 12/21/09(U)	650,000	813,297
UPC Holding BV
8.00%, 11/01/16(E)	304,000	331,677

		5,084,418

Panama — 0.2%
Republic of Panama
9.38%, 04/01/29	80,000	99,600
6.70%, 01/26/36	325,000	308,750

		408,350

See Notes to Schedules of Investments.	63

Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Peru — 0.0%
Republic of Peru
8.38%, 05/03/16	$30,000	$32,100
7.35%, 07/21/25Δ	40,000	40,000
6.55%, 03/14/37Δ	19,000	17,527

		89,627

Russia — 0.8%
RSHB Capital SA for OJSC Russian Agricultural Bank
9.50%, 02/11/11 144A(R)	16,277,500	621,242
Russian Bonds
6.79%, 10/29/09(R)	10,040,000	381,396
7.00%, 10/29/09(R)	3,350,000	119,904
Russian Federation
7.50%, 03/31/30 STEP	592,970	607,883

		1,730,425

South Africa — 0.2%
Edcon Holdings Proprietary, Ltd.
10.46%, 06/15/15(E)†	320,000	218,490
Edcon Proprietary, Ltd.
8.21%, 06/15/14 144A(E)†	67,000	58,716
New Reclamation Group (Proprietary), Ltd.
8.13%, 02/01/13 144A(E)	153,040	156,200

		433,406

Supranational — 0.5%
Inter-American Development Bank
4.98%, 09/23/13(N)Ω	15,900,000,000	962,093

Sweden — 0.1%
Corral Finans AB
6.46%, 04/15/10 PIK 144A(E)	148,462	174,519

Thailand — 0.2%
True Move Co., Ltd.
10.75%, 12/16/13 144A	461,000	313,480

Turkey — 2.4%
Republic of Turkey
14.00%, 01/19/11(L)	3,440,000	2,460,433
10.00%, 02/15/12(L)Ω	1,190,000	874,128
6.88%, 03/17/36Δ	1,695,000	1,500,075

		4,834,636

United Kingdom — 1.9%
Ashtead Holdings PLC
8.63%, 08/01/15 144AΔ	160,000	138,400
Barclays Bank PLC
6.37%, 12/15/49(U)†	350,000	438,340
FCE Bank PLC
6.14%, 09/30/09(E)†	470,000	586,400
7.13%, 01/16/12(E)	200,000	200,667
First Hydro Finance PLC
9.00%, 07/31/21(U)	100,000	184,931
Lloyds TSB Bank PLC
4.39%, 05/12/17(E)†	470,000	418,337
Royal Bank of Scotland Group PLC
7.09%, 10/29/49(E)†	500,000	469,958
Virgin Media Finance PLC
9.75%, 04/15/14(U)	450,000	636,703
9.13%, 08/15/16Δ	860,000	724,550

		3,798,286

Venezuela — 0.4%
Republic of Venezuela
8.50%, 10/08/14	26,000	20,540
5.75%, 02/26/16Δ	835,000	537,990
9.38%, 01/13/34	207,000	144,383
Venezuela Government Bond
7.00%, 03/31/38	246,000	142,680

		845,593

Virgin Islands (British) — 0.3%
GTL Trade Finance, Inc.
7.25%, 10/20/17 144AΔ	309,000	296,747
7.25%, 10/20/17	320,000	289,920

		586,667

Total Foreign Bonds (Cost $82,387,683)		70,938,343

MORTGAGE-BACKED SECURITIES — 12.3%
Bayview Commercial Asset Trust
3.44%, 07/25/36 144A†	285,561	215,721
Countrywide Alternative Loan Trust
3.42%, 07/20/35†	538,966	357,867
Countrywide Home Loan Mortgage Pass-Through Trust
3.61%, 09/25/35 144A†	699,370	614,021
Federal Home Loan Mortgage Corporation
5.50%, 12/17/37	3,132,698	3,118,718
5.00%, 03/01/38	3,423,393	3,336,868
Federal National Mortgage Association
5.00%, 10/01/23 TBA	1,300,000	1,290,656
5.50%, 10/01/23 TBA	1,300,000	1,310,156
6.50%, 10/01/36	659,230	676,718
5.50%, 10/01/37 TBA	4,400,000	4,387,627
5.00%, 10/01/38 TBA	7,200,000	7,015,500
Government National Mortgage Association
6.00%, 10/01/38 TBA	200,000	202,564
6.00%, 10/22/38 TBA	800,000	811,750
MASTR Adjustable Rate Mortgages Trust
4.09%, 12/25/46†	796,218	430,274
MASTR Reperforming Loan Trust
3.56%, 05/25/35 144A†	732,161	575,991
Thornburg Mortgage Securities Trust
3.38%, 01/25/36†	703,235	698,381

Total Mortgage-Backed Securities (Cost $25,956,619)		25,042,812

64	See Notes to Schedules of Investments.

	Number of Contracts	Value
PURCHASED OPTIONS — 0.1%
Call Options — 0.1%
90-Day Sterling Futures, Strike Price $94.50, Expires 03/19/09	90	$133,005

Total Purchased Options (Cost $239,702)		133,005

	Shares
COMMON STOCK — 0.1%
Financial Services — 0.1%
Freddie MacΔ (Cost $ 1,464,410)	104,601	178,868

PREFERRED STOCKS — 0.6%
Bank of America Corporation CONV	500	419,000
CIT Group, Inc.Δ	4,849	37,580
El Paso Energy Capital Trust I CONV	500	16,650
Fannie MaeΔ	19,350	45,377
Freddie MacΔ	35,125	48,814
General Motors Corporation CONV	140	1,120
Lehman Brothers Holdings, Inc.#Δ	6,418	1,063
Lucent Technologies Capital Trust I CONV	1,891	737,490

Total Preferred Stocks (Cost $3,560,039)		1,307,094

MONEY MARKET FUNDS — 24.0%
GuideStone Money Market Fund (GS4 Class)¥	19,457,359	19,457,359
Northern Institutional Liquid Assets Portfolio§	29,595,509	29,595,509

Total Money Market Funds (Cost $49,052,868)		49,052,868

	Par
U.S. TREASURY OBLIGATIONS — 2.6%
U.S. Treasury Bonds
6.25%, 05/15/30Δ	$570,000	716,063
4.75%, 02/15/37Δ	530,000	567,101

		1,283,164

U.S. Treasury Inflationary Index Bonds
2.00%, 01/15/16Δ	900,000	985,490
3.88%, 04/15/29Δ	1,260,000	2,049,384

		3,034,874

U.S. Treasury Notes
4.50%, 04/30/12Δ	30,000	31,987
4.50%, 05/15/17	920,000	969,810

		1,001,797

Total U.S. Treasury Obligations (Cost $5,273,174)		5,319,835

TOTAL INVESTMENTS — 119.1% (Cost $278,014,509)		243,450,703
Liabilities in Excess of Other Assets — (19.1)%		(39,026,337)

NET ASSETS — 100.0%		$204,424,366

PORTFOLIO SUMMARY (based on net assets)

%
Corporate Bonds	41.1
Foreign Bonds	34.7
Money Market Funds	24.0
Mortgage-Backed Securities	12.3
Futures Contracts	4.6
Asset-Backed Securities	3.4
U.S. Treasury Obligations	2.6
Preferred Stocks	0.6
Agency Obligations	0.2
Common Stock	0.1
Purchased Options	0.1
Forward Foreign Currency Contracts	(1.0)

122.7

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$50,657,378	$69,840
Level 2 — Other Significant Observable Inputs	192,793,325	1,880,956
Level 3 — Significant Unobservable Inputs	—	—

Total	$243,450,703	$1,950,796

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.	65

Equity Index Fund
SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.9%
Auto & Transportation — 2.7%
Burlington Northern Santa Fe Corporation	10,900	$1,007,487
CH Robinson Worldwide, Inc.Δ	6,500	331,240
CSX Corporation	15,300	834,921
Expeditors International Washington, Inc.	8,100	282,204
FedEx Corporation	11,700	924,768
Ford Motor Co.Δ*	86,293	448,724
General Motors CorporationΔ	21,700	205,065
Genuine Parts Co.	6,200	249,302
Goodyear Tire & Rubber Co. (The)*	9,100	139,321
Harley-Davidson, Inc.Δ	9,000	335,700
Norfolk Southern Corporation	14,200	940,182
PACCAR, Inc.Δ	13,868	529,619
Southwest Airlines Co.	27,600	400,476
Union Pacific Corporation	19,300	1,373,388
United Parcel Service, Inc. Class B	38,500	2,421,265

		10,423,662

Consumer Discretionary — 9.5%
Allied Waste Industries, Inc.*	12,300	136,653
Amazon.com, Inc.*	12,084	879,232
Apollo Group, Inc. Class A*	4,121	244,375
AutoNation, Inc.Δ*	4,125	46,365
AutoZone, Inc.*	1,600	197,344
Avon Products, Inc.	16,100	669,277
Bed Bath & Beyond, Inc.*	9,800	307,818
Best Buy Co., Inc.	12,825	480,937
Big Lots, Inc.Δ*	3,100	86,273
Black & Decker CorporationΔ	2,300	139,725
Carnival Corporation	16,500	583,275
CBS Corporation Class B	25,800	376,164
Cintas Corporation	5,000	143,550
Coach, Inc.*	12,800	320,512
Convergys CorporationΔ*	4,700	69,466
Costco Wholesale Corporation	16,400	1,064,852
Darden Restaurants, Inc.Δ	5,450	156,034
Dillard’s, Inc. Class AΔ	2,300	27,140
DIRECTV Group, Inc. (The)Δ*	21,900	573,123
Donnelley (R.R.) & Sons Co.	8,000	196,240
Eastman Kodak Co.Δ	11,000	169,180
eBay, Inc.*	41,500	928,770
Electronic Arts, Inc.*	12,300	454,977
Estee Lauder Cos., Inc. Class AΔ	4,300	214,613
Expedia, Inc.Δ*	8,039	121,469
Family Dollar Stores, Inc.	5,300	125,610
Fastenal Co.Δ	4,900	242,011
GameStop Corporation Class A*	6,100	208,681
Gannett Co., Inc.Δ	8,700	147,117
Gap, Inc. (The)	17,500	311,150
Harman International Industries, Inc.Δ	2,300	78,361
Hasbro, Inc.	5,000	173,600
Home Depot, Inc. (The)	64,120	1,660,067
International Flavors & Fragrances, Inc.Δ	3,000	118,380
Interpublic Group Cos., Inc.Δ*	18,048	139,872
Jones Apparel Group, Inc.Δ	3,400	62,934
Kimberly-Clark Corporation	15,800	1,024,472
Kohl’s Corporation*	11,600	534,528
Leggett & Platt, Inc.Δ	6,100	132,919
Limited Brands	11,200	193,984
Liz Claiborne, Inc.Δ	3,808	62,565
Lowe’s Cos., Inc.	55,500	1,314,795
Macy’s, Inc.	16,012	287,896
Marriott International, Inc. Class A	11,200	292,208
Mattel, Inc.	13,700	247,148
McDonald’s Corporation	42,700	2,634,590
McGraw-Hill Co., Inc. (The)	12,100	382,481
Meredith CorporationΔ	1,400	39,256
Monster Worldwide, Inc.Δ*	4,900	73,059
New York Times Co. Class AΔ	4,400	62,876
Newell Rubbermaid, Inc.	10,500	181,230
NIKE, Inc. Class BΔ	14,800	990,120
Nordstrom, Inc.Δ	6,000	172,920
Office Depot, Inc.*	10,500	61,110
Omnicom Group, Inc.	12,100	466,576
Penney (JC) Co., Inc.	8,400	280,056
Polo Ralph Lauren CorporationΔ	2,200	146,608
RadioShack CorporationΔ	4,900	84,672
Robert Half International, Inc.	6,000	148,500
Scripps Networks Interactive, Inc.Δ	3,400	123,454
Sears Holdings CorporationΔ*	2,189	204,672
Snap-On, Inc.	2,200	115,852
Stanley Works (The)Δ	3,000	125,220
Staples, Inc.	26,600	598,500
Starbucks CorporationΔ*	27,500	408,925
Starwood Hotels & Resorts Worldwide, Inc.	7,200	202,608
Target Corporation	28,900	1,417,545
Tiffany & Co.	4,800	170,496
Time Warner, Inc.	135,500	1,776,405
TJX Cos., Inc.	16,000	488,320
VF Corporation	3,300	255,123
Wal-Mart Stores, Inc.	85,200	5,102,628
Walt Disney Co. (The)	71,702	2,200,534
Washington Post Co.Δ	231	128,612
Waste Management, Inc.	18,500	582,565
Whirlpool CorporationΔ	2,795	221,590
Wyndham Worldwide Corporation	6,780	106,514
Yum! Brands, Inc.	17,800	580,458

		36,479,737

Consumer Staples — 7.3%
Campbell Soup Co.	8,100	312,660
Clorox Co.Δ	5,200	325,988
Coca-Cola Co. (The)	75,400	3,987,152
Coca-Cola Enterprises, Inc.	11,600	194,532
Colgate-Palmolive Co.	19,200	1,446,720
ConAgra Foods, Inc.	17,200	334,712
Dean Foods Co.*	5,500	128,480
General Mills, Inc.	12,700	872,744
Heinz (H.J.) Co.	11,900	594,643
Hershey Co. (The)Δ	6,300	249,102
Kellogg Co.	9,500	532,950
Kraft Foods, Inc. Class A	57,300	1,876,575
Kroger Co.	25,000	687,000
McCormick & Co., Inc.	4,900	188,405
Pepsi Bottling Group, Inc.	5,100	148,767
PepsiCo, Inc.	59,640	4,250,543
Procter & Gamble Co.	115,417	8,043,411

66	See Notes to Schedules of Investments.

	Shares	Value
Safeway, Inc.	16,500	$391,380
Sara Lee Corporation	26,700	337,221
SUPERVALU, Inc.	8,048	174,641
SYSCO Corporation	22,700	699,841
Tyson Foods, Inc. Class A	10,900	130,146
Walgreen Co.	37,400	1,157,904
Whole Foods Market, Inc.Δ	5,300	106,159
Wrigley (W.M.), Jr. Co.	8,125	645,125

		27,816,801

Financial Services — 17.0%
AFLAC, Inc.	18,000	1,057,500
Allstate Corporation (The)	20,852	961,694
American Capital, Ltd.Δ	8,100	206,631
American Express Co.	43,800	1,551,834
American International Group, Inc.	101,992	339,633
Ameriprise Financial, Inc.	8,440	322,408
AON Corporation	10,800	485,568
Apartment Investment & Management Co. Class A REITΔ	3,289	115,184
Assurant, Inc.	4,300	236,500
Automatic Data Processing, Inc.	19,600	837,900
AvalonBay Communities, Inc. REIT	2,900	285,418
Bank of America Corporation	173,517	6,073,095
Bank of New York Mellon Corporation	43,762	1,425,778
BB&T CorporationΔ	20,700	782,460
Block (H&R), Inc.	12,300	279,825
Boston Properties, Inc. REITΔ	4,700	440,202
Capital One Financial Corporation	14,437	736,287
CB Richard Ellis Group, Inc. Class AΔ*	6,700	89,579
Chubb Corporation	13,800	757,620
CIGNA Corporation	10,500	356,790
Cincinnati Financial Corporation	6,186	175,930
CIT Group, Inc.Δ	10,700	74,472
Citigroup, Inc.	206,330	4,231,828
CME Group, Inc.Δ	2,555	949,208
Comerica, Inc.Δ	5,800	190,182
Developers Diversified Realty Corporation REITΔ	4,500	142,605
Discover Financial Services	18,300	252,906
E*TRADE Financial CorporationΔ*	17,500	49,000
Equifax, Inc.	5,000	172,250
Equity Residential Properties Trust REIT	10,200	452,982
Federated Investors, Inc. Class BΔ	3,600	103,860
Fidelity National Information Services, Inc.	6,900	127,374
Fifth Third BancorpΔ	21,494	255,779
First Horizon National CorporationΔ	7,193	67,325
Fiserv, Inc.*	6,200	293,384
Franklin Resources, Inc.	5,900	519,967
General Growth Properties, Inc. REITΔ	8,800	132,880
Genworth Financial, Inc. Class A	16,600	142,926
Goldman Sachs Group, Inc.	16,554	2,118,912
Hartford Financial Services Group, Inc.	11,400	467,286
HCP, Inc. REIT	9,296	373,049
Host Hotels & Resorts, Inc. REITΔ	20,000	265,800
Hudson City Bancorp, Inc.	20,300	374,535
Huntington Bancshares, Inc.Δ	14,000	111,860
IntercontinentalExchange, Inc.*	2,800	225,904
Invesco, Ltd.	14,700	308,406
Janus Capital Group, Inc.	5,700	138,396
JPMorgan Chase & Co.	139,989	6,537,486
KeyCorpΔ	18,400	219,696
Kimco Realty Corporation REITΔ	9,000	332,460
Legg Mason, Inc.Δ	5,240	199,434
Leucadia National CorporationΔ	6,600	299,904
Lincoln National Corporation	9,819	420,332
Loews Corporation	13,691	540,658
M&T Bank CorporationΔ	2,800	249,900
Marsh & McLennan Cos., Inc.	19,300	612,968
Marshall & Ilsley CorporationΔ	9,800	197,470
Mastercard, Inc. Class AΔ	2,800	496,524
MBIA, Inc.Δ	7,400	88,060
Merrill Lynch & Co., Inc.	58,480	1,479,544
MetLife, Inc.Δ	26,400	1,478,400
MGIC Investment CorporationΔ	4,300	30,229
Moody’s Corporation	7,700	261,800
Morgan Stanley	42,500	977,500
National City CorporationΔ	27,857	48,750
Northern Trust Corporation	8,357	603,375
NYSE EuronextΔ	10,300	403,554
Paychex, Inc.	12,200	402,966
Plum Creek Timber Co., Inc. REITΔ	6,500	324,090
PNC Financial Services Group, Inc.	13,000	971,100
Principal Financial Group	9,800	426,202
Progressive Corporation (The)	25,696	447,111
ProLogis REIT	10,000	412,700
Prudential Financial, Inc.	16,200	1,166,400
Public Storage REITΔ	4,625	457,921
Regions Financial CorporationΔ	26,329	252,758
Ryder System, Inc.Δ	2,200	136,400
Schwab (Charles) Corporation (The)	35,106	912,756
Simon Property Group, Inc. REITΔ	8,600	834,200
SLM Corporation*	17,800	219,652
Sovereign Bancorp, Inc.	20,065	79,257
State Street Corporation	16,300	927,144
SunTrust Banks, Inc.Δ	13,600	611,864
T. Rowe Price Group, Inc.Δ	9,800	526,358
Torchmark CorporationΔ	3,300	197,340
Total System Services, Inc.	7,387	121,147
Travelers Cos., Inc.	22,456	1,015,011
Unum Group	13,100	328,810
US BancorpΔ	66,600	2,398,932
Vornado Realty Trust REIT	5,400	491,130
Wachovia CorporationΔ	82,683	289,390
Wells Fargo & Co.	125,460	4,708,514
Western Union Co.	27,917	688,712
XL Capital, Ltd. Class AΔ	11,600	208,104
Zions BancorporationΔ	4,100	158,670

		65,253,595

See Notes to Schedules of Investments.	67

Equity Index Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Healthcare — 13.4%
Abbott Laboratories	58,800	$3,385,704
Aetna, Inc.	17,900	646,369
Allergan, Inc.	11,630	598,945
AmerisourceBergen Corporation	6,044	227,557
Amgen, Inc.*	40,365	2,392,434
Applied Biosystems, Inc.	6,700	229,475
Bard (C.R.), Inc.	3,700	351,019
Baxter International, Inc.	23,700	1,555,431
Becton Dickinson & Co.	9,200	738,392
Biogen Idec, Inc.*	11,130	559,728
Boston Scientific Corporation*	57,600	706,752
Bristol-Myers Squibb Co.	75,100	1,565,835
Cardinal Health, Inc.	13,479	664,245
Celgene Corporation*	17,100	1,082,088
Conventry Health Care, Inc.*	5,730	186,511
Covidien, Ltd.	19,246	1,034,665
CVS Caremark Corporation	54,327	1,828,647
DaVita, Inc.*	4,000	228,040
Eli Lilly & Co.	37,800	1,664,334
Express Scripts, Inc.*	9,338	689,331
Forest Laboratories, Inc.*	11,600	328,048
Genzyme Corporation*	10,100	816,989
Gilead Sciences, Inc.*	34,800	1,586,184
Hospira, Inc*	6,050	231,110
Humana, Inc.*	6,400	263,680
IMS Health, Inc.	7,000	132,370
Intuitive Surgical, Inc.*	1,500	361,470
Johnson & Johnson	106,390	7,370,699
King Pharmaceuticals, Inc.*	9,400	90,052
Laboratory Corporation of America HoldingsΔ*	4,200	291,900
McKesson Corporation	10,500	565,005
Medco Health Solutions, Inc.*	19,152	861,840
Medtronic, Inc.	42,700	2,139,270
Merck & Co., Inc.	81,100	2,559,516
Millipore CorporationΔ*	2,100	144,480
Mylan Laboratories, Inc.Δ*	11,500	131,330
Patterson Cos., Inc.Δ*	3,400	103,394
Pfizer, Inc.	256,683	4,733,235
Quest Diagnostics, Inc.	6,000	310,020
Schering-Plough Corporation	62,000	1,145,140
St. Jude Medical, Inc.*	12,800	556,672
Stryker Corporation	9,200	573,160
Tenet Healthcare CorporationΔ*	15,750	87,412
Thermo Fisher Scientific, Inc.*	15,910	875,050
UnitedHealth Group, Inc.	46,400	1,178,096
Varian Medical Systems, Inc.Δ*	4,900	279,937
Watson Pharmaceuticals, Inc.Δ*	4,200	119,700
WellPoint, Inc.*	19,412	907,899
Wyeth	50,900	1,880,246
Zimmer Holdings, Inc.*	8,520	550,051

		51,509,457

Integrated Oils — 8.0%
Chevron Corporation	78,041	6,436,838
ConocoPhillips	57,958	4,245,424
Exxon Mobil Corporation	197,344	15,325,735
Hess Corporation	10,600	870,048
Marathon Oil Corporation	26,684	1,063,891
Murphy Oil Corporation	7,200	461,808
Occidental Petroleum Corporation	31,000	2,183,950

		30,587,694

Materials & Processing — 3.9%
Air Products & Chemicals, Inc.	7,900	541,071
AK Steel Corporation	4,300	111,456
Alcoa, Inc.	30,900	697,722
Allegheny Technologies, Inc.Δ	3,800	112,290
Archer-Daniels-Midland Co.	24,427	535,196
Ashland, Inc.Δ	2,200	64,328
Avery Dennison CorporationΔ	4,100	182,368
Ball CorporationΔ	3,692	145,797
Bemis Co.	3,800	99,598
CF Industries Holdings, Inc.	2,200	201,212
Dow Chemical Co. (The)Δ	35,100	1,115,478
Du Pont (E.I.) de Nemours & Co.	34,055	1,372,416
Eastman Chemical Co.Δ	2,900	159,674
Ecolab, Inc.	6,700	325,084
Fluor Corporation	6,900	384,330
Freeport-McMoRan Copper & Gold, Inc.	14,462	822,165
Hercules, Inc.	4,300	85,097
International Paper Co.Δ	16,135	422,414
Jacobs Engineering Group, Inc.*	4,600	249,826
Masco Corporation	13,800	247,572
MeadWestvaco CorporationΔ	6,445	150,233
Monsanto Co.	20,820	2,060,764
Newmont Mining Corporation	17,200	666,672
Nucor Corporation	11,889	469,615
Pactiv CorporationΔ*	5,000	124,150
PPG Industries, Inc.	6,200	361,584
Praxair, Inc.	11,880	852,271
Precision Castparts Corporation	5,300	417,534
Rohm & Haas Co.	4,700	329,000
Sealed Air CorporationΔ	6,000	131,940
Sherwin-Williams Co.Δ	3,800	217,208
Sigma-Aldrich CorporationΔ	4,800	251,616
Titanium Metals CorporationΔ	3,500	39,690
United States Steel Corporation	4,400	341,484
Vulcan Materials Co.Δ	4,100	305,450
Weyerhaeuser Co.Δ	7,960	482,217

		15,076,522

Other — 3.8%
3M Co.	26,600	1,817,046
Eaton Corporation	6,228	349,889
General Electric Co.	377,400	9,623,700
Honeywell International, Inc.	28,000	1,163,400
Johnson Controls, Inc.	22,476	681,697
Textron, Inc.	9,500	278,160
Tyco International, Ltd.	18,246	638,975

		14,552,867

Other Energy — 5.6%
Anadarko Petroleum
Corporation	17,700	858,627
Apache Corporation	12,848	1,339,789
Baker Hughes, Inc.	11,600	702,264
BJ Services Co.Δ	11,200	214,256
Cabot Oil & Gas Corporation	3,700	133,718

68	See Notes to Schedules of Investments.

	Shares	Value
Cameron International Corporation*	8,200	$316,028
Chesapeake Energy Corporation	19,566	701,637
Consol Energy, Inc.	7,100	325,819
Devon Energy Corporation	16,800	1,532,160
Dynegy, Inc. Class AΔ*	21,324	76,340
El Paso Corporation	26,800	341,968
ENSCO International, Inc.	5,500	316,965
EOG Resources, Inc.	9,400	840,924
Exterran Holdings, Inc.*	13	416
FPL Group, Inc.	15,500	779,650
Halliburton Co.	32,975	1,068,060
Massey Energy Co.Δ	3,400	121,278
Nabors Industries, Ltd.Δ*	10,700	266,644
National Oilwell Varco, Inc.*	16,000	803,680
Noble Corporation	10,200	447,780
Noble Energy, Inc.	6,500	361,335
Peabody Energy Corporation	10,300	463,500
Pioneer Natural Resouces Co.Δ	4,500	235,260
Range ResourcesCorporation	5,784	247,960
Rowan Cos., Inc.Δ	4,200	128,310
Schlumberger, Ltd.	45,500	3,553,095
Smith International, Inc.	8,123	476,333
Southwestern Energy Co.Δ*	13,000	397,020
Sunoco, Inc.	4,500	160,110
Tesoro CorporationΔ	5,200	85,748
Transocean, Inc.*	12,099	1,328,954
Valero Energy Corporation	19,900	602,970
Weatherford International, Ltd.*	25,796	648,511
Williams Cos., Inc.	21,900	517,935
XTO Energy, Inc.Δ	20,657	960,964

		21,356,008

Producer Durables — 4.8%
Agilent Technologies, Inc.*	13,600	403,376
American Tower Corporation Class A*	15,200	546,744
Applied Materials, Inc.	51,000	771,630
Boeing Co. (The)	28,100	1,611,535
Caterpillar, Inc.	23,200	1,382,720
Centex CorporationΔ	4,800	77,760
Cooper Industries, Ltd. Class A	6,600	263,670
Cummins, Inc.	7,700	336,644
Danaher CorporationΔ	9,600	666,240
Deere & Co.	16,300	806,850
Dover Corporation	7,200	291,960
DR Horton, Inc.	10,600	138,012
Emerson Electric Co.	29,500	1,203,305
Goodrich Corporation	4,800	199,680
Grainger (W.W.), Inc.Δ	2,500	217,425
Illinois Tool Works, Inc.	15,000	666,750
Ingersoll-Rand Co., Ltd. Class A	11,895	370,767
ITT Industries, Inc.	6,900	383,709
KB HomeΔ	2,900	57,072
KLA-Tencor Corporation	6,500	205,725
Lennar Corporation Class AΔ	5,300	80,507
Lexmark International, Inc.Δ*	3,300	107,481
Lockheed Martin Corporation	12,600	1,381,842
Manitowoc Co., Inc.	5,000	77,750
Molex, Inc.Δ	5,250	117,863
Northrop Grumman Corporation	12,856	778,302
Novellus Systems, Inc.Δ*	3,900	76,596
Pall Corporation	4,600	158,194
Parker Hannifin Corporation	6,350	336,550
Pitney Bowes, Inc.	7,800	259,428
Pulte Homes, Inc.Δ	8,108	113,269
Raytheon Co.	15,800	845,458
Rockwell Collins, Inc.	6,100	293,349
Teradyne, Inc.*	6,400	49,984
Terex CorporationΔ*	3,800	115,976
United Technologies Corporation	36,700	2,204,202
Waters Corporation*	3,800	221,084
Xerox Corporation	33,200	382,796

		18,202,205

Technology — 14.9%
Adobe Systems, Inc.*	20,100	793,347
Advanced Micro Devices, Inc.Δ*	23,100	121,275
Affiliated Computer Services, Inc. Class A*	3,700	187,331
Akamai Technologies, Inc.*	6,400	111,616
Altera Corporation	11,300	233,684
Amphenol Corporation	6,700	268,938
Analog Devices, Inc.	11,000	289,850
Apple, Inc.*	33,700	3,830,342
Autodesk, Inc.*	8,560	287,188
BMC Software, Inc.*	7,300	208,999
Broadcom Corporation Class A*	16,750	312,053
CA, Inc.	14,770	294,809
Ciena CorporationΔ*	3,328	33,546
Cisco Systems, Inc.*	224,800	5,071,488
Citrix Systems, Inc.*	6,900	174,294
Cognizant Technology Solutions Corporation Class A*	10,900	248,847
Computer Sciences Corporation*	5,700	229,083
Compuware Corporation*	10,000	96,900
Corning, Inc.	60,400	944,656
Dell, Inc.*	66,300	1,092,624
EMC Corporation*	78,100	934,076
General Dynamics Corporation	15,100	1,111,662
Google, Inc.*	9,035	3,618,698
Harris Corporation	5,000	231,000
Hewlett-Packard Co.	93,202	4,309,660
Intel Corporation	213,600	4,000,728
International Business Machines Corporation	51,600	6,035,136
Intuit, Inc.*	12,200	385,642
Jabil Circuit, Inc.	8,100	77,274
JDS Uniphase CorporationΔ*	8,475	71,698
Juniper Networks, Inc.Δ*	20,400	429,828
L-3 Communications Holdings, Inc.	4,600	452,272
Linear Technology CorporationΔ	8,500	260,610
LSI Corporation*	24,300	130,248
MEMC Electronic Materials, Inc.*	8,700	245,862
Microchip Technology, Inc.Δ	7,000	206,010
Micron Technology, Inc.Δ*	29,100	117,855
Microsoft Corporation	298,930	7,978,442
Motorola, Inc.	85,500	610,470
National Semiconductor Corporation	7,400	127,354
NetApp, Inc.Δ*	12,500	227,875
Novell, Inc.*	13,400	68,876
Nvidia Corporation*	21,250	227,588

See Notes to Schedules of Investments.	69

Equity Index Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Oracle Corporation*	149,800	$3,042,438
PerkinElmer, Inc.	4,600	114,862
QLogic CorporationΔ*	5,100	78,336
QUALCOMM, Inc.	62,200	2,672,734
Rockwell Automation, Inc.	5,600	209,104
Salesforce.com, Inc.Δ*	4,100	198,440
SanDisk CorporationΔ*	8,700	170,085
Sun Microsystems, Inc.*	28,600	217,360
Symantec Corporation*	32,270	631,847
Tellabs, Inc.Δ*	15,000	60,900
Teradata Corporation*	6,900	134,550
Texas Instruments, Inc.	49,900	1,072,850
Tyco Electronics, Ltd.	18,346	507,450
Unisys Corporation*	13,900	38,225
VeriSign, Inc.Δ*	7,400	192,992
Xilinx, Inc.	10,600	248,570
Yahoo!, Inc.*	52,400	906,520

		57,186,997

Utilities — 7.0%
AES Corporation*	25,600	299,264
Allegheny Energy, Inc.	6,600	242,682
Ameren CorporationΔ	7,900	308,337
American Electric Power Co., Inc.	15,600	577,668
AT&T, Inc.	223,972	6,253,298
Centerpoint Energy, Inc.	12,300	179,211
CenturyTel, Inc.Δ	4,000	146,600
CMS Energy CorporationΔ	8,600	107,242
Comcast Corporation Class A	110,872	2,176,418
Consolidated Edison, Inc.Δ	10,400	446,784
Constellation Energy Group, Inc.	6,800	165,240
Dominion Resources, Inc.	21,740	930,037
DTE Energy Co.	6,200	248,744
Duke Energy Corporation	47,868	834,339
Edison International	12,300	490,770
Embarq Corporation	5,444	220,754
Entergy Corporation	7,452	663,303
Exelon CorporationΔ	24,724	1,548,217
FirstEnergy Corporation	11,484	769,313
Frontier Communications CorporationΔ	12,600	144,900
Integrys Energy Group, Inc.Δ	2,900	144,826
Nicor, Inc.Δ	2,000	88,700
NiSource, Inc.	11,300	166,788
Pepco Holdings, Inc.	8,300	190,153
PG&E CorporationΔ	13,500	505,575
Pinnacle West Capital Corporation	3,800	130,758
PPL Corporation	14,200	525,684
Progress Energy, Inc.Δ	9,900	426,987
Public Service Enterprise Group, Inc.	19,200	629,568
Questar Corporation	6,600	270,072
Qwest Communications International, Inc.Δ	56,400	182,172
Sempra Energy	9,400	474,418
Southern Co. (The)	29,000	1,093,010
Spectra Energy CorporationΔ	23,384	556,539
Sprint Nextel Corporation	108,093	659,367
TECO Energy, Inc.Δ	8,400	132,132
Verizon Communications, Inc.	108,574	3,484,140
Windstream Corporation	16,699	182,687
Xcel Energy Inc.	16,300	325,837

		26,922,534

Total Common Stocks (Cost $341,867,592)		375,368,079

MONEY MARKET FUNDS — 11.2%
GuideStone Money Market Fund (GS4 Class)¥	6,291,873	6,291,873
Northern Institutional Liquid Assets Portfolio§	36,854,896	36,854,896

Total Money Market Funds (Cost $43,146,769)		43,146,769

	Par
U.S. TREASURY OBLIGATION — 0.5%
U.S. Treasury Bill
2.09%, 12/04/08‡‡
(Cost $2,017,585)	$2,025,000	2,022,463

TOTAL INVESTMENTS — 109.6% (Cost $387,031,946)		420,537,311
Liabilities in Excess of Other Assets — (9.6)%		(36,914,447)

NET ASSETS — 100.0%		$383,622,864

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	17.0
Technology	14.9
Healthcare	13.4
Money Market Funds	11.2
Consumer Discretionary	9.5
Integrated Oils	8.0
Consumer Staples	7.3
Utilities	7.0
Other Energy	5.6
Producer Durables	4.8
Materials & Processing	3.9
Other	3.8
Auto & Transportation	2.7
Futures Contracts	1.9
U.S. Treasury Obligation	0.5

111.5

70	See Notes to Schedules of Investments.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$418,514,848	$(386,350)
Level 2 — Other Significant Observable Inputs	2,022,463	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$420,537,311	$(386,350)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.	71

Real Estate Securities Fund
SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.6%
Consumer Discretionary — 0.4%
Starwood Hotels & Resorts Worldwide, Inc.Δ	18,765	$528,047

Financial Services — 95.2%
American Campus Communities, Inc. REIT	63,650	2,156,462
AvalonBay Communities, Inc. REITΔ	85,725	8,437,054
BioMed Realty Trust, Inc. REITΔ	39,750	1,051,388
Boston Properties, Inc. REITΔ	50,700	4,748,562
BRE Properties, Inc. REITΔ	52,650	2,579,850
Brookfield Properties CorporationΔ	79,013	1,251,566
Camden Property Trust REITΔ	31,400	1,440,004
DCT Industrial Trust, Inc. REITΔ	61,450	460,261
Digital Realty Trust, Inc. REITΔ	80,650	3,810,712
Douglas Emmett, Inc. REITΔ	93,300	2,152,431
Equity Lifestyle Properties, Inc. REITΔ	60,300	3,197,709
Equity Residential Properties Trust REITΔ	55,000	2,442,550
Extra Space Storage, Inc. REITΔ	117,500	1,804,800
Federal Realty Investors Trust REITΔ	69,850	5,979,160
General Growth Properties, Inc. REITΔ	105,350	1,590,785
Host Hotels & Resorts, Inc. REITΔ	291,527	3,874,394
Kimco Realty Corporation REITΔ	32,150	1,187,621
Liberty Property Trust REIT	88,700	3,339,555
LTC Properties, Inc. REITΔ	29,805	873,883
Macerich Co. (The) REITΔ	42,450	2,701,942
Maguire Properties, Inc. REITΔ	20,300	120,988
Medical Properties Trust, Inc. REITΔ	111,709	1,267,897
Nationwide Health Properties, Inc. REIT	48,960	1,761,581
Omega Healthcare Investors, Inc. REITΔ	64,350	1,265,121
Post Properties, Inc. REITΔ	90,525	2,531,984
ProLogis REITΔ	233,350	9,630,355
Public Storage REITΔ	55,180	5,463,372
Regency Centers Corporation REITΔ	88,900	5,928,741
Saul Centers, Inc. REIT	8,550	432,117
Senior Housing Properties Trust REITΔ	136,685	3,257,204
Simon Property Group, Inc. REITΔ	123,225	11,952,825
SL Green Realty Corporation REITΔ	43,300	2,805,840
Taubman Centers, Inc. REITΔ	70,850	3,542,500
Ventas, Inc. REITΔ	114,986	5,682,608
Vornado Realty Trust REITΔ	104,938	9,544,111

Total Common Stocks (Cost $130,449,084)		120,795,980

MONEY MARKET FUNDS — 34.6%
GuideStone Money Market Fund (GS4 Class)¥	4,839,321	4,839,321
Northern Institutional Liquid Assets Portfolio§	38,801,131	38,801,131

Total Money Market Funds (Cost $43,640,452)		43,640,452

	Par
U.S. TREASURY OBLIGATION — 0.6%
U.S. Treasury Bill
2.09%, 12/04/08‡‡
(Cost $727,327)	$730,000	729,085

TOTAL INVESTMENTS — 130.8% (Cost $174,816,863)		165,165,517
Liabilities in Excess of Other Assets — (30.8)%		(38,875,512)

NET ASSETS — 100.0%		$126,290,005

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	95.2
Money Market Funds	34.6
Futures Contracts	4.4
U.S. Treasury Obligation	0.6
Consumer Discretionary	0.4

135.2

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$164,436,432	$(238,814)
Level 2 — Other Significant Observable Inputs	729,085	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$165,165,517	$(238,814)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

72	See Notes to Schedules of Investments.

Value Equity Fund
SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.8%
Auto & Transportation — 1.8%
Autoliv, Inc.	28,300	$955,125
Burlington Northern Santa Fe Corporation	101,500	9,381,645
CSX Corporation	30,500	1,664,385
FedEx Corporation	16,200	1,280,448
General Motors CorporationΔ	377,280	3,565,296
Norfolk Southern Corporation	37,500	2,482,875
Overseas Shipholding Group, Inc.Δ	27,300	1,591,863
TRW Automotive Holdings CorporationΔ	154,000	2,450,140

		23,371,777

Consumer Discretionary — 11.2%
Aeropostale, Inc.Δ*	81,500	2,616,965
Big Lots, Inc.Δ*	98,900	2,752,387
Carnival CorporationΔ	303,800	10,739,330
Coach, Inc.*	123,300	3,087,432
DIRECTV Group, Inc. (The)Δ*	146,400	3,831,288
Gannett Co., Inc.Δ	154,000	2,604,140
Gap, Inc. (The)	366,300	6,512,814
Hasbro, Inc.Δ	101,300	3,517,136
Hewitt Associates, Inc. Class AΔ*	91,200	3,323,328
Home Depot, Inc. (The)	584,088	15,122,038
Interpublic Group Cos., Inc.Δ*	438,100	3,395,275
Kimberly-Clark Corporation	169,000	10,957,960
Lowe’s Cos., Inc.	72,500	1,717,525
Macy’s, Inc.	145,900	2,623,282
Mattel, Inc.	301,900	5,446,276
McDonald’s Corporation	138,700	8,557,790
Netflix, Inc.Δ*	96,400	2,976,832
Office Depot, Inc.*	112,100	652,422
Omnicom Group, Inc.	1,300	50,128
Shaw Communications, Inc. Class BΔ	139,500	2,836,035
Sony Corporation ADRΔ	143,200	4,420,584
Stanley Works (The)Δ	241,500	10,080,210
Staples, Inc.	5,100	114,750
Target Corporation	3,100	152,055
Time Warner Cable, Inc.Δ	3,800	91,960
Time Warner, Inc.	1,320,300	17,309,133
Wal-Mart Stores, Inc.	164,400	9,845,916
Walt Disney Co. (The)Δ	87,700	2,691,513
Waste Management, Inc.Δ	116,000	3,652,840
Whirlpool CorporationΔ	18,500	1,466,865

		143,146,209

Consumer Staples — 6.3%
Coca-Cola Co. (The)	144,600	7,646,448
Dean Foods Co.Δ*	206,400	4,821,504
General Mills, Inc.Δ	70,400	4,837,888
Herbalife, Ltd.Δ	62,200	2,458,144
Kellogg Co.Δ	5,400	302,940
Kraft Foods, Inc. Class A	746,600	24,451,150
Kroger Co.	172,400	4,737,552
Pepsi Bottling Group, Inc.	51,500	1,502,255
PepsiCo, Inc.	4,900	349,223
Procter & Gamble Co.	222,700	15,519,963
Safeway, Inc.	68,900	1,634,308
Sara Lee Corporation	265,100	3,348,213
SUPERVALU, Inc.	86,400	1,874,880
SYSCO Corporation	120,500	3,715,015
Walgreen Co.Δ	3,900	120,744
Whole Foods Market, Inc.Δ	153,200	3,068,596
Wrigley (W.M.), Jr. Co.	1,800	142,920

		80,531,743

Financial Services — 20.2%
Allstate Corporation (The)Δ	294,300	13,573,116
American Express Co.	285,600	10,118,808
American Financial Group, Inc.	106,700	3,147,650
American International Group, Inc.	308,500	1,027,305
Ameriprise Financial, Inc.	94,500	3,609,900
Assurant, Inc.	69,500	3,822,500
AXIS Capital Holdings, Ltd.	97,000	3,075,870
Bank of America CorporationΔ	640,700	22,424,500
Bank of New York Mellon Corporation	59,490	1,938,184
BB&T CorporationΔ	28,400	1,073,520
Capital One Financial CorporationΔ	284,355	14,502,105
Chubb Corporation	107,645	5,909,710
Citigroup, Inc.	910,333	18,670,930
CME Group, Inc.	1,000	371,510
Credicorp, Ltd.	41,600	2,589,600
Endurance Specialty Holdings, Ltd.Δ	84,700	2,618,924
Fannie Mae	55,400	84,762
Federated Investors, Inc. Class B	61,700	1,780,045
Franklin Resources, Inc.	41,200	3,630,956
Freddie MacΔ	3,000	5,130
Goldman Sachs Group, Inc.	66,965	8,571,520
Hartford Financial Services Group, Inc.Δ	109,704	4,496,767
Hudson City Bancorp, Inc.	103,200	1,904,040
JPMorgan Chase & Co.Δ	901,880	42,117,796
Loews Corporation	16,348	645,583
Merrill Lynch & Co., Inc.	79,600	2,013,880
MetLife, Inc.Δ	22,700	1,271,200
Morgan Stanley	153,700	3,535,100
NYSE EuronextΔ	5,500	215,490
PartnerRe, Ltd.Δ	23,500	1,600,115
PNC Financial Services Group, Inc.	18,000	1,344,600
Progressive Corporation (The)	85,400	1,485,960
Prudential Financial, Inc.Δ	18,700	1,346,400
Regions Financial CorporationΔ	274,900	2,639,040
RenaissanceRe Holdings, Ltd.	32,100	1,669,200
Schwab (Charles) Corporation (The)	103,700	2,696,200
SEI Investments Co.	53,400	1,185,480
SLM Corporation*	487,100	6,010,814
State Street Corporation	16,300	927,144
SunTrust Banks, Inc.Δ	18,400	827,816
T. Rowe Price Group, Inc.Δ	32,000	1,718,720
Torchmark Corporation	57,200	3,420,560
Travelers Cos., Inc.	504,100	22,785,320
US Bancorp	90,600	3,263,412
W.R. Berkley Corporation	154,800	3,645,540
Wachovia CorporationΔ	112,445	393,558
Wells Fargo & Co.	488,300	18,325,899
Willis Group Holdings, Ltd.Δ	56,600	1,825,916
XL Capital, Ltd. Class AΔ	148,400	2,662,296
Zions BancorporationΔ	33,500	1,296,450

		259,816,841

See Notes to Schedules of Investments.	73

Value Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Healthcare — 14.0%
Aetna, Inc.	146,000	$5,272,060
AmerisourceBergen Corporation	85,600	3,222,840
Amgen, Inc.*	142,304	8,434,358
Baxter International, Inc.	145,700	9,562,291
Boston Scientific Corporation*	554,700	6,806,169
Bristol-Myers Squibb Co.Δ	791,200	16,496,520
Cardinal Health, Inc.Δ	152,000	7,490,560
Covidien, Ltd.	26,025	1,399,104
CVS Caremark Corporation	34,173	1,150,263
Eli Lilly & Co.Δ	47,100	2,073,813
Forest Laboratories, Inc.*	52,500	1,484,700
Hologic, Inc.Δ*	207,700	4,014,841
Johnson & Johnson	336,900	23,340,432
King Pharmaceuticals, Inc.*	151,500	1,451,370
Lincare Holdings, Inc.Δ*	45,600	1,372,104
McKesson CorporationΔ	78,100	4,202,561
Merck & Co., Inc.Δ	79,800	2,518,488
Pfizer, Inc.	2,112,800	38,960,032
Tenet Healthcare CorporationΔ*	1,363,400	7,566,870
Thermo Fisher Scientific, Inc.Δ*	14,300	786,500
UnitedHealth Group, Inc.	461,700	11,722,563
Watson Pharmaceuticals, Inc.Δ*	255,300	7,276,050
WellPoint, Inc.*	208,659	9,758,982
Wyeth	69,400	2,563,636
Zimmer Holdings, Inc.*	4,000	258,240

		179,185,347

Integrated Oils — 11.2%
Chevron Corporation	561,470	46,310,046
ConocoPhillips	570,300	41,774,475
Exxon Mobil Corporation	492,300	38,232,018
Marathon Oil CorporationΔ	36,896	1,471,043
Murphy Oil Corporation	31,800	2,039,652
Occidental Petroleum Corporation	201,300	14,181,585

		144,008,819

Materials & Processing — 3.5%
Alcoa, Inc.	360,500	8,140,090
Archer-Daniels-Midland Co.Δ	81,300	1,781,283
Dow Chemical Co. (The)	122,300	3,886,694
Du Pont (E.I.) de Nemours & Co.Δ	260,000	10,478,000
Freeport-McMoRan Copper & Gold, Inc.Δ	20,000	1,137,000
Lennox International, Inc.Δ	48,700	1,620,249
Louisiana-Pacific CorporationΔ	283,000	2,631,900
Lubrizol CorporationΔ	49,100	2,118,174
MeadWestvaco Corporation	272,800	6,358,968
Methanex Corporation	63,900	1,270,971
Nucor Corporation	70,300	2,776,850
Reliance Steel & Aluminum Co.	23,500	892,295
Timken Co.	17,000	481,950
United States Steel CorporationΔ	24,700	1,916,967

		45,491,391

Other — 4.8%
3M Co.	66,200	4,522,122
General Electric Co.	1,463,400	37,316,700
Honeywell International, Inc.	300,600	12,489,930
Johnson Controls, Inc.Δ	26,200	794,646
Tyco International, Ltd.	183,000	6,408,660
Walter Industries, Inc.	6,400	303,680

		61,835,738

Other Energy — 1.8%
Anadarko Petroleum
Corporation	24,300	1,178,793
Apache Corporation	17,400	1,814,472
Chesapeake Energy CorporationΔ	18,000	645,480
Cimarex Energy Co.Δ	26,000	1,271,660
Devon Energy CorporationΔ	23,200	2,115,840
EOG Resources, Inc.	3,200	286,272
FPL Group, Inc.Δ	21,300	1,071,390
NRG Energy, Inc.*	60,500	1,497,375
Petro-Canada	72,500	2,417,875
Valero Energy CorporationΔ	255,400	7,738,620
W&T Offshore, Inc.Δ	68,500	1,869,365
XTO Energy, Inc.	25,600	1,190,912

		23,098,054

Producer Durables — 3.7%
Applied Materials, Inc.	375,500	5,681,315
Caterpillar, Inc.	29,400	1,752,240
Cummins, Inc.	59,900	2,618,828
Danaher CorporationΔ	4,000	277,600
Dover Corporation	34,700	1,407,085
Emerson Electric Co.	220,900	9,010,511
Gardner Denver, Inc.Δ*	45,200	1,569,344
Goodrich Corporation	43,100	1,792,960
Illinois Tool Works, Inc.	241,400	10,730,230
Lockheed Martin Corporation	14,600	1,601,182
Northrop Grumman CorporationΔ	85,500	5,176,170
NVR, Inc.Δ*	3,800	2,173,600
Parker Hannifin Corporation	30,800	1,632,400
Raytheon Co.Δ	14,000	749,140
United Technologies Corporation	21,800	1,309,308

		47,481,913

Technology — 5.0%
Computer Sciences
Corporation*	35,800	1,438,802
Compuware Corporation*	215,200	2,085,288
Dell, Inc.*	363,600	5,992,128
EMC CorporationΔ*	32,500	388,700
Flextronics International, Ltd.*	675,338	4,781,393
General Dynamics CorporationΔ	20,800	1,531,296
Hewlett-Packard Co.	165,700	7,661,968
Intel CorporationΔ	238,000	4,457,740
International Business Machines Corporation	51,800	6,058,528
L-3 Communications Holdings, Inc.	38,500	3,785,320
LSI CorporationΔ*	983,200	5,269,952
Microsoft Corporation	133,000	3,549,770
Motorola, Inc.	657,400	4,693,836
QLogic CorporationΔ*	—	—
Symantec CorporationΔ*	293,800	5,752,604
Tyco Electronics, Ltd.	222,100	6,143,286

		63,590,611

Utilities — 11.3%
Alliant Energy Corporation	111,000	3,575,310
Ameren Corporation	80,400	3,138,012

74	See Notes to Schedules of Investments.

	Shares	Value
American Electric Power Co., Inc.	204,700	$7,580,041
AT&T, Inc.	1,383,277	38,621,094
Comcast Corporation Class A	533,200	10,466,716
Constellation Energy Group, Inc.Δ	39,100	950,130
Dominion Resources, Inc.Δ	30,100	1,287,678
DTE Energy Co.Δ	84,500	3,390,140
Duke Energy CorporationΔ	328,300	5,722,269
Edison International	80,500	3,211,950
Entergy Corporation	78,600	6,996,186
Exelon Corporation	17,300	1,070,802
FirstEnergy Corporation	47,652	3,192,207
Nokia Corporation ADRΔ	320,800	5,982,920
OGE Energy CorporationΔ	50,400	1,556,352
Progress Energy, Inc. Contingent Value Obligation+	3,100	1,209
Public Service Enterprise Group, Inc.	102,800	3,370,812
Qwest Communications International, Inc.Δ	1,528,900	4,938,347
Sierra Pacific Resources	208,000	1,992,640
Southern Co. (The)Δ	39,900	1,503,831
Spectra Energy CorporationΔ	261,850	6,232,030
Sprint Nextel Corporation	411,900	2,512,590
Verizon Communications, Inc.Δ	865,824	27,784,292

		145,077,558

Total Common Stocks (Cost $1,367,551,304)		1,216,636,001

MONEY MARKET FUNDS — 15.6%
GuideStone Money Market Fund (GS4 Class)¥	53,510,869	53,510,869
Northern Institutional Liquid Assets Portfolio§	146,828,331	146,828,331

Total Money Market Funds (Cost $200,339,200)		200,339,200

	Par
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
1.63%, 12/04/08‡‡	$20,000	19,975
1.71%, 12/04/08‡‡	15,000	14,981
1.81%, 12/04/08‡‡	5,000	4,994
2.09%, 12/04/08‡‡	4,770,000	4,768,936

Total U.S. Treasury Obligations (Cost $4,792,412)		4,808,886

TOTAL INVESTMENTS — 110.8% (Cost $1,572,682,916)		1,421,784,087
Liabilities in Excess of Other Assets — (10.8)%		(138,316,576)

Net Assets — 100.0%		$1,283,467,511

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	20.2
Money Market Funds	15.6
Healthcare	14.0
Utilities	11.3
Consumer Discretionary	11.2
Integrated Oils	11.2
Consumer Staples	6.3
Technology	5.0
Other	4.8
Futures Contracts	4.3
Producer Durables	3.7
Materials & Processing	3.5
Auto & Transportation	1.8
Other Energy	1.8
U.S. Treasury Obligations	0.4

115.1

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$1,416,973,992	$(2,878,278)
Level 2 — Other Significant Observable Inputs	4,808,886	—
Level 3 — Significant Unobservable Inputs**	1,209	—

Total	$1,421,784,087	$(2,878,278)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.
**	The fair value of Level 3 securities is equal to 0.0001% of the Fund’s Net Assets. The fair value of the Level 3 securities does not have a significant impact on the amounts reported.

See Notes to Schedules of Investments.	75

Growth Equity Fund
SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS — 91.1%
Auto & Transportation — 3.0%
CSX Corporation	26,671	$1,455,437
Delta Air Lines, Inc.Δ*	311,452	2,320,317
Expeditors International Washington, Inc.Δ	246,700	8,595,028
Norfolk Southern Corporation	181,292	12,003,343
Union Pacific Corporation	195,125	13,885,095

		38,259,220

Consumer Discretionary — 14.3%
Activision Blizzard, Inc.*	245,200	3,783,436
Amazon.com, Inc.*	426,026	30,997,652
Avon Products, Inc.Δ	305,900	12,716,261
Coach, Inc.Δ*	121,850	3,051,124
Costco Wholesale Corporation	77,868	5,055,969
DIRECTV Group, Inc. (The)*	239,850	6,276,874
Electronic Arts, Inc.Δ*	87,650	3,242,174
GameStop Corporation Class A*	62,200	2,127,862
Guess ?, Inc.Δ	103,300	3,593,807
Iron Mountain, Inc.Δ*	160,600	3,920,246
Lowe’s Cos., Inc.	455,241	10,784,659
McDonald’s Corporation	481,587	29,713,917
NIKE, Inc. Class B	288,269	19,285,195
Omnicom Group, Inc.Δ	149,450	5,762,792
Penney (JC) Co., Inc.	21,400	713,476
Starbucks Corporation*	806,200	11,988,194
Target Corporation	50,973	2,500,226
TJX Cos., Inc.	86,050	2,626,246
VF CorporationΔ	21,050	1,627,376
Wal-Mart Stores, Inc.	218,900	13,109,921
Yum! Brands, Inc.	239,122	7,797,768

		180,675,175

Consumer Staples — 3.5%
Coca-Cola Co. (The)	124,700	6,594,136
ConAgra Foods, Inc.Δ	34,800	677,208
General Mills, Inc.	94,000	6,459,680
Heinz (H.J.) Co.	34,800	1,738,956
Kroger Co.	224,400	6,166,512
PepsiCo, Inc.	155,500	11,082,485
Procter & Gamble Co.	162,850	11,349,017

		44,067,994

Financial Services — 14.7%
Abraxis Bioscience, Inc.Δ*	34,100	2,351,536
Affiliated Managers Group, Inc.Δ*	42,750	3,541,838
AFLAC, Inc.	41,100	2,414,625
Ameriprise Financial, Inc.	32,000	1,222,400
Annaly Mortgage Management, Inc. REITΔ	93,600	1,258,920
Assurant, Inc.Δ	31,100	1,710,500
Bank of America CorporationΔ	268,844	9,409,540
CME Group, Inc.Δ	28,400	10,550,884
Goldman Sachs Group, Inc.Δ	140,679	18,006,912
IntercontinentalExchange, Inc.*	183,973	14,842,942
JPMorgan Chase & Co.	419,671	19,598,636
Mastercard, Inc. Class AΔ	72,367	12,832,840
Merrill Lynch & Co., Inc.	107,200	2,712,160
Moody’s CorporationΔ	297,300	10,108,200
Morgan Stanley	102,752	2,363,296
Paychex, Inc.	34,600	1,142,838
Schwab (Charles) Corporation (The)	429,000	11,154,000
State Street Corporation	153,950	8,756,676
T. Rowe Price Group, Inc.Δ	10,950	588,124
US Bancorp	152,985	5,510,520
Visa, Inc.	507,090	31,130,254
Wells Fargo & Co.	239,846	9,001,420
Western Union Co.	225,800	5,570,486

		185,779,547

Healthcare — 16.1%
Abbott Laboratories	154,300	8,884,594
Aetna, Inc.	46,050	1,662,866
Allergan, Inc.Δ	417,000	21,475,500
Amgen, Inc.*	75,400	4,468,958
Baxter International, Inc.	155,600	10,212,028
Becton Dickinson & Co.	46,400	3,724,064
Celgene Corporation*	86,600	5,480,048
Cerner CorporationΔ*	92,024	4,107,951
Covidien, Ltd.	104,600	5,623,296
CVS Caremark Corporation	418,272	14,079,036
Endo Pharmaceuticals Holdings, Inc.*	29,900	598,000
Express Scripts, Inc.*	145,500	10,740,811
Genentech, Inc.*	148,761	13,192,125
Genzyme Corporation*	301,195	24,363,663
Gilead Sciences, Inc.*	320,350	14,601,554
Hologic, Inc.Δ*	99,000	1,913,670
Intuitive Surgical, Inc.*	81,250	19,579,625
Merck & Co., Inc.	29,100	918,396
Qiagen NVΔ	50,450	995,378
Stryker CorporationΔ	138,000	8,597,400
Teva Pharmaceutical Industries, Ltd. ADRΔ	236,300	10,820,177
Thermo Fisher Scientific, Inc.Δ*	75,800	4,169,000
Varian Medical Systems, Inc.Δ*	199,900	11,420,287
Wyeth	54,050	1,996,607

		203,625,034

Integrated Oils — 0.3%
Exxon Mobil Corporation	48,300	3,750,978

Materials & Processing — 5.2%
ABB, Ltd. ADRΔ	254,150	4,930,510
Air Products & Chemicals, Inc.	42,330	2,899,182
Bunge, Ltd.Δ	26,450	1,671,111
Du Pont (E.I.) de Nemours & Co.	21,250	856,375
Energizer Holdings, Inc.Δ*	10,250	825,637
Freeport-McMoRan Copper & Gold, Inc.Δ	21,200	1,205,221
International Paper Co.Δ	123,300	3,227,994
McDermott International, Inc.*	135,450	3,460,747
Monsanto Co.	217,475	21,525,676
Mosaic Co. (The)	41,000	2,788,820
Owens-Illinois, Inc.*	76,600	2,252,040
Praxair, Inc.	123,116	8,832,342
Precision Castparts Corporation	72,100	5,680,038
United States Steel Corporation	12,750	989,527
Weyerhaeuser Co.Δ	62,500	3,786,250

		64,931,470

Other — 0.6%
Foster Wheeler, Ltd.*	41,200	1,487,732
General Electric Co.	147,750	3,767,625
SPX Corporation	24,700	1,901,900

		7,157,257

76	See Notes to Schedules of Investments.

	Shares	Value
Other Energy — 10.1%
Alpha Natural Resources, Inc.*	25,750	$1,324,323
Cameron International Corporation*	59,630	2,298,140
Chesapeake Energy Corporation	97,500	3,496,350
Consol Energy, Inc.Δ	98,000	4,497,220
Devon Energy Corporation	142,150	12,964,080
FMC Technologies, Inc.Δ*	236,751	11,020,759
National Oilwell Varco, Inc.Δ*	553,995	27,827,167
Noble Corporation	28,850	1,266,515
Peabody Energy CorporationΔ	53,600	2,412,000
Petroleo Brasileiro SA ADR	107,258	4,713,989
Pioneer Natural Resouces Co.Δ	121,450	6,349,406
Quicksilver Resources, Inc.Δ	107,050	2,101,392
Schlumberger, Ltd.	287,960	22,486,796
Transocean, Inc.Δ*	185,431	20,367,740
Weatherford International, Ltd.Δ*	144,800	3,640,272

		126,766,149

Producer Durables — 4.9%
America Movil SA de CV ADR Series LΔ	355,370	16,474,953
American Tower Corporation Class A*	69,500	2,499,915
Applied Materials, Inc.	164,500	2,488,885
Boeing Co. (The)	40,000	2,294,000
Bucyrus International, Inc. Class AΔ	64,800	2,895,264
Caterpillar, Inc.	37,400	2,229,040
Emerson Electric Co.	147,950	6,034,881
ITT Industries, Inc.Δ	40,250	2,238,302
Lockheed Martin Corporation	109,212	11,977,280
Raytheon Co.	44,750	2,394,572
United Technologies Corporation	170,800	10,258,249

		61,785,341

Technology — 17.8%
Adobe Systems, Inc.*	117,900	4,653,513
Amphenol Corporation	25,900	1,039,626
Apple, Inc.*	335,984	38,187,940
Autodesk, Inc.Δ*	102,050	3,423,778
Broadcom Corporation Class A*	760,200	14,162,526
Cisco Systems, Inc.*	684,500	15,442,320
Cognizant Technology Solutions Corporation Class AΔ*	97,950	2,236,198
Corning, Inc.	358,150	5,601,466
EMC Corporation*	983,500	11,762,660
First Solar, Inc.*	22,000	4,156,020
General Dynamics Corporation	131,803	9,703,337
Google, Inc.*	99,000	39,651,456
Hewlett-Packard Co.	348,786	16,127,863
Intel Corporation	350,150	6,558,309
Intersil Corporation Class AΔ	115,300	1,911,674
Macrovision Solutions Corporation*	7	108
Microsoft Corporation	244,350	6,521,702
Oracle Corporation*	395,150	8,025,496
QUALCOMM, Inc.	381,266	16,383,000
Research In Motion, Ltd.Δ*	66,700	4,555,610
Salesforce.com, Inc.Δ*	204,800	9,912,320
Sunpower CorporationΔ	11,400	808,602
Symantec Corporation*	148,600	2,909,588
Trimble Navigation, Ltd.Δ*	31,700	819,762

		224,554,874

Utilities — 0.6%
Allegheny Energy, Inc.	57,050	2,097,728
Entergy Corporation	53,500	4,762,035
Mirant CorporationΔ*	32,750	598,998

		7,458,761

Total Common Stocks (Cost $1,179,155,837)		1,148,811,800

FOREIGN COMMON STOCKS — 2.9%
Canada — 0.5%
Manulife Financial CorporationΔ	43,300	1,588,677
Potash Corporation of SaskatchewanΔ	39,342	5,193,537

		6,782,214

China — 0.8%
Industrial & Commercial Bank of China Class HΔ	15,739,000	9,512,578
Mindray Medical International, Ltd. ADR*	34,319	1,157,580

		10,670,158

Denmark — 0.2%
Vestas Wind Systems A/S*	21,500	1,876,625

France — 0.4%
Total SA ADR	75,950	4,608,646

Switzerland — 1.0%
Alcon, Inc.	74,250	11,992,118

Total Foreign Common Stocks (Cost $40,077,774)		35,929,761

MONEY MARKET FUNDS — 18.4%
GuideStone Money Market Fund (GS4 Class)¥	59,070,561	59,070,561
Northern Institutional Liquid Assets Portfolio§	173,438,385	173,438,385

Total Money Market Funds (Cost $232,508,946)		232,508,946

	Par
U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bill
2.09%, 12/04/08‡‡
(Cost $4,358,977)	$4,375,000	4,369,518

TOTAL INVESTMENTS — 112.7% (Cost $1,456,101,534)		1,421,620,025
Liabilities in Excess of Other Assets — (12.7)%		(160,236,958)

NET ASSETS — 100.0%		$1,261,383,067

See Notes to Schedules of Investments.	77

Growth Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

%
Money Market Funds	18.4
Technology	17.8
Healthcare	16.1
Financial Services	14.7
Consumer Discretionary	14.3
Other Energy	10.1
Materials & Processing	5.2
Producer Durables	4.9
Consumer Staples	3.5
Futures Contracts	3.4
Auto & Transportation	3.0
Foreign Common Stocks	2.9
Other	0.6
Utilities	0.6
Integrated Oils	0.3
U.S. Treasury Obligation	0.3

116.1

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$1,405,861,304	$(2,071,592)
Level 2 — Other Significant Observable Inputs	15,758,721	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,421,620,025	$(2,071,592)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

78	See Notes to Schedules of Investments.

Small Cap Equity Fund
SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS — 84.6%
Auto & Transportation — 3.3%
American Commercial Lines, Inc.Δ*	63,500	$675,640
Autoliv, Inc.	37,000	1,248,750
Excel Maritime Carriers, Ltd.Δ	4,800	72,384
Forward Air Corporation	28,600	778,778
HUB Group, Inc.*	50,300	1,893,795
JB Hunt Transport Services, Inc.Δ	16,200	540,594
Knight Transportation, Inc.Δ	80,900	1,372,873
Lear Corporation*	19,900	208,950
Old Dominion Freight Line, Inc.	26,800	759,512
Overseas Shipholding Group, Inc.Δ	23,900	1,393,609
Pinnacle Airlines CorporationΔ	38,600	153,628
Republic Airways Holdings, Inc.Δ	87,700	893,663
Seaspan CorporationΔ	15,300	276,777
Skywest, Inc.Δ	46,200	738,276
Thames Asset Global Securitization, Inc.Δ	59,000	915,680
Titan International, Inc.	24,625	525,005
TRW Automotive Holdings CorporationΔ	63,700	1,013,467
UTI Worldwide, Inc.	54,600	929,292
Vitran Corporation, Inc.	5,700	76,779

		14,467,452

Consumer Discretionary — 13.0%
Aaron Rents, Inc.	19,600	530,572
Advisory Board Co. (The)Δ*	70,400	2,123,264
Aeropostale, Inc.Δ*	40,200	1,290,822
American Public Education, Inc.Δ*	35,400	1,709,112
AMN Healthcare Services, Inc.Δ*	151,200	2,656,584
Arbitron, Inc.Δ	11,900	531,811
Big Lots, Inc.Δ*	29,500	820,985
Brown Shoe Co., Inc.	8,700	142,506
Cache, Inc.Δ*	46,600	320,142
Capella Education Co.Δ*	45,800	1,962,988
CEC Entertainment, Inc.Δ*	35,400	1,175,280
Chipotle Mexican Grill, Inc.Δ*	5,400	299,646
Choice Hotels International, Inc.	23,900	647,690
Citi Trends, Inc.Δ*	12,100	197,109
CKE Restaurants, Inc.Δ	78,000	826,800
Corinthian Colleges, Inc.Δ*	77,100	1,156,500
Corporate Executive Board Co.	53,600	1,675,000
CoStar Group, Inc.Δ*	21,400	971,346
Ctrip.com International, Ltd. ADRΔ	16,500	637,065
Darling International, Inc.*	40,900	454,399
Dolan Media Co.Δ*	41,100	414,699
EarthLink, Inc.Δ*	123,100	1,046,350
EZCORP, Inc. Class A*	63,200	1,188,160
FGX International Holdings, Ltd.Δ*	35,400	391,878
Gaylord Entertainment Co.Δ*	31,500	925,155
Genesco, Inc.Δ*	35,500	1,188,540
Gymboree Corporation*	20,300	720,650
Hasbro, Inc.	25,700	892,304
Helen of Troy, Ltd.Δ*	37,583	855,765
Hertz Global Holdings, Inc.*	68,200	516,274
Hewitt Associates, Inc. Class A*	40,200	1,464,888
Hibbett Sports, Inc.Δ*	14,400	288,288
Home Inns & Hotels Management, Inc. ADR*	1,900	26,505
Houston Wire & Cable Co.Δ	43,800	752,046
Iconix Brand Group, Inc.Δ*	69,494	908,982
IKON Office Solutions, Inc.	49,800	847,098
Insight Enterprises, Inc.*	66,800	895,788
Kforce, Inc.Δ*	66,000	673,860
Life Time Fitness, Inc.Δ*	30,700	959,989
Liz Claiborne, Inc.Δ	95,200	1,564,136
Lululemon Athletica, Inc.*	34,400	792,232
MAXIMUS, Inc.Δ	34,400	1,267,296
Monro Muffler Brake, Inc.Δ	29,800	687,188
MPS Group, Inc.	16,700	168,336
MWI Veterinary Supply, Inc.	13,700	538,273
Netflix, Inc.Δ*	36,700	1,133,296
On Assignment, Inc.	107,500	847,100
Orient-Express Hotels, Ltd. Class AΔ	15,200	366,776
Panera Bread Co.Δ	11,200	570,080
Pantry, Inc.Δ	64,400	1,364,636
PetMed Express, Inc.Δ	34,900	547,930
PF Chang’s China Bistro, Inc.Δ	25,600	602,624
Pool CorporationΔ	32,025	747,143
PriceSmart, Inc.	49,600	830,304
RC2 Corporation*	5,600	112,000
Rent-A-Center, Inc.Δ*	34,400	766,432
Resources Connection, Inc.	57,400	1,293,222
Ritchie Bros. Auctioneers, Inc.	13,300	310,688
Rush Enterprises, Inc. Class AΔ	61,321	784,909
Skechers USA, Inc. Class A	16,500	277,695
Sohu.com, Inc.	11,200	624,400
Steven Madden, Ltd.Δ	49,000	1,214,220
Strayer Education, Inc.	8,600	1,722,236
TeleTech Holdings, Inc.Δ	73,000	908,120
Texas Roadhouse, Inc. Class A	20,900	187,891
Universal Electronics, Inc.Δ	50,582	1,263,538
WESCO International, Inc.	34,400	1,106,992
Westwood One, Inc.Δ	66,500	36,575

		57,723,108

Consumer Staples — 1.8%
Diamond Foods, Inc.Δ	27,400	768,022
Green Mountain Coffee Roasters, Inc.Δ*	37,200	1,463,448
Herbalife, Ltd.Δ	50,200	1,983,904
J & J Snack Foods Corporation	29,552	1,002,108
Nash Finch Co.Δ	26,200	1,129,744
NBTY, Inc.*	23,200	684,864
Smart Balance, Inc.	54,000	354,240
United Natural Foods, Inc.Δ	27,300	682,227

		8,068,557

Financial Services — 17.8%
Advance America Cash Advance Centers, Inc.Δ	60,400	180,596
American Financial Group, Inc.	60,400	1,781,800

See Notes to Schedules of Investments.	79

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
American Physicians Capital, Inc.Δ	11,700	$495,261
Amerisafe, Inc.*	25,800	469,560
Argo Group International Holdings, Ltd.Δ*	32,952	1,214,281
Assured Guaranty, Ltd.Δ	48,400	786,984
Astoria Financial Corporation	49,100	1,017,843
AXIS Capital Holdings, Ltd.	51,800	1,642,578
Banco Latinoamericano de Exportaciones SAΔ	62,000	894,040
BancorpSouth, Inc.Δ	43,700	1,229,281
Bank of Florida CorporationΔ*	30,050	247,612
Boston Private Financial Holdings, Inc.Δ	80,300	701,822
Cash America International, Inc.Δ	60,750	2,189,430
CB Richard Ellis Group, Inc. Class AΔ*	63,100	843,647
Central Pacific Financial CorporationΔ	50,300	845,543
Chemical Financial CorporationΔ	44,700	1,391,958
City Holding Co.Δ	26,500	1,119,625
Cohen & Steers, Inc.Δ	19,200	543,936
Credicorp, Ltd.	18,600	1,157,850
Cybersource CorporationΔ*	81,762	1,317,190
Duff & Phelps CorporationΔ*	15,900	334,377
eHealth, Inc.*	11,300	180,800
Endurance Specialty Holdings, Ltd.	43,300	1,338,836
Evercore Partners, Inc. Class AΔ	33,700	605,926
ExlService Holdings, Inc.*	15,700	137,846
Fair Isaac & Co., Inc.Δ	33,300	767,565
Federated Investors, Inc. Class B	30,700	885,695
First Bancorp Puerto RicoΔ	66,300	733,278
First Cash Financial Services, Inc.*	40,800	612,000
First Potomac Realty Trust REITΔ	68,800	1,182,672
FPIC Insurance Group, Inc.Δ*	11,500	590,985
GFI Group, Inc.	5,700	26,847
Global Payments, Inc.Δ	99,900	4,481,514
H&E Equipment Services, Inc.	5,200	50,232
Hanover Insurance Group, Inc.	35,500	1,615,960
HCC Insurance Holdings, Inc.	88,435	2,387,745
Hilb, Rogal & Hobbs Co.Δ	22,882	1,069,505
Huron Consulting Group, Inc.Δ*	15,400	877,492
Infinity Property & Casualty CorporationΔ	29,400	1,211,280
Interactive Brokers Group, Inc.Δ*	31,600	700,572
Investment Technology Group, Inc.*	28,000	852,040
IPC Holdings, Ltd.	44,100	1,332,261
Jack Henry & Associates, Inc.Δ	60,000	1,219,800
Jefferies Group, Inc.Δ	22,000	492,800
Jones Lang LaSalle, Inc.Δ	17,700	769,596
Knight Capital Group, Inc. Class AΔ*	82,300	1,222,978
LaSalle Hotel Properties REIT	22,500	524,700
Montpelier Re Holdings, Ltd.Δ	59,600	983,996
National Financial Partners CorporationΔ	47,800	717,000
NewAlliance Bancshares Inc.	57,300	861,219
Ocwen Financial CorporationΔ	53,200	428,260
optionsXpress Holdings, Inc.Δ	188,990	3,670,186
PartnerRe, Ltd.	18,700	1,273,283
Platinum Underwriters Holdings, Ltd.Δ	40,300	1,429,844
Portfolio Recovery Associates, Inc.Δ*	25,800	1,254,654
Primus Guaranty, Ltd.Δ	27,300	71,526
PrivateBancorp, Inc.Δ	55,561	2,314,671
Provident Financial Services, Inc.Δ	43,600	719,836
Regions Financial CorporationΔ	95,100	912,960
RenaissanceRe Holdings, Ltd.	27,300	1,419,600
RLI CorporationΔ	21,300	1,322,517
Ryder System, Inc.Δ	14,800	917,600
Safety Insurance Group, Inc.Δ	40,700	1,543,751
Stancorp Financial Group, Inc.	29,300	1,523,600
Sterling Financial Corporation/WA	105,100	1,523,950
SVB Financial GroupΔ*	13,200	764,544
SWS Group, Inc.Δ	39,600	798,336
TNS, Inc.Δ*	35,200	681,824
Tower Group, Inc.Δ	37,900	892,924
TradeStation Group, Inc.Δ	65,500	612,425
W.R. Berkley Corporation	52,200	1,229,310
Webster Financial CorporationΔ	76,600	1,934,150
Wintrust Financial CorporationΔ	30,200	886,370
World Acceptance CorporationΔ	18,200	655,200
Wright Express Corporation	47,100	1,392,276
WSFS Financial Corporation	2,800	168,000

		79,179,951

Healthcare — 12.5%
Align Technology, Inc.Δ*	53,900	583,737
Amedisys, Inc.Δ*	66,934	3,257,678
American Dental Partners, Inc.Δ*	42,600	498,420
AtriCure, Inc.Δ*	56,900	570,138
BioMarin Pharmaceuticals, Inc.Δ*	56,000	1,483,440
Bio-Rad Laboratories, Inc. Class A*	18,500	1,833,720
CardioNet, Inc.*	13,900	346,944
Cepheid, Inc.*	18,700	258,621
Chattem, Inc.Δ*	25,900	2,024,862
CONMED CorporationΔ*	20,800	665,600
Cooper Cos., Inc.	60,600	2,106,456
Cubist Pharmaceuticals, Inc.Δ*	29,700	660,231
Emergency Medical Services LP Class AΔ*	17,000	507,960
Endo Pharmaceuticals Holdings, Inc.*	41,500	830,000
Five Star Quality Care, Inc.+	2,086	—
Genoptix, Inc.*	10,600	346,302
Haemonetics CorporationΔ*	30,000	1,851,600
HealthExtras, Inc.	95,600	2,497,072
Icon PLC ADRΔ*	57,620	2,203,965
Immucor, Inc.*	48,500	1,550,060
IRIS International, Inc.Δ*	30,100	538,790
Kensey Nash Corporation*	10,000	314,600
King Pharmaceuticals, Inc.*	110,500	1,058,590

80	See Notes to Schedules of Investments.

	Shares	Value
KV Pharmaceutical Co. Class A*	22,100	$501,891
LifePoint Hospitals, Inc.Δ*	19,500	626,730
Lincare Holdings, Inc.Δ*	37,000	1,113,330
Luminex Corporation*	29,900	747,799
Magellan Health Services, Inc.Δ*	29,500	1,211,270
Martek Biosciences CorporationΔ	26,000	816,920
Masimo Corporation*	26,900	1,000,680
MedAssets, Inc.Δ*	53,300	916,760
Mentor CorporationΔ	66,800	1,593,848
Meridian Bioscience, Inc.	38,650	1,122,396
Owens & Minor, Inc.	25,900	1,256,150
Parexel International Corporation*	36,400	1,043,224
Pediatrix Medical Group, Inc.	19,500	1,051,440
Phase Forward, Inc.	36,100	754,851
Psychiatric Solutions, Inc.Δ	77,800	2,952,510
Sequenom, Inc.	35,800	952,996
SonoSite, Inc.	23,700	744,180
Stereotaxis, Inc.Δ	6,800	41,140
Stericycle, Inc.Δ*	8,600	506,626
STERIS CorporationΔ	22,500	845,550
Symmetry Medical, Inc.	101,100	1,876,416
Techne Corporation*	18,000	1,298,160
Universal Health Services, Inc. Class B	23,500	1,316,705
VCA Antech, Inc.Δ	96,000	2,829,120
Vital Images, Inc.Δ	37,800	567,000
Volcano CorporationΔ	55,700	963,053
WellCare Health Plans, Inc.*	13,500	486,000
WuXi PharmaTech Cayman, Inc. ADRΔ	39,900	524,685

		55,650,216

Integrated Oils — 0.1%
GMX Resources, Inc.*	12,285	587,223

Materials & Processing — 7.5%
Albemarle CorporationΔ	32,100	989,964
Beacon Roofing Supply, Inc.Δ*	125,667	1,962,919
Carpenter Technology CorporationΔ	16,500	423,225
Chemtura Corporation	145,000	661,200
CIRCOR International, Inc.	500	21,715
Clarcor, Inc.Δ	38,400	1,457,280
Clean Harbors, Inc.*	14,700	992,985
Cleveland-Cliffs, Inc.	11,200	592,928
Cytec Industries, Inc.Δ	31,400	1,221,774
Dynamic Materials Corporation	34,550	801,905
Ferro CorporationΔ	51,700	1,039,170
Gibraltar Industries, Inc.Δ	52,900	989,759
Greif, Inc. Class A	13,700	898,994
Haynes International, Inc.Δ*	20,900	978,747
Hexcel CorporationΔ*	55,272	756,674
Hill International, Inc.*	45,400	628,790
Insteel Industries, Inc.Δ	60,600	823,554
Interline Brands, Inc.*	58,000	940,180
Intrepid Potash, Inc.Δ*	52,000	1,567,280
Lennox International, Inc.	38,300	1,274,241
Lubrizol Corporation	35,200	1,518,528
Minerals Technologies, Inc.Δ	20,000	1,187,200
Mobile Mini, Inc.Δ	51,100	987,763
Mueller Industries, Inc.	23,000	529,230
NCI Building Systems, Inc.Δ*	29,000	920,750
Olympic Steel, Inc.Δ	12,400	365,676
RBC Bearings, Inc.Δ	40,000	1,347,600
Reliance Steel & Aluminum Co.Δ	46,000	1,746,620
Schnitzer Steel Industries, Inc. Class A	15,550	610,182
Schulman A, Inc.	29,200	577,576
Timken Co.	21,500	609,525
Watsco, Inc.Δ	41,700	2,096,676
Westlake Chemical CorporationΔ	35,600	748,668
Worthington Industries, Inc.Δ	56,700	847,098

		33,116,376

Other — 0.2%
Foster Wheeler, Ltd.*	18,800	678,868
Walter Industries, Inc.	2,700	128,115

		806,983

Other Energy — 5.9%
Approach Resources, Inc.Δ*	42,100	608,766
Arena Resources, Inc.Δ*	99,800	3,877,230
Berry Petroleum Co.Δ	13,700	530,601
Bolt Technology Corporation*	13,300	192,451
Cal Dive International, Inc.Δ*	58,200	616,920
CARBO Ceramics, Inc.Δ	17,000	877,370
Carrizo Oil & Gas, Inc.*	800	29,016
Cimarex Energy Co.Δ	30,900	1,511,319
Comstock Resources, Inc.*	41,300	2,067,065
Concho Resources, Inc.Δ*	83,600	2,308,196
Core Laboratories NV	200	20,264
Encore Acquisition Co.*	600	25,068
Energy Partners, Ltd.Δ*	90,600	785,502
Energy Recovery, Inc.Δ*	53,000	508,270
EXCO Resources, Inc.Δ*	111,900	1,826,208
Exterran Holdings, Inc.Δ*	18,600	594,456
Foundation Coal Holdings, Inc.Δ	10,800	384,264
Goodrich Petroleum Corporation*	700	30,513
Hercules Offshore, Inc.Δ*	31,539	478,131
NATCO Group, Inc. Class AΔ	60,900	2,446,962
Oil States International, Inc.*	12,000	424,200
Parallel Petroleum CorporationΔ	71,600	674,472
Patriot Coal Corporation	600	17,430
Patterson-UTI Energy, Inc.	47,700	954,954
Quicksilver Resources, Inc.Δ	17,400	341,562
Rex Energy CorporationΔ	23,200	365,632
Rosetta Resources, Inc.*	24,700	453,492
Swift Energy Co.Δ	13,800	533,922
T-3 Energy Services, Inc.Δ*	22,649	840,731
Tsakos Energy Navigation, Ltd.Δ	34,900	1,035,134
W&T Offshore, Inc.Δ	26,600	725,914

		26,086,015

Producer Durables — 5.5%
A.O. Smith CorporationΔ	19,600	768,124
Actuant Corporation Class AΔ	58,668	1,480,780
Altra Holdings, Inc.*	63,100	931,356
Bucyrus International, Inc. Class AΔ	17,400	777,432
Chart Industries, Inc.*	23,000	656,880
Cognex CorporationΔ	44,200	891,072
Colfax Corporation*	12,900	215,559

See Notes to Schedules of Investments.	81

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Columbus McKinnon Corporation*	16,728	$394,279
Curtiss-Wright CorporationΔ	38,200	1,736,190
EnPro Industries, Inc.Δ*	31,900	1,185,404
Faro Technologies, Inc.Δ*	43,600	888,132
Flow International CorporationΔ*	64,500	327,660
Gardner Denver, Inc.Δ*	38,400	1,333,248
Graco, Inc.Δ	53,500	1,905,135
Headwaters, Inc.*	30,500	407,175
Heico CorporationΔ	31,900	1,046,958
Heico Corporation Class AΔ	8,600	241,316
IDEX Corporation	27,600	856,152
KHD Humboldt Wedag International, Ltd.*	1,200	23,016
Ladish Co., Inc.*	18,600	376,650
Littelfuse, Inc.Δ*	42,500	1,263,525
Measurement Specialties, Inc.*	66,800	1,164,992
Middleby CorporationΔ	16,400	890,684
Moog, Inc. Class A	15,100	647,488
NVR, Inc.Δ*	1,100	629,200
Orbital Sciences Corporation*	40,200	963,594
Regal-Beloit CorporationΔ	19,400	824,888
Team, Inc.	12,000	433,440
Triumph Group, Inc.Δ	20,900	955,339

		24,215,668

Technology — 12.7%
Acxiom Corporation	50,500	633,270
Advanced Analogic Technologies, Inc.*	142,900	664,485
Alvarion, Ltd.*	92,800	539,168
American Reprographics Co.Δ*	108,100	1,864,725
Anixter International, Inc.Δ*	18,200	1,083,082
Arrow Electronics, Inc.*	20,100	527,022
Atheros Communications, Inc.*	9,520	224,482
Avnet, Inc.*	23,500	578,805
Blackboard, Inc.Δ*	11,800	475,422
Cogent Communications Group, Inc.*	3,800	29,336
Coherent, Inc.*	18,900	671,895
CommVault Systems, Inc.Δ*	40,000	482,000
Compuware Corporation*	134,000	1,298,460
Constant Contact, Inc.Δ*	31,700	541,119
CPI International, Inc.Δ*	57,700	835,496
CSG Systems International, Inc.Δ*	64,100	1,123,673
DealerTrack Holdings, Inc.Δ*	113,400	1,909,656
Ebix, Inc.*	5,815	546,377
Equinix, Inc.*	25,050	1,739,973
FormFactor, Inc.Δ*	28,100	489,502
Hittite Microwave CorporationΔ*	22,000	739,200
II-VI, Inc.*	800	30,928
Informatica Corporation*	56,100	728,739
Information Services Group, Inc.*	87,700	429,730
Ingram Micro, Inc. Class A*	34,300	551,201
j2 Global Communications, Inc.Δ*	100,400	2,344,340
Kenexa CorporationΔ*	28,900	456,331
Mantech International Corporation Class A*	18,600	1,102,794
MercadoLibre, Inc.Δ*	14,100	286,935
Methode Electronics, Inc.	62,500	558,750
Micros Systems, Inc.*	34,900	930,434
Monolithic Power Systems, Inc.	44,600	774,702
Monotype Imaging Holdings, Inc.Δ	38,200	425,166
Netezza CorporationΔ	37,600	398,936
Netlogic Microsystems, Inc.Δ	32,300	976,752
NeuStar, Inc. Class A	28,100	558,909
Nuance Communications, Inc.	18,500	225,515
Omniture, Inc.	18,970	348,289
PerkinElmer, Inc.Δ	85,300	2,129,941
Power Intergrations, Inc.Δ	88,400	2,130,440
QLogic CorporationΔ*	92,600	1,422,336
Scansource, Inc.Δ*	66,800	1,923,172
Shanda Interactive Entertainment, Ltd. ADR*	21,200	541,660
SI International, Inc.	40,900	1,229,045
Silicon Image, Inc.Δ	109,900	586,866
Silicon Motion Technology Corporation ADR	4,700	21,996
SkillSoft PLC ADRΔ*	143,400	1,499,964
Solera Holdings, Inc.Δ*	144,000	4,135,680
SRA International, Inc. Class AΔ	36,600	828,258
Stanley, Inc.Δ*	38,800	1,432,108
Starent Networks Corporation	30,600	395,964
Stratasys, Inc.Δ	35,492	620,045
Sybase, Inc.*	31,200	955,344
SYKES Enterprises, Inc.Δ	75,700	1,662,372
Synaptics, Inc.Δ*	23,150	699,593
Ultimate Software Group, Inc.Δ	45,901	1,239,327
Varian Semiconductor Equipment Associates, Inc.Δ	21,625	543,220
VeriFone Holdings, Inc.Δ	21,500	355,610
Viasat, Inc.	45,800	1,079,964
Vishay Intertechnology, Inc.Δ	54,200	358,804
Vocus, Inc.	19,700	669,012
Websense, Inc.Δ	84,102	1,879,680

		56,466,000

Utilities — 4.3%
Alliant Energy Corporation	49,800	1,604,058
Centerpoint Energy, Inc.	42,900	625,053
CenturyTel, Inc.	26,600	974,890
El Paso Electric Co.*	60,500	1,270,500
General Communication, Inc. Class AΔ*	79,600	737,096
MDU Resources Group, Inc.	31,650	917,850
Neutral Tandem, Inc.	33,900	628,506
NiSource, Inc.	76,400	1,127,664
NTELOS Holdings Corporation	86,800	2,334,052
OGE Energy Corporation	45,200	1,395,776
Oneok, Inc.	43,300	1,489,520
Orbcomm, Inc.Δ	63,400	312,562
Pepco Holdings, Inc.	82,400	1,887,784
Portland General Electric Co.Δ	42,200	998,452
Sierra Pacific Resources	117,000	1,120,860
UGI Corporation	25,400	654,812
USA Mobility, Inc.Δ	37,300	410,300
Wisconsin Energy Corporation	14,400	646,560

		19,136,295

Total Common Stocks (Cost $395,509,568)		375,503,844

FOREIGN COMMON STOCKS — 1.0%
Israel — 0.1%
RRSat Global Communications Network, Ltd.	38,900	487,806

82	See Notes to Schedules of Investments.

	Shares	Value
Marshall Islands — 0.3%
Aegean Marine Petroleum Network, Inc.	40,650	$908,528
Eagle Bulk Shipping, Inc.	19,000	264,860

		1,173,388

Netherlands — 0.1%
AerCap Holdings NVΔ*	50,600	536,866

Panama — 0.1%
Willbros Group, Inc.	13,600	360,400

Puerto Rico — 0.2%
Oriental Financial GroupΔ	62,700	1,119,822

Singapore — 0.2%
Verigy, Ltd.*	56,400	918,192

Total Foreign Common Stocks (Cost $6,714,803)		4,596,474

EXCHANGE TRADED FUND — 0.1%
iShares Russell 2000® Growth Index Fund
(Cost $628,416)	8,000	565,760

PREFERRED STOCKS — 0.0%
Federal Home Loan Mortgage CorporationΔ	5,125	8,354
Federal National Mortgage AssociationΔ	3,750	8,233

Total Preferred Stocks (Cost $227,515)		16,587

MONEY MARKET FUNDS — 46.0%
GuideStone Money Market Fund (GS4 Class)¥	13,880,471	13,880,471
Northern Institutional Liquid Assets Portfolio§	190,273,090	190,273,090

Total Money Market Funds (Cost $204,153,561)		204,153,561

	Par
AGENCY OBLIGATIONS — 0.8%
Federal Home Loan Mortgage Corporation
2.52%, 12/15/08‡‡	$22,000	21,887
Federal National Mortgage Association
1.25%, 12/15/08‡‡	3,007,000	2,991,496
2.00%, 12/15/08‡‡	150,000	149,227
2.45%, 12/15/08‡‡	42,000	41,783
2.48%, 12/15/08‡‡	58,000	57,701
2.54%, 12/15/08‡‡	21,000	20,892
2.64%, 12/15/08‡‡	23,000	22,881
2.65%, 12/15/08‡‡	17,000	16,912
2.52%, 12/26/08	30,000	29,823
5.25%, 08/01/12	110,000	111,367

Total Agency Obligations (Cost $3,467,500)		3,463,969

ASSET-BACKED SECURITIES — 0.6%
Bear Stearns Asset-Backed Securities Trust
3.66%, 10/27/32†	34,161	28,007
3.66%, 12/25/33†	339,543	260,804
Drive Auto Receivables Trust
5.33%, 04/15/14 STEP 144A	400,000	376,279
EMC Mortgage Loan Trust
3.86%, 02/25/41 STEP 144A	92,448	72,962
GSAA Trust
3.48%, 07/25/37†	200,000	77,484
Lehman XS Trust
3.51%, 11/25/35†	320,042	203,278
3.51%, 12/25/35†	160,591	72,199
3.33%, 06/25/37†	284,348	233,427
3.47%, 02/25/46†	324,108	197,114
3.28%, 08/25/46†	248,747	204,053
MASTR Specialized Loan Trust
3.56%, 05/25/37 144A†	304,807	205,760
Nelnet Student Loan Trust
4.28%, 04/25/24†	80,000	77,294
Option One Mortgage Loan Trust
4.01%, 11/25/32†	30,478	25,860
Renaissance Home Equity Loan Trust
3.64%, 06/25/33†	20,444	15,835
Securitized Asset-Backed Receivables LLC Trust
3.44%, 02/25/37†	316,807	181,611
Wachovia Asset Securitization, Inc.
3.58%, 09/27/32†	80,346	62,773
3.64%, 12/25/32†	42,219	32,951
3.50%, 03/25/33†	47,570	36,423
Washington Mutual Master Note Trust
2.52%, 09/15/13 144A†	200,000	178,729

Total Asset-Backed Securities (Cost $3,454,493)		2,542,843

CORPORATE BONDS — 1.9%
AES Corporation
7.75%, 10/15/15	30,000	27,375
8.00%, 10/15/17	140,000	127,050
8.00%, 06/01/20	190,000	167,200
Alcoa, Inc.
6.00%, 07/15/13	80,000	78,577
American Express Co.
6.80%, 09/01/49†	140,000	119,844
American International Group, Inc.
5.85%, 01/16/18	190,000	95,509
Anadarko Petroleum Corporation
5.95%, 09/15/16	20,000	18,411
6.45%, 09/15/36	320,000	251,595
Apache Corporation
5.63%, 01/15/17Δ	110,000	103,528
AT&T, Inc.
5.50%, 02/01/18	90,000	80,288
BAC Capital Trust XIV
5.63%, 12/31/49†	10,000	5,178
Bank of America Corporation
5.75%, 12/01/17	190,000	161,391
8.13%, 12/15/49†	20,000	16,184
8.00%, 12/29/49†	60,000	47,584
Bear Stearns Co., Inc.
7.25%, 02/01/18	160,000	154,236
Cardinal Health, Inc.
5.85%, 12/15/17	60,000	55,542

See Notes to Schedules of Investments.	83

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Caterpillar Financial Services Corporation
6.20%, 09/30/13	$110,000	$110,114
Chesapeake Energy Corporation
6.88%, 11/15/20Δ	100,000	86,000
Citigroup, Inc.
6.50%, 08/19/13	140,000	124,553
5.00%, 09/15/14	160,000	122,823
6.88%, 03/05/38	130,000	106,630
Comcast Corporation
6.50%, 01/15/17	360,000	338,876
Community Health Systems, Inc.
8.88%, 07/15/15Δ	30,000	28,650
ConocoPhillips Holding Co.
6.95%, 04/15/29	180,000	181,467
Countrywide Financial Corporation
6.25%, 05/15/16Δ	50,000	35,645
CVS Pass-Through Trust
6.94%, 01/10/30 144A	88,849	84,364
DaVita, Inc.
6.63%, 03/15/13	35,000	33,425
Devon Financing Corporation
6.88%, 09/30/11	150,000	156,564
Dominion Resources, Inc.
5.70%, 09/17/12	120,000	118,948
Duke Energy Carolinas LLC
5.63%, 11/30/12Δ	130,000	131,785
Dynegy Holdings, Inc.
7.75%, 06/01/19Δ	45,000	36,225
Edison Mission Energy
7.20%, 05/15/19Δ	100,000	88,500
Embarq Corporation
6.74%, 06/01/13	150,000	132,340
Energy Future Holdings Corporation
11.25%, 11/01/17 PIK 144A	500,000	425,000
6.50%, 11/15/24	20,000	12,838
6.55%, 11/15/34	10,000	6,194
Energy Transfer Partners LP
6.70%, 07/01/18	100,000	94,953
FirstEnergy Corporation
7.38%, 11/15/31	110,000	102,543
Ford Motor Credit Co., LLC
7.38%, 10/28/09	550,000	442,282
12.00%, 05/15/15	140,000	106,945
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17Δ	65,000	64,121
General Electric Capital Corporation
6.38%, 11/15/47†	130,000	105,363
GMAC LLC
6.63%, 05/15/12Δ	550,000	233,003
Goldman Sachs Capital II
5.79%, 12/29/49†	10,000	4,396
Goldman Sachs Group, Inc.
4.50%, 06/15/10Δ	100,000	92,865
5.95%, 01/18/18	100,000	82,635
HCA, Inc.
9.63%, 11/15/16 PIK	50,000	47,625
Hertz Corporation
8.88%, 01/01/14Δ	10,000	8,675
10.50%, 01/01/16Δ	5,000	4,200
Hess Corporation
7.30%, 08/15/31Δ	130,000	119,294
HSBC Finance Corporation
4.63%, 09/15/10Δ	290,000	277,587
Humana, Inc.
7.20%, 06/15/18	30,000	28,463
Idearc, Inc.
8.00%, 11/15/16	65,000	18,037
JPMorgan Chase & Co.
6.13%, 06/27/17Δ	200,000	182,282
Kansas City Southern Railway
8.00%, 06/01/15	20,000	19,800
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	70,000	63,554
6.95%, 01/15/38	120,000	103,133
Kroger Co.
6.15%, 01/15/20	70,000	64,302
L-3 Communications Corporation
6.38%, 10/15/15Δ	85,000	78,625
Lehman Brothers Holdings Capital Trust V
5.86%, 11/29/49#	10,000	5
Lehman Brothers Holdings E-Capital Trust I
3.59%, 08/19/47†#	50,000	25
Lehman Brothers Holdings, Inc.
6.50%, 07/19/17#	160,000	800
6.75%, 12/28/17#	120,000	600
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	220,000	198,366
MetLife, Inc.
6.40%, 12/15/36	120,000	74,991
Morgan Stanley
5.63%, 01/09/12	160,000	111,631
NewPage Corporation
10.00%, 05/01/12Δ	30,000	27,000
NRG Energy, Inc.
7.25%, 02/01/14	10,000	9,300
7.38%, 02/01/16	30,000	27,075
Oncor Electric Delivery Co.
6.38%, 01/15/15	50,000	45,352
Pacific Gas & Electric Co.
5.63%, 11/30/17	30,000	28,405
6.05%, 03/01/34	80,000	70,829
Pemex Project Funding Master Trust
6.63%, 06/15/35	90,000	82,871
Qwest Communications International, Inc.
7.50%, 02/15/14	70,000	60,900
Residential Capital LLC
8.50%, 05/15/10 144AΔ	27,000	14,985
9.63%, 05/15/15 144A	208,000	50,960
RH Donnelley Corporation
8.88%, 10/15/17	5,000	1,725
Sonat, Inc.
7.63%, 07/15/11	100,000	101,703
Sprint Capital Corporation
6.90%, 05/01/19	100,000	77,633
Steel Dynamics, Inc.
7.38%, 11/01/12	25,000	23,000

84	See Notes to Schedules of Investments.

	Par	Value
SunTrust Capital VIII
6.10%, 12/15/36†	$100,000	$61,781
Terex Corporation
7.38%, 01/15/14	10,000	9,150
Time Warner Cable, Inc.
6.75%, 07/01/18	110,000	102,911
7.30%, 07/01/38	90,000	80,284
Travelers Cos., Inc.
6.25%, 03/15/37†	100,000	77,030
United Parcel Service, Inc.
4.50%, 01/15/13	150,000	151,768
UnitedHealth Group, Inc.
4.88%, 02/15/13	100,000	95,672
Ventas Realty LP
9.00%, 05/01/12	20,000	20,950
Verizon Global Funding Corporation
7.38%, 09/01/12	100,000	103,315
Wachovia Corporation
5.63%, 10/15/16	270,000	168,445
WellPoint, Inc.
5.88%, 06/15/17	110,000	101,990
Weyerhaeuser Co.
6.75%, 03/15/12	80,000	79,127
Williams Cos., Inc.
7.88%, 09/01/21	50,000	50,100
7.50%, 01/15/31	30,000	27,369
7.75%, 06/15/31	50,000	46,848
8.75%, 03/15/32	10,000	10,279
Windstream Corporation
8.63%, 08/01/16Δ	20,000	18,550
Wyeth
5.95%, 04/01/37	60,000	54,275
XTO Energy, Inc.
7.50%, 04/15/12	110,000	115,289

Total Corporate Bonds (Cost $10,570,589)		8,598,405

FOREIGN BONDS — 0.5%
Canada — 0.0%
OPTI Canada, Inc.
7.88%, 12/15/14	30,000	26,700
8.25%, 12/15/14Δ	10,000	9,000

		35,700

Cayman Islands — 0.1%
Petrobras International Finance Co.
6.13%, 10/06/16	80,000	75,800
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 07/30/49 144A†	60,000	44,597
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A†Δ	100,000	41,977
Vale Overseas, Ltd.
6.88%, 11/21/36	140,000	125,315

		287,689

France — 0.0%
Compagnie Generale de Geophysique - Veritas
7.50%, 05/15/15(E)	50,000	48,000

Iceland — 0.1%
Glitnir Banki HF
6.69%, 06/15/16 144A†	130,000	68,856
Kaupthing Bank HF
7.63%, 02/28/15 144A@	310,000	290,160

		359,016

India — 0.0%
ICICI Bank, Ltd.
6.38%, 04/30/22 144A†	110,000	76,037

Ireland — 0.0%
Vimpel Communications
8.38%, 04/30/13 144A	100,000	79,577

Italy — 0.0%
Telecom Italia Capital SA
5.25%, 10/01/15	60,000	50,014

Japan — 0.0%
Aiful Corporation
6.00%, 12/12/11 144A	100,000	77,876

Kazakhstan — 0.0%
KazMunaiGaz Finance Sub BV
8.38%, 07/02/13	120,000	103,800

Luxembourg — 0.1%
Evraz Group SA
8.88%, 04/24/13 144AΔ	120,000	91,800
FMC Finance III SA
6.88%, 07/15/17Δ	40,000	38,700
Gaz Capital for Gazprom
6.21%, 11/22/16 144A	110,000	87,259
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%, 05/15/17 144A	110,000	78,804
TNK-BP Finance SA
6.63%, 03/20/17 144A	100,000	65,250
7.88%, 03/13/18 144A	100,000	70,500

		432,313

Mexico — 0.1%
America Movil Sab de CV
5.63%, 11/15/17Δ	40,000	37,674
United Mexican States
6.75%, 09/27/34	100,000	100,750

		138,424

Netherlands — 0.1%
Deutsche Telekom International Finance BV
5.75%, 03/23/16Δ	75,000	67,000
HSBK Europe BV
9.25%, 10/16/13 144A	100,000	76,500
Intergas Finance BV
6.38%, 05/14/17 144A	110,000	79,475
Koninklijke KPN NV
8.00%, 10/01/10	110,000	115,320
TuranAlem Finance BV
8.25%, 01/22/37 144AΔ	210,000	118,125

		456,420

Russia — 0.0%
Russian Federation
7.50%, 03/31/30 STEP	12,805	13,127

See Notes to Schedules of Investments.	85

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
United Kingdom — 0.0%
Vedanta Resources PLC
8.75%, 01/15/14Δ	$100,000	$89,680

Total Foreign Bonds (Cost $2,737,069)		2,247,673

MORTGAGE-BACKED SECURITIES — 7.0%
American Home Mortgage Investment Trust
3.56%, 04/25/44 STEP	39,093	38,926
3.50%, 11/25/45†	276,533	175,363
Bear Stearns Adjustable Rate Mortgage Trust
6.48%, 02/25/35†	120,984	95,547
4.75%, 08/25/35†	291,226	251,990
Bear Stearns Mortgage Funding Trust
3.42%, 12/25/36†	269,857	116,359
Bear Stearns Structured Products, Inc.
3.81%, 09/27/37 144A†	761,909	760,050
Commercial Mortgage Lease-Backed Certificates
6.75%, 06/20/31 144A	315,832	316,601
Countrywide Alternative Loan Trust
3.45%, 07/25/35†	235,537	149,816
3.47%, 07/25/35†	312,841	197,849
3.46%, 06/25/37†	146,150	93,768
3.40%, 09/25/46†	346,013	166,820
Credit Suisse Mortgage Capital Certificates
5.47%, 09/15/39	390,000	342,805
CS First Boston Mortgage Securities Corporation
6.00%, 10/25/35	135,259	115,231
Federal Home Loan Mortgage Corporation
5.50%, 11/01/35	144,417	143,854
5.50%, 12/01/36	1,313,263	1,307,537
5.88%, 05/01/37†	552,208	562,150
6.03%, 05/01/37†	76,040	77,840
6.21%, 09/01/37†	63,360	64,690
5.50%, 12/17/37	1,106,115	1,101,175
5.50%, 04/01/38	500,000	497,741
5.50%, 10/01/38 TBA	100,000	99,469
6.00%, 10/01/38 TBA	300,000	303,656
Federal National Mortgage Association
5.00%, 10/01/23 TBA	1,200,000	1,191,374
5.50%, 10/01/23 TBA	1,400,000	1,410,937
5.00%, 06/01/35	909,090	887,818
4.55%, 09/01/35†	144,734	145,528
5.00%, 02/01/36	659,866	644,013
5.50%, 11/01/36	271,004	270,500
5.50%, 01/01/37	334,118	333,497
5.83%, 09/01/37†	403,889	405,553
5.50%, 10/01/37 TBA	4,700,000	4,686,784
6.00%, 10/01/37 TBA	100,000	101,281
5.00%, 10/01/38 TBA	7,800,000	7,600,125
First Horizon Alternative Mortgage Securities
5.91%, 02/25/36†	185,823	145,745
3.58%, 02/25/37†	111,312	64,241
General Electric Capital Commercial Mortgage Corporation
5.52%, 03/10/44†	300,000	266,329
GMAC Commercial Mortgage Securities, Inc.
5.24%, 11/10/45†	100,000	87,939
Government National Mortgage Association
5.00%, 10/01/38 TBA	500,000	490,312
5.50%, 10/01/38 TBA	400,000	398,751
6.00%, 10/01/38 TBA	200,000	202,564
6.00%, 10/22/38 TBA	400,000	405,875
Greenpoint Mortgage Funding Trust
3.47%, 10/25/45†	82,156	57,408
Harborview Mortgage Loan Trust
3.27%, 06/19/35†	295,846	179,208
Homestar Mortgage Acceptance Corporation
3.66%, 07/25/34†	129,232	96,492
Impac CMB Trust
4.01%, 03/25/33†	22,494	17,878
Indymac INDA Mortgage Loan Trust
6.25%, 11/01/37†	188,024	155,020
MASTR Adjustable Rate Mortgages Trust
3.79%, 11/21/34†	200,000	162,097
4.09%, 12/25/46†	318,486	172,109
Merrill Lynch Mortgage Investors, Inc.
5.03%, 05/25/34†	59,265	52,285
4.49%, 02/25/35†	325,663	263,571
Morgan Stanley Capital I
5.69%, 04/15/49†	270,000	229,350
Residential Accredit Loans, Inc.
5.54%, 12/26/34†	318,826	248,622
3.61%, 10/25/45†	199,987	129,953
Structured Adjustable Rate Mortgage Loan Trust
5.65%, 11/25/34†	102,014	76,626
Structured Asset Mortgage Investments, Inc.
3.42%, 08/25/36†	302,649	177,433
3.39%, 09/25/37†	367,840	225,913
Terwin Mortgage Trust
3.29%, 10/25/37†	206,589	185,254
Thornburg Mortgage Securities Trust
3.44%, 12/25/35†	311,165	309,933
Washington Mutual Alternative Mortgage Pass-Through Certificates
3.92%, 05/25/47†	350,454	167,657
Washington Mutual, Inc.
5.65%, 11/25/36†	274,598	211,901

86	See Notes to Schedules of Investments.

	Par	Value
Wells Fargo Mortgage-Backed Securities Trust
3.61%, 05/25/33†	$338,375	$316,227
3.54%, 09/25/34†	400,000	396,041
5.24%, 04/25/36†	296,802	277,186

Total Mortgage-Backed Securities (Cost $32,957,667)		30,826,567

U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Bill
2.09%, 12/04/08‡‡	3,255,000	3,250,921

U.S. Treasury Inflationary Index Bonds
2.50%, 07/15/16	90,000	100,345
2.63%, 07/15/17	120,000	131,176
2.38%, 01/15/27	295,000	311,232
1.75%, 01/15/28	150,000	137,427

		680,180

Total U.S. Treasury Obligations (Cost $3,933,728)		3,931,101

TOTAL INVESTMENTS — 143.4% (Cost $664,354,909)		636,446,784

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Futures, Strike Price $117.00, Expires 11/21/08	(15)	(16,172)
10-Year U.S. Treasury Futures, Strike Price $118.00, Expires 11/21/08	(7)	(5,688)

		(21,860)

Put Options — 0.0%
10-Year U.S. Treasury Futures, Strike Price $111.00, Expires 11/21/08	(8)	(5,625)
10-Year U.S. Treasury Futures, Strike Price $112.00, Expires 11/21/08	(7)	(6,672)
90-Day Eurodollar Futures, Strike Price $96.75, Expires 03/16/08	(15)	(11,531)

		(23,828)

Total Written Options (Premiums received $(34,352))		(45,688)

Liabilities in Excess of Other Assets — (43.4)%		(192,658,436)

NET ASSETS — 100.0%		$443,742,660

PORTFOLIO SUMMARY (based on net assets)

	%
Money Market Funds	46.0
Futures Contracts	23.8
Financial Services	17.8
Consumer Discretionary	13.0
Technology	12.7
Healthcare	12.5
Materials & Processing	7.5
Mortgage-Backed Securities	7.0
Other Energy	5.9
Producer Durables	5.5
Utilities	4.3
Auto & Transportation	3.3
Corporate Bonds	1.9
Consumer Staples	1.8
Foreign Common Stocks	1.0
U.S. Treasury Obligations	0.9
Agency Obligations	0.8
Asset-Backed Securities	0.6
Foreign Bonds	0.5
Other	0.2
Exchange Traded Fund	0.1
Integrated Oils	0.1
Preferred Stocks	—	**
Written Options	—	**
Forward Foreign Currency Contracts	(0.1)

	167.1

**	Rounds to less than 0.005%.

See Notes to Schedules of Investments.	87

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Assets:
Level 1 — Quoted Prices	$584,836,225	$(3,717,331)
Level 2 — Other Significant Observable Inputs	51,610,559	53,583
Level 3 — Significant Unobservable Inputs	—	—

Total Assets	$636,446,784	$(3,663,748)

Liabilities:
Level 1 — Quoted Prices	$(45,688)	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(45,688)	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

88	See Notes to Schedules of Investments.

International Equity Fund
SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 95.2%
Argentina — 0.0%
Banco Macro SA ADRΔ	21,400	$395,900

Australia — 4.3%
ABC Learning Centres, Ltd.+	2,281	973
AGL Energy, Ltd.Δ	2,550	28,123
Allco Finance Group, Ltd.Δ*	80,613	13,604
Amcor, Ltd.	752,723	3,310,043
AMP, Ltd.	245,181	1,394,147
Ansell, Ltd.	13,730	140,990
Austereo Group, Ltd.	710	922
Australand Property Group REIT	49,418	22,102
Australia and New Zealand Banking Group, Ltd.	10,601	163,777
AWB, Ltd.	38,367	85,704
AXA Asia Pacific Holdings, Ltd.	527	2,168
BHP Billiton, Ltd.Δ	184,852	4,782,242
BlueScope Steel, Ltd.	14,187	83,613
Boart Longyear Group	558,155	503,461
Brambles, Ltd.	354,890	2,214,397
Caltex Australia, Ltd.	1,418	14,026
Centennial Coal Co., Ltd.	5,923	17,532
CFS Retail Property Trust REITΔ	2,438	4,424
Challenger Financial Services Group, Ltd.Δ	6,349	12,527
Coca-Cola Amatil, Ltd.	1,166,810	7,790,526
Commonwealth Bank of Australia	3,796	133,785
CSL, Ltd.	203,794	6,173,924
CSR, Ltd.	28,112	56,328
Dexus Property Group REIT	19,498	22,935
Downer EDI, Ltd.	1,341	6,832
Fairfax Media, Ltd.Δ	2,835	6,074
Felix Resources, Ltd.	247	3,376
Fortescue Metals Group LtdΔ*	6,478	24,647
Goodman Fielder, Ltd.	27,506	31,203
Goodman Group REITΔ	8,072	16,289
GPT Group REIT	13,315	19,463
Harvey Norman Holdings, Ltd.	9,911	24,964
Incitec Pivot, Ltd.	226,940	954,086
Leighton Holdings, Ltd.Δ	54,767	1,685,695
Lend Lease Corporation, Ltd.	3,462	25,537
Macquarie Group, Ltd.Δ	43,100	1,327,110
Macquarie Infrastructure GroupΔ	10,311	19,552
Metcash Ltd.	17,680	56,596
Mineral Deposits, Ltd.Δ*	138,300	75,514
Mirvac Group REIT	4,874	9,935
National Australia Bank, Ltd.	426,171	8,601,182
Newcrest Mining, Ltd.	2,374	49,327
Orica, Ltd.	2,070	34,959
Origin Energy, Ltd.	5,170	66,872
PaperlinX, Ltd.	55,332	76,521
QBE Insurance Group, Ltd.	6,115	131,877
Quantas Airways, Ltd.	270,274	689,033
Rio Tinto, Ltd.Δ	16,698	1,125,148
Santos, Ltd.	11,087	169,646
Sigma Pharmaceuticals, Ltd.	4,945	4,787
SP AusNet	151,468	126,689
Spotless Group, Ltd.	11,440	30,583
St George Bank, Ltd.	3,187	75,222
Stockland REIT	10,657	47,842
Suncorp-Metway, Ltd.	212,184	1,612,772
Telstra Corporation, Ltd.	3,019,182	10,129,244
Toll Holdings, Ltd.Δ	4,299	24,352
Virgin Blue Holdings, Ltd.	4,299	1,110
Wesfarmers, Ltd.Δ	140,655	3,270,783
Westfield Group REIT	11,486	157,335
Westpac Banking Corporation	10,889	193,003
Woodside Petroleum, Ltd.	3,116	125,734

		58,003,167

Austria — 0.4%
Erste Bank Der Oesterreichischen Sparkassen AGΔ	70,005	3,485,158
Raiffeisen International Bank Holding AGΔ	14,391	1,039,403
Verbund AG	9,429	580,277
Wienerberger AGΔ	6,158	167,192

		5,272,030

Bahrain — 0.0%
Investcorp Bank BSC GDR	13,338	270,094

Belgium — 0.4%
Colruyt SAΔ	6,582	1,652,095
FortisΔ	355,003	2,241,678
Mobistar SA	4,531	318,909
Nationale A Portefeuille	1,937	128,189
Tessenderlo Chemie NV	10,881	544,907
Umicore	2,170	67,014

		4,952,792

Bermuda — 0.2%
Catlin Group, Ltd.	2,162	13,552
Credicorp, Ltd.	23,071	1,383,799
Hiscox, Ltd.	59,176	260,161
Seadrill, Ltd.Δ	37,000	766,571

		2,424,083

Brazil — 1.9%
Amil Participacoes SA	82,751	495,749
Banco do Brasil SA	312,300	3,672,959
BR Malls Participacoes SA*	34,700	215,177
Brasil Telecom Participacoes SA ADRΔ	30,159	1,473,569
Centrais Eletricas Brasileiras SA	7,278	105,638
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADRΔ	19,880	695,005
Companhia Vale do Rio Doce ADR	153,100	2,709,870
Gafisa SA ADRΔ	9,600	246,720
Gerdau SA ADRΔ	48,500	538,350
Global Village Telecom Holding SA*	30,800	457,249
Hypermarcas SA*	16,800	114,507
Localiza Rent A Car SA	16,100	85,115
Lojas Renner SA	17,105	199,464
Marfrig Frigorificos e Comercio de Alimentos SA	116,237	1,056,756
Perdigao SA	6,500	123,141
Petroleo Brasileiro SA ADR	217,600	8,901,378
Tegma Gestao Logistica SA	31,778	169,336
Tele Norte Leste Participacoes SA ADRΔ	134,300	2,344,878
Terna Participacoes SA	35,600	457,231
Totvs SA	10,865	256,937

See Notes to Schedules of Investments	89

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Triunfo Participacoes e Investimentos SA*	50,300	$91,195
Unibanco GDRΔ	13,863	1,399,054
Usinas Siderurgicas de Minas Gerais SA	7,500	151,111
Votorantim Celulose e Papel SA ADRΔ	8,700	134,067

		26,094,456

Canada — 1.4%
Eastern Platinum, Ltd.*	313,700	288,866
Encana Corporation	61,200	4,022,676
Falcon Oil & Gas, Ltd.*	335,000	173,127
First Quantum Minerals, Ltd.	45,944	1,726,812
Goldcorp, Inc.Δ	101,890	3,222,781
Potash Corporation of Saskatchewan	17,920	2,365,619
Research In Motion, Ltd.Δ*	19,970	1,363,951
Rogers Communications, Inc. Class B	86,353	2,800,945
Talisman Energy, Inc.Δ	140,200	1,978,674
Teck Cominco, Ltd. Class BΔ	16,000	454,330

		18,397,781

Chile — 0.2%
Banco de Credito e Inversiones	13,765	348,891
Banco Santander Chile SA ADR	6,300	269,577
Centros Comerciales Sudamericanos SA	81,016	190,236
Embotelladora Andina SA ADR Class A@	20,000	261,800
Embotelladora Andina SA ADR Class BΔ	36,200	524,900
Enersis SA ADRΔ	45,100	736,032
Multiexport Foods SA*	115,516	22,794
S.A.C.I. Falabella SA	133,155	465,241

		2,819,471

China — 1.5%
Anhui Conch Cement Co., Ltd.Δ*	268,014	1,023,729
Asia Cement China Holdings Corporation*	224,712	118,652
Bank of Communications Co., Ltd.Δ	2,092,000	1,905,303
China Construction Bank Class HΔ	1,141,000	761,351
China COSCO Holdings Co., Ltd.Δ	754,000	687,362
China Life Insurance Co., Ltd. Class HΔ	675,000	2,514,618
China Medical Technologies, Inc. ADRΔ	26,900	876,402
China Petroleum & Chemical Corporation Class H	2,815,000	2,221,689
China Shenhua Energy Co., Ltd. Class HΔ	630,790	1,547,279
China Shipping Development Co., Ltd.Δ	358,000	469,980
China Yurun Food Group, Ltd.	1,265,000	1,649,535
Golden Eagle Retail Group, Ltd.Δ	557,333	455,587
Great Wall Motor Co., Ltd.	392,000	165,360
Harbin Power Equipment	226,000	161,898
Hidili Industry International Development, Ltd.Δ	685,000	333,977
Industrial & Commercial Bank of China Class HΔ	2,877,000	1,738,845
New World Department Store China, Ltd.	533,337	292,314
Parkson Retail Group, Ltd.Δ	1,118,694	1,240,784
Shandong Weigao Group Medical Polymer Co., Ltd.Δ	216,000	324,211
Simcere Pharmaceutical Group ADRΔ	39,300	341,124
Tencent Holdings, Ltd.Δ	9,000	65,784
Xinao Gas Holdings, Ltd.	254,104	344,396
ZTE Corporation Class H	98,400	372,722

		19,612,902

Colombia — 0.1%
BanColombia SA	76,200	544,422
BanColombia SA ADRΔ	13,000	369,850

		914,272

Czech Republic — 0.4%
CEZ AS	88,605	5,505,001

Denmark — 1.0%
A P Moller - Maersk A/SΔ	7	60,891
D/S Norden	2,600	125,190
Danske Bank A/S	87,900	2,116,414
East Asiatic Co., Ltd. A/S	5,975	251,066
H Lundbeck A/S	121,900	2,317,593
Novo-Nordisk A/S Class B	123,967	6,426,734
Vestas Wind Systems A/S*	30,850	2,692,739

		13,990,627

Egypt — 0.4%
El Sewedy Cables Holding Co.*	52,020	951,147
Orascom Construction Industries	54,094	3,111,381
Orascom Construction Industries GDRΔ	1,828	212,299
Orascom Construction Industries GDR 144A	1,549	179,897
Orascom Telecom Holding SAE GDRΔ	36,987	1,362,679

		5,817,403

Estonia — 0.0%
Tallink Group, Ltd.	746,660	521,293

Finland — 1.0%
Fortum OYJΔ	37,742	1,266,591
Nokia Corporation ADR	95,300	1,777,345
Nokia OYJ ADRΔ	264,382	4,931,093
Outokumpu OYJΔ	52,336	833,824
Outotec OYJ	17,445	469,686
UPM-Kymmene OYJ	233,934	3,649,913

		12,928,452

France — 8.5%
Air Liquide SA	16,582	1,822,075
Alstom	15,278	1,159,741
AXA SAΔ	219,026	7,169,658
BNP Paribas SA	76,524	7,304,771
Bouygues SA	255	11,552
Carrefour SA	125,782	5,931,473
Casino Guichard Perrachon SA	19,303	1,722,391
Christian Dior SA	36,183	2,744,194
Compagnie de Saint-GobainΔ	131,045	6,778,739
Compagnie Generale d’Optique Essilor International SAΔ	20,250	1,011,391

90	See Notes to Schedules of Investments

	Shares	Value
Credit Agricole SA	96,578	$1,860,073
EDF Energies Nouvelles SAΔ	14,834	739,130
ErametΔ	235	90,028
France Telecom SAΔ	357,701	10,033,347
Gaz de France SA	126,595	6,586,254
Groupe DanoneΔ	14,495	1,028,155
Lafarge SA	14,905	1,569,317
Nexans SA	2,464	219,196
Peugeot SA	601	22,619
Rallye SA	7,448	218,352
Renault SAΔ	79,730	5,081,129
Rhodia SA*	32,086	501,396
Sanofi-Aventis	45,224	2,973,269
Schneider Electric SAΔ	26,642	2,287,865
Societe BIC SAΔ	22,800	1,184,528
Societe Generale Class AΔ	85,130	7,647,181
Societe Television Francaise 1Δ	66,163	1,172,121
Sodexo	7,126	420,533
Suez Environnement SA	72,032	1,773,598
Technip SA	31,950	1,795,304
TeleperformanceΔ	4,144	115,591
Total SAΔ	376,422	22,867,555
Total SA ADR	20,400	1,237,872
UBISOFT Entertainment	5,460	379,826
Unibail-Rodamco REITΔ	141	28,529
Valeo SA	75,718	2,291,354
Vallourec	4,496	970,135
Veolia Environnement SA	11,708	481,679
Vivendi SA	67,477	2,115,446

		113,347,367

Germany — 7.3%
Adidas-Salomon AGΔ	40,476	2,162,213
Allianz AGΔ	31,586	4,330,375
BASF AG	131,532	6,270,967
Bauer AG	5,985	300,805
Bayer AGΔ	133,271	9,760,365
Bayerische Motoren Werke AGΔ	43,500	1,686,090
Commerzbank AG	169,819	2,517,358
Daimler AG	29,774	1,478,363
Demag Cranes AG	19,142	757,682
Deutsche Bank AG	1,644	117,607
Deutsche Boerse AGΔ	32,977	3,017,731
Deutsche Lufthansa AGΔ	114,516	2,238,591
Deutsche Telekom AG	404,126	6,137,540
E.ON AG	138,827	6,988,099
Fresenius Medical Care AG & Co. KGaA	73,190	3,788,777
GEA Group AG	58,967	1,141,344
Gildemeister AG	9,460	159,764
Hannover Rueckversicherung AGΔ	82,845	3,031,966
Heidelberger Druckmaschinen AGΔ	72,924	1,148,749
Hypo Real Estate Holding AGΔ	657	3,876
Lanxess AG	34,182	941,374
Linde AGΔ	22,953	2,451,047
MAN AG	2,752	185,282
Merck KGaA	16,720	1,783,070
Metro AGΔ	5,504	276,004
Muenchener Rueckversicherungs AG	11,018	1,662,004
Q-Cells AGΔ	14,880	1,247,732
RWE AGΔ	162,070	15,451,172
Salzgitter AG	367	37,113
SAP AGΔ	113,543	6,047,161
SGL Carbon AG	47,100	1,830,844
Siemens AG	19,221	1,792,873
SolarWorld AGΔ	32,143	1,352,930
Stada Arzneimittel AGΔ	6,085	243,721
Symrise AGΔ	99,125	1,682,945
ThyssenKrupp AGΔ	31,082	933,201
Tognum AGΔ	8,784	175,970
United Internet AG	59,218	636,751
Wacker Chemie AGΔ	8,631	1,232,229
Wincor Nixdorf AGΔ	11,370	669,555

		97,671,240

Greece — 0.7%
Coca Cola Hellenic Bottling Co. SA	132,391	2,889,575
National Bank of Greece SA	80,649	3,268,261
Piraeus Bank SA	41,357	861,132
Public Power Corporation	116,254	1,793,475

		8,812,443

Hong Kong — 2.9%
AAC Acoustic Technology Holdings, Inc.Δ*	588,000	451,337
Bank of East Asia, Ltd.Δ	3,600	11,332
BOC Hong Kong Holdings, Ltd.	37,500	67,041
Cheung Kong Holdings, Ltd.	10,000	113,285
China Mobile, Ltd.	473,500	4,743,370
China Overseas Land & Investment, Ltd.Δ	757,000	917,517
Chinese Estates Holdings, Ltd.	10,000	12,392
CLP Holdings, Ltd.Δ	9,000	72,601
CNOOC, Ltd.	1,445,000	1,623,308
Dairy Farm International Holdings, Ltd.	353,700	1,768,500
Esprit Holdings, Ltd.	5,200	32,233
Giordano International, Ltd.	70,000	24,449
Great Eagle Holdings, Ltd.	4,000	8,896
Hang Lung Group, Ltd.	5,000	15,838
Hang Lung Properties, Ltd.	3,000	7,062
Hang Seng Bank, Ltd.	122,400	2,313,865
Henderson Land Development Co., Ltd.	5,000	22,289
Hengan International Group Co., Ltd.Δ	554,000	1,576,565
Hong Kong Electric Holdings, Ltd.	713,500	4,481,472
Hong Kong Exchanges and Clearing, Ltd.Δ	2,500	30,791
Hongkong Land Holdings, Ltd.	401,000	1,186,960
Hopewell Holdings	6,000	21,790
Hutchison Telecommunications International, Ltd.Δ*	7,000	7,817
Hutchison Whampoa, Ltd.	400,600	3,076,825
Hysan Development Co., Ltd.	382,000	994,379
Industrial and Commercial Bank of China Asia, Ltd.	16,000	29,122
Jardine Matheson Holdings, Ltd.	167,200	4,362,682
Kingboard Chemical Holdings, Ltd.	1,000	3,414
Lenovo Group, Ltd.Δ	2,796,000	1,234,031
Li & Fung, Ltd.Δ	706,000	1,727,615
Link REIT	11,000	22,866
Midland Holdings, Ltd.	20,000	6,323
Mongolia Energy Co., Ltd.	30,000	16,154

See Notes to Schedules of Investments	91

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
MTR Corporation	2,500	$7,382
New World Development, Ltd.	13,000	14,479
Noble Group, Ltd.	13,000	12,371
Orient Overseas International, Ltd.	9,000	23,055
Pacific Basin Shipping, Ltd.	465,000	386,603
Shangri-La Asia, Ltd.	6,000	8,596
Shenzhen International Holdings	245,000	13,645
Shui On Land, Ltd.	1,464,223	611,306
Sun Hung Kai Properties, Ltd.	204,600	2,108,357
Swire Pacific, Ltd. Class A	7,500	65,926
Wharf Holdings, Ltd.	1,427,250	4,077,554
Wheelock & Co., Ltd.	13,000	23,580
Wing Hang Bank, Ltd.	500	3,842
WM Morrison Supermarkets PLC	70,943	329,912

		38,670,729

Hungary — 0.1%
MOL Hungarian Oil and Gas PLC	14,406	1,317,230
MOL Hungarian Oil and Gas PLC ADR	12,666	537,672

		1,854,902

India — 1.8%
Ambuja Cements, Ltd.	587,628	995,771
Andhra Bank, Ltd.	685,968	818,132
Asian Paints, Ltd.	42,751	1,089,672
Bharti Airtel, Ltd.*	59,879	1,015,634
Cairn India, Ltd.*	158,067	723,700
Container Corporation of India, Ltd.	40,563	725,084
Hindustan Unilever, Ltd.	120,091	652,168
Housing Development Finance Corporation	87,424	4,065,761
Indraprastha Gas, Ltd.	93,800	236,701
Infosys Technologies, Ltd.	107,407	3,266,519
Infosys Technologies, Ltd. ADRΔ	102,330	3,408,612
Phoenix Mills, Ltd.	11,389	36,433
Ranbaxy Laboratories, Ltd.	91,585	488,297
Reliance Industries, Ltd.	7,864	330,480
Reliance Industries, Ltd. GDR	25,700	2,133,431
Rural Electrification Corporation, Ltd.	273,024	480,519
Satyam Computer Services, Ltd.	175,631	1,131,592
Sun Pharmaceuticals Industries, Ltd.	49,300	1,575,905
Welspun-Gujarat Stahl, Ltd.	105,286	543,636

		23,718,047

Indonesia — 0.7%
Bank Danamon Indonesia TBK	318,279	162,276
Bank Rakyat Indonesia	7,096,209	4,009,319
PT Bumi Resources TBK	5,125,500	1,704,583
PT Panin Life TBK	26,999,000	443,386
PT Ramayana Lestari Sentosa TBK@	3,484,500	295,937
PT Telekomunikasi Indonesia TBK	4,569,196	3,412,872

		10,028,373

Ireland — 0.2%
Anglo Irish Bank Corporation PLCΔ	166,637	908,359
CRH PLC	112,244	2,397,765

		3,306,124

Israel — 0.8%
Israel Chemicals, Ltd.	90,160	1,295,781
Makhteshim-Agan Industries, Ltd.	81,219	517,530
Nice Systems, Ltd. ADRΔ*	43,866	1,194,910
Syneron Medical, Ltd.Δ	3,335	47,524
Teva Pharmaceutical Industries, Ltd. ADRΔ	156,070	7,146,445

		10,202,190

Italy — 2.1%
Assicurazioni Generali SpA	11,683	387,841
Buzzi Unicem SpA	1,984	30,486
Credito Emiliano SpA	7,296	62,415
Enel SpA	77,123	643,797
ENI SpAΔ	117,004	3,101,307
Fiat SpAΔ	72,060	968,335
Fondiaria-Sai SpA	6,591	155,573
Intesa Sanpaolo SpA	1,737,166	9,553,660
Maire Tecnimont SpA	20,248	71,841
Mediaset SpAΔ	500,854	3,180,882
Milano Assicurazioni SPA	7,871	34,877
Pirelli & C SpA	40,985	24,182
Saipem SpA	27,790	831,504
UniCredito Italiano SpA	2,258,179	8,444,091
Unione di Banche Italiane SCPA	1,468	32,159

		27,522,950

Japan — 15.7%
77 Bank, Ltd. (The)	88,000	443,726
Acom Co., Ltd.Δ	1,850	63,226
Aeon Credit Service Co., Ltd.	145,100	1,480,965
Aichi Steel CorporationΔ	2,000	8,199
Aiful CorporationΔ	3,550	27,468
Aisin Seiki Co., Ltd.	33,300	815,520
Alfresa Holdings Corporation	500	24,204
Alps Electric Co., Ltd.Δ	7,800	61,058
Amada Co., Ltd.	9,000	49,426
Aoyama Trading Co., Ltd.	100	1,336
Asahi Glass Co., Ltd.	4,000	35,163
Asahi Kasei CorporationΔ	7,000	29,452
Astellas Pharma, Inc.Δ	258,900	10,878,776
Autobacs Seven Co., Ltd.	1,900	47,490
Bridgestone CorporationΔ	3,800	71,940
Brother Industries, Ltd.Δ	5,600	59,295
Calsonic Kansei CorporationΔ	10,000	28,679
Canon Marketing Japan, Inc.Δ	6,700	102,628
Canon, Inc.	322,650	12,231,943
Central Glass Co., Ltd.	17,000	56,760
Central Japan Railway Co.	107	1,008,959
Chubu Electric Power Co., Inc.Δ	28,100	662,114
Chuo Mitsui Trust Holdings, Inc.	5,000	26,994
Circle K Sunkus Co., Ltd.	5,500	91,170
Coca-Cola West Holdings Co., Ltd.Δ	400	9,039
COMSYS Holdings Corporation	10,000	86,186

92	See Notes to Schedules of Investments

	Shares	Value
Cosmo Oil Co., Ltd.	15,000	$35,580
Credit Saison Co., Ltd.Δ	2,800	46,018
Dai Nippon Printing Co., Ltd.	6,000	80,930
Daiei, Inc. (The)Δ*	7,250	38,736
Daifuku Co., Ltd.	2,500	15,762
Daiichi Chuo Kisen Kaisha	2,000	9,463
Daiichi Sankyo Co., Ltd.	900	23,190
Daishi Bank, Ltd.	12,000	47,381
Daito Trust Construction Co., Ltd.	38,900	1,446,799
Daiwa Securities Group, Inc.Δ	301,000	2,192,405
Denso Corporation	23,000	564,140
DIC CorporationΔ	6,000	11,364
Duskin Co., Ltd.	4,200	60,851
Exedy CorporationΔ	3,500	66,017
FamilyMart Co., Ltd.	29,200	1,235,557
Fanuc, Ltd.Δ	7,400	556,715
Fast Retailing Co., Ltd.Δ	12,400	1,264,471
Fuji Fire & Marine Insurance Co., Ltd. (The)	3,000	6,944
Fuji Heavy Industries, Ltd.Δ	118,000	597,713
FUJIFILM Holdings CorporationΔ	5,000	128,904
Fujitsu, Ltd.	128,000	719,612
Funai Electric Co., Ltd.Δ	1,600	29,507
Glory, Ltd.Δ	4,900	112,962
Gunze, Ltd.Δ	5,000	19,680
H2O Retailing CorporationΔ	10,000	60,895
Hanwa Co., Ltd.Δ	11,000	38,305
Higo Bank, Ltd.	8,000	45,988
Hino Motors, Ltd.Δ	12,000	48,519
Hirose Electric Co., Ltd.Δ	20,500	1,953,830
Hisamitsu Pharmaceutical Co., Inc.Δ	50,600	2,214,663
Hitachi Cable, Ltd.Δ	2,000	6,829
Hitachi Capital Corporation	56,900	692,843
Hitachi Construction Machinery Co., Ltd.Δ	126,300	3,121,724
Hitachi High-Technologies CorporationΔ	1,100	21,813
Hitachi Kokusai Electric, Inc.	9,000	54,618
Hitachi Transport System, Ltd.Δ	5,500	69,368
Hitachi, Ltd.Δ	19,000	128,269
Hokkoku Bank, Ltd.Δ	24,000	90,633
Honda Motor Co., Ltd.	9,200	279,061
Hosiden CorporationΔ	51,600	743,227
Hoya Corporation	94,100	1,866,735
Ibiden Co., Ltd.Δ	93,900	2,285,914
Inpex Holdings, Inc.Δ	562	4,776,118
Isuzu Motors, Ltd.	24,000	66,697
Itochu Corporation	149,000	897,600
Itoham Foods, Inc.	34,000	157,998
Japan Aviation Electronics Industry, Ltd.Δ	6,000	28,256
Japan Steel Works, Ltd.Δ	213,000	2,648,230
JFE Holdings, Inc.	96,700	2,999,264
JFE Shoji Holdings, Inc.	16,000	56,703
JGC Corporation	3,000	48,130
JTEKT Corporation	3,100	35,370
Jupiter Telecommunications Co., Ltd.	533	383,767
Kagoshima Bank, Ltd.	7,000	48,095
Kaken Pharmaceutical Co., Ltd.	19,000	150,423
Kandenko Co., Ltd.Δ	6,000	34,703
Kaneka Corporation	6,000	33,146
Kansai Paint Co., Ltd.Δ	8,000	49,621
Kanto Auto Works, Ltd.	11,300	137,441
Kao Corporation	401,000	10,753,828
Kawasaki Kisen Kaisha, Ltd.Δ	6,000	37,120
KDDI Corporation	1,624	9,199,424
Keihin CorporationΔ	8,900	104,808
Keiyo Bank, Ltd.Δ	6,000	28,842
Keyence CorporationΔ	7,200	1,436,278
Kikkoman CorporationΔ	1,000	13,545
Kinden CorporationΔ	1,000	9,526
Kobe Steel, Ltd.	16,000	32,196
Komatsu, Ltd.	24,800	406,013
Komori Corporation	2,800	37,620
Konica Minolta Holdings, Inc.	94,500	1,080,017
Kose Corporation	4,600	128,001
Kuraray Co., Ltd.Δ	254,500	2,529,791
Kureha CorporationΔ	155,000	849,593
Kurita Water Industries, Ltd.	30,200	707,341
Kyocera Corporation	800	60,725
Lawson, Inc.Δ	1,100	50,727
Leopalace21 Corporation	1,500	11,599
Lintec CorporationΔ	2,600	42,672
Makita Corporation	400	8,194
Marubeni Corporation	222,000	1,006,323
Matsumotokiyoshi Holdings Co., Ltd.Δ	900	17,223
Matsushita Electric Industrial Co., Ltd.	12,000	206,874
Meiji Dairies CorporationΔ	12,000	64,155
Millea Holdings, Inc.	229,300	8,418,477
Minebea Co., Ltd.	14,000	52,508
Miraca Holdings, Inc.	1,800	34,819
Mitsubishi Corporation	298,000	6,216,324
Mitsubishi Electric Corporation	11,000	74,218
Mitsubishi Estate Co., Ltd.	6,000	118,231
Mitsubishi Gas Chemical Co., Inc.	443,000	2,142,454
Mitsubishi Materials Corporation	9,000	28,269
Mitsubishi UFJ Financial Group, Inc.	282,600	2,464,342
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,450	80,175
Mitsui & Co., Ltd.	9,000	111,729
Mitsui Fudosan Co., Ltd.	48,000	927,454
Mitsui OSK Lines, Ltd.Δ	105,000	912,278
Mitsui Sumitomo Insurance Group Holdings, Inc.	1,000	34,057
Mizuho Financial Group, Inc.Δ	446	1,950,424
Musashino Bank, Ltd. (The)Δ	2,000	58,002
Nachi-Fujikoshi Corporation	11,000	29,367
NEC Corporation	18,000	76,934
NEC Electronics CorporationΔ	1,400	29,251
Nichirei CorporationΔ	13,000	69,228
Nifco, Inc.	3,300	57,986
Nihon Parkerizing Co., Ltd.	2,000	22,624
Nintendo Co., Ltd.	15,300	6,489,859
Nippon Denko Co., Ltd.Δ	64,000	400,921
Nippon Electric Glass Co., Ltd.	115,000	1,041,722
Nippon Express Co., Ltd.Δ	31,000	138,391
Nippon Konpo Unyu Soko Co., Ltd.	16,000	149,599
Nippon Mining Holdings, Inc.	8,500	34,238
Nippon Oil CorporationΔ	171,000	861,103
Nippon Sheet Glass Co., Ltd.Δ	8,000	41,431
Nippon Steel CorporationΔ	24,000	90,604

See Notes to Schedules of Investments	93

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Nippon Telegraph & Telephone Corporation	1,748	$7,802,105
Nippon Yusen Kabushiki KaishaΔ	114,000	743,122
Nissan Motor Co., Ltd.Δ	134,600	910,136
Nissan Shatai Co., Ltd.	18,000	120,464
Nissha Printing Co., Ltd.	15,500	748,455
Nitto Denko CorporationΔ	167,000	4,248,581
Nomura Holdings, Inc.Δ	92,700	1,209,745
Nomura Real Estate Holdings, Inc.Δ	54,600	1,300,550
NSK, Ltd.Δ	79,000	456,377
NTN Corporation	2,000	10,394
NTT DoCoMo, Inc.	70	112,049
Oki Electric Industry Co., Ltd.Δ	13,000	13,707
OMC Card, Inc.Δ	300	666
Omron Corporation	2,000	31,045
ORIX Corporation	9,630	1,205,754
Osaka Gas Co., Ltd.	34,000	117,072
Pioneer Corporation	83,800	552,752
Promise Co., Ltd.Δ	350	6,773
QP CorporationΔ	17,600	163,641
Rakuten, Inc.Δ	4,319	2,437,127
Resona Holdings, Inc.Δ	6	8,094
Ricoh Co., Ltd.	169,000	2,376,303
Rinnai CorporationΔ	500	20,406
Rohm Co., Ltd.	1,500	82,505
Rohto Pharmaceutical Co., Ltd.	1,000	11,306
San-in Godo Bank, Ltd. (The)	2,000	15,493
Sankyo Co., Ltd.Δ	2,000	101,519
Sankyu, Inc.	2,000	7,165
SBI Holdings, Inc.	7	1,048
Secom Co., Ltd.	600	24,995
Seiko Epson CorporationΔ	900	20,930
Seino Holdings Corporation	3,000	14,149
Sekisui House, Ltd.Δ	283,000	2,598,230
Seven & Holdings Co., Ltd.	262,000	7,527,234
Sharp CorporationΔ	2,000	21,854
Shima Seiki Manufacturing, Ltd.Δ	2,300	45,215
Shimano, Inc.Δ	1,000	34,426
Shin-Etsu Chemical Co., Ltd.	107,500	5,111,702
Shinko Electric Industries Co., Ltd.Δ	2,500	23,663
Shinwa Kaiun Kaisha, Ltd.Δ	2,000	8,132
Shiseido Co., Ltd.Δ	50,000	1,119,671
Showa Shell Sekiyu KK	5,900	57,464
Softbank CorporationΔ	2,400	31,276
Sony Corporation	4,900	151,104
Stanley Electric Co., Ltd.Δ	31,200	457,701
Sumco CorporationΔ	500	7,914
Sumitomo Chemical Co., Ltd.Δ	3,000	13,253
Sumitomo CorporationΔ	55,100	513,744
Sumitomo Electric Industries, Ltd.	177,100	1,927,586
Sumitomo Forestry Co., Ltd.Δ	5,300	30,927
Sumitomo Metal Mining Co., Ltd.	4,000	40,087
Sumitomo Metal Industries, Ltd.	3,000	9,300
Sumitomo Mitsui Financial Group, Inc.Δ	29	181,820
Sumitomo Realty & Development Co., Ltd.Δ	2,000	43,557
Suzuken Co., Ltd.Δ	4,800	145,866
Takeda Pharmaceutical Co., Ltd.	251,500	12,663,174
Takefuji CorporationΔ	55,830	726,524
TDK CorporationΔ	10,600	530,909
Terumo Corporation	23,000	1,199,782
THK Co., Ltd.Δ	3,100	48,236
Toagosei Co., Ltd.	45,000	114,695
Toho Gas Co., Ltd.Δ	125,000	689,432
Toho Pharmaceutical Co., Ltd.	2,100	29,769
Tokai Rika Co., Ltd.	3,800	48,265
Tokai Rubber Industries, Inc.Δ	8,400	87,613
Tokuyama Corporation	3,000	17,407
Tokyo Dome CorporationΔ	199,000	1,041,206
Tokyo Gas Co., Ltd.	134,000	559,111
Tokyo Ohka Kogyo Co., Ltd.	1,400	22,189
Tokyo Steel Manufacturing Co., Ltd.	5,900	65,191
Tokyo Style Co., Ltd.	2,000	16,902
Tokyo Tatemono Co., Ltd.Δ	1,000	4,756
Tokyu Land Corporation	179,000	665,354
Toppan Forms Co., Ltd.Δ	1,500	15,084
Toppan Printing Co., Ltd.	9,000	70,189
Toshiba Machine Co., Ltd.	13,000	45,477
Toshiba TEC Corporation	22,000	86,659
Toyo Engineering Corporation	11,000	46,785
Toyo Seikan Kaisha, Ltd.Δ	5,000	76,753
Toyo Suisan Kaisha, Ltd.Δ	7,000	177,457
Toyoda Gosei Co., Ltd.Δ	500	8,495
Toyota Auto Body Co., Ltd.	4,600	83,364
Toyota Boshoku CorporationΔ	22,500	248,738
Toyota Motor CorporationΔ	302,740	12,942,895
TS Tech Co., Ltd.	2,400	23,126
Tsubakimoto Chain Co.	6,000	23,968
Ube Industries, Ltd.	4,000	10,785
Uni-Charm Corporation	23,600	1,811,607
Urban Corporation+	4,300	—
Ushio, Inc.Δ	67,000	1,103,926
USS Co., Ltd.	670	43,091
West Japan Railway Co.	753	3,224,706
Xebio Co., Ltd.	800	15,545
Yamaha Motor Co., Ltd.	1,600	21,853
Yamato Holdings Co., Ltd.Δ	8,000	89,601
Yamazaki Baking Co., Ltd.	40,000	485,115
Yodogawa Steel Works, Ltd.	12,000	53,775

		210,182,330

Kazakhstan — 0.1%
Eurasian Natural Resources Corporation	107,323	977,286
KazakhGold Group, Ltd. GDR*	26,174	266,975

		1,244,261

Luxembourg — 0.4%
Arcelor	4,363	221,016
ArcelorMittalΔ	54,500	2,758,548
Evraz Group SA GDR	1,850	69,874
Oriflame Cosmetics SA ADR	20,225	936,941
SES	40,989	848,501
Tenaris SA ADRΔ	8,600	320,694

		5,155,574

Malaysia — 0.3%
AirAsia BHD*	1,471,200	535,072
Astro All Asia Networks PLC	125,541	110,730
Bumiputra-Commerce Holdings BHD	1,191,532	2,665,418

94	See Notes to Schedules of Investments

	Shares	Value
KNM Group BHD	627,300	$232,421
Sime Darby BHD	241,800	467,425

		4,011,066

Mexico — 1.2%
America Movil SA de CV ADR Series LΔ	159,553	7,396,877
Cemex SA de CV*	1,304,559	2,254,484
Corporacion Moctezuma SA de CV	181,059	410,411
Empresas ICA SAB de CV*	54,100	157,306
Empresas ICA SAB de CV ADRΔ*	7,500	85,950
Grupo Financiero Inbursa SAΔ	309,875	1,065,359
Grupo Televisa SA ADR	116,936	2,557,390
Kimberly-Clark de Mexico SAB de CV Class A	53,280	231,409
Megacable Holdings SAB de CV*	348,362	493,724
Urbi Desarrollos Urbanos SA	122,300	285,495
Wal-Mart de Mexico SAB de CV Series V	308,774	1,081,337

		16,019,742

Netherlands — 3.3%
Aegon NV	242,300	2,143,698
Akzo Nobel NV	76,458	3,670,644
European Aeronautic Defence and Space Co., NVΔ	50,942	869,304
Fugro NVΔ	17,103	1,009,972
ING Groep NV	368,930	7,909,024
Koninklijke Ahold NV	80,322	927,855
Koninklijke Boskalis Westminster NV	11,534	546,711
Koninklijke Philips Electronics NV ADRΔ	94,660	2,572,675
Reed Elsevier NVΔ	548,650	8,139,198
Royal Dutch Shell PLC	21,619	624,363
Royal Dutch Shell PLC Class A	250,961	7,393,843
Royal Dutch Shell PLC Class B	153,416	4,309,868
Royal KPN NV	7,008	101,209
SNS Reaal	42,300	482,740
Ten Cate NV	13,282	439,384
TNT NV	80,000	2,216,533
Vastned Retail NV REIT	11,361	798,666
Vimetco NV GDR	40,445	141,558

		44,297,245

New Zealand — 0.1%
Telecom Corporation of New Zealand, Ltd.Δ	1,060,562	1,961,912

Nigeria — 0.1%
First City Monument Bank PLC	4,284,926	406,215
Guaranty Trust Bank GDR@	87,145	631,799
United Bank for Africa PLC	3,449,616	746,442

		1,784,456

Norway — 0.7%
DnB NOR ASA	60,700	470,898
Norsk Hydro ASA	94,000	635,931
Petroleum Geo-Services ASAΔ	32,250	426,162
StatoilHydro ASA	156,837	3,726,971
Telenor ASA	286,300	3,565,139
Yara International ASA	16,950	603,249

		9,428,350

Peru — 0.0%
Compania de Minas Buenaventura SA ADRΔ	12,600	295,848

Philippines — 0.1%
International Container Terminal Services, Inc.	1,246,288	694,562

Poland — 0.1%
Powszechna Kasa Oszczednosci Bank Polski SA	42,437	777,783
Telekomunikacja Polska SA	15,423	147,111

		924,894

Portugal — 0.1%
Portugal Telecom SGPS SA	84,371	848,443

Russia — 1.8%
Evraz Group SA GDR	8,008	308,260
Gazprom OAO ADR	259,362	8,118,031
Kalina ADR*	7,200	136,800
LSR Group GDR*	61,500	316,725
LUKOIL ADRΔ	65,390	3,890,705
Magnit OAO@*	26,719	881,185
Mobile Telesystems ADRΔ	44,840	2,511,488
NovaTek OAO GDR	17,174	764,243
Novorossiysk Commercial Sea Port GDR	117,707	761,584
Pharmstandard GDRΔ	14,085	244,375
Raspadskaya@	172,425	706,942
Seventh Continent@	24,176	594,730
Vimpel-Communications ADRΔ	45,800	929,740
VTB Bank OJSC GDR	464,193	1,909,741
VTB Bank OJSC GDR 144A	19,000	73,340
X 5 Retail Group NV GDRΔ	89,007	1,908,716

		24,056,605

Singapore — 0.8%
Ascendas, Ltd. REIT	2,000	2,642
CapitaCommercial Trust REIT	4,000	3,719
CapitaLand, Ltd.Δ	3,000	6,539
CapitaMall Trust REITΔ	4,000	6,379
Cosco Corporation Singapore, Ltd.	750,000	804,937
DBS Group Holdings, Ltd.	8,000	95,338
Golden Agri-Resources, Ltd.	93,000	20,735
Haw Par Corporation, Ltd.	6,000	19,594
Indofood Agri Resources, Ltd.*	10,000	5,560
Jardine Cycle & Carriage, Ltd.	3,000	33,000
Keppel Corporation, Ltd.	6,000	33,155
Neptune Orient Lines, Ltd.	19,000	24,231
Oversea-Chinese Banking Corporation	657,800	3,321,233
SembCorp Industries, Ltd.	669,000	1,532,623
Singapore Airlines, Ltd.	4,000	40,184
Singapore Petroleum Co., Ltd.	6,000	19,498
Singapore Telecommunications, Ltd.	2,077,000	4,747,468

See Notes to Schedules of Investments	95

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
StarHub, Ltd.	3,000	$5,440
United Overseas Bank, Ltd.	7,000	83,684
United Overseas Land, Ltd.	11,000	19,455
Venture Corporation, Ltd.	46,000	250,263
Wing Tai Holdings, Ltd.Δ	11,000	7,316

		11,082,993

South Africa — 1.4%
Bidvest Group, Ltd.	150,718	1,928,533
Impala Platinum Holdings, Ltd.Δ	31,752	648,198
Massmart Holdings, Ltd.	128,047	1,172,226
MTN Group, Ltd.	176,329	2,488,088
Murray & Roberts Holdings, Ltd.	108,018	1,268,704
Pick’n Pay Stores, Ltd.	86,790	313,300
Sasol, Ltd.	183,575	7,835,111
Standard Bank Group, Ltd.	301,030	3,460,040

		19,114,200

South Korea — 1.3%
Amorepacific CorporationΔ	1,603	866,758
Daelim Industrial Co., Ltd.	1,764	109,592
Hyundai Mobis	4,148	321,305
Kookmin Bank+	39,653	1,771,878
Korea Electric Power Corporation	89,810	2,260,114
Korea Gas Corporation	2,695	155,293
KTBNetwork*	22,929	106,576
LG Electronics, Inc.	4,790	443,213
LG Household & Health Care, Ltd.	4,300	719,115
Lotte Shopping Co., Ltd.	1,973	448,862
POSCO	2,420	907,838
Samsung Electronics Co., Ltd.	11,914	5,459,635
Samsung Electronics Co., Ltd. (Non-Voting Shares) GDR 144AΔ	6,007	924,479
Samsung Fire & Marine Insurance Co., Ltd.	3,668	642,106
Shinhan Financial Group Co., Ltd.	55,711	1,993,206

		17,129,970

Spain — 4.5%
Banco Bilbao Vizcaya Argentaria SAΔ	217,325	3,514,295
Banco Santander SA	1,207,182	18,100,827
Gamesa Corporation Tecnologica SA	31,258	1,070,958
Gas Natural SDG SA	80,000	2,969,501
Iberdrola SA	902,556	9,169,015
Inditex SA	39,289	1,662,460
Red Electrica de Espana	44,806	2,281,578
Tecnicas Reunidas SA	8,177	349,127
Telefonica SA	867,315	20,622,592
Union Fenosa SAΔ	12,216	298,655

		60,039,008

Sri Lanka — 0.0%
Dialog Telekom, Ltd.@	2,196,610	162,486

Sweden — 0.6%
Alfa Laval AB	47,400	490,497
Assa Abloy AB Class BΔ	175,490	2,125,100
Hennes & Mauritz AB Class B	13,675	559,934
Investor AB	800	14,981
Kinnevik Investment AB	5,700	67,727
NCC AB	3,200	31,702
Nordea Bank AB	157,500	1,914,748
Scania AB	36,600	450,772
Skanska AB	28,400	323,255
SKF AB	114,600	1,464,059
Svenska Cellulosa AB	12,200	129,239
Tele2 AB	63,300	722,401
Telefonaktiebolaget LM Ericsson Class B	4,400	41,786
Volvo AB	1,800	16,262

		8,352,463

Switzerland — 7.7%
ABB, Ltd.*	187,617	3,635,723
Actelion, Ltd.Δ*	25,523	1,315,162
Alcon, Inc.	11,200	1,808,912
Baloise Holding AG	1,236	84,388
Bucher Industries AG	149	20,014
Compagnie Financiere Richemont AG Class A	88,302	3,901,488
Credit Suisse Group	53,370	2,492,484
Geberit AGΔ	3,225	395,508
Helvetia Holding AG	1,097	274,996
Julius Baer Holding AG	70,783	3,520,070
Lonza Group AGΔ	11,227	1,408,666
Nestle SA	537,931	23,248,054
Novartis AG	437,976	23,059,243
Partners Group	12,640	1,583,079
Petroplus Holdings AG	12,619	482,709
Roche Holding AG	92,606	14,496,720
Swatch Group AGΔ	36,894	1,899,140
Swiss Life Holding	553	80,287
Swiss Reinsurance	45,151	2,506,127
Syngenta AG	23,866	5,032,958
Synthes, Inc.	15,468	2,134,259
Xstrata PLC	45,774	1,426,522
Zurich Financial Services AG	30,959	8,573,184

		103,379,693

Taiwan — 1.0%
AU Optronics Corporation	145,949	165,077
Cathay Financial Holding Co., Ltd.	141,837	195,855
Chunghwa Telecom Co., Ltd.*	512,000	1,204,446
First Financial Holding Co., Ltd.	11,196	7,011
High Tech Computer Corporation	14,300	221,954
MediaTek, Inc.	128,290	1,330,295
Novatek Microelectronics Corporation, Ltd.	380,503	568,219
Quanta Computer, Inc.	425,890	533,425
Silicon Motion Technology Corporation ADRΔ	11,700	54,756
Taiwan Fertilizer Co., Ltd.	108,000	201,724
Taiwan Semiconductor Manufacturing Co., Ltd.	3,384,094	5,675,234
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	322,446	3,021,319
Vanguard International Semiconductor Corporation	630,547	233,352
Yuanta Financial Holding Co., Ltd.	704,000	389,591

		13,802,258

96	See Notes to Schedules of Investments

	Shares	Value
Thailand — 0.1%
Bank of Ayudhya PCL ADR	800,824	$389,406
Central Pattana PCL ADR	555,200	272,946
CP ALL PCL	287,838	91,809
Siam Commercial Bank Public Co., Ltd.	339,300	686,416

		1,440,577

Turkey — 0.4%
Coca-Cola Icecek Uretim AS	81,653	652,524
Migros Turk TAS REIT	1	12
Türkiye Garanti Bankasi AS	948,661	2,245,183
Türkiye Is Bankasi	1	3
Yapi ve Kredi Bankasi	888,583	1,865,200

		4,762,922

United Kingdom — 15.1%
Admiral Group PLC	156,396	2,875,932
AMEC PLC	251,030	2,879,397
Anglo American PLCΔ	366,069	12,446,593
Antofagasta PLC	912	6,625
Ashmore Group PLC	177,974	627,929
Associated British Foods PLC	57,730	732,580
AstraZeneca PLC	87,862	3,844,778
Atkins WS PLC	15,293	199,279
Autonomy Corporation PLC*	197,649	3,669,775
Aviva PLC	641,524	5,580,094
BAE Systems PLC	437,345	3,224,060
Barclays PLCΔ	23,341	138,678
BBA Aviation PLC	40,995	84,349
Bellway PLC	6,050	58,958
BG Group PLC	564,467	10,237,151
BHP Billiton PLCΔ	373,295	8,465,089
BP PLC	1,677,268	13,968,710
Bradford & Bingley PLC+Δ	28,672	10,195
Brit Insurance Holdings PLC	31,196	102,005
British Energy Group PLCΔ	6,800	92,403
British Land Co. PLC REIT	38,140	514,455
BT Group PLC	1,771,976	5,137,023
Burberry Group PLC	61,443	434,464
Capita Group PLC (The)	174,691	2,174,133
Carnival PLC	18,314	545,848
Cattles PLC	296,400	413,157
Centrica PLC	303,828	1,709,558
Close Brothers Group PLC	38,916	392,447
Compass Group PLC	671,731	4,166,060
Cookson Group PLC	1,215	10,229
CSR PLCΔ*	99,099	466,335
Davis Service Group PLC	6,483	31,306
De La Rue PLC	43,083	699,553
Drax Group PLC	77,459	1,042,945
Friends Provident PLC	10,273	17,472
GKN PLC	574,106	2,039,109
GlaxoSmithKline PLC	740,786	16,047,336
Hays PLC	111,410	161,321
Hikma Pharmaceuticals PLC	48,800	351,056
Home Retail Group PLC	26,375	111,151
HSBC Holdings PLC	315,501	5,104,232
IG Group Holdings PLC	213,954	1,216,047
International Power PLC	225,925	1,461,882
Intertek Group PLC	61,979	929,018
John Wood Group PLC	83,561	508,126
Kesa Electricals PLC	61,967	123,698
Land Securities Group PLC REIT	3,198	72,228
Lloyds TSB Group PLCΔ	1,341,743	5,391,492
Man Group PLC	177,749	1,086,197
Marks & Spencer Group PLC	496,900	1,815,000
Michael Page International PLC	515,263	2,142,833
Micro Focus International PLC	100,919	514,755
Mondi PLC	8,875	41,421
National Express Group PLC	138,147	1,997,637
Next PLC	43,448	801,100
Northumbrian Water Group PLC	216,018	1,108,455
Old Mutual PLC	209,770	293,618
Persimmon PLCΔ	231,600	1,685,164
Petrofac, Ltd.	75,160	785,340
Premier Farnell PLC	6,122	17,987
Premier Foods PLC	841,747	1,130,121
Prudential PLC	358,900	3,272,431
Reckitt Benckiser Group PLC	158,147	7,667,702
Reed Elsevier PLC	97,957	975,425
Regus Group PLC	64,334	73,504
Restaurant Group PLC	330,324	738,973
Rexam PLC	301,800	2,144,240
Rio Tinto PLC	55,164	3,462,036
Rolls-Royce Group PLC	481,279	2,914,113
Royal Bank of Scotland Group PLCΔ	2,558,272	8,252,729
Signet Jewelers, Ltd.	58,190	1,157,726
Spectris PLC	3	36
Spirax-Sarco Engineering PLC	36,480	593,603
Standard Chartered PLC	171,532	4,220,619
Tate & Lyle PLC	144,495	992,674
Tesco PLC	800,566	5,567,899
Travis Perkins PLC	120,294	1,152,602
Trinity Mirror PLCΔ	52,657	80,022
Tullett Prebon PLC	7,727	38,046
Tullow Oil PLC	213,662	2,731,722
Unilever PLC	389,891	10,601,411
United Utilities Group PLC	14,754	183,102
Vedanta Resources PLCΔ	50,015	1,048,328
Vodafone Group PLC	1,770,546	3,910,109
Wellstream Holdings PLC	41,142	757,611
WH Smith PLC	87,553	596,168
WPP Group PLC	619,679	5,012,284

		202,081,004

Total Foreign Common Stocks (Cost $1,488,526,289)		1,275,306,951

FOREIGN PREFERRED STOCKS — 0.6%
Belgium — 0.0%
Fortis*	106,120	1,496

Brazil — 0.4%
Banco Bradesco SA	139,750	2,228,920
Centrais Eletricas Brasileiras SA Class B	11,760	148,197
Eletropaulo Metropolitana de Sao Paulo SA Class B	46,467	638,314
Investimentos Itau SA	491,852	2,411,569
Usinas Siderurgicas de Minas Gerais SA	1,200	25,427

		5,452,427

Chile — 0.0%
Embotelladora Andina SA	66,700	157,369

See Notes to Schedules of Investments	97

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Germany — 0.1%
Porsche AG	4,687	$508,258
Volkswagen AG	230	28,634

		536,892

Russia — 0.0%
URSA Bank@	860,100	352,641

South Korea — 0.1%
Samsung Electronics Co., Ltd.	4,843	1,527,188

Total Foreign Preferred Stocks (Cost $10,132,893)		8,028,013

RIGHTS — 0.1%
Australia — 0.0%
Leighton Holdings Rights+	3,598	6,255

France — 0.0%
EDF Energies Nouvelles SA*	888	987

United Kingdom — 0.1%
HBOS PLC	811,235	1,840,503

Total Rights (Cost $8,498,265)		1,847,745

MONEY MARKET FUNDS — 20.7%
GuideStone Money Market Fund (GS4 Class)¥	36,848,015	36,848,015
Northern Institutional Liquid Assets Portfolio§	240,719,760	240,719,760

Total Money Market Funds (Cost $277,567,775)		277,567,775

TOTAL INVESTMENTS — 116.6% (Cost $1,784,725,222)		1,562,750,484
Liabilities in Excess of Other Assets — (16.6)%		(222,638,747)

NET ASSETS — 100.0%		$1,340,111,737

PORTFOLIO SUMMARY (based on net assets)

	%
Foreign Common Stocks
Japan	15.7
United Kingdom	15.1
France	8.5
Switzerland	7.7
Germany	7.3
Spain	4.5
Australia	4.3
Netherlands	3.3
Hong Kong	2.9
Italy	2.1
Brazil	1.9
India	1.8
Russia	1.8
China	1.5
Canada	1.4
South Africa	1.4
South Korea	1.3
Mexico	1.2
Denmark	1.0
Finland	1.0
Taiwan	1.0
Israel	0.8
Singapore	0.8
Greece	0.7
Indonesia	0.7
Norway	0.7
Sweden	0.6
Austria	0.4
Belgium	0.4
Czech Republic	0.4
Egypt	0.4
Luxembourg	0.4
Turkey	0.4
Malaysia	0.3
Bermuda	0.2
Chile	0.2
Ireland	0.2
Colombia	0.1
Hungary	0.1
Kazakhstan	0.1
New Zealand	0.1
Nigeria	0.1
Philippines	0.1
Poland	0.1
Portugal	0.1
Thailand	0.1
Argentina	—	**
Bahrain	—	**
Estonia	—	**
Peru	—	**
Sri Lanka	—	**

Total Foreign Common Stocks	95.2

Total Money Market Funds	20.7

Total Futures Contracts	2.5

Total Foreign Preferred Stocks	0.6

Total Rights	0.1

Total Forward Foreign Currency Contracts	(1.5)

Total Investments	117.6

**	Rounds to less than 0.005%.

98	See Notes to Schedules of Investments

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$406,767,011	$(543,410)
Level 2 — Other Significant Observable Inputs	1,155,977,301	2,666,724
Level 3 — Significant Unobservable Inputs**	6,172	—

Total	$1,562,750,484	$2,123,314

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.
**	The fair value of Level 3 securities is equal to 0.0005% of the Fund’s Net Assets. The fair value of the Level 3 securities does not have a significant impact on the amounts reported.

See Notes to Schedules of Investments	99

SCHEDULE OF INVESTMENTS – ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:

ADR	—	American Depository Receipt
CONV	—	Convertible
GDR	—	Global Depository Receipt
IO	—	Interest Only (Principal amount shown is notional)
PIK	—	Payment-in-Kind Bonds
PO	—	Principal Only
REIT	—	Real Estate Investment Trust
STEP	—	Stepped Coupon Bonds (1)
STRIP	—	Stripped Security
TBA	—	To be announced.
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of September 30, 2008, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of 144A Securities
Money Market	$28,300,000	2.71%
Low-Duration Bond	29,969,715	4.09
Medium-Duration Bond	68,127,199	6.75
Extended Duration Bond	56,699,457	12.79
Global Bond	15,648,923	7.66
Small Cap Equity	3,832,483	0.86
International Equity	1,177,716	0.09

INVESTMENT FOOTNOTES:

‡‡	—	All or a portion of the security was held as collateral for open futures, options and/or swap contracts.
@	—	Illiquid.
*	—	Non-income producing security.
#	—	Security in default.
+	—	Security is valued at fair value (2).
§	—	Security purchased with the cash proceeds from securities loaned.
†	—	Variable rate security (1).
Ω	—	Interest rates shown reflect the effective yields as of September 30, 2008.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.

(1)	Interest rates shown reflect the rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.

(2)	Fair valued securities were held in the Value Equity Fund, Small Cap Equity Fund and International Equity fund at an aggregate market value of $1,209, $0 and $1,789,301, respectively, which amounted to 0.00%, 0.00% and 0.13% of each of those funds.

FOREIGN BOND FOOTNOTES:

(A)	—	Par is denominated in Australian Dollars.
(B)	—	Par is denominated in Brazilian Real.
(C)	—	Par is denominated in Canadian Dollars.
(E)	—	Par is denominated in Euro.
(G)	—	Par is denominated in Singapore Dollars.
(H)	—	Par is denominated in Hungarian Fornit.
(I)	—	Par is denominated in Iceland Kronur.
(J)	—	Par is denominated in Japanese Yen.
(L)	—	Par is denominated in Turkish Lira.
(M)	—	Par is denominated in Mexican Pesos.
(N)	—	Par is denominated in Indonesian Rupiahs.
(R)	—	Par is denominated in Russian Rubles.
(T)	—	Par is denominated in Thailand Baht.
(U)	—	Par is denominated in British Pounds.
(W)	—	Par is denominated in South Korean Won.
(Y)	—	Par is denominated in Egyptian Pounds.
(Z)	—	Par is denominated in New Zealand Dollars.

SWAP AGREEMENT FOOTNOTES:

(a)	—	Counterparty to contract is Bank of America.
(b)	—	Counterparty to contract is Barclays Capital.
(c)	—	Counterparty to contract is BNP Paribas.
(d)	—	Counterparty to contract is Citibank NA London.
(f)	—	Counterparty to contract is Deutsche Bank AG.
(g)	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
(h)	—	Counterparty to contract is JPMorgan Chase Bank.
(j)	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.
(k)	—	Counterparty to contract is Morgan Stanley Capital Services.
(m)	—	Counterparty to contract is Royal Bank of Scotland.
(n)	—	Counterparty to contract is UBS AG.
(p)	—	Counterparty to contract is Credit Suisse International.

100

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

Note 1. Valuation of Securities

GuideStone Funds (each a “Fund” and together, the “Funds”) (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees.

Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price. Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and asked prices available. Asset-backed and mortgage-backed securities are valued at the last bid price.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and asked prices; those maturing in 60 days or less are valued at amortized cost.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded. Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market. Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty.

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Certain fixed income securities are valued by the sub-adviser using various methodologies. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, a Valuation Committee meeting may be called. The Trust uses Interactive Data (“ID”) as a third party fair valuation vendor. ID provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by ID in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market

101

before a particular security will be fair valued. In the event that the threshold established by the Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by ID.

The Money Market Fund uses the amortized cost method, which approximates market value, to determine the value of its portfolio securities.

The Asset Allocation and Date Target Funds value their investments in the underlying Select Funds daily at the closing net asset value of each respective Select Fund.

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

The Funds adopted FAS 157 as of the commencement of investment operations, January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the fair value hierarchy for each Fund is included at the end of each Fund’s Schedule of Investments.

Note 2: FUTURES CONTRACTS

Investments as of September 30, 2008, included cash and securities that were valued and pledged as collateral to cover initial margin deposits. The market value of these open futures contracts is as follows:

	Open Long (Short) Contracts	Notional Value on Futures	Net Unrealized Gain (Loss) on Futures
MyDestination 2005
December 2008 S&P 500® E-Mini	9	$526,050	$(22,224)

MyDestination 2015
December 2008 S&P 500® E-Mini	26	$1,519,700	$(60,043)

MyDestination 2025
December 2008 S&P 500® E-Mini	31	$1,811,950	$(75,727)

MyDestination 2035
December 2008 S&P 500® E-Mini	12	$701,400	$(24,951)

MyDestination 2045
December 2008 S&P 500® E-Mini	12	$701,400	$(18,381)

Conservative Allocation Fund
December 2008 S&P 500®	3	$876,750	$(59,544)

Balanced Allocation Fund
December 2008 S&P 500®	21	$6,137,250	$(142,364)

Growth Allocation Fund
December 2008 S&P 500®	9	$2,630,250	$(90,488)

Aggressive Allocation Fund
December 2008 S&P 500®	8	$2,338,000	$(127,159)

102

	Open Long (Short) Contracts	Notional Value on Futures	Net Unrealized Gain (Loss) on Futures

Conservative Allocation Fund I
December 2008 S&P 500®	5	$292,250	$(2,698)

Balanced Allocation Fund I
December 2008 S&P 500® E-Mini	53	$3,097,850	$(109,384)

Growth Allocation Fund I
December 2008 S&P 500® E-Mini	34	$1,987,300	$(109,276)

Aggressive Allocation Fund I
December 2008 S&P 500® E-Mini	35	$2,045,750	$(97,613)

Low-Duration Bond Fund
December 2008 2-Year U.S. Treasury Note	406	$86,655,625	$682,184
December 2008 5-Year U.S. Treasury Note	(202)	(22,671,344)	(173,748)
December 2008 90-Day Euro	112	27,032,600	(4,008)
December 2008 90-Day Sterling	66	13,806,224	(18,848)
December 2008 Euro-BOBL	2	308,913	3,404
December 2008 Euro-Bund	7	1,133,966	9,994
December 2008 U.S. Long Treasury Bond	(73)	(8,553,547)	42,773
December 2008 10-Year U.S. Treasury Note	67	7,679,875	(307,247)
December 2008 Euro-Schatz	(155)	(22,776,597)	(180,097)
December 2008 Long Gilt	16	3,190,158	8,572
December 2009 90-Day Euro	101	24,381,400	5,538
December 2009 90-Day Sterling	104	22,002,560	208,919
December 2010 90-Day Euro	(9)	(2,152,350)	(177)
June 2009 90-Day Euro	35	8,484,000	(4,924)
June 2009 90-Day Sterling	136	28,787,690	319,567
June 2010 90-Day Euro	(9)	(2,163,488)	(5,390)
March 2009 90-Day EURIBOR	192	64,587,445	277,702
March 2009 90-Day Euro	182	44,150,925	40,067
March 2010 90-Day Euro	(12)	(2,892,000)	(11,037)
March 2011 90-Day Euro	(9)	(2,150,325)	10
September 2009 90-Day Euro	238	57,640,625	218,592
September 2009 90-Day Sterling	81	17,160,010	186,940
September 2010 90-Day Euro	(9)	(2,157,862)	(2,840)

			$1,295,946

Medium-Duration Bond Fund
December 2008 2-Year U.S. Treasury Note	121	$25,825,938	$28,001
December 2008 5-Year U.S. Treasury Note	(592)	(66,442,750)	(342,082)
December 2008 90-Day Euro	153	36,928,462	(10,800)
December 2008 90-Day Sterling	52	10,877,631	(14,850)
December 2008 Euro-BOBL	(10)	(1,544,564)	(12,881)
December 2008 Euro-Bund	(26)	(4,211,873)	(37,681)
December 2008 U.S. Long Treasury Bond	(267)	(31,284,891)	255,936
December 2008 10-Year U.S. Treasury Note	273	31,292,625	(44,993)
December 2008 Euro-Schatz	(193)	(28,360,537)	(226,436)
December 2008 Long Gilt	(41)	(8,174,780)	(33,282)

103

	Open Long (Short) Contracts	Notional Value on Futures	Net Unrealized Gain (Loss) on Futures

December 2009 90-Day Euro	403	$97,284,200	$15,450
December 2009 90-Day Sterling	290	61,353,293	174,857
June 2009 90-Day Euro	(14)	(3,393,600)	27,475
March 2009 90-Day EURIBOR	244	82,079,878	352,913
March 2009 90-Day Euro	161	39,056,588	(49,538)
March 2009 90-Day Sterling	22	4,644,121	35,456
March 2010 90-Day Euro	132	31,812,000	(37,950)
September 2009 90-Day Euro	75	18,164,062	30,000
September 2009 90-Day Sterling	29	6,143,707	7,089

			$116,684

Global Bond Fund
December 2008 5-Year U.S. Treasury Note	45	$5,050,547	$16,080
December 2008 Euro-BOBL	28	4,324,779	41,248
December 2008 Euro-Bund	9	1,457,956	(1,204)
December 2008 10-Year U.S. Treasury Note	(13)	(1,490,125)	13,716

			$69,840

Equity Index Fund
December 2008 S&P 500®	25	$7,306,250	$(386,350)

Real Estate Securities Fund
December 2008 Russell 2000® IMM-Mini	81	$5,503,950	$(238,814)

Value Equity Fund
December 2008 S&P 500®	186	$54,358,500	$(2,852,028)
December 2008 S&P 500® E-Mini	21	1,227,450	(26,250)

			$(2,878,278)

Growth Equity Fund
December 2008 S&P 500®	148	$43,253,000	$(2,071,592)

Small Cap Equity Fund
December 2008 Russell 2000® EMM-Mini	913	$62,038,350	$(3,779,858)
December 2008 2-Year U.S. Treasury Note	7	1,494,062	8,824
December 2008 5-Year U.S. Treasury Note	108	12,121,312	16,679
December 2008 90-Day EURIBOR	23	4,680,430	(34,466)
March 2009 90-Day EURIBOR	9	3,027,536	6,430
March 2009 90-Day Euro	72	17,466,300	72,528
December 2008 90-Day Euro	5	1,206,812	(8,300)
March 2009 90-Day Sterling	22	4,644,121	38,278
December 2008 90-Day Sterling	13	2,719,408	(35,316)
December 2008 U.S. Long Treasury Bond	16	1,874,750	(50,830)
December 2008 10-Year U.S. Treasury Note	(49)	(5,616,625)	48,700

			$(3,717,331)

104

	Open Long (Short) Contracts	Notional Value on Futures	Net Unrealized Gain (Loss) on Futures

International Equity Fund
December 2008 FTSE 100 Index	156	$13,792,277	$(112,555)
December 2008 SPI 200 Futures	(2)	(185,116)	98,395
December 2008 DJ Euro Stoxx	263	11,337,069	99,275
October 2008 CAC40 Index	8	455,619	(5,496)
October 2008 AEX Index	37	3,451,903	(398,435)
December 2008 DAX Index Future	(16)	(3,315,642)	101,274
October 2008 Hang Seng Index	8	931,480	(49,369)
October 2008 IBEX 35	(20)	(3,083,778)	(12,595)
October 2008 MSCI Singapore Index	2	81,762	(1,774)
October 2008 OMXS30 Index Future	(129)	(1,444,398)	47,706
December 2008 S&P/TSE 60 Index	2	266,140	(20,958)
December 2008 S&P MIB Index	14	2,531,246	(122,012)
December 2008 TOPIX Index	82	8,373,090	(166,866)

			$(543,410)

Note 3: Forward Foreign Currency Contracts

As of September 30, 2008, the following Funds have forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

Fund/Expiration Date	Currency to be Delivered	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
10/03/08	Australian Dollars	464,000	US Dollars	386,466	$19,819
10/03/08	Euro	2,125,000	US Dollars	3,110,363	117,846
10/10/08	Chinese Yuan	6,970,000	US Dollars	1,020,498	4,981
10/10/08	Chinese Yuan	22,991,920	US Dollars	3,367,299	17,417
10/10/08	US Dollars	4,360,000	Chinese Yuan	29,961,920	5,400
10/10/08	Chinese Yuan	4,858,080	US Dollars	711,494	3,680
10/10/08	Chinese Yuan	20,780,000	US Dollars	3,045,135	17,525
10/10/08	Chinese Yuan	696,480	US Dollars	101,899	423
10/10/08	US Dollars	3,840,537	Chinese Yuan	26,334,560	(3,637)
10/10/08	US Dollars	28,747,845	Chinese Yuan	4,205,976	17,465
10/10/08	US Dollars	4,238,220	Chinese Yuan	28,747,845	(49,709)
10/10/08	Chinese Yuan	12,858,250	US Dollars	1,881,236	(7,812)
10/10/08	US Dollars	1,900,000	Chinese Yuan	12,858,250	26,575
10/14/08	Euro	551,000	US Dollars	781,307	4,461
10/14/08	Euro	2,554,000	US Dollars	3,636,566	35,720
10/14/08	Euro	4,951,000	US Dollars	7,049,531	69,193
10/15/08	Euro	2,444,000	US Dollars	3,459,604	13,481
10/15/08	US Dollars	340,101	Australian Dollars	396,000	(27,288)
10/20/08	US Dollars	2,989,574	Japanese Yen	323,164,000	59,242
10/30/08	Australian Dollars	464,000	US Dollars	364,890	(1,489)
10/30/08	US Dollars	385,584	Australian Dollars	464,000	(19,206)
11/03/08	British Pounds	1,797,000	US Dollars	3,264,610	61,900
12/09/08	US Dollars	2,422,386	Chinese Yuan	16,586,075	(20,985)
12/09/08	US Dollars	4,078,793	Chinese Yuan	27,850,000	(46,554)
07/15/09	US Dollars	1,025,000	Chinese Yuan	6,970,000	(20,171)
07/15/09	US Dollars	3,047,815	Chinese Yuan	20,780,000	(52,069)

					$226,208

105

Fund/Expiration Date	Currency to be Delivered	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
Medium-Duration Bond Fund
10/03/08	Australian Dollars	654,000	US Dollars	544,717	$27,934
10/03/08	Euro	4,545,000	US Dollars	6,652,517	252,052
10/03/08	US Dollars	899,564	British Pounds	484,000	(38,877)
10/03/08	US Dollars	466,295	British Pounds	251,000	(19,947)
10/03/08	Japanese Yen	52,072,050	US Dollars	481,000	(8,854)
10/03/08	Japanese Yen	51,960,768	US Dollars	480,000	(8,807)
10/10/08	Chinese Yuan	6,860,000	US Dollars	1,004,392	4,902
10/10/08	Chinese Yuan	10,149,464	US Dollars	1,486,448	7,688
10/10/08	US Dollars	2,480,599	Chinese Yuan	17,009,464	(2,349)
10/10/08	Chinese Yuan	17,240,536	US Dollars	2,524,976	13,060
10/10/08	Chinese Yuan	2,111,016	US Dollars	309,352	1,780
10/10/08	US Dollars	2,816,000	Chinese Yuan	19,351,552	3,487
10/10/08	US Dollars	1,894,479	Chinese Yuan	12,850,250	(22,220)
10/10/08	Chinese Yuan	12,850,250	US Dollars	1,883,096	10,838
10/10/08	US Dollars	5,468,734	Chinese Yuan	801,397	4,612
10/10/08	US Dollars	16,311,266	Chinese Yuan	2,386,432	9,909
10/10/08	Chinese Yuan	21,780,000	US Dollars	3,226,667	(53,358)
10/16/08	US Dollars	504,998	Australian Dollars	588,000	(40,531)
10/16/08	Hungarian Forint	128,389,890	US Dollars	799,937	54,835
10/17/08	Mexican Pesos	4,841,884	US Dollars	476,540	34,826
10/17/08	Mexican Pesos	1,959,628	US Dollars	193,353	14,580
10/17/08	Mexican Pesos	7,961,784	US Dollars	781,172	54,836
10/17/08	US Dollars	985,771	Mexican Pesos	10,403,732	(36,662)
10/17/08	US Dollars	595,701	Mexican Pesos	6,244,019	(26,073)
10/20/08	US Dollars	4,098,957	Japanese Yen	443,085,000	81,226
10/30/08	Australian Dollars	654,000	US Dollars	514,306	(2,098)
10/30/08	US Dollars	543,474	Australian Dollars	654,000	(27,070)
10/31/08	Euro	1,752,541	US Dollars	2,566,947	91,875
10/31/08	Euro	98,700	US Dollars	141,738	2,347
11/03/08	British Pounds	5,521,000	US Dollars	10,030,001	190,177
11/05/08	US Dollars	1,171,688	Canadian Dollars	1,175,203	(65,406)
11/05/08	Canadian Dollars	1,842,980	US Dollars	1,821,630	86,734
11/05/08	Euro	1,448,485	US Dollars	2,273,934	228,298
11/12/08	US Dollars	575,808	Malaysian Ringgits	1,862,740	(32,355)
11/12/08	US Dollars	431,772	Malaysian Ringgits	1,397,430	(24,073)
11/12/08	US Dollars	327,539	Malaysian Ringgits	1,066,695	(16,331)
11/19/08	Russian Rubles	64,187,950	US Dollars	2,528,080	43,332
11/19/08	US Dollars	4,593	Mexican Pesos	46,864	(335)
11/19/08	Mexican Pesos	46,864	US Dollars	4,394	137
11/19/08	US Dollars	365,338	Russian Rubles	9,062,200	(14,536)
11/19/08	Russian Rubles	9,062,200	US Dollars	356,920	6,118
12/02/08	US Dollars	1,879,675	Brazilian Real	3,199,207	(220,486)
12/02/08	Brazilian Real	183,350	US Dollars	100,000	4,910
12/02/08	US Dollars	107,726	Brazilian Real	183,350	(12,636)
12/02/08	Brazilian Real	408,940	US Dollars	230,000	(28,184)
12/02/08	US Dollars	240,270	Brazilian Real	408,940	17,913
12/02/08	Brazilian Real	36,670	US Dollars	20,000	(2,527)
12/02/08	US Dollars	21,545	Brazilian Real	36,670	982
12/02/08	Brazilian Real	245,228	US Dollars	135,000	(16,901)
12/02/08	US Dollars	144,082	Brazilian Real	245,228	7,819
12/02/08	Brazilian Real	228,000	US Dollars	125,000	(15,714)

106

Fund/Expiration Date	Currency to be Delivered	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
12/02/08	US Dollars	133,960	Brazilian Real	228,000	$6,753
12/02/08	Brazilian Real	146,120	US Dollars	80,000	(10,070)
12/02/08	US Dollars	85,852	Brazilian Real	146,120	4,219
12/02/08	Brazilian Real	237,055	US Dollars	139,280	(16,337)
12/02/08	US Dollars	139,280	Brazilian Real	130,000	7,057
12/09/08	US Dollars	4,011,424	Chinese Yuan	27,390,000	(45,785)
12/09/08	US Dollars	2,382,250	Chinese Yuan	16,311,266	(20,637)
05/06/09	US Dollars	6,895,336	Russian Rubles	168,263,445	(498,925)
05/19/09	US Dollars	4,292	Mexican Pesos	46,864	(128)
07/15/09	US Dollars	1,008,824	Chinese Yuan	6,860,000	(19,853)
07/15/09	US Dollars	2,996,480	Chinese Yuan	20,430,000	(51,192)

					$(124,021)

Global Bond Fund
11/05/08	Turkish Lira	1,400,000	Euro	762,054	$(13,224)
11/05/08	Turkish Lira	1,620,000	Euro	899,051	9,053
11/05/08	Japanese Yen	115,330,000	Euro	766,720	(7,869)
11/05/08	Euro	726,000	Turkish Lira	1,360,088	33,083
11/05/08	US Dollars	559,798	Australian Dollars	587,221	(96,313)
11/05/08	US Dollars	547,801	Australian Dollars	620,000	(58,444)
11/05/08	US Dollars	1,635,302	Canadian Dollars	1,640,208	(91,286)
11/05/08	US Dollars	2,947,905	Euro	1,870,000	(306,983)
11/05/08	US Dollars	1,583,270	Euro	1,000,000	(171,012)
11/05/08	US Dollars	1,540,383	Euro	980,898	(155,101)
11/05/08	US Dollars	925,452	Euro	600,000	(78,097)
11/05/08	US Dollars	560,000	Euro	377,901	(26,306)
11/05/08	US Dollars	1,133,301	Euro	770,000	(45,863)
11/05/08	US Dollars	2,041,253	British Pounds	1,050,000	(169,865)
11/05/08	US Dollars	446,376	British Pounds	241,324	(16,271)
11/05/08	US Dollars	5,683,751	Japanese Yen	600,226,840	(7,408)
11/05/08	US Dollars	9,553,231	Japanese Yen	1,011,467,400	12,213
11/05/08	US Dollars	578,946	Turkish Lira	691,898	(40,530)
11/05/08	US Dollars	126,960	South African Rand	988,065	(8,681)
11/05/08	Australian Dollars	603,028	US Dollars	580,879	104,918
11/05/08	Australian Dollars	250,000	US Dollars	238,558	41,236
11/05/08	Australian Dollars	631,336	US Dollars	603,942	105,638
11/05/08	Euro	779,420	US Dollars	1,235,322	134,580
11/05/08	Euro	5,911,675	US Dollars	9,367,049	1,018,238
11/05/08	Euro	4,967,336	US Dollars	7,798,072	782,911
11/05/08	Euro	808,255	US Dollars	1,267,708	126,243
11/05/08	British Pounds	200,000	US Dollars	397,906	41,451
11/05/08	British Pounds	500,000	US Dollars	994,630	103,493
11/05/08	British Pounds	500,000	US Dollars	994,630	103,493
11/05/08	British Pounds	1,700,000	US Dollars	3,358,945	329,079
11/05/08	Hungarian Forint	359,036,188	US Dollars	2,451,094	370,698
11/05/08	Japanese Yen	128,025,470	US Dollars	1,195,846	(14,890)
11/05/08	Japanese Yen	311,314,100	US Dollars	2,948,050	3,954
11/05/08	Mexican Pesos	7,853,760	US Dollars	763,984	49,285
11/05/08	Turkish Lira	3,573,930	US Dollars	2,863,726	82,592
11/12/08	US Dollars	970,998	Indonesian Rupiahs	8,886,575,000	(34,534)
11/12/08	US Dollars	829,009	Indian Rupees	35,150,000	(80,685)
11/12/08	US Dollars	686,881	Korean Won	700,000,000	(104,041)

107

Fund/Expiration Date	Currency to be Delivered	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
11/12/08	US Dollars	1,217,103	Malaysian Ringgits	3,987,838	$(53,654)
11/12/08	Indonesian Rupiahs	4,142,370,000	US Dollars	446,376	9,855

					$1,880,956

Small Cap Equity Fund
11/05/08	Euro	410,865	US Dollars	644,722	$64,729
11/05/08	US Dollars	126,514	Euro	81,691	(11,146)

					$53,583

International Equity Fund
10/31/08	Euro	12,399,000	US Dollars	19,409,396	$1,898,584
10/31/08	British Pounds	5,297,000	US Dollars	10,466,872	1,026,434
12/17/08	Australian Dollars	959,000	US Dollars	767,181	12,243
12/17/08	US Dollars	311,440	Australian Dollars	395,000	(490)
12/17/08	US Dollars	1,039,535	Canadian Dollars	1,102,000	(1,415)
12/17/08	US Dollars	4,900,881	Swiss Francs	5,540,000	64,684
12/17/08	US Dollars	716,452	Swiss Francs	787,000	(11,055)
12/17/08	Denmark Kroner	2,329,000	US Dollars	439,799	(1,400)
12/17/08	US Dollars	63,621	Denmark Kroner	331,000	(917)
12/17/08	Euro	4,253,000	US Dollars	5,951,593	(55,313)
12/17/08	Euro	2,234,000	US Dollars	3,205,251	49,965
12/17/08	US Dollars	113,694	British Pounds	65,000	2,182
12/17/08	US Dollars	2,736,340	British Pounds	1,507,000	(49,788)
12/17/08	US Dollars	181,198	Hong Kong Dollars	1,411,000	743
12/17/08	US Dollars	13,146	Hong Kong Dollars	102,000	7
12/17/08	Japanese Yen	408,123,000	US Dollars	3,819,510	(62,486)
12/17/08	US Dollars	1,278,364	Japanese Yen	133,232,000	(11,084)
12/17/08	US Dollars	2,925,880	Japanese Yen	302,081,000	(52,538)
12/17/08	US Dollars	9,907,775	Norwegian Krone	57,097,000	(236,586)
12/17/08	Norwegian Krone	8,551,000	US Dollars	1,466,432	18,049
12/17/08	Norwegian Krone	3,988,000	US Dollars	677,643	2,149
12/17/08	US Dollars	2,067,103	Swedish Kronor	14,053,000	(35,716)
12/17/08	Swedish Kronor	20,975,000	US Dollars	3,143,696	111,721
12/17/08	US Dollars	80,867	Singapore Dollars	114,000	(1,219)
12/17/08	Singapore Dollars	5,000	US Dollars	3,496	2
12/17/08	US Dollars	16,800	Singapore Dollars	24,000	(32)

					$2,666,724

Note 4: FEDERAL INCOME TAXES

At September 30, 2008, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

Fund	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities	Federal Tax Cost
MyDestination 2005	$(10,838,677)	$—	$(10,838,677)	$72,650,481
MyDestination 2015	(39,795,207)	—	(39,795,207)	212,476,790
MyDestination 2025	(32,259,885)	—	(32,259,885)	145,462,364
MyDestination 2035	(12,568,130)	140	(12,568,270)	55,237,709
MyDestination 2045	(4,870,879)	—	(4,870,879)	22,867,052

108

Fund	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities	Federal Tax Cost
Conservative Allocation	$4,940,590	$13,082,714	$(8,142,124)	$276,148,328
Balanced Allocation	(79,715,031)	2,808,382	(82,523,413)	1,169,713,481
Growth Allocation	(64,755,225)	56,641	(64,811,866)	904,616,954
Aggressive Allocation	(61,631,211)	—	(61,631,211)	795,050,829
Conservative Allocation I	(9,039,200)	—	(9,039,200)	70,015,241
Balanced Allocation I	(68,388,571)	—	(68,388,571)	367,276,822
Growth Allocation I	(52,367,463)	—	(52,367,463)	251,093,627
Aggressive Allocation I	(45,706,474)	—	(45,706,474)	190,622,542
Money Market	—	—	—	1,050,312,265
Low-Duration Bond	(49,428,257)	2,081,881	(51,510,138)	920,315,686
Medium-Duration Bond	(114,975,764)	12,111,644	(127,087,408)	1,547,466,289
Extended-Duration Bond	(63,921,037)	10,856,579	(74,777,616)	538,685,734
Global Bond	(35,971,514)	—	(35,971,514)	279,422,217
Equity Index	30,273,068	99,268,469	(68,995,401)	390,264,243
Real Estate Securities	(11,211,646)	2,793,117	(14,004,763)	176,377,163
Value Equity	(168,731,447)	78,044,683	(246,776,130)	1,590,515,534
Growth Equity	(37,859,948)	82,696,534	(120,556,482)	1,459,479,974
Small Cap Equity	(30,485,556)	28,486,023	(58,971,579)	666,932,340
International Equity	(229,082,903)	68,948,991	(298,031,894)	1,788,672,244

109

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President (principal executive officer)

Date November 26, 2008

By (Signature and Title)*	/s/ Jeffrey P. Billinger
Jeffrey P. Billinger, Vice President and Treasurer (principal financial officer)

Date November 26, 2008

*	Print the name and title of each signing officer under his or her signature.